Schedule of Investments PIMCO All Asset Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 97.5%
PIMCO All Asset: Multi-RAE PLUS Fund	8,483,070	$98,404
PIMCO All Asset: Multi-Real Fund	4,259,388	52,390
PIMCO CommoditiesPLUS® Strategy Fund	1,650,640	18,586
PIMCO Dynamic Bond Fund	542,862	5,885
PIMCO Emerging Markets Bond Fund	775,598	7,965
PIMCO Emerging Markets Currency and Short-Term Investments Fund	2,254,849	17,858
PIMCO Emerging Markets Local Currency and Bond Fund	1,735,114	11,157
PIMCO Extended Duration Fund	2,756,107	19,623
PIMCO High Yield Fund	1,594,094	14,331
PIMCO Income Fund	2,702,586	32,350
PIMCO International Bond Fund (U.S. Dollar-Hedged)	379,991	4,142
PIMCO Investment Grade Credit Bond Fund	535,632	5,742
PIMCO Long-Term Real Return Fund	1,364,489	9,933
PIMCO Long-Term U.S. Government Fund	1,552,154	8,118
PIMCO Low Duration Fund	1,032,776	10,255
PIMCO Mortgage Opportunities and Bond Fund	430,168	4,706
PIMCO RAE Emerging Markets Fund	3,049,727	33,882
PIMCO RAE Fundamental Advantage PLUS Fund	4,003,021	38,069
PIMCO RAE International Fund	1,456,474	15,861
PIMCO RAE PLUS EMG Fund	2,499,368	25,669
PIMCO RAE PLUS Fund	804,790	5,593
PIMCO RAE PLUS International Fund	4,688,429	32,210
PIMCO RAE PLUS Small Fund	1,337,725	14,635
PIMCO RAE US Small Fund	977,365	13,673
PIMCO RAE Worldwide Long/Short PLUS Fund	4,274,536	36,505
PIMCO Real Return Fund	1,953,658	23,561
PIMCO RealEstateRealReturn Strategy Fund	3,579,323	31,677
PIMCO Senior Floating Rate Fund	385,778	3,592
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	858,979	7,542
PIMCO Total Return Fund	1,958,509	20,016
PIMCO TRENDS Managed Futures Strategy Fund	586,584	6,223

Total Mutual Funds (Cost $550,734)		630,153

EXCHANGE-TRADED FUNDS 2.0%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	452,670	13,051

Total Exchange-Traded Funds (Cost $10,380)		13,051

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 0.080% (a)(b)	3,884,451	3,885

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10	0

Total Short-Term Instruments (Cost $3,885)		3,885

Total Investments in Affiliates (Cost $564,999)		647,089

Total Investments 100.1% (Cost $564,999)		$647,089
Other Assets and Liabilities, net (0.1)%		(468)

Net Assets 100.0%		$646,621

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Mutual Funds	$630,153	$0	$0	$630,153
Exchange-Traded Funds	13,051	0	0	13,051
Short-Term Instruments
Mutual Funds	3,885	0	0	3,885

Total Investments	$647,089	$0	$0	$647,089

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio and Underlying PIMCO Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or an Underlying PIMCO Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of an Underlying PIMCO Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it

Notes to Financial Statements (Cont.)

were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options.

The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the

Notes to Financial Statements (Cont.)

Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$62,884	$35,992	$(700)	$(42)	$270	$98,404	$7,692	$0
PIMCO All Asset: Multi-Real Fund	38,868	10,251	0	0	3,271	52,390	1,152	0
PIMCO CommoditiesPLUS® Strategy Fund	23,025	0	(7,513)	2,906	168	18,586	0	0
PIMCO Dynamic Bond Fund	6,047	33	(212)	1	16	5,885	33	0
PIMCO Emerging Markets Bond Fund	10,423	1,375	(3,288)	(33)	(512)	7,965	107	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	15,835	3,093	(473)	(14)	(583)	17,858	64	0
PIMCO Emerging Markets Local Currency and Bond Fund	12,404	156	(426)	(18)	(959)	11,157	162	0
PIMCO Extended Duration Fund	17,294	6,512	(639)	(218)	(3,326)	19,623	125	0
PIMCO Government Money Market Fund	6,325	29,398	(31,838)	0	0	3,885	0	0
PIMCO High Yield Fund	9,274	5,559	(382)	(2)	(118)	14,331	130	0
PIMCO Income Fund	31,812	9,291	(8,380)	22	(395)	32,350	344	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	7,494	1,578	(4,881)	142	(191)	4,142	15	0

Notes to Financial Statements (Cont.)

PIMCO Investment Grade Credit Bond Fund	4,604	1,628	(206)	(3)	(281)	5,742	48	0
PIMCO Long-Term Real Return Fund	14,576	50	(3,610)	(343)	(740)	9,933	50	0
PIMCO Long-Term U.S. Government Fund	6,010	3,179	(204)	(81)	(786)	8,118	39	0
PIMCO Low Duration Fund	11,749	2,340	(3,812)	16	(38)	10,255	23	0
PIMCO Mortgage Opportunities and Bond Fund	4,916	37	(230)	2	(19)	4,706	39	0
PIMCO RAE Emerging Markets Fund	36,243	0	(6,320)	1,665	2,294	33,882	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	41,341	1,546	(8,074)	(479)	3,735	38,069	99	0
PIMCO RAE International Fund	16,643	0	(2,334)	476	1,076	15,861	0	0
PIMCO RAE PLUS EMG Fund	28,417	2,684	(5,987)	1,240	(685)	25,669	2,683	0
PIMCO RAE PLUS Fund	1,968	3,656	(71)	(4)	44	5,593	420	0
PIMCO RAE PLUS International Fund	39,858	3,498	(11,200)	2,133	(2,079)	32,210	3,497	0
PIMCO RAE PLUS Small Fund	17,933	2,033	(7,265)	1,160	774	14,635	2,033	0
PIMCO RAE US Small Fund	15,526	0	(5,742)	837	3,052	13,673	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	32,353	3,930	(1,325)	(166)	1,713	36,505	615	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	21,979	0	(10,531)	1,736	(133)	13,051	0	0
PIMCO Real Return Fund	24,867	91	(981)	(2)	(414)	23,561	90	0
PIMCO RealEstateRealReturn Strategy Fund	33,040	1,208	(4,608)	360	1,677	31,677	1,207	0
PIMCO Senior Floating Rate Fund	6,244	44	(2,696)	192	(192)	3,592	45	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,890	0	(1,937)	210	379	7,542	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	3,214	0	(3,333)	203	(84)	0	0	0
PIMCO Total Return Fund	16,800	8,767	(4,824)	(96)	(631)	20,016	106	0
PIMCO TRENDS Managed Futures Strategy Fund	6,253	1	(222)	13	178	6,223	1	0
Totals	$635,109	$137,930	$(144,244)	$11,813	$6,481	$647,089	$20,819	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
RAFI	Research Affiliates Fundamental Index

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bausch Health Cos., Inc. 3.109% (LIBOR03M + 3.000%) due 06/02/2025 ~		$24	$24
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		144	144

Total Loan Participations and Assignments (Cost $168)			168

CORPORATE BONDS & NOTES 10.1%
BANKING & FINANCE 6.8%
Bank of America Corp.
1.658% due 03/11/2027 •		200	201
3.864% due 07/23/2024 •		200	214
3.950% due 04/21/2025		200	219
Barclays PLC 4.972% due 05/16/2029 •		200	230
BGC Partners, Inc. 5.375% due 07/24/2023		100	109
BPCE S.A. 4.625% due 07/11/2024		100	110
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	116
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	105
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	120
CyrusOne LP 2.900% due 11/15/2024		$100	106
Discover Financial Services 4.500% due 01/30/2026		100	113
GLP Capital LP 5.250% due 06/01/2025		150	168
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	438
HSBC Holdings PLC
4.300% due 03/08/2026		200	224
4.583% due 06/19/2029 •		200	225
ING Bank NV 2.625% due 12/05/2022		100	104
ING Groep NV 4.100% due 10/02/2023		200	217
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	331
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	335
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	212
Morgan Stanley
3.875% due 04/29/2024		200	219
4.431% due 01/23/2030 •		200	229
Natwest Group PLC 3.875% due 09/12/2023		200	215
Oversea-Chinese Banking Corp. Ltd. 0.648% (US0003M + 0.450%) due 05/17/2021 ~		200	201
Sabra Health Care LP 3.900% due 10/15/2029		100	102
Spirit Realty LP 4.000% due 07/15/2029		100	108
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	210
UBS Group AG 7.125% due 08/10/2021 •(c)(e)		300	306
VEREIT Operating Partnership LP 3.100% due 12/15/2029		100	102
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	107
3.450% due 02/13/2023		100	105

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.150% due 01/24/2029	200	226

		6,027

INDUSTRIALS 2.4%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	78	80
American Airlines Pass-Through Trust 3.500% due 08/15/2033	189	178
Arrow Electronics, Inc. 4.500% due 03/01/2023	100	106
BMW U.S. Capital LLC 3.400% due 08/13/2021	100	101
Broadcom, Inc. 5.000% due 04/15/2030	100	114
Campbell Soup Co. 3.650% due 03/15/2023	58	62
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	105
DAE Funding LLC 5.250% due 11/15/2021	100	102
Equifax, Inc. 1.064% (US0003M + 0.870%) due 08/15/2021 ~	100	100
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	100	104
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	104
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	112
Reynolds American, Inc. 4.450% due 06/12/2025	100	111
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	200	210
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	200	215
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026	100	108
Syngenta Finance NV 4.441% due 04/24/2023	200	210

		2,122

UTILITIES 0.9%
AT&T, Inc. 2.550% due 12/01/2033	352	335
Exelon Corp. 3.950% due 06/15/2025	100	109
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	108
ONEOK, Inc. 4.550% due 07/15/2028	100	110
Petrobras Global Finance BV 5.093% due 01/15/2030	89	93

		755

Total Corporate Bonds & Notes (Cost $8,481)		8,904

MUNICIPAL BONDS & NOTES 0.2%
PENNSYLVANIA 0.1%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.348% (US0003M + 0.130%) due 10/25/2036 ~	112	110

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	87

Total Municipal Bonds & Notes (Cost $210)		197

U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.523% due 11/25/2046 •	222	222
0.573% due 07/25/2046 •	80	80
0.593% due 09/25/2046 •	84	84
2.581% due 05/01/2038 •	129	136
Freddie Mac
3.500% due 09/01/2047	101	108
4.000% due 08/01/2047	337	364
Uniform Mortgage-Backed Security
3.500% due 11/01/2045 - 09/01/2046	305	326
4.000% due 08/01/2049	312	334
Uniform Mortgage-Backed Security, TBA
2.000% due 06/01/2036 - 06/01/2051	3,800	3,813

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

2.500% due 06/01/2051		1,100	1,125

Total U.S. Government Agencies (Cost $6,559)			6,592

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Bonds
1.375% due 08/15/2050		100	78
1.625% due 11/15/2050		2,800	2,334
2.000% due 02/15/2050		40	37
2.250% due 08/15/2049		150	145
2.375% due 11/15/2049		50	50
3.000% due 08/15/2048		200	224
3.000% due 02/15/2049		50	56
U.S. Treasury Notes
0.375% due 04/30/2025		1,600	1,580
0.375% due 12/31/2025		100	98
0.500% due 05/31/2027		200	191
0.625% due 11/30/2027		600	572
0.625% due 12/31/2027		100	95
0.625% due 05/15/2030		1,300	1,183
0.625% due 08/15/2030		1,000	907
0.750% due 01/31/2028		1,200	1,151
1.125% due 02/29/2028		700	688
1.125% due 02/15/2031		300	284
1.250% due 03/31/2028		600	593
1.375% due 10/15/2022		1,050	1,070
1.500% due 02/15/2030		400	395
2.750% due 08/15/2021		10,700	10,810

Total U.S. Treasury Obligations (Cost $23,381)			22,541

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust 0.270% due 08/27/2036 ~		108	101
BANK 4.165% due 05/15/2061 ~		100	112
Citigroup Mortgage Loan Trust 3.394% due 07/25/2037 ^~		67	65
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		45	44
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	28	32

Total Non-Agency Mortgage-Backed Securities (Cost $328)			354

ASSET-BACKED SECURITIES 4.6%
Atrium Corp. 1.052% due 04/22/2027 •		$237	237
Babson Euro CLO BV 0.277% due 10/25/2029 •	EUR	173	203
CIT Mortgage Loan Trust 1.609% due 10/25/2037 •		$100	102
Citigroup Mortgage Loan Trust 0.369% due 08/25/2036 •		166	165
Countrywide Asset-Backed Certificates
0.259% due 06/25/2047 ^•		39	39
0.339% due 05/25/2037 •		651	618
Crown Point CLO Ltd. 1.394% due 10/20/2028 •		225	225
Dryden Senior Loan Fund 1.141% due 10/15/2027 •		190	191
ECMC Group Student Loan Trust 0.859% due 02/27/2068 •		64	64
Fremont Home Loan Trust 0.259% due 10/25/2036 •		415	231
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •		67	67
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	172	202
JP Morgan Mortgage Acquisition Corp. 0.694% due 05/25/2035 •		$540	538
Jubilee CLO BV 0.258% due 12/15/2029 •	EUR	247	289
Lehman XS Trust 0.909% due 10/25/2035 •		$12	12
Morgan Stanley ABS Capital, Inc. Trust 0.239% due 10/25/2036 •		177	168
Navient Student Loan Trust 1.159% due 12/27/2066 •		115	117
OneMain Financial Issuance Trust 2.370% due 09/14/2032		9	9
Option One Mortgage Loan Trust 0.874% due 08/25/2035 •		120	119
S-Jets Ltd. 3.967% due 08/15/2042		190	186

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

SLM Student Loan Trust 0.734% due 12/15/2025 •	84	85
TICP CLO Ltd. 1.064% due 04/20/2028 •	219	219

Total Asset-Backed Securities (Cost $3,748)		4,086

SHORT-TERM INSTRUMENTS 27.5%
U.S. TREASURY BILLS 27.5%
0.092% due 04/15/2021 - 09/09/2021 (a)(b)	24,200	24,199

Total Short-Term Instruments (Cost $24,197)		24,199

Total Investments in Securities (Cost $67,072)		67,041

	SHARES
INVESTMENTS IN AFFILIATES 23.9%
MUTUAL FUNDS (d) 5.6%
PIMCO Income Fund	411,655	4,927

Total Mutual Funds (Cost $4,968)		4,927

SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short-Term Floating NAV Portfolio III	1,637,181	16,143

Total Short-Term Instruments (Cost $16,132)		16,143

Total Investments in Affiliates (Cost $21,100)		21,070

Total Investments 100.0% (Cost $88,172)		$88,111
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $40)		98
Other Assets and Liabilities, net (0.1)%		(121)

Net Assets 100.0%		$88,088

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(29) at a weighted average interest rate of (0.469%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index June Futures	06/2021	156	$30,946	$253	$159	$0
Mini MSCI EAFE Index June Futures	06/2021	200	21,920	(124)	0	(98)
U.S. Treasury 10-Year Note June Futures	06/2021	7	917	(27)	0	(2)

$102	$159	$(100)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2021	3	$(603)	$1	$2	$(1)
United Kingdom Long Gilt June Futures	06/2021	6	(1,055)	17	4	0

$18	$6	$(1)

Total Futures Contracts	$120	$165	$(101)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2024	0.611%	$200	$(5)	$8	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$1,100	$27	$0	$27	$2	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,700	39	1	40	1	0

$66	$1	$67	$3	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.700%	Maturity	01/03/2022	BRL	6,900	$(2)	$(4)	$(6)	$0	$0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	400	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	2,400	2	3	5	0	(1)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	1,200	0	0	0	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	300	6	(5)	1	0	0

$6	$(7)	$(1)	$0	$(1)

Total Swap Agreements	$67	$2	$69	$3	$(1)

Cash of $3,593 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2021	$39	GBP	28	$0	$(1)
05/2021	3	RUB	223	0	0
CBK	12/2021	3	PEN	10	0	0
HUS	05/2021	2	RUB	123	0	0
SCX	04/2021	EUR	725	$881	30	0
05/2021	725	852	2	0
UAG	04/2021	$6	RUB	439	0	0
06/2021	3	253	0	0

Total Forward Foreign Currency Contracts	$32	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	0.625%	$300	$(14)	$15	$1	$0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	0.625	100	(7)	7	0	0
Russia Government International Bond	1.000	Quarterly	06/20/2021	0.396	100	(6)	6	0	0

Total Swap Agreements	$(27)	$28	$1	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$168	$0	$168
Corporate Bonds & Notes
Banking & Finance	0	6,027	0	6,027
Industrials	0	2,122	0	2,122
Utilities	0	755	0	755
Municipal Bonds & Notes
Pennsylvania	0	110	0	110
Virginia	0	87	0	87
U.S. Government Agencies	0	6,592	0	6,592
U.S. Treasury Obligations	0	22,541	0	22,541
Non-Agency Mortgage-Backed Securities	0	354	0	354
Asset-Backed Securities	0	4,086	0	4,086
Short-Term Instruments
U.S. Treasury Bills	0	24,199	0	24,199

	$0	$67,041	$0	$67,041
Investments in Affiliates, at Value
Mutual Funds	4,927	0	0	4,927
Short-Term Instruments
Central Funds Used for Cash Management Purposes	16,143	0	0	16,143

	$21,070	$0	$0	$21,070

Total Investments	$21,070	$67,041	$0	$88,111

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	165	3	0	168
Over the counter	0	33	0	33

	$165	$36	$0	$201
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(101)	(1)	0	(102)
Over the counter	0	(1)	0	(1)

	$(101)	$(2)	$0	$(103)

Total Financial Derivative Instruments	$64	$34	$0	$98

Totals	$21,134	$67,075	$0	$88,209

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,936	$48	$0	$0	$(57)	$4,927	$50	$0
PIMCO Short-Term Floating NAV Portfolio III	15,834	11,911	(11,600)	0	(2)	16,143	10	0
Totals	$20,770	$11,959	$(11,600)	$0	$(59)	$21,070	$60	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
GST	Goldman Sachs International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	PEN	Peruvian New Sol	USD (OR $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.1% ¤
CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 2.3%
Ally Financial, Inc. 4.250% due 04/15/2021		$50	$50
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)	EUR	200	238
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	1,146
Deutsche Bank AG 4.250% due 10/14/2021		1,600	1,630
Ford Motor Credit Co. LLC 0.000% due 12/01/2021 •	EUR	900	1,053
ING Bank NV 2.625% due 12/05/2022		$500	519
Lloyds Banking Group PLC 0.987% (US0003M + 0.800%) due 06/21/2021 ~		500	501
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		800	806
Natwest Group PLC
1.751% (US0003M + 1.550%) due 06/25/2024 ~		400	409
4.519% due 06/25/2024 •		300	324
UniCredit SpA 7.830% due 12/04/2023		1,650	1,924

			8,600

INDUSTRIALS 1.5%
Bayer U.S. Finance LLC 0.831% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,102
ERAC USA Finance LLC 2.600% due 12/01/2021		200	202
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,800	2,813
4.057% due 05/25/2023		50	54
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	504
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	204

			5,879

UTILITIES 0.5%
Duke Energy Corp. 0.698% (US0003M + 0.500%) due 05/14/2021 ~		1,000	1,000
Petrobras Global Finance BV
5.093% due 01/15/2030		679	707
6.625% due 01/16/2034	GBP	100	154

			1,861

Total Corporate Bonds & Notes (Cost $15,849)			16,340

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.459% due 05/25/2042 •		$3	3
1.579% due 10/01/2044 •		2	2
1.788% due 01/01/2036 •		21	21
2.280% due 11/01/2035 •		3	3
2.314% due 05/25/2035 ~		13	13
2.479% due 07/01/2035 •		8	8
2.614% due 11/01/2034 •		9	10
Freddie Mac
0.369% due 08/25/2031 •		1	1
0.473% due 07/15/2044 •		317	319
0.556% due 09/15/2042 •		572	576
1.579% due 02/25/2045 •		33	33
2.010% due 07/01/2036 •		74	78
2.139% due 09/01/2036 •		41	43
2.229% due 10/01/2036 •		37	37
2.350% due 01/01/2034 •		2	2
Ginnie Mae
0.599% due 08/20/2068 •		510	506

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

1.904% due 04/20/2067 •		384	390
Small Business Administration 5.510% due 11/01/2027		79	86
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2051		1,762	1,862
4.000% due 05/01/2051		15,728	16,878

Total U.S. Government Agencies (Cost $20,910)			20,871

U.S. TREASURY OBLIGATIONS 86.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (h)		5,880	4,902
3.000% due 05/15/2045 (l)		80	89
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)		6,654	6,668
0.125% due 01/15/2022 (h)		21,436	21,921
0.125% due 04/15/2022 (h)		51,160	52,618
0.125% due 07/15/2022		8,982	9,339
0.125% due 01/15/2023 (h)		20,454	21,455
0.125% due 10/15/2024		7,442	8,052
0.125% due 04/15/2025 (h)		27,440	29,716
0.125% due 10/15/2025		5,746	6,262
0.125% due 07/15/2026		6,787	7,421
0.125% due 01/15/2030		9,922	10,744
0.125% due 07/15/2030 (h)		2,122	2,305
0.125% due 01/15/2031 (h)		16,679	17,970
0.250% due 07/15/2029		1,074	1,182
0.375% due 07/15/2023		7,517	8,049
0.375% due 07/15/2025		12,877	14,192
0.375% due 07/15/2025 (l)		2,537	2,796
0.375% due 01/15/2027		3,638	4,015
0.375% due 07/15/2027 (l)		299	332
0.500% due 04/15/2024 (h)		18,417	19,969
0.500% due 01/15/2028		4,906	5,467
0.625% due 07/15/2021		2,335	2,373
0.625% due 04/15/2023		2,138	2,275
0.625% due 01/15/2024 (j)		4,399	4,770
0.625% due 01/15/2026 (h)		20,771	23,107
0.625% due 02/15/2043		171	193
0.750% due 07/15/2028		4,043	4,613
0.875% due 01/15/2029 (h)		10,948	12,563
1.375% due 02/15/2044 (l)		112	147
1.750% due 01/15/2028		6,084	7,321
2.125% due 02/15/2040 (h)		278	400
2.125% due 02/15/2041		1,768	2,560
2.375% due 01/15/2025		7,187	8,422
2.500% due 01/15/2029 (l)		1,998	2,558
3.875% due 04/15/2029		600	842
3.875% due 04/15/2029 (l)		119	168

Total U.S. Treasury Obligations (Cost $316,376)			327,776

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Alliance Bancorp Trust 0.349% due 07/25/2037 •		179	167
Banc of America Mortgage Trust
2.613% due 11/25/2035 ^~		9	9
3.299% due 06/25/2035 ~		25	24
Bear Stearns Adjustable Rate Mortgage Trust
2.809% due 01/25/2035 ~		94	101
2.847% due 03/25/2035 ~		38	38
3.263% due 07/25/2036 ^~		28	28
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		84	85
3.313% due 09/25/2037 ^~		170	168
Countrywide Alternative Loan Trust
0.306% due 12/20/2046 ^•		790	690
0.349% due 06/25/2036 •		492	494
5.000% due 07/25/2035		61	48
6.000% due 02/25/2037 ^		143	93
Countrywide Home Loan Mortgage Pass-Through Trust
2.832% due 10/20/2035 ~		1,269	1,300
3.115% due 08/25/2034 ^~		7	6
Credit Suisse Mortgage Capital Certificates
0.259% due 09/29/2036 •		516	504
6.225% due 10/26/2036 ~		42	42
Eurosail PLC 1.030% due 06/13/2045 •	GBP	241	332
First Horizon Alternative Mortgage Securities Trust
2.209% due 06/25/2034 ~		$6	6
6.000% due 02/25/2037 ^		45	29
GreenPoint Mortgage Funding Trust
0.289% due 09/25/2046 •		105	103
0.649% due 11/25/2045 •		7	6

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

GSR Mortgage Loan Trust 2.678% due 01/25/2035 ~		10	10
HarborView Mortgage Loan Trust 0.590% due 03/19/2036 ^•		25	25
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,144	1,583
HomeBanc Mortgage Trust 0.769% due 10/25/2035 •		$20	20
IndyMac Mortgage Loan Trust 3.130% due 11/25/2035 ^~		12	11
JP Morgan Mortgage Trust
2.594% due 02/25/2035 ~		25	25
3.016% due 08/25/2035 ~		20	20
3.274% due 07/25/2035 ~		17	18
Lehman XS Trust 1.259% due 12/25/2037 •		636	655
MASTR Adjustable Rate Mortgages Trust 3.178% due 11/21/2034 ~		10	10
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.846% due 09/15/2030 •		72	73
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,062	1,109
Residential Accredit Loans, Inc. Trust
1.272% due 10/25/2037 ~		31	30
1.619% due 09/25/2045 •		75	75
Residential Asset Securitization Trust 0.509% due 05/25/2035 •		65	49
Sequoia Mortgage Trust 0.311% due 07/20/2036 •		105	104
Structured Adjustable Rate Mortgage Loan Trust
1.659% due 01/25/2035 ^•		7	7
2.578% due 02/25/2034 ~		6	6
Structured Asset Mortgage Investments Trust
0.529% due 04/25/2036 •		6	6
0.770% due 10/19/2034 •		9	9
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	GBP	960	1,332
WaMu Mortgage Pass-Through Certificates Trust
1.029% due 05/25/2047 •		$131	127
2.364% due 08/25/2035 ~		3	2
3.083% due 12/25/2035 ~		74	75
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		12	12

Total Non-Agency Mortgage-Backed Securities (Cost $9,037)			9,666

ASSET-BACKED SECURITIES 7.5%
American Money Management Corp. CLO Ltd. 1.167% due 04/14/2029 •		900	901
Argent Mortgage Loan Trust 0.349% due 05/25/2035 •		79	74
Argent Securities Trust
0.259% due 07/25/2036 •		320	294
0.429% due 05/25/2036 •		626	238
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	821
Atrium Corp. 1.052% due 04/22/2027 •		$380	380
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	247	290
Blackrock European CLO DAC 0.620% due 10/15/2031 •		500	586
Brookside Mill CLO Ltd. 1.043% due 01/17/2028 •		$1,539	1,538
Catamaran CLO Ltd. 1.063% due 01/27/2028 •		422	422
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(a)		300	300
CIT Mortgage Loan Trust
1.459% due 10/25/2037 •		377	379
1.609% due 10/25/2037 •		600	612
Citigroup Mortgage Loan Trust 0.569% due 12/25/2036 •		43	35
Citigroup Mortgage Loan Trust, Inc. 0.604% due 10/25/2036 •		400	391
CoreVest American Finance Trust 2.968% due 10/15/2049		61	61
Countrywide Asset-Backed Certificates
0.299% due 11/25/2037 •		713	682
0.359% due 03/25/2037 •		200	192
1.309% due 10/25/2035 •		26	26
Countrywide Asset-Backed Certificates Trust 0.849% due 08/25/2047 •		158	155

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC
0.238% due 07/25/2037 •		11	8
0.338% due 07/25/2037 •		46	37
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	400	474
0.650% due 10/15/2031 •		800	948
Ellington Loan Acquisition Trust 1.209% due 05/25/2037 •		$27	28
Fremont Home Loan Trust 0.244% due 10/25/2036 •		118	108
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		53	40
GSAMP Trust
0.179% due 12/25/2036 •		51	32
1.084% due 03/25/2035 ^•		101	98
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •		80	80
Harvest CLO DAC 0.680% due 10/20/2031 •(a)	EUR	500	586
Home Equity Asset Trust 0.784% due 02/25/2036 •		$400	390
IndyMac Mortgage Loan Trust 0.179% due 07/25/2036 •		258	103
Jamestown CLO Ltd.
1.048% due 07/25/2027 •		98	99
1.443% due 01/17/2027 •		233	234
JP Morgan Mortgage Acquisition Trust 0.319% due 10/25/2036 •		67	66
Jubilee CLO BV
0.258% due 12/15/2029 •	EUR	1,923	2,252
0.600% due 04/15/2030 •		300	352
Lehman XS Trust
0.269% due 05/25/2036 •		$108	118
5.244% due 06/25/2036 þ		153	156
LoanCore Issuer Ltd. 1.236% due 05/15/2036 •		500	500
Long Beach Mortgage Loan Trust 0.229% due 08/25/2036 •		570	309
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	293
Marathon CLO Ltd. 1.052% due 11/21/2027 •		$1,119	1,120
Marlette Funding Trust 2.690% due 09/17/2029		18	18
MASTR Asset-Backed Securities Trust 0.259% due 10/25/2036 •		188	85
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 þ		735	267
6.000% due 02/25/2037 ^~		69	53
Mountain View CLO LLC 1.313% due 10/16/2029 •		800	800
New Century Home Equity Loan Trust 0.874% due 02/25/2035 •		101	100
OCP CLO Ltd.
1.035% due 10/26/2027 •		431	431
1.041% due 07/15/2027 •		86	86
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	700	821
Renaissance Home Equity Loan Trust 1.209% due 09/25/2037 •		$996	511
Residential Asset Securities Corp. Trust
0.569% due 06/25/2036 •		284	277
0.604% due 04/25/2036 •		188	184
Saxon Asset Securities Trust 0.419% due 09/25/2037 •		169	165
Securitized Asset-Backed Receivables LLC Trust
0.409% due 07/25/2036 •		326	185
0.429% due 07/25/2036 •		151	73
0.609% due 05/25/2036 •		556	388
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	10	12
0.768% due 10/25/2064 •		$442	444
1.718% due 04/25/2023 •		659	665
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(a)		300	300
1.156% due 07/25/2030 •		300	300
1.161% due 01/23/2029 •		900	899
1.368% due 01/23/2029 •		300	300
Soundview Home Loan Trust 0.309% due 06/25/2037 •		723	599
Steele Creek CLO Ltd. 1.048% due 05/21/2029 •		300	300
Structured Asset Securities Corp. Mortgage Loan Trust 1.615% due 04/25/2035 •		119	119

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

Symphony CLO Ltd. 1.184% due 07/14/2026 •		162	162
Venture CLO Ltd.
1.061% due 04/15/2027 •		461	461
1.121% due 07/15/2027 •		257	257
1.166% due 09/07/2030 •		400	400
1.244% due 04/20/2029 •		800	800
1.872% due 10/22/2031 •		500	500
Voya CLO Ltd. 0.938% due 07/25/2026 •		77	77
Wind River CLO Ltd. 1.111% due 10/15/2027 •		197	198
Z Capital Credit Partners CLO Ltd. 1.173% due 07/16/2027 •		313	313

Total Asset-Backed Securities (Cost $28,534)			28,358

SOVEREIGN ISSUES 12.2%
Argentina Government International Bond
0.125% due 07/09/2030 þ		228	75
0.125% due 07/09/2035 þ		150	43
34.109% (BADLARPP) due 10/04/2022 ~	ARS	100	1
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		3,393	22
Australia Government International Bond
1.250% due 02/21/2022	AUD	1,853	1,448
3.000% due 09/20/2025		2,122	1,916
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,850	13
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	944	978
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,294	2,952
0.250% due 07/25/2024 (d)		744	941
2.100% due 07/25/2023 (d)		2,519	3,213
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		4,863	6,234
1.400% due 05/26/2025 (d)		9,683	12,150
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	208,240	1,899
0.100% due 03/10/2029 (d)		262,748	2,393
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	417
New Zealand Government International Bond 2.000% due 09/20/2025	NZD	2,810	2,218
Peru Government International Bond 5.940% due 02/12/2029	PEN	1,000	303
Provincia de Buenos Aires
37.855% due 04/12/2025	ARS	980	6
37.932% due 05/31/2022		210	1
Qatar Government International Bond 3.875% due 04/23/2023		$400	427
Saudi Government International Bond 4.000% due 04/17/2025		260	287
United Kingdom Gilt
0.125% due 08/10/2028 (d)	GBP	2,100	3,591
1.250% due 11/22/2027 (d)		2,642	4,753

Total Sovereign Issues (Cost $44,597)			46,281

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	251

Total Preferred Securities (Cost $230)			251

SHORT-TERM INSTRUMENTS 37.8%
REPURCHASE AGREEMENTS (g) 35.5%			134,709

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
2.761% due 06/30/2021 - 09/13/2021 (b)(c)	ARS	14,862	103

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

U.S. TREASURY BILLS 0.1%
0.079% due 04/29/2021 (b)(c)(l)	$397	397

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.010% due 07/06/2021 (b)(c)(l)	8,517	8,517

Total Short-Term Instruments (Cost $143,724)		143,726

Total Investments in Securities (Cost $579,257)		593,269

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	63,377	625

Total Short-Term Instruments (Cost $625)		625

Total Investments in Affiliates (Cost $625)		625

Total Investments 156.3% (Cost $579,882)		$593,894
Financial Derivative Instruments (i)(k) (2.5)%(Cost or Premiums, net $(2,448))		(9,553)
Other Assets and Liabilities, net (53.8)%		(204,360)

Net Assets 100.0%		$379,981

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	(0.050)%	03/31/2021	04/01/2021	$3,098	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	$(3,104)	$3,098	$3,098
0.010	04/01/2021	04/05/2021	32,000	U.S. Treasury Notes 1.625% due 12/15/2022	(32,646)	32,000	32,000
0.020	03/31/2021	04/01/2021	35,200	U.S. Treasury Bonds 4.375% due 02/15/2038	(35,872)	35,200	35,200
0.030	03/26/2021	04/05/2021	50,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(50,516)	50,000	50,000
SSB	0.000	03/31/2021	04/01/2021	14,411	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(14,699)	14,411	14,411

Total Repurchase Agreements	$(136,837)	$134,709	$134,709

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

BCY	(0.020)%	03/16/2021	04/05/2021	$(4,978)	$(4,978)
0.050	03/31/2021	04/05/2021	(14,917)	(14,917)
0.110	02/10/2021	04/12/2021	(19,093)	(19,096)
BPG	0.090	03/01/2021	04/01/2021	(53,224)	(53,228)
0.090	04/01/2021	04/05/2021	(52,699)	(52,699)
0.120	02/04/2021	04/05/2021	(66,501)	(66,513)
GSC	0.090	03/25/2021	04/01/2021	(40,162)	(40,163)
0.090	04/01/2021	04/05/2021	(21,947)	(21,947)
TDL	0.090	02/22/2021	04/14/2021	(3,011)	(3,011)
0.090	02/23/2021	04/14/2021	(672)	(672)

Total Sale-Buyback Transactions	$(277,224)

(h)	Securities with an aggregate market value of $276,746 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(169,208) at a weighted average interest rate of 0.119%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude June 2021 Futures	$67.000	05/17/2021	8	$ 8	$(11)	$(7)
Call - NYMEX Crude June 2021 Futures	69.000	05/17/2021	24	24	(32)	(14)
Call - NYMEX Crude June 2021 Futures	71.000	05/17/2021	12	12	(17)	(5)
Put - NYMEX Natural Gas June 2021 Futures	12.000	05/26/2021	1	1	(1)	0
Put - NYMEX Natural Gas June 2021 Futures	13.000	05/26/2021	1	1	(1)	0
Call - NYMEX Natural Gas June 2021 Futures	18.000	05/26/2021	1	1	(1)	(1)
Call - NYMEX Natural Gas June 2021 Futures	19.000	05/26/2021	1	1	0	(1)
Put - NYMEX Natural Gas May 2021 Futures	12.000	04/26/2021	1	1	(1)	0
Put - NYMEX Natural Gas May 2021 Futures	13.000	04/26/2021	1	1	(1)	0
Call - NYMEX Natural Gas May 2021 Futures	18.000	04/26/2021	1	1	(1)	(1)
Call - NYMEX Natural Gas May 2021 Futures	19.000	04/26/2021	1	1	0	(1)
Put - NYMEX Natural Gas October 2021 Futures	2.500	09/27/2021	2	20	(2)	(2)

Total Written Options	$(68)	$(32)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line April Futures	04/2021	1	$(1)	$0	$0	$0
Brent 1st Line vs. Dubai 1st Line April Futures	04/2023	1	2	1	0	0
Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line February Futures	02/2023	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line January Futures	01/2023	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line June Futures	06/2023	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line March Futures	03/2023	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line May Futures	05/2023	1	2	0	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	1	0	0	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	1	1	0	0	0
Brent Crude December Futures	10/2021	36	2,168	(17)	0	(37)
Brent Crude December Futures	10/2023	3	166	(4)	0	(2)
Brent Crude December Futures	10/2024	4	217	15	0	(2)
Brent Crude June Futures	04/2021	12	753	(52)	0	(17)
Brent Crude March Futures	01/2022	16	947	234	0	(15)
Brent Crude November Futures	09/2021	3	182	(4)	0	(4)
California Carbon Allowance Future Vintage December Futures	12/2021	70	1,295	27	1	0
Call Options Strike @ EUR 114.200 on Euro-Schatz Bond June 2021 Futures (1)	05/2021	856	5	(1)	0	0
Call Options Strike @ EUR 161.500 on Euro-BTP Italy Government Bond June 2021 Futures (1)	05/2021	52	1	0	0	0
Chicago Ethanol (Platts) July Futures	07/2021	1	78	8	4	0
Cocoa July Futures	07/2021	13	310	(16)	0	0
Copper July Futures	07/2021	9	900	(16)	4	0
Corn December Futures	12/2021	12	287	15	15	0
Cotton No. 2 December Futures	12/2021	5	200	(13)	3	0
Euro-Bobl June Futures	06/2021	45	7,128	1	4	(13)
Euro-Bund 10-Year Bond June Futures	06/2021	85	17,073	(26)	28	(62)
Gas Oil December Futures	12/2021	18	924	243	1	0
Gas Oil June Futures	06/2021	16	816	14	0	(2)
Hard Red Winter Wheat May Futures	05/2021	20	576	(29)	17	0
Hard Red Winter Wheat September Futures	09/2021	6	177	(18)	5	0
Henry Hub Natural Gas April Futures	03/2022	3	19	(1)	0	0
Henry Hub Natural Gas August Futures	07/2022	3	19	0	0	0
Henry Hub Natural Gas December Futures	11/2021	1	7	0	0	0
Henry Hub Natural Gas December Futures	11/2022	3	21	1	0	0
Henry Hub Natural Gas February Futures	01/2022	3	22	3	0	0
Henry Hub Natural Gas January Futures	12/2021	3	23	3	0	0
Henry Hub Natural Gas July Futures	06/2022	3	19	0	0	0
Henry Hub Natural Gas June Futures	05/2022	3	19	(1)	0	0
Henry Hub Natural Gas March Futures	02/2022	3	21	2	0	0
Henry Hub Natural Gas May Futures	04/2022	3	18	(1)	0	0
Henry Hub Natural Gas November Futures	10/2021	1	7	0	0	0
Henry Hub Natural Gas November Futures	10/2022	3	19	0	0	0
Henry Hub Natural Gas October Futures	09/2021	1	7	0	0	0
Henry Hub Natural Gas October Futures	09/2022	3	19	0	0	0
Henry Hub Natural Gas September Futures	08/2022	3	19	0	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

ICE Carbon Emissions December Futures	12/2021	13	649	85	11	0
Iron Ore July Futures	07/2021	67	989	3	0	(6)
Iron Ore May Futures	05/2021	4	62	2	0	(1)
Lean Hogs October Futures	10/2021	3	102	3	1	0
Live Cattle June Futures	06/2021	5	246	6	1	0
Live Cattle October Futures	10/2021	1	50	0	0	0
Natural Gas April Futures	03/2022	1	15	1	1	0
Natural Gas August Futures	07/2022	1	15	0	0	0
Natural Gas January Futures	12/2021	2	61	(2)	0	0
Natural Gas July Futures	06/2022	1	14	0	0	0
Natural Gas June Futures	05/2022	1	14	0	0	0
Natural Gas May Futures	04/2021	1	17	0	0	(1)
Natural Gas May Futures	04/2022	1	15	0	0	0
Natural Gas September Futures	08/2021	6	164	(12)	0	0
Natural Gas September Futures	08/2022	1	14	0	0	0
New York Harbor ULSD September Futures	08/2021	6	449	(14)	0	(5)
Nickel July Futures	07/2021	5	482	(16)	0	(17)
Platinum July Futures	07/2021	8	477	(18)	12	0
Put Options Strike @ EUR 130.500 on Euro-Bobl June 2021 Futures (1)	05/2021	46	0	0	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond June 2021 Futures (1)	05/2021	123	1	0	0	0
RBOB Gasoline September Futures	08/2021	10	791	51	0	(11)
Silver July Futures	07/2021	1	123	(7)	2	0
Soybean July Futures	07/2021	20	1,428	30	70	0
Soybean Meal December Futures	12/2021	8	318	19	20	0
Soybean Meal July Futures	07/2021	52	2,209	91	129	0
Soybean November Futures	11/2021	5	314	6	18	0
Soybean Oil December Futures	12/2021	9	249	16	13	0
Soybean Oil July Futures	07/2021	1	30	1	2	0
Sugar No. 11 October Futures	09/2021	12	199	(11)	0	(1)
U.S. Treasury 2-Year Note June Futures	06/2021	370	81,669	(67)	0	(20)
U.S. Treasury 5-Year Note June Futures	06/2021	938	115,748	(1,316)	0	(154)
Wheat September Futures	09/2021	6	185	(10)	5	0
White Sugar August Futures	07/2021	6	125	(7)	0	(2)
WTI Crude December Futures	11/2021	3	171	0	0	(3)
WTI Crude December Futures	11/2022	19	1,009	44	0	(14)
WTI Crude June Futures	05/2021	4	237	30	0	(6)
WTI Crude June Futures	05/2022	55	3,010	268	0	(45)
WTI Crude June Futures	05/2023	12	622	(32)	0	(8)
WTI Crude November Futures	10/2021	12	687	28	0	(13)
WTI Crude October Futures	09/2021	10	578	67	0	(11)

				$(393)	$367	$(472)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2021	8	$(443)	$0	$1	$(2)
Arabica Coffee July Futures	07/2021	10	(470)	23	0	(3)
Australia Government 3-Year Note June Futures	06/2021	22	(1,956)	(1)	2	0
Australia Government 10-Year Bond June Futures	06/2021	8	(839)	(2)	6	0
Brent Crude December Futures	10/2022	39	(2,229)	(18)	31	0
Brent Crude July Futures	05/2021	2	(125)	7	3	(1)
Brent Crude June Futures	04/2022	26	(1,519)	82	23	0
Brent Crude June Futures	04/2023	16	(900)	(44)	11	0
Brent Crude September Futures	07/2021	6	(369)	9	9	0
Call Options Strike @ USD 68.000 on Brent Crude July 2021 Futures (1)	05/2021	12	(18)	0	3	0
Call Options Strike @ USD 69.000 on Brent Crude June 2021 Futures (1)	04/2021	12	(7)	8	3	0
Call Options Strike @ USD 70.000 on Brent Crude July 2021 Futures (1)	05/2021	12	(12)	5	2	0
Call Options Strike @ USD 70.500 on Brent Crude June 2021 Futures (1)	04/2021	12	(4)	11	2	0
Call Options Strike @ USD 71.000 on Brent Crude June 2021 Futures (1)	04/2021	12	(4)	10	1	0
Call Options Strike @ USD 71.500 on Brent Crude June 2021 Futures (1)	04/2021	12	(3)	11	1	0
Call Options Strike @ USD 72.000 on Brent Crude June 2021 Futures (1)	04/2021	12	(3)	10	1	0
CCA Current November Futures	11/2021	1	0	0	0	0
Corn July Futures	07/2021	83	(2,272)	(69)	0	(104)
Corn May Futures	05/2021	1	(28)	(1)	0	(1)
Euro-BTP Italy Government Bond June Futures	06/2021	68	(10,211)	(5)	18	(12)
Euro-Buxl 30-Year Bond June Futures	06/2021	32	(7,732)	141	45	(32)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	7	(1,329)	3	4	(2)
Euro-Schatz June Futures	06/2021	452	(59,420)	(16)	29	(5)
Gas Oil March Futures	03/2022	7	(359)	(87)	0	(1)
Gas Oil September Futures	09/2021	4	(206)	4	0	0
Gold 100 oz. June Futures	06/2021	3	(515)	3	0	(9)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

Hard Red Winter Wheat July Futures	07/2021	17	(494)	19	0	(14)
Japan Government 10-Year Bond June Futures	06/2021	2	(2,730)	(5)	6	0
Lead July Futures	07/2021	3	(148)	(2)	0	(2)
Lean Hogs June Futures	06/2021	18	(758)	(101)	5	0
Natural Gas December Futures	11/2021	4	(71)	(8)	0	(1)
Natural Gas December Futures	11/2022	2	(33)	(5)	0	0
Natural Gas February Futures	01/2022	5	(81)	(10)	0	(2)
Natural Gas January Futures	12/2021	5	(90)	(11)	0	(2)
Natural Gas July Futures	06/2021	8	(219)	6	1	0
Natural Gas June Futures	05/2021	8	(128)	(10)	0	(3)
Natural Gas March Futures	02/2022	5	(87)	(8)	0	(2)
Natural Gas November Futures	10/2021	4	(68)	(7)	0	(1)
Natural Gas November Futures	10/2022	2	(31)	(4)	0	0
Natural Gas October Futures	09/2021	4	(68)	(5)	1	(1)
Natural Gas October Futures	09/2021	2	(55)	3	0	0
Natural Gas October Futures	09/2022	2	(31)	(3)	0	0
RBOB Gasoline December Futures	11/2021	4	(285)	6	4	0
Sugar No. 11 July Futures	06/2021	18	(298)	14	2	0
U.S. Treasury 10-Year Note June Futures	06/2021	303	(39,674)	1,001	76	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	83	(11,926)	338	28	0
U.S. Treasury 30-Year Bond June Futures	06/2021	204	(31,537)	1,244	89	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	32	(5,799)	263	37	0
United Kingdom Long Gilt June Futures	06/2021	44	(7,739)	88	31	(1)
Wheat July Futures	07/2021	28	(862)	11	0	(22)
Wheat May Futures	05/2021	9	(278)	17	0	(7)
WTI Crude December Futures	11/2021	39	(2,217)	80	39	0
WTI Crude December Futures	11/2022	4	(212)	(1)	3	0
WTI Crude December Futures	11/2023	2	(102)	4	1	0
WTI Crude December Futures	11/2024	4	(198)	(12)	2	0
WTI Crude February Futures	01/2022	5	(280)	(31)	5	0
WTI Crude July Futures	06/2021	6	(354)	(12)	8	0
WTI Crude March Futures	02/2022	9	(501)	(30)	8	0
WTI Crude September Futures	08/2021	4	(233)	11	5	0
Zinc July Futures	07/2021	2	(141)	(1)	0	(1)

$2,923	$546	$(232)

Total Futures Contracts	$2,530	$913	$(704)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.463%	$200	$(12)	$15	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	10,300	$0	$(6)	$(6)	$0	$(3)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,000	3	(85)	(82)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	$600	31	(52)	(21)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	195,330	(3)	(27)	(30)	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,300	(23)	(31)	(54)	0	(13)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	400	(1)	(28)	(29)	3	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048	100	0	17	17	0	(1)
Receive	CPURNSA	1.816	Maturity	05/13/2021	$10,100	0	89	89	54	0
Receive	CPURNSA	1.550	Maturity	07/26/2021	1,100	37	(4)	33	3	0
Receive	CPURNSA	1.445	Maturity	09/09/2021	8,290	0	107	107	17	0
Receive	CPURNSA	1.603	Maturity	09/12/2021	570	17	(2)	15	1	0
Receive	CPURNSA	1.580	Maturity	09/20/2021	2,100	0	21	21	4	0
Receive	CPURNSA	1.592	Maturity	09/20/2021	2,000	0	19	19	4	0
Pay	CPURNSA	1.280	Maturity	11/02/2021	2,100	0	(34)	(34)	0	(3)
Pay	CPURNSA	1.290	Maturity	11/05/2021	3,500	0	(56)	(56)	0	(5)
Receive	CPURNSA	2.069	Maturity	07/15/2022	700	0	3	3	0	(1)
Receive	CPURNSA	2.500	Maturity	07/15/2022	1,200	(178)	62	(116)	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,970	0	(13)	(13)	0	(3)
Receive	CPURNSA	2.263	Maturity	04/27/2023	2,120	0	(18)	(18)	0	(1)
Receive	CPURNSA	2.560	Maturity	05/08/2023	13,100	(2,128)	864	(1,264)	0	(10)
Receive	CPURNSA	2.263	Maturity	05/09/2023	630	0	(5)	(5)	0	0
Receive	CPURNSA	2.281	Maturity	05/10/2023	960	0	(10)	(10)	0	(2)
Pay	CPURNSA	2.102	Maturity	07/20/2027	1,800	0	(46)	(46)	0	(1)
Pay	CPURNSA	2.080	Maturity	07/25/2027	1,300	0	(37)	(37)	0	(1)
Pay	CPURNSA	2.122	Maturity	08/01/2027	1,900	0	(46)	(46)	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

Receive	CPURNSA	1.794	Maturity	08/24/2027		600	0	37	37	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	0	19	19	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	0	16	16	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	(13)	(13)	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	(14)	(14)	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	(32)	(32)	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	0	4	0	(1)
Pay	CPURNSA	2.352	Maturity	05/09/2028		630	0	4	4	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	7	7	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	7	7	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	11	11	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	(27)	(27)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	(18)	(18)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	(113)	(111)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	4	164	168	9	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	800	0	(16)	(16)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		800	0	(11)	(11)	1	0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	37	37	0	(2)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	51	52	0	(2)
Pay	UKRPI	3.220	Maturity	03/15/2022	GBP	1,100	0	(1)	(1)	1	0
Pay	UKRPI	3.330	Maturity	01/15/2025		12,100	358	(127)	231	19	0
Pay	UKRPI	3.633	Maturity	12/15/2028		200	0	12	12	0	0
Pay	UKRPI	3.400	Maturity	01/15/2030		3,800	(2)	(53)	(55)	0	(1)
Pay	UKRPI	3.480	Maturity	01/15/2030		100	1	(1)	0	0	0
Pay	UKRPI	3.346	Maturity	05/15/2030		300	1	(11)	(10)	0	0
Pay	UKRPI	3.400	Maturity	06/15/2030		2,100	35	61	96	1	0
Pay	UKRPI	3.475	Maturity	08/15/2030		200	2	(9)	(7)	0	0
Pay	UKRPI	3.624	Maturity	02/15/2031		1,300	0	(27)	(27)	1	0
Pay	UKRPI	3.566	Maturity	03/15/2036		300	0	(6)	(6)	0	0
Pay	UKRPI	3.580	Maturity	03/15/2036		800	(5)	(7)	(12)	0	0

							$(1,844)	$622	$(1,222)	$128	$(56)

Total Swap Agreements							$(1,856)	$637	$(1,219)	$128	$(56)

(j)	Securities with an aggregate market value of $885 and cash of $4,043 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		04/2021		GBP	8,689			$12,301	$323		$0
		04/2021			$6,469		EUR	5,508	0		(10)
		05/2021		EUR	5,508			$6,473	10		0
		05/2021			$42		ILS	139	0		(1)
		07/2021		EUR	10			$11	0		0
		07/2021			$134		EUR	122	9		0
BPS		04/2021		EUR	1,423			$1,694	25		0
		07/2021			$66		EUR	56	0		0
		07/2022			153			127	0		(3)
BRC		05/2021		EUR	8			$9	0		0
CBK		04/2021		AUD	4,449			3,446	67		0
		04/2021			$923		CAD	1,164	3		0
		05/2021		CAD	1,164			$924	0		(3)
		05/2021		GBP	12			17	0		0
		05/2021		PEN	1,068			292	7		0
		08/2021		MXN	7,847			375	0		(4)
GLM		07/2021		EUR	56			67	1		0
		07/2021			$57		EUR	49	0		0
		07/2022		EUR	141			$175	7		0
		07/2022			$172		EUR	141	0		(5)
		11/2022		EUR	127			$157	6		0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

HUS	04/2021	CAD	1,164	919	0	(7)
04/2021	EUR	4,085	4,847	56	0
04/2021	NZD	2,953	2,144	81	0
04/2021	$10	EUR	10	1	0
05/2021	EUR	546	$642	2	0
05/2021	GBP	10	14	0	0
05/2021	$107	EUR	89	1	(3)
05/2021	102	ILS	332	0	(3)
06/2021	10	EUR	9	1	0
08/2021	11	10	1	0
09/2021	11	10	1	0
11/2021	12	11	1	0
12/2021	13	12	1	0
07/2022	EUR	69	$86	4	0
JPM	04/2021	10	11	0	(1)
05/2021	10	12	0	(1)
06/2021	9	10	0	0
08/2021	10	12	0	0
09/2021	10	11	0	0
10/2021	11	12	0	0
11/2021	11	12	0	0
12/2021	12	13	0	(1)
07/2022	106	122	0	(4)
MYI	04/2021	$4,324	JPY	476,600	0	(19)
05/2021	JPY	476,600	$4,325	19	0
07/2021	EUR	113	134	2	0
SCX	04/2021	23,478	28,521	988	0
04/2021	GBP	107	149	2	0
04/2021	$12,101	GBP	8,796	25	0
05/2021	EUR	23,478	$27,609	61	0
05/2021	GBP	8,796	12,102	0	(25)
SOG	04/2021	JPY	476,600	4,511	207	0
TOR	07/2021	EUR	113	123	0	(9)
10/2021	$12	EUR	11	1	0

Total Forward Foreign Currency Contracts	$1,913	$(99)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	950	$1	$154
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	91	193
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	610	45	99
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	16,700	60	17
Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	900	66	147

$263	$610

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2051	$64.000	04/07/2021	4,700	$0	$0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2051	75.000	04/07/2021	15,700	1	0

$1	$0

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000%	06/16/2023	14	$2	$2
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement	0.000	06/16/2023	22	2	2

$4	$4

Total Purchased Options	$268	$614

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	100.000%	06/16/2021	200	$(1)	$(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	600	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	05/19/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	800	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	100	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	500	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	500	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	1,000	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	500	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	600	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	600	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	500	(1)	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	1,200	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	06/16/2021	700	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	700	0	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	700	(1)	(1)
CBK	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	600	(1)	0
DBL	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	300	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	800	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	05/19/2021	100	0	0
FBF	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	06/16/2021	100	0	0
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	06/16/2021	400	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	400	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	06/16/2021	900	(1)	0
GST	Put - OTC CDX.HY-35 5-Year Index		Sell	102.000	06/16/2021	200	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	600	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	05/19/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.050	05/19/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	500	(1)	(1)
JPM	Put - OTC CDX.HY-35 5-Year Index		Sell	103.000	05/19/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	600	(1)	0
MYC	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	600	(1)	0

							$(26)	$(7)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(55)	$(2)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	600	(4)	0

							$(59)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	2,900	$0	$(142)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,590	(89)	(177)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	1,810	(44)	(89)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	3,680	(25)	(36)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	20,500	(32)	(23)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	100	(1)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	33,400	(53)	(16)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	4,420	(31)	(44)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	2,800	(68)	(137)

							$(343)	$(665)

OPTIONS ON INDICES
Counterparty	Description			Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC BCOMTR Index			93.955	08/02/2021	2	$(1)	$(1)
	Call - OTC BCOMTR Index			95.335	08/05/2021	4	(2)	(1)
	Put - OTC BCOMTR Index			74.137	08/11/2021	4	(2)	(1)
	Put - OTC BCOMTR Index			74.137	08/25/2021	4	(2)	(2)
	Call - OTC BCOMTR Index			90.000	01/14/2022	5	(14)	(10)
	Call - OTC SPGCENP Index «			1.773	06/14/2021	10,407	(44)	(43)
JPM	Call - OTC BCOMTR Index			90.000	01/18/2022	2	(6)	(5)
MYC	Call - OTC BCOMTR Index			93.940	03/02/2022	2	(6)	(3)
UAG	Call - OTC BCOMTR Index			102.600	03/02/2022	4	(4)	(2)

							$(81)	$(68)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		$101.844	04/07/2021		200	$(1)	$(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		99.547	05/06/2021		200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051		101.547	05/06/2021		300	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051		102.250	05/06/2021		200	(1)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		102.250	04/07/2021		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051		102.117	05/06/2021		200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051		101.172	06/07/2021		600	(4)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051		101.512	06/07/2021		200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051		101.586	06/07/2021		200	(1)	(1)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051		104.047	06/07/2021		100	0	0
	Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051		100.047	05/13/2021		200	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051		103.781	04/14/2021		200	(1)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051		104.125	04/14/2021		200	(1)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051		104.266	04/14/2021		200	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		99.875	04/07/2021		100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		100.078	04/07/2021		100	0	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		101.484	04/07/2021		100	0	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		102.078	04/07/2021		100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051		102.375	04/07/2021		100	0	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		98.453	05/06/2021		100	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		99.391	05/06/2021		100	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		99.430	05/06/2021		200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		99.891	05/06/2021		100	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		99.914	05/06/2021		100	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		100.453	05/06/2021		100	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		100.750	05/06/2021		400	(3)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		101.391	05/06/2021		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		101.430	05/06/2021		100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051		101.891	05/06/2021		100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051		101.789	05/06/2021		200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051		101.391	06/07/2021		100	(1)	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051			103.391	06/07/2021		100	0		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051			103.984	05/06/2021		100	0		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051			104.262	05/06/2021		100	0		0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 04/01/2051			98.016	04/07/2021		400	(1)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			98.953	04/07/2021		300	(1)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			99.609	04/07/2021		200	(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			99.828	04/07/2021		200	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			100.953	04/07/2021		300	(1)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			101.609	04/07/2021		100	0		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			101.828	04/07/2021		200	0		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			101.859	04/07/2021		200	0		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051			102.000	04/07/2021		200	0		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051			98.688	05/06/2021		700	(3)		(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051			100.391	05/06/2021		200	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051			101.453	05/06/2021		200	(1)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051			104.180	05/06/2021		100	0		0

								$(37)		$(59)

Total Written Options								$(546)		$(801)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	CBOT Wheat May 2021 Futures	$6.060	Maturity	04/23/2021	5,000	$0	$(1)	$0	$(1)
	Pay	EUR5050 2Q21	8.500	Maturity	06/30/2021	540	0	0	0	0
	Receive	EURMARGIN 4Q21	5.300	Maturity	12/31/2021	2,700	0	(1)	0	(1)
	Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	450	(1)	1	0	0
	Pay	HOBR CAL21	11.994	Maturity	12/31/2021	900	0	(1)	0	(1)
	Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	900	0	(2)	0	(2)
CBK	Receive	HOBR CAL21	15.670	Maturity	12/31/2021	864	0	(2)	0	(2)
	Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	1,600	0	(2)	0	(2)
CIB	Receive	GOLDLNPM Index	1,718.815	Maturity	05/27/2021	200	0	(1)	0	(1)
GST	Pay	CBOT Wheat May 2021 Futures	6.443	Maturity	04/23/2021	35,000	0	9	9	0
	Pay	CBOT Wheat May 2021 Futures	6.555	Maturity	04/23/2021	25,000	0	9	9	0
	Receive	EURMARGIN CAL21	3.500	Maturity	12/31/2021	900	0	2	2	0
	Receive	HOBR CAL21	14.080	Maturity	12/31/2021	900	0	0	0	0
	Pay	HOBR CAL21	17.320	Maturity	12/31/2021	2,700	0	10	10	0
	Receive	KCBT Wheat May 2021 Futures	5.998	Maturity	04/23/2021	10,000	0	(2)	0	(2)
	Receive	KCBT Wheat May 2021 Futures	6.228	Maturity	04/23/2021	10,000	0	(5)	0	(5)
	Receive	KCBT Wheat May 2021 Futures	6.390	Maturity	04/23/2021	10,000	0	(6)	0	(6)
JPM	Pay	CBOT Wheat May 2021 Futures	6.370	Maturity	04/23/2021	10,000	0	2	2	0
	Pay	CBOT Wheat May 2021 Futures	6.523	Maturity	04/23/2021	10,000	0	4	4	0
	Pay	CBOT Wheat May 2021 Futures	6.613	Maturity	04/23/2021	10,000	0	4	4	0
	Receive	EURMARGIN CAL21	6.350	Maturity	12/31/2021	1,620	(3)	2	0	(1)
	Receive	EUROBOBCO CAL21	7.700	Maturity	12/31/2021	6,075	(32)	40	8	0
	Receive	GOLDLNPM Index	1,690.802	Maturity	05/27/2021	600	0	14	14	0
	Receive	GOLDLNPM Index	1,889.912	Maturity	11/29/2022	100	0	(17)	0	(17)
	Receive	HOBR CAL21	15.500	Maturity	12/31/2021	936	0	(2)	0	(2)
	Receive	LLSCO CAL21	1.700	Maturity	12/31/2021	1,800	0	2	2	0
	Receive	MEHCO CAL22	2.820	Maturity	12/31/2022	3,600	0	2	2	0
MAC	Receive	EURMARGIN 4Q21	5.300	Maturity	12/31/2021	1,800	0	(1)	0	(1)
	Receive	EURMARGIN CAL21	3.100	Maturity	12/31/2021	9,000	0	23	23	0
	Receive	EUROBOBCO CAL21	4.950	Maturity	12/31/2021	6,300	(40)	66	26	0
	Receive	HOBR CAL21	16.250	Maturity	12/31/2021	900	0	(2)	0	(2)
	Receive	KCBT Wheat May 2021 Futures	6.288	Maturity	04/23/2021	10,000	0	(5)	0	(5)
	Receive	LLSCO CAL22	2.800	Maturity	12/31/2022	1,200	0	2	2	0
	Receive	MEHCO CAL21	3.250	Maturity	12/31/2021	900	0	1	1	0
	Receive	MEHCO CAL22	2.300	Maturity	12/31/2022	1,200	0	0	0	0
	Receive	MEHMID CAL21	1.100	Maturity	12/31/2021	800	0	(1)	0	(1)
MEI	Pay	Gold June 2021 Futures	1,737.000	Maturity	05/27/2021	1,000	0	21	21	0
	Receive	GOLDLNPM Index	1,695.055	Maturity	05/27/2021	500	0	10	10	0
	Receive	GOLDLNPM Index	1,719.063	Maturity	05/27/2021	400	0	(2)	0	(2)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

MYC	Receive	EURMARGIN 1H22	6.210	Maturity	06/30/2022	1,200	0	0	0	0
Receive	EURMARGIN CAL21	3.450	Maturity	12/31/2021	450	0	1	1	0
Receive	EURMARGIN F2-M2	6.200	Maturity	06/30/2022	600	0	0	0	0
Receive	EUROBOBCO CAL21	5.600	Maturity	12/31/2021	1,800	0	6	6	0
Pay	LLSCO CAL21	1.250	Maturity	12/31/2021	1,800	0	(1)	0	(1)
Receive	LLSCO CAL22	2.500	Maturity	12/31/2022	1,200	0	2	2	0
Receive	LLSCO CAL22	2.100	Maturity	12/31/2022	2,400	0	2	2	0
Receive	TTFNBP 1Q22	GBP	5.360	Maturity	03/31/2022	180,000	0	(1)	0	(1)
Receive	TTFNBP 1Q22	5.150	Maturity	03/31/2022	90,000	0	(1)	0	(1)
Receive	TTFNBP 1Q22	5.000	Maturity	03/31/2022	180,000	0	(2)	0	(2)
Receive	TTFNBP V1-H2	4.130	Maturity	03/31/2022	182,000	0	(1)	0	(1)
Receive	ULSDCO CAL21	$6.450	Maturity	12/31/2021	900	0	0	0	0
Receive	ULSDCO CAL21	6.630	Maturity	12/31/2021	900	0	0	0	0

$(76)	$176	$160	$(60)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$49	$7	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	20	3	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	4	3	0

$(60)	$73	$13	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/15/2022	$2,162	$0	$4	$4	$0
Receive	BCOMF1TC Index	83,211	0.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	6,436	0	(176)	0	(176)
Receive	BCOMTR Index	125,453	0.140% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	23,025	0	(676)	0	(676)
CBK	Receive	BCOMF1TC Index	421	0.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	37	0	(1)	0	(1)
Receive	BCOMTR Index	243,540	0.140% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	44,698	0	(1,312)	0	(1,312)
Receive	CIXBSTR3 Index	105,682	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	21,289	0	(621)	0	(621)
CIB	Receive	BCOMTR Index	5,671	0.140% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	1,041	0	(31)	0	(31)
Receive	PIMCODB Index	24,083	0.000%	Monthly	02/15/2022	2,545	0	(104)	0	(104)
FBF	Receive	BCOMTR Index	125,200	0.120% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	22,979	0	(674)	0	(674)
GST	Receive	BCOMTR Index	314	0.000%	Maturity	08/02/2021	26	0	1	1	0
Receive	BCOMTR Index	493	0.000%	Maturity	08/05/2021	41	0	0	0	0
Pay	BCOMTR Index	279	0.000%	Maturity	08/11/2021	24	0	1	1	0
Pay	BCOMTR Index	319	0.000%	Maturity	08/25/2021	28	0	1	1	0
Receive	BCOMTR Index	1,300	0.000%	Maturity	01/14/2022	106	3	0	3	0
Receive	BCOMF1TC Index	102,940	0.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	29,499	0	(806)	0	(806)
Receive	BCOMTR Index	66,252	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	12,148	(63)	(282)	0	(345)
Receive	CMDSKEWLS Index	12,736	0.250%	Monthly	02/15/2022	2,549	0	(99)	0	(99)
JPM	Receive	JMABFNJ2 Index	24,745	0.000%	Monthly	12/31/2021	2,298	0	0	0	0
Receive	BCOMTR Index	638	0.000%	Maturity	01/18/2022	51	1	1	2	0
Receive	BCOMF1TC Index	1,416	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	212	0	(6)	0	(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

	Receive	BCOMTR Index	150,704	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	27,660	(51)	(761)	0	(812)
	Receive	JMABNIC5 Index	55,288	0.000%	Monthly	02/15/2022	7,737	0	(220)	0	(220)
MAC	Receive	BCOMTR Index	78,211	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	14,355	0	(421)	0	(421)
	Receive	BCOMTR1 Index	131,416	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	11,805	0	(347)	0	(347)
	Receive	PIMCODB Index	24,068	0.000%	Monthly	02/15/2022	2,501	0	(101)	0	(101)
MEI	Receive	BCOMTR2 Index	292,026	0.140% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	40,060	0	(1,165)	0	(1,165)
MYC	Receive	BCOMTR Index	427,152	0.130% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	78,398	0	(2,300)	0	(2,300)
	Receive	BCOMTR1 Index	80,105	0.170% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	42,386	0	(1,244)	0	(1,244)
	Receive	BCOMTR Index	681	0.020% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/02/2022	58	0	(1)	0	(1)
RBC	Receive	RBCAEC0T Index	50,266	0.120% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	3,140	0	(92)	0	(92)
SOG	Receive	BCOMTR Index	2,272	0.150% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	417	0	(12)	0	(12)
UAG	Receive	BCOMTR Index	608	0.020% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/02/2022	52	0	(1)	0	(1)

								$(110)	$(11,445)	$12	$(11,567)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	GOLDLNPM Index(7)		4.973%	Maturity	05/13/2021	$135	$0	$3	$3	$0
JPM	Pay	GOLDLNPM Index(7)		4.347	Maturity	03/04/2022	777	0	8	8	0
	Pay	GOLDLNPM Index(7)		6.970	Maturity	08/02/2024	67	0	1	1	0
UAG	Pay	GOLDLNPM Index(7)		5.153	Maturity	12/05/2022	176	0	1	1	0

								$0	$13	$13	$0

Total Swap Agreements								$(246)	$(11,183)	$198	$(11,627)

(l)

Securities with an aggregate market value of $14,704 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)				Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)				Variance Swap
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8,600	$0	$8,600
Industrials	0	5,879	0	5,879
Utilities	0	1,861	0	1,861
U.S. Government Agencies	0	20,871	0	20,871
U.S. Treasury Obligations	0	327,776	0	327,776
Non-Agency Mortgage-Backed Securities	0	9,666	0	9,666
Asset-Backed Securities	0	28,058	300	28,358
Sovereign Issues	0	46,281	0	46,281
Preferred Securities
Banking & Finance	0	251	0	251
Short-Term Instruments
Repurchase Agreements	0	134,709	0	134,709
Argentina Treasury Bills	0	103	0	103
U.S. Treasury Bills	0	397	0	397
U.S. Treasury Cash Management Bills	0	8,517	0	8,517

	$0	$592,969	$300	$593,269
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$625	$0	$0	$625

Total Investments	$625	$592,969	$300	$593,894

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	913	128	0	1,041
Over the counter	0	2,725	0	2,725

	$913	$2,853	$0	$3,766
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(736)	(56)	0	(792)
Over the counter	0	(12,484)	(43)	(12,527)

	$(736)	$(12,540)	$(43)	$(13,319)

Total Financial Derivative Instruments	$177	$(9,687)	$(43)	$(9,553)

Totals	$802	$583,282	$257	$584,341

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on August 1, 2006, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 27.2% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities

Notes to Financial Statements (Cont.)

trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Notes to Financial Statements (Cont.)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,925	$63,201	$(68,500)	$0	$(1)	$625	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDL	Toronto Dominion Bank London
CIB	Canadian Imperial Bank of Commerce	MAC	Merrill Lynch International	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	MEI	Macquarie Bank Limited	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	OTC	Over the Counter
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	MEHCO	Magellan East Houston WTI Crude Oil Options
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil
BCOMTR	Bloomberg Commodity Index Total Return	EUR5050	European 50/50 Refining Margin	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	EURMARGIN	European Refined Margin	RBCAEC	Custom Commodity Forward Index
CCA	California Carbon Allowance	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	SPGCENP	S&P GSCI Energy Official Close Index ER
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	TTFNBP	Dutch Title Transfer Facility vs. UK National Balancing Point Natural Gas Spread
CDX.IG	Credit Derivatives Index - Investment Grade	GOLDLNPM	London Gold Market Fixing Ltd. PM	UKRPI	United Kingdom Retail Prices Index
CIXBSTR3	Custom Commodity Index	HOBR	Heating Oil Brent Crude	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	JMABFNJ	J.P. Morgan Custom Commodity Index	ULSDCO	Ultra-Low Sulfur Diesel Crude
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Nic Custom Index	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
DAC	Designated Activity Company	oz.	Ounce

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Caesars Resort Collection LLC 2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~		$290	$286
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		199	206
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		191	190
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~		127	127
RegionalCare Hospital Partners Holdings, Inc. 3.859% (LIBOR03M + 3.750%) due 11/16/2025 ~		456	455

Total Loan Participations and Assignments (Cost $1,252)			1,264

CORPORATE BONDS & NOTES 23.8%
BANKING & FINANCE 12.3%
American Assets Trust LP 3.375% due 02/01/2031		200	197
Aviation Capital Group LLC 1.141% (US0003M + 0.950%) due 06/01/2021 ~		900	900
Banco Santander S.A. 1.849% due 03/25/2026		600	599
Barclays PLC 4.375% due 01/12/2026		1,000	1,116
BNP Paribas S.A. 4.705% due 01/10/2025 •		400	440
Credit Suisse AG 6.500% due 08/08/2023 (i)		600	662
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	569
3.750% due 03/26/2025		700	755
6.375% due 08/21/2026 •(h)(i)		300	320
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	200	243
2.129% due 11/24/2026 •(j)		$200	201
3.547% due 09/18/2031 •		200	207
4.250% due 10/14/2021		1,450	1,477
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		300	328
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	200	234
0.000% due 12/01/2021 •		100	117
1.429% (US0003M + 1.235%) due 02/15/2023 ~		$900	891
3.550% due 10/07/2022		300	308
5.596% due 01/07/2022		300	309
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		1,800	1,971
HSBC Holdings PLC
4.292% due 09/12/2026 •		500	554
4.300% due 03/08/2026		500	560
5.875% due 09/28/2026 •(h)(i)	GBP	200	305
Intesa Sanpaolo SpA 3.250% due 09/23/2024		$400	426
LeasePlan Corp. NV 2.875% due 10/24/2024		500	526
Lloyds Banking Group PLC 7.625% due 06/27/2023 •(h)(i)	GBP	856	1,289
MPT Operating Partnership LP 2.500% due 03/24/2026		200	277
Nationwide Building Society
3.766% due 03/08/2024 •		$300	317
4.302% due 03/08/2029 •		1,700	1,883
Natwest Group PLC
4.892% due 05/18/2029 •		200	228
8.625% due 08/15/2021 •(h)(i)		1,200	1,231
OneMain Finance Corp. 6.125% due 03/15/2024		400	433
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		47	49
Park Intermediate Holdings LLC 7.500% due 06/01/2025		400	438

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Santander UK PLC 3.400% due 06/01/2021		500	502
Synchrony Bank 3.000% due 06/15/2022		500	514
UBS AG
5.125% due 05/15/2024 (i)		1,300	1,434
7.625% due 08/17/2022 (i)		250	273
UniCredit SpA
4.134% (US0003M + 3.900%) due 01/14/2022 ~		600	615
7.830% due 12/04/2023		900	1,050
Ursa Re Ltd. 3.765% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	512
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	1,200	1,462
3.584% due 05/22/2028 •		$200	218

			26,940

INDUSTRIALS 9.8%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		288	316
Altice Financing S.A. 3.000% due 01/15/2028	EUR	300	338
American Airlines Pass-Through Trust 3.000% due 04/15/2030		$329	332
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		155	157
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	400	555
Boeing Co. 1.950% due 02/01/2024		$400	410
Carnival Corp. 11.500% due 04/01/2023		700	803
CCO Holdings LLC 5.000% due 02/01/2028		700	741
Charter Communications Operating LLC
4.908% due 07/23/2025		1,200	1,361
6.484% due 10/23/2045		100	131
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	684
7.000% due 06/30/2024		200	230
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(c)(d)		380	97
Dell International LLC 6.020% due 06/15/2026		150	178
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	461
Energy Transfer Partners LP 5.000% due 10/01/2022		1,500	1,576
Exela Intermediate LLC 10.000% due 07/15/2023		300	109
Expedia Group, Inc. 6.250% due 05/01/2025		176	204
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~		900	903
General Electric Co. 3.625% due 05/01/2030		300	323
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		800	794
IRB Holding Corp. 6.750% due 02/15/2026		300	311
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		400	426
NCL Corp. Ltd.
10.250% due 02/01/2026		400	470
12.250% due 05/15/2024		400	485
Nissan Motor Co. Ltd.
1.940% due 09/15/2023	EUR	400	491
4.345% due 09/17/2027		$700	762
NVR, Inc. 3.950% due 09/15/2022		900	934
Ovintiv Exploration, Inc. 5.375% due 01/01/2026		500	552
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		500	546
Petroleos Mexicanos 5.950% due 01/28/2031		200	192
Petronas Capital Ltd. 4.550% due 04/21/2050		400	475
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		800	818
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		300	350
Sands China Ltd. 5.125% due 08/08/2025		600	672

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

T-Mobile USA, Inc. 3.875% due 04/15/2030		300	326
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		900	898
Transocean, Inc. 7.250% due 11/01/2025		500	323
United Airlines Pass-Through Trust 5.875% due 04/15/2029		98	109
Univision Communications, Inc. 9.500% due 05/01/2025		400	440
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	300	415
VMware, Inc. 2.950% due 08/21/2022		$900	928

			21,626

UTILITIES 1.7%
Duke Energy Corp. 0.827% (US0003M + 0.650%) due 03/11/2022 ~		500	502
Pacific Gas & Electric Co.
1.573% (US0003M + 1.375%) due 11/15/2021 ~		500	501
2.500% due 02/01/2031		300	283
3.150% due 01/01/2026		600	626
Petrobras Global Finance BV
5.999% due 01/27/2028		1,268	1,395
6.250% due 12/14/2026	GBP	100	155
Rio Oil Finance Trust 9.250% due 07/06/2024		$325	362

			3,824

Total Corporate Bonds & Notes (Cost $49,735)			52,390

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		125	126

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		3,000	315
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024		200	204
1.820% due 06/01/2026		100	101

			620

Total Municipal Bonds & Notes (Cost $666)			746

U.S. GOVERNMENT AGENCIES 24.7%
Fannie Mae, TBA 3.000% due 06/01/2051		30,600	31,862
Freddie Mac
1.482% due 10/25/2021 ~(a)		314	1
4.000% due 08/01/2048		421	452
6.044% due 07/15/2047 •(a)		755	176
Ginnie Mae, TBA
2.000% due 05/01/2051		300	302
2.500% due 05/01/2051		200	206
4.000% due 04/01/2051		1,000	1,069
Uniform Mortgage-Backed Security
3.500% due 12/01/2047		271	288
4.000% due 04/01/2048		649	696
Uniform Mortgage-Backed Security, TBA
2.000% due 06/01/2051		1,300	1,293
2.500% due 05/01/2051		17,500	17,922

Total U.S. Government Agencies (Cost $54,675)			54,267

U.S. TREASURY OBLIGATIONS 42.9%
U.S. Treasury Bonds
2.875% due 11/15/2046		150	164
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2021		6,842	6,856
0.125% due 01/15/2030		1,525	1,651
0.250% due 01/15/2025		6,140	6,671
0.250% due 07/15/2029		1,022	1,126
0.375% due 07/15/2025		430	474
0.375% due 07/15/2027		3,208	3,560
2.375% due 01/15/2025		971	1,138
2.375% due 01/15/2027		13	16
U.S. Treasury Notes
0.250% due 09/30/2025		700	683

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

0.500% due 02/28/2026 (k)		1,000	980
0.625% due 08/15/2030		400	363
0.875% due 11/15/2030 (k)		2,700	2,497
1.250% due 07/31/2023		1,098	1,125
1.250% due 08/31/2024 (k)		6,400	6,568
1.750% due 09/30/2022 (k)		5,700	5,839
1.875% due 07/31/2022 (k)		5,200	5,323
2.000% due 05/31/2021 (m)		606	608
2.000% due 12/31/2021 (m)		3,600	3,652
2.000% due 07/31/2022 (k)(o)		11,400	11,689
2.000% due 11/30/2022 (m)(o)		1,000	1,031
2.000% due 04/30/2024		700	735
2.125% due 09/30/2021 (k)(m)		16,500	16,672
2.250% due 12/31/2023		4,150	4,372
2.250% due 01/31/2024		1,270	1,339
2.500% due 05/15/2024		1,800	1,919
2.750% due 05/31/2023		80	84
2.750% due 07/31/2023		2,824	2,991
2.750% due 08/31/2023		3,522	3,736
2.875% due 09/30/2023 (o)		290	309
2.875% due 11/30/2023		70	75

Total U.S. Treasury Obligations (Cost $91,411)			94,246

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
American Home Mortgage Assets Trust 0.529% due 06/25/2037 •		589	576
Banc of America Funding Trust
0.431% due 02/20/2047 •		522	587
0.491% due 07/20/2036 •		911	912
Banc of America Mortgage Trust 3.299% due 06/25/2035 ~		50	48
BCAP LLC Trust 5.250% due 06/26/2036		366	212
Bear Stearns Adjustable Rate Mortgage Trust
2.635% due 01/25/2035 ~		7	7
3.022% due 11/25/2034 ~		337	293
CBA Commercial Small Balance Commercial Mortgage 0.609% due 06/25/2038 •		784	513
Countrywide Alternative Loan Trust
0.279% due 01/25/2037 ^•		48	67
0.291% due 02/20/2047 ^•		206	162
5.500% due 04/25/2035		599	513
6.000% due 02/25/2037 ^		326	236
6.500% due 11/25/2037 ^		425	289
Countrywide Home Loan Mortgage Pass-Through Trust
3.115% due 08/25/2034 ~		78	77
3.306% due 02/20/2036 ~		231	232
Credit Suisse Mortgage Capital Certificates 0.790% due 12/27/2035 •		157	157
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.439% due 08/25/2037 ^•		422	359
Downey Savings & Loan Association Mortgage Loan Trust 0.300% due 10/19/2036 •		427	381
First Horizon Alternative Mortgage Securities Trust
2.209% due 06/25/2034 ~		85	87
2.582% due 06/25/2036 ^~		148	138
2.629% due 01/25/2036 ^~		136	96
First Horizon Mortgage Pass-Through Trust 2.937% due 11/25/2037 ^~		706	517
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		405	452
HarborView Mortgage Loan Trust 0.930% due 11/19/2034 ^•		30	28
IndyMac Mortgage Loan Trust
0.529% due 04/25/2046 •		1,593	1,515
2.911% due 10/25/2034 ~		19	19
3.295% due 08/25/2037 ^~		236	206
Lehman XS Trust 0.334% due 08/25/2046 •		341	336
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		479	456
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		317	344
RBSSP Resecuritization Trust 0.380% due 02/26/2037 •		139	140
Residential Accredit Loans, Inc. Trust 5.726% due 09/25/2037 ~		793	687
RMAC Securities PLC 0.230% due 06/12/2044 •	GBP	952	1,267
Structured Asset Mortgage Investments Trust 0.309% due 08/25/2036 •		$87	246
Thornburg Mortgage Securities Trust
1.359% due 06/25/2037 ^•		26	24
1.529% due 06/25/2037 •		229	227

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	GBP	1,303	1,808
WaMu Mortgage Pass-Through Certificates Trust 0.569% due 04/25/2045 •		$36	35
Washington Mutual Mortgage Pass-Through Certificates Trust 1.559% due 09/25/2035 ^•		403	361

Total Non-Agency Mortgage-Backed Securities (Cost $13,730)			14,610

ASSET-BACKED SECURITIES 27.1%
Accredited Mortgage Loan Trust 0.739% due 09/25/2035 •		1,000	938
Ares European Clo Designated Activity Co. 1.120% due 10/21/2033 •	EUR	750	881
Argent Securities Trust 0.259% due 07/25/2036 •		$626	576
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.869% due 02/25/2036 •		1,332	1,216
Asset-Backed Funding Certificates Trust
0.269% due 01/25/2037 •		2,366	1,679
0.329% due 01/25/2037 •		1,646	1,178
Asset-Backed Securities Corp. Home Equity Loan Trust 1.129% due 07/25/2035 •		4,263	4,232
Bear Stearns Asset-Backed Securities Trust
0.784% due 11/25/2035 ^•		711	712
0.844% due 09/25/2035 •		927	926
Belle Haven ABS CDO Ltd. 0.611% due 11/03/2044 •		531	218
CIT Mortgage Loan Trust
1.459% due 10/25/2037 •		428	431
1.609% due 10/25/2037 •		900	918
Citigroup Mortgage Loan Trust, Inc. 0.784% due 10/25/2035 ^•		1,000	999
Countrywide Asset-Backed Certificates
0.249% due 08/25/2037 •		965	955
0.249% due 08/25/2037 ^•		422	399
0.249% due 06/25/2047 ^•		442	421
0.259% due 04/25/2047 ^•		259	256
0.289% due 11/25/2047 ^•		301	303
0.319% due 05/25/2047 ^•		1,507	1,410
0.369% due 12/25/2036 ^•		289	280
4.551% due 07/25/2036 þ		300	297
Countrywide Asset-Backed Certificates Trust
1.114% due 08/25/2035 •		483	483
6.095% due 08/25/2035 þ		191	197
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.466% due 03/25/2037 ^þ		2,187	1,127
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	1,000	1,173
First Franklin Mortgage Loan Trust 0.829% due 11/25/2035 •		$2,921	2,812
GSAA Home Equity Trust
0.669% due 07/25/2037 •		2,876	1,633
5.985% due 06/25/2036 ~		1,005	407
GSAMP Trust
0.309% due 11/25/2036 •		880	549
0.339% due 03/25/2047 •		2,000	1,808
Home Equity Asset Trust 1.144% due 08/25/2035 •		1,900	1,902
HSI Asset Securitization Corp. Trust
0.329% due 12/25/2036 •		1,980	792
0.549% due 12/25/2036 •		557	225
JP Morgan Mortgage Acquisition Corp. 0.619% due 02/25/2036 ^•		941	933
Long Beach Mortgage Loan Trust
0.629% due 08/25/2045 •		831	809
1.024% due 08/25/2035 •		2,000	1,905
Marble Point CLO Ltd. 1.222% due 10/15/2030 •(b)		800	800
MASTR Specialized Loan Trust 0.479% due 01/25/2037 •		1,397	798
Morgan Stanley ABS Capital, Inc. Trust
0.249% due 11/25/2036 •		169	109
0.249% due 05/25/2037 •		567	519
0.259% due 10/25/2036 •		410	274
0.359% due 07/25/2036 •		362	322
0.409% due 07/25/2036 •		706	367
0.649% due 12/25/2034 •		514	504
Morgan Stanley Capital, Inc. Trust
0.469% due 03/25/2036 •		14	13
0.689% due 01/25/2036 •		221	218
Morgan Stanley Home Equity Loan Trust
0.249% due 12/25/2036 •		1,922	1,188
0.629% due 04/25/2036 •		2,631	2,191
Morgan Stanley IXIS Real Estate Capital Trust 0.409% due 07/25/2036 •		1,447	795

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.509% due 02/25/2037 ^•		2,039	773
Option One Mortgage Loan Trust 0.439% due 04/25/2037 •		2,836	1,848
Palmer Square Loan Funding Ltd.
0.982% due 02/20/2028 •		706	706
1.194% due 04/20/2027 •		645	645
Residential Asset Securities Corp. Trust 0.799% due 11/25/2035 •		3,100	3,094
Securitized Asset-Backed Receivables LLC Trust
0.769% due 08/25/2035 ^•		568	465
0.874% due 02/25/2034 •		247	246
Sierra Madre Funding Ltd.
0.484% due 09/07/2039 •		397	349
0.504% due 09/07/2039 •		2,140	1,880
Structured Asset Securities Corp. Mortgage Loan Trust 1.114% due 11/25/2035 •		1,000	987
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		758	793
Triaxx Prime CDO Ltd. 0.379% due 10/02/2039 •		56	4
Venture CLO Ltd.
1.221% due 08/28/2029 •		1,600	1,604
1.872% due 10/22/2031 •		1,400	1,401
Wells Fargo Home Equity Asset-Backed Securities Trust 0.339% due 04/25/2037 •		743	727

Total Asset-Backed Securities (Cost $54,405)			59,600

SOVEREIGN ISSUES 10.7%
Argentina Government International Bond
0.125% due 07/09/2030 þ		780	258
0.125% due 07/09/2035 þ		1,399	415
1.000% due 08/05/2021	ARS	32,431	226
1.000% due 07/09/2029		$60	22
15.500% due 10/17/2026	ARS	1,460	4
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		2,373	16
Australia Government International Bond 2.500% due 05/21/2030	AUD	3,200	2,610
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,730	19
China Development Bank
3.230% due 01/10/2025	CNY	22,500	3,421
3.340% due 07/14/2025		20,100	3,065
Israel Government International Bond 3.875% due 07/03/2050		$400	441
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	223	176
3.000% due 09/20/2030		884	803
Peru Government International Bond
5.940% due 02/12/2029	PEN	2,800	849
6.150% due 08/12/2032		2,000	582
6.350% due 08/12/2028		3,000	936
Provincia de Buenos Aires
37.855% due 04/12/2025	ARS	930	5
37.932% due 05/31/2022		440	3
Qatar Government International Bond
3.875% due 04/23/2023		$700	747
4.500% due 04/23/2028		200	234
Saudi Government International Bond 3.625% due 03/04/2028		500	544
Slovenia Government International Bond 5.250% due 02/18/2024		300	340
South Africa Government International Bond
4.850% due 09/30/2029		700	706
10.500% due 12/21/2026	ZAR	71,900	5,549
Turkey Government International Bond
5.750% due 03/22/2024		$200	199
6.350% due 08/10/2024		600	603
7.250% due 12/23/2023		600	620

Total Sovereign Issues (Cost $22,870)			23,393

		SHARES
PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.8%
AGFC Capital Trust 1.991% (US0003M + 1.750%) due 01/15/2067 ~		100,000	57
Bank of America Corp.
4.300% due 01/28/2025 •(h)		400,000	402
5.875% due 03/15/2028 •(h)		200,000	218

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

JPMorgan Chase & Co. 3.682% (US0003M + 3.470%) due 04/30/2021 ~(h)		342,000	342
Nationwide Building Society 10.250% ~		2,250	574
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (h)		52,525	80

			1,673

UTILITIES 0.1%
AT&T, Inc. 2.875% due 03/02/2025 •(h)		200,000	234

Total Preferred Securities (Cost $1,753)			1,907

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	5,728	40

ARGENTINA TREASURY BILLS 0.1%
1.970% due 06/30/2021 - 09/13/2021 (e)(f)		20,671	163

Total Short-Term Instruments (Cost $211)			203

Total Investments in Securities (Cost $290,708)			302,626

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		95,578	942

Total Short-Term Instruments (Cost $942)			942

Total Investments in Affiliates (Cost $942)			942

Total Investments 138.2% (Cost $291,650)			$303,568
Financial Derivative Instruments (l)(n) 0.2%(Cost or Premiums, net $1,207)			452
Other Assets and Liabilities, net (38.4)%			(84,335)

Net Assets 100.0%			$219,685

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$200	$201	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	0.070%	03/22/2021	04/22/2021	$(1,849)	$(1,849)
DEU	0.040	03/30/2021	04/01/2021	(14,093)	(14,093)
GRE	0.070	03/24/2021	04/07/2021	(723)	(723)
0.070	03/29/2021	04/12/2021	(12,509)	(12,509)

Total Reverse Repurchase Agreements	$(29,174)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BOS	(0.070)%	03/29/2021	04/01/2021	$(1,310)	$(1,310)
BPG	(0.130)	03/25/2021	04/01/2021	(986)	(986)
(0.110)	03/26/2021	04/05/2021	(1,214)	(1,214)
GSC	0.060	03/23/2021	04/06/2021	(308)	(308)

Total Sale-Buyback Transactions	$(3,818)

(k)	Securities with an aggregate market value of $32,761 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(46,598) at a weighted average interest rate of 0.091%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2021	62	$10,856	$6	$20	$(34)
Euro-Bund 10-Year Bond June Futures	06/2021	9	1,808	(3)	3	(6)
U.S. Treasury 5-Year Note June Futures	06/2021	121	14,931	(191)	0	(20)

$(188)	$23	$(60)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2021	81	$(10,606)	$267	$20	$0
U.S. Treasury 30-Year Bond June Futures	06/2021	79	(12,213)	476	35	0

$743	$55	$0

Total Futures Contracts	$555	$78	$(60)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.452%	$700	$(2)	$14	$12	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.506	EUR	700	2	14	16	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.200	$400	10	(4)	6	0	0

$10	$24	$34	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$92	$(2)	$(7)	$(9)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	7,100	(325)	(329)	(654)	0	(27)
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	1,700	(44)	(3)	(47)	0	(1)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	2,500	(15)	(19)	(34)	0	(1)

$(386)	$(358)	$(744)	$0	$(29)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$400	$10	$(1)	$9	$1	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	200	4	1	5	0	0

$14	$0	$14	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	4,800	$(1)	$(46)	$(47)	$9	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026	11,800	(2)	395	393	31	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	4,200	0	(56)	(56)	0	(24)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		1,600	77	50	127	22	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	14,700	0	28	28	0	(1)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		11,800	0	22	22	0	(1)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		9,800	0	18	18	0	(1)
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		3,500	0	6	6	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		5,100	0	9	9	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		2,200	0	4	4	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		3,500	0	6	6	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		22,700	(1)	(25)	(26)	2	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		97,000	3	(46)	(43)	6	0
Pay	1-Year BRL-CDI	3.364	Maturity	01/03/2022		51,500	0	(33)	(33)	3	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		53,700	(18)	(30)	(48)	3	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		2,400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		1,000	0	(1)	(1)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	2,100	0	13	13	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		600	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		900	4	7	11	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		700	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		700	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		400	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		1,100	1	1	2	0	(1)
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	02/18/2026		$7,100	(10)	(117)	(127)	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,600	1,004	(1,194)	(190)	16	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	(2,131)	(1,056)	22	0
Pay(6)	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2031		1,400	0	(16)	(16)	0	(2)
Pay	3-Month USD-LIBOR	1.400	Semi-Annual	12/29/2050		2,300	(15)	(407)	(422)	0	(8)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		5,000	162	1,037	1,199	13	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029	JPY	24,000	0	(3)	(3)	0	(1)
Pay(6)	28-Day MXN-TIIE	5.660	Lunar	03/24/2023	MXN	250,000	(2)	9	7	9	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	2,100	1	130	131	1	0

							$2,278	$(2,363)	$(85)	$137	$(46)

Total Swap Agreements							$1,916	$(2,697)	$(781)	$139	$(75)

(m)	Securities with an aggregate market value of $2,958 and cash of $1,043 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2021		BRL	5,741		$1,009		$0		$(11)
		04/2021		EUR	2,560		3,007		5		0
		04/2021		GBP	2,936		4,157		109		0
		04/2021			$1,046		BRL	5,741	0		(27)
		04/2021			71		RUB	5,458	1		0
		05/2021			117		BRL	663	0		0
		05/2021			3,009		EUR	2,560	0		(5)
		06/2021			230		CLP	164,818	0		(1)
		06/2021			41		RUB	3,126	0		(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

06/2021	ZAR	10,620	$701	0	(12)
BPS	08/2021	PEN	103	28	0	0
BRC	08/2021	$133	MXN	2,747	0	0
CBK	04/2021	CLP	245,191	$336	0	(5)
04/2021	MXN	22,251	1,081	0	(7)
04/2021	PEN	3,379	926	23	0
04/2021	$831	CAD	1,048	2	0
04/2021	340	CLP	245,191	0	0
04/2021	980	MXN	19,784	0	(13)
04/2021	524	PEN	1,937	0	(7)
05/2021	CAD	1,048	$831	0	(3)
05/2021	PEN	3,346	909	16	0
05/2021	$80	COP	284,360	0	(2)
05/2021	187	RUB	13,991	0	(3)
06/2021	PEN	3,621	$984	17	0
06/2021	$864	CLP	630,361	12	0
06/2021	193	RUB	14,420	0	(4)
08/2021	PEN	224	$61	1	0
09/2021	370	100	1	0
DUB	04/2021	BRL	7,389	1,334	22	0
04/2021	$1,297	BRL	7,389	16	0
04/2021	9	PEN	33	0	0
05/2021	1,333	BRL	7,389	0	(22)
GLM	04/2021	BRL	1,208	$212	0	(3)
04/2021	PEN	18	5	0	0
04/2021	$2,650	AUD	3,474	0	(11)
04/2021	220	BRL	1,208	0	(5)
04/2021	5	PEN	18	0	0
04/2021	223	RUB	16,855	0	(1)
05/2021	AUD	3,474	$2,650	11	0
05/2021	$1,021	COP	3,680,836	0	(17)
06/2021	CNH	18,754	$2,846	5	0
06/2021	PEN	15	4	0	0
HUS	04/2021	AUD	3,474	2,702	63	0
04/2021	CAD	993	784	0	(6)
04/2021	EUR	115	139	4	0
04/2021	GBP	169	232	0	(1)
04/2021	NZD	997	724	27	0
04/2021	PEN	51	14	0	0
04/2021	$3,170	EUR	2,675	0	(33)
04/2021	5	PEN	18	0	0
05/2021	PEN	81	$22	0	0
05/2021	$189	RUB	14,178	0	(3)
06/2021	PEN	178	$48	1	0
06/2021	$47	RUB	3,492	0	(1)
06/2021	ZAR	40,053	$2,596	0	(93)
12/2021	PEN	18	5	0	0
12/2021	$9	PEN	33	0	0
JPM	04/2021	BRL	937	$164	0	(2)
04/2021	MXN	447	22	0	0
04/2021	$170	BRL	937	0	(4)
06/2021	ZAR	17,340	$1,135	0	(29)
MYI	06/2021	CNH	24,235	3,690	18	0
SCX	04/2021	CAD	55	43	0	0
04/2021	EUR	9,921	12,052	418	0
04/2021	$4,272	GBP	3,105	9	0
05/2021	EUR	9,921	$11,667	26	0
05/2021	GBP	3,105	4,272	0	(9)
06/2021	PEN	144	39	1	0
UAG	04/2021	BRL	166	29	0	0
04/2021	$30	BRL	166	0	(1)
04/2021	77	RUB	5,856	0	0
06/2021	95	7,131	0	(2)

Total Forward Foreign Currency Contracts	$808	$(344)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800%	09/29/2021	4,800	$105	$132

Total Purchased Options	$105	$132

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450%	04/21/2021	200	$0	$0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	1,000	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	300	0	0
BPS	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	1,000	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	1,100	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	04/21/2021	500	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	700	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	700	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	300	0	0
BRC	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	1,800	(2)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	1,300	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	500	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	700	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	700	(1)	(1)
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	400	0	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	500	(1)	0
GST	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	700	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	1,400	(2)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	500	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	05/19/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	700	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	500	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	500	(1)	(1)
JPM	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	500	(1)	0
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	300	0	0

$(23)	$(6)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

HUS	Put - OTC USD versus ILS	ILS	3.195	04/14/2021	640	$(2)	$0
Call - OTC USD versus ILS	3.315	04/14/2021	640	(3)	(7)
Put - OTC USD versus ILS	3.165	05/06/2021	580	(3)	0
Call - OTC USD versus ILS	3.328	05/06/2021	580	(3)	(6)
Put - OTC USD versus ILS	3.180	05/27/2021	1,450	(6)	(1)
Call - OTC USD versus ILS	3.350	05/27/2021	1,450	(7)	(14)
JPM	Put - OTC USD versus ILS	3.182	05/18/2021	440	(2)	0
Call - OTC USD versus ILS	3.338	05/18/2021	440	(2)	(4)

$(28)	$(32)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	09/29/2021	4,800	$(38)	$(47)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	400	$(1)	$(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.547	05/06/2021	200	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.250	05/06/2021	200	(1)	(1)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.758	06/07/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.117	05/06/2021	400	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	1,200	(7)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.512	06/07/2021	300	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.586	06/07/2021	500	(3)	(3)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

JPM	Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	600	(3)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	500	(1)	(4)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	300	(1)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	300	(1)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	200	(1)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	300	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	400	(2)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	300	(2)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	300	(1)	(1)

$(37)	$(57)

Total Written Options	$(126)	$(142)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.537%	$100	$6	$(8)	$0	$(2)

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.307%	$100	$(3)	$3	$0	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.307	500	(16)	17	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.984	200	1	(1)	0	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.307	400	(13)	14	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.762	200	(3)	4	1	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.631	1,600	(71)	40	0	(31)
Turkey Government International Bond	1.000	Quarterly	06/20/2024	4.721	100	(12)	1	0	(11)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.278	100	1	2	3	0

$(116)	$80	$6	$(42)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$951	$(201)	$171	$0	$(30)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	608	(130)	111	0	(19)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	722	(154)	131	0	(23)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	70	15	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(38)	49	11	0

$(578)	$532	$26	$(72)

Total Swap Agreements	$(688)	$604	$32	$(116)

(o)

Securities with an aggregate market value of $139 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,264	$0	$1,264
Corporate Bonds & Notes
Banking & Finance	0	26,940	0	26,940
Industrials	0	21,626	0	21,626
Utilities	0	3,824	0	3,824
Municipal Bonds & Notes
Texas	0	126	0	126
West Virginia	0	620	0	620
U.S. Government Agencies	0	54,267	0	54,267
U.S. Treasury Obligations	0	94,246	0	94,246
Non-Agency Mortgage-Backed Securities	0	14,610	0	14,610
Asset-Backed Securities	0	59,600	0	59,600
Sovereign Issues	0	23,393	0	23,393
Preferred Securities
Banking & Finance	0	1,673	0	1,673
Utilities	0	234	0	234
Short-Term Instruments
Short-Term Notes	0	40	0	40
Argentina Treasury Bills	0	163	0	163

	$0	$302,626	$0	$302,626
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$942	$0	$0	$942

Total Investments	$942	$302,626	$0	$303,568

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	78	139	0	217
Over the counter	0	972	0	972

	$78	$1,111	$0	$1,189
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(60)	(75)	0	(135)
Over the counter	0	(602)	0	(602)

	$(60)	$(677)	$0	$(737)

Total Financial Derivative Instruments	$18	$434	$0	$452

Totals	$960	$303,060	$0	$304,020

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,142	$14,200	$(14,400)	$0	$0	$942	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DEU	Deutsche Bank Securities, Inc.	GST	Goldman Sachs International
BOM	Bank of Montreal	DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GRE	NatWest Markets Securities Inc.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	GSC	Goldman Sachs & Co. LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso
AUD	Australian Dollar	COP	Colombian Peso	NZD	New Zealand Dollar
BRL	Brazilian Real	EUR	Euro	PEN	Peruvian New Sol
CAD	Canadian Dollar	GBP	British Pound	RUB	Russian Ruble
CLP	Chilean Peso	ILS	Israeli Shekel	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.2% ¤
ANGOLA 1.1%
SOVEREIGN ISSUES 1.1%
Angolan Government International Bond
8.000% due 11/26/2029		$600	$565
8.250% due 05/09/2028		800	770
9.125% due 11/26/2049		200	186
9.375% due 05/08/2048		700	662
9.500% due 11/12/2025		600	630

Total Angola (Cost $2,653)			2,813

ARGENTINA 2.1%
SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$906	303
0.125% due 07/09/2035 þ		3,576	1,067
0.125% due 01/09/2038 þ		1,892	695
0.125% due 07/09/2041 þ		7,097	2,454
0.125% due 07/09/2046 þ		310	96
1.000% due 07/09/2029		549	198
Provincia de Buenos Aires 9.950% due 06/09/2021 ^(c)		300	115
Provincia de la Rioja 9.750% due 02/24/2025 ^(c)		200	117
Provincia de Neuquen 2.500% due 04/27/2030 ^þ(c)		165	90

Total Argentina (Cost $7,405)			5,135

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	460
3.950% due 09/26/2029		300	285

Total Armenia (Cost $784)			745

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	200	236

Total Austria (Cost $226)			236

AZERBAIJAN 0.9%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,659

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		200	198
4.750% due 03/18/2024		200	217

			415

Total Azerbaijan (Cost $1,855)			2,074

BAHAMAS 0.4%
SOVEREIGN ISSUES 0.4%
Bahamas Government International Bond 6.000% due 11/21/2028		$1,000	960

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Bahamas (Cost $1,005)		960

BAHRAIN 0.6%
SOVEREIGN ISSUES 0.6%
Bahrain Government International Bond
4.250% due 01/25/2028	$600	598
5.625% due 09/30/2031	200	198
6.125% due 07/05/2022	700	735

Total Bahrain (Cost $1,536)		1,531

BELARUS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Belarus Ministry of Finance 6.378% due 02/24/2031	$200	186

Total Belarus (Cost $200)		186

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038	$400	437

Total Bermuda (Cost $400)		437

BRAZIL 3.3%
CORPORATE BONDS & NOTES 2.7%
Banco BTG Pactual S.A. 4.500% due 01/10/2025	$200	205
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	3,010	3,277
BRF S.A. 5.750% due 09/21/2050	600	592
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	200	202
4.625% due 02/04/2030	200	200
CSN Islands Corp. 7.000% due 06/23/2021 (g)	900	904
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (e)(g)	623	4
Petrobras Global Finance BV
6.850% due 06/05/2115	200	206
7.250% due 03/17/2044	300	344
Vale Overseas Ltd. 6.250% due 08/10/2026 (h)	500	596

		6,530

SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
4.750% due 01/14/2050	1,213	1,105
5.000% due 01/27/2045	318	303
5.625% due 01/07/2041	50	52

		1,460

Total Brazil (Cost $7,526)		7,990

CAYMAN ISLANDS 3.1%
ASSET-BACKED SECURITIES 0.0%
Garanti Diversified Payment Rights Finance Co. 3.397% due 10/09/2021 «•	$100	100

CORPORATE BONDS & NOTES 3.1%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)	590	444
CK Hutchison International Ltd. 3.375% due 09/06/2049	500	507
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)	208	199
0.000% due 05/15/2030 (e)	800	708
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024	500	481
9.750% due 09/28/2023	200	204
11.250% due 04/09/2022	200	207
11.950% due 11/12/2023	200	211

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	104	122
Meituan 3.050% due 10/28/2030	400	390
MGM China Holdings Ltd. 4.750% due 02/01/2027	400	407
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	23	22
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	431	171
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	917	901
Poinsettia Finance Ltd. 6.625% due 06/17/2031	700	673
Sands China Ltd.
5.125% due 08/08/2025	300	336
5.400% due 08/08/2028 (h)	700	801
Sunac China Holdings Ltd. 7.000% due 07/09/2025	800	822

		7,606

Total Cayman Islands (Cost $7,355)		7,706

CHILE 1.8%
CORPORATE BONDS & NOTES 1.8%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	209
Banco Santander Chile 2.700% due 01/10/2025	200	209
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	301
4.250% due 07/17/2042	400	434
4.875% due 11/04/2044	600	712
Embotelladora Andina S.A. 3.950% due 01/21/2050	200	212
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	176
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	200	217
4.700% due 05/07/2050	300	343
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	700	753
GNL Quintero S.A. 4.634% due 07/31/2029	800	881

Total Chile (Cost $4,062)		4,447

CHINA 1.2%
CORPORATE BONDS & NOTES 1.2%
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	$250	275
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	200	204
2.700% due 05/13/2030	600	597
3.680% due 08/08/2049	300	305
4.375% due 04/10/2024	500	550
4.875% due 05/17/2042	500	597
Yango Justice International Ltd. 7.500% due 04/15/2024	400	392

Total China (Cost $2,749)		2,920

COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.5%
Ecopetrol S.A.
5.875% due 09/18/2023	$300	332
5.875% due 05/28/2045	400	427
6.875% due 04/29/2030	200	244
7.375% due 09/18/2043	200	245

		1,248

SOVEREIGN ISSUES 1.0%
Colombia Government International Bond
3.875% due 02/15/2061	300	270
4.500% due 03/15/2029	300	328
5.000% due 06/15/2045 (h)	1,300	1,390
5.200% due 05/15/2049	200	220

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

8.125% due 05/21/2024		300	359

			2,567

Total Colombia (Cost $3,464)			3,815

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	400
5.625% due 04/30/2043		400	350

Total Costa Rica (Cost $800)			750

DOMINICAN REPUBLIC 2.8%
SOVEREIGN ISSUES 2.8%
Dominican Republic International Bond
4.875% due 09/23/2032		$1,500	1,534
5.300% due 01/21/2041		600	592
5.875% due 01/30/2060		1,000	961
5.950% due 01/25/2027		400	451
6.000% due 07/19/2028		1,600	1,806
6.500% due 02/15/2048		300	318
9.750% due 06/05/2026	DOP	14,100	269
10.375% due 03/04/2022		1,100	20
10.500% due 04/07/2023		5,300	99
10.750% due 08/11/2028		27,200	543
10.875% due 01/14/2026		4,300	84
11.500% due 05/10/2024		200	4
16.950% due 02/04/2022		9,800	187

Total Dominican Republic (Cost $6,627)			6,868

ECUADOR 1.1%
CORPORATE BONDS & NOTES 0.1%
Petroamazonas EP 4.625% due 12/06/2021		$175	162

SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		273	112
0.500% due 07/31/2030 þ		962	570
0.500% due 07/31/2035 þ		2,734	1,264
0.500% due 07/31/2040 þ		1,295	573

			2,519

Total Ecuador (Cost $3,390)			2,681

EGYPT 2.4%
SOVEREIGN ISSUES 2.4%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	400	488
5.577% due 02/21/2023		$1,000	1,043
6.125% due 01/31/2022		400	411
6.375% due 04/11/2031	EUR	200	241
7.053% due 01/15/2032		$400	396
7.625% due 05/29/2032		2,100	2,156
7.903% due 02/21/2048		400	378
8.500% due 01/31/2047		700	699
8.700% due 03/01/2049		200	201

Total Egypt (Cost $5,972)			6,013

EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$200	200
7.125% due 01/20/2050		600	539

Total El Salvador (Cost $800)			739

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia International Bond 6.625% due 12/11/2024		$200	185

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Ethiopia (Cost $200)		185

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.384% (US0003M + 1.190%) due 11/16/2022 ~	$300	301
3.950% due 02/27/2023	400	423
5.000% due 02/14/2022	200	207

Total Germany (Cost $880)		931

GHANA 1.3%
SOVEREIGN ISSUES 1.3%
Ghana Government International Bond
0.000% due 04/07/2025 (a)(e)	$200	155
6.375% due 02/11/2027	200	194
7.625% due 05/16/2029	600	591
7.750% due 04/07/2029 (a)	400	397
7.875% due 03/26/2027	300	306
8.125% due 03/26/2032	900	873
8.625% due 04/07/2034 (a)	400	394
8.750% due 03/11/2061	400	372

Total Ghana (Cost $3,310)		3,282

GUATEMALA 0.6%
SOVEREIGN ISSUES 0.6%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	322
4.875% due 02/13/2028	410	453
6.125% due 06/01/2050	500	581

Total Guatemala (Cost $1,198)		1,356

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.1%
Lenovo Group Ltd. 3.421% due 11/02/2030	$200	201

SOVEREIGN ISSUES 0.2%
Airport Authority 2.625% due 02/04/2051	600	559

Total Hong Kong (Cost $798)		760

INDIA 1.2%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$200	202
Adani Transmission Ltd. 4.250% due 05/21/2036	193	200
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030	200	199
3.950% due 02/13/2050	200	190
Muthoot Finance Ltd. 4.400% due 09/02/2023	300	304
Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023	700	714

		1,809

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030	500	498
3.375% due 08/05/2026	500	530
3.875% due 03/12/2024	200	214

		1,242

Total India (Cost $2,994)		3,051

INDONESIA 7.5%
CORPORATE BONDS & NOTES 3.7%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030	$800	910

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	848
4.875% due 10/01/2024		500	550
Pelabuhan Indonesia PT 4.250% due 05/05/2025		400	435
Pertamina Persero PT
1.400% due 02/09/2026		500	487
4.875% due 05/03/2022		500	521
6.000% due 05/03/2042		1,500	1,777
6.450% due 05/30/2044		1,500	1,871
Perusahaan Listrik Negara PT 5.250% due 05/15/2047		400	441
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	765
4.125% due 05/15/2027		200	215
4.375% due 02/05/2050		200	203

			9,023

SOVEREIGN ISSUES 3.8%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	200	248
3.375% due 04/15/2023 (h)		$1,500	1,577
3.375% due 07/30/2025	EUR	100	131
4.350% due 01/11/2048		$700	762
4.450% due 02/11/2024 (h)		1,100	1,203
4.750% due 01/08/2026		1,200	1,361
5.125% due 01/15/2045		200	238
5.250% due 01/17/2042		600	719
5.250% due 01/08/2047		200	242
6.750% due 01/15/2044		300	426
7.750% due 01/17/2038		100	148
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		200	201
4.400% due 03/01/2028 (h)		700	787
4.450% due 02/20/2029 (h)		1,200	1,356

			9,399

Total Indonesia (Cost $16,676)			18,422

IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Vnesheconombank Via VEB Finance PLC 5.942% due 11/21/2023		$2,800	3,080

Total Ireland (Cost $2,849)			3,080

ISLE OF MAN 0.2%
CORPORATE BONDS & NOTES 0.2%
NE Property BV 1.875% due 10/09/2026	EUR	400	476

Total Isle of Man (Cost $478)			476

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.2%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$400	434

SOVEREIGN ISSUES 0.2%
Israel Government International Bond 3.375% due 01/15/2050		400	405

Total Israel (Cost $790)			839

IVORY COAST 1.4%
SOVEREIGN ISSUES 1.4%
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	400	459
5.250% due 03/22/2030		1,400	1,701
5.750% due 12/31/2032 þ		$919	922
5.875% due 10/17/2031	EUR	200	248
6.625% due 03/22/2048		200	237

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Ivory Coast (Cost $3,486)		3,567

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036	$200	203

Total Jamaica (Cost $200)		203

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
ARTS Ltd. 1.964% due 09/15/2021 «•	$62	61

Total Jersey, Channel Islands (Cost $61)		61

JORDAN 0.3%
SOVEREIGN ISSUES 0.3%
Jordan Government International Bond
5.750% due 01/31/2027	$200	210
5.850% due 07/07/2030	200	204
6.125% due 01/29/2026	300	321

Total Jordan (Cost $694)		735

KAZAKHSTAN 1.7%
CORPORATE BONDS & NOTES 1.6%
Development Bank of Kazakhstan JSC 4.125% due 12/10/2022	$200	208
KazMunayGas National Co. JSC
4.750% due 04/24/2025	1,700	1,914
4.750% due 04/19/2027	400	457
5.750% due 04/19/2047	200	238
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030	1,200	1,199

		4,016

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044	200	242

Total Kazakhstan (Cost $3,874)		4,258

KENYA 0.3%
SOVEREIGN ISSUES 0.3%
Kenya Government International Bond
7.250% due 02/28/2028	$600	634
8.000% due 05/22/2032	200	213

Total Kenya (Cost $828)		847

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)	$888	225
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,600	1,665
6.000% due 11/27/2023	300	331
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	700	733
5.150% due 02/11/2026	1,000	1,097
6.510% due 03/07/2022	750	787
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021	200	202
6.125% due 02/07/2022	2,200	2,291
Unigel Luxembourg S.A. 8.750% due 10/01/2026	400	432

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Luxembourg (Cost $7,752)			7,763

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
4.550% due 04/21/2050		$600	713
4.800% due 04/21/2060		500	633

Total Malaysia (Cost $1,100)			1,346

MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	536

Total Mauritius (Cost $500)			536

MEXICO 7.4%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.1%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	6,000	297
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)**		$200	219
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		400	412
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		200	206
Petroleos Mexicanos
5.350% due 02/12/2028		500	487
5.950% due 01/28/2031		1,050	1,010
6.350% due 02/12/2048		1,336	1,104
6.625% due 06/15/2038		700	636
6.750% due 09/21/2047		760	648
6.840% due 01/23/2030		650	661
6.950% due 01/28/2060		3,000	2,579
7.690% due 01/23/2050		4,200	3,893
Trust Fibra Uno 6.390% due 01/15/2050		400	442

			12,594

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
2.659% due 05/24/2031		400	378
3.750% due 04/19/2071		500	435
3.771% due 05/24/2061		2,344	2,080
4.750% due 04/27/2032		600	670
5.000% due 04/27/2051		900	979
5.750% due 10/12/2110		900	1,002

			5,544

Total Mexico (Cost $19,890)			18,138

MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	549
5.625% due 05/01/2023		700	734

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Mongolia (Cost $1,229)			1,283

MOROCCO 0.4%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$300	327

SOVEREIGN ISSUES 0.3%
Morocco Government International Bond
4.000% due 12/15/2050		600	533
4.250% due 12/11/2022		200	210

			743

Total Morocco (Cost $1,115)			1,070

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	315

Total Namibia (Cost $299)			315

NETHERLANDS 1.4%
CORPORATE BONDS & NOTES 1.4%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$300	401
Metinvest BV
7.750% due 04/23/2023		200	213
7.750% due 10/17/2029		700	745
8.500% due 04/23/2026		400	448
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	403
Prosus NV
1.539% due 08/03/2028	EUR	200	241
2.031% due 08/03/2032		100	120
3.680% due 01/21/2030		$200	207
4.027% due 08/03/2050		200	182
Republic of Angola Via Avenir BV
4.757% (US0006M + 4.500%) due 12/07/2023 ~		420	403
7.760% (US0006M + 7.500%) due 07/01/2023 ~		63	63

Total Netherlands (Cost $3,285)			3,426

NIGERIA 2.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bank of Industry Limited 6.220% (LIBOR03M + 6.000%) due 12/14/2023 «~		$1,300	1,304

SOVEREIGN ISSUES 1.7%
Nigeria Government International Bond
5.625% due 06/27/2022		400	414
6.375% due 07/12/2023		300	322
6.500% due 11/28/2027		1,400	1,447
7.143% due 02/23/2030		200	205
7.875% due 02/16/2032		1,300	1,343
8.747% due 01/21/2031		400	441

			4,172

Total Nigeria (Cost $5,332)			5,476

OMAN 1.7%
SOVEREIGN ISSUES 1.7%
Oman Government International Bond
5.625% due 01/17/2028		$1,500	1,554
6.000% due 08/01/2029		1,000	1,042
6.250% due 01/25/2031		500	524
6.500% due 03/08/2047		700	661
7.000% due 01/25/2051		500	495

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Oman (Cost $4,083)			4,276

PAKISTAN 0.6%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$200	202
5.625% due 12/05/2022		200	206

			408

SOVEREIGN ISSUES 0.4%
Pakistan Government International Bond
6.875% due 12/05/2027		400	419
8.875% due 04/08/2051 (a)		500	520

			939

Total Pakistan (Cost $1,293)			1,347

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		$694	733
Banco Nacional de Panama 2.500% due 08/11/2030		200	186

			919

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053		400	431
4.500% due 04/01/2056		1,100	1,207
6.700% due 01/26/2036		600	809
8.875% due 09/30/2027		500	691

			3,138

Total Panama (Cost $3,812)			4,057

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
2.739% due 01/29/2033		$200	193
4.950% due 04/28/2031		200	227
5.400% due 03/30/2050		300	339
6.100% due 08/11/2044		200	241

Total Paraguay (Cost $945)			1,000

PERU 2.1%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,800	513
InRetail Consumer 3.250% due 03/22/2028		$500	500
Petroleos del Peru S.A.
4.750% due 06/19/2032		400	423
5.625% due 06/19/2047		300	316

			1,752

SOVEREIGN ISSUES 1.4%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	209
Peru Government International Bond
1.862% due 12/01/2032		600	547
2.392% due 01/23/2026		200	206
2.783% due 01/23/2031		200	201
3.230% due 07/28/2121		200	162
3.300% due 03/11/2041		100	98
5.350% due 08/12/2040	PEN	3,700	897
6.350% due 08/12/2028		1,700	530

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

8.750% due 11/21/2033		$400	625

			3,475

Total Peru (Cost $5,326)			5,227

PHILIPPINES 1.3%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,107

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
2.650% due 12/10/2045		500	450
2.950% due 05/05/2045		600	563
3.700% due 03/01/2041		1,000	1,048

			2,061

Total Philippines (Cost $3,270)			3,168

POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond 3.250% due 04/06/2026		$200	221

Total Poland (Cost $199)			221

QATAR 2.2%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc. 6.067% due 12/31/2033		$100	124
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		336	386

			510

SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.375% due 03/14/2024 (h)		800	860
3.750% due 04/16/2030		600	672
4.400% due 04/16/2050		600	698
4.817% due 03/14/2049		1,100	1,350
5.103% due 04/23/2048		1,100	1,394

			4,974

Total Qatar (Cost $4,708)			5,484

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
1.375% due 12/02/2029	EUR	100	117
2.124% due 07/16/2031		1,000	1,200
2.625% due 12/02/2040		500	582
3.000% due 02/14/2031		$300	301
3.500% due 04/03/2034	EUR	100	134
3.624% due 05/26/2030		300	404
4.000% due 02/14/2051		$200	194

Total Romania (Cost $2,770)			2,932

RUSSIA 1.4%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$800	848

SOVEREIGN ISSUES 1.1%
Russia Government International Bond
1.850% due 11/20/2032	EUR	600	691

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.625% due 04/04/2042		$1,700	2,087

			2,778

Total Russia (Cost $3,219)			3,626

SAUDI ARABIA 3.9%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 3.500% due 11/24/2070 (h)		$300	267

SOVEREIGN ISSUES 3.8%
Saudi Government International Bond
2.250% due 02/02/2033		900	849
3.250% due 10/26/2026		200	216
3.450% due 02/02/2061		600	553
3.625% due 03/04/2028		1,200	1,306
3.750% due 01/21/2055		1,500	1,474
4.000% due 04/17/2025		1,000	1,102
4.375% due 04/16/2029 (h)		600	686
4.500% due 10/26/2046 (h)		2,900	3,199

			9,385

Total Saudi Arabia (Cost $9,559)			9,652

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	119
6.250% due 05/23/2033		$300	300
6.750% due 03/13/2048		200	191

Total Senegal (Cost $624)			610

SERBIA 0.3%
SOVEREIGN ISSUES 0.3%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	570
3.125% due 05/15/2027		100	130

Total Serbia (Cost $709)			700

SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	918
Flex Ltd. 4.875% due 06/15/2029		100	113
Medco Bell Pte Ltd. 6.375% due 01/30/2027		300	302

Total Singapore (Cost $1,301)			1,333

SOUTH AFRICA 5.3%
CORPORATE BONDS & NOTES 1.4%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	203
6.500% due 04/15/2040		100	120
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		500	530
7.125% due 02/11/2025		500	518
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	531
Prosus NV 5.500% due 07/21/2025		200	227
Transnet SOC Ltd. 4.000% due 07/26/2022		1,300	1,327

			3,456

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Sasol Ltd. 0.500% - 1.825% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		1,300	1,212

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

SOVEREIGN ISSUES 3.4%
South Africa Government International Bond
4.850% due 09/30/2029		1,100	1,110
5.000% due 10/12/2046		300	259
5.750% due 09/30/2049		1,000	923
5.875% due 05/30/2022		800	844
5.875% due 06/22/2030		600	644
10.500% due 12/21/2026	ZAR	58,700	4,530

			8,310

Total South Africa (Cost $12,871)			12,978

SRI LANKA 0.9%
SOVEREIGN ISSUES 0.9%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$700	447
6.250% due 07/27/2021		368	356
6.825% due 07/18/2026		700	433
6.850% due 11/03/2025		800	507
7.550% due 03/28/2030		400	247
7.850% due 03/14/2029		300	185

Total Sri Lanka (Cost $2,901)			2,175

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.461% (LIBOR03M + 5.200%) due 06/23/2022 «~		$343	345

Total Tanzania (Cost $342)			345

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
GC Treasury Center Co. Ltd.
2.980% due 03/18/2031		$200	198
4.300% due 03/18/2051		200	205

Total Thailand (Cost $394)			403

TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$88	89

Total Trinidad and Tobago (Cost $87)			89

TURKEY 5.3%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$200	201
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		255	231
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		200	197
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		200	196

			825

SOVEREIGN ISSUES 5.0%
Turkey Government International Bond
4.750% due 01/26/2026		400	373
4.875% due 04/16/2043		700	537
5.125% due 03/25/2022		1,200	1,207
5.125% due 02/17/2028		1,500	1,359
5.750% due 05/11/2047		2,100	1,712
5.875% due 06/26/2031		500	453
5.950% due 01/15/2031		500	455
6.000% due 03/25/2027		1,700	1,635
6.000% due 01/14/2041		600	510
6.125% due 10/24/2028		300	285
6.375% due 10/14/2025		600	596
6.875% due 03/17/2036		1,600	1,523
7.250% due 03/05/2038		700	689

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		500	492
5.375% due 10/24/2023		200	197
8.250% due 01/24/2024		400	418

			12,441

Total Turkey (Cost $14,493)			13,266

UKRAINE 2.4%
SOVEREIGN ISSUES 2.4%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$1,000	1,034
7.750% due 09/01/2021		1,300	1,326
7.750% due 09/01/2022		1,400	1,478
7.750% due 09/01/2023		900	972
7.750% due 09/01/2024		900	975
17.000% due 05/11/2022	UAH	4,300	165
17.250% due 01/05/2022		1,700	65

Total Ukraine (Cost $5,420)			6,015

UNITED ARAB EMIRATES 2.4%
CORPORATE BONDS & NOTES 0.6%
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$600	619
DP World PLC 6.850% due 07/02/2037		600	778

			1,397

SOVEREIGN ISSUES 1.8%
Emirate of Abu Dhabi Government International Bond
2.500% due 04/16/2025 (h)		1,000	1,056
2.700% due 09/02/2070 (h)		1,000	848
3.125% due 09/30/2049 (h)		1,000	956
3.875% due 04/16/2050 (h)		1,400	1,525

			4,385

Total United Arab Emirates (Cost $5,662)			5,782

UNITED KINGDOM 0.5%
CORPORATE BONDS & NOTES 0.5%
Barclays PLC 3.250% due 02/12/2027	GBP	100	149
Fresnillo PLC 4.250% due 10/02/2050		$600	591
HSBC Holdings PLC 4.041% due 03/13/2028 •		200	219
State Savings Bank of Ukraine 9.375% due 03/10/2023 þ		120	126
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		150	163

Total United Kingdom (Cost $1,212)			1,248

UNITED STATES 4.5%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
0.349% due 02/25/2037 •		$676	660
1.234% due 11/25/2035 •		380	376
Credit-Based Asset Servicing & Securitization Trust 3.327% due 01/25/2037 ^þ		659	312
Morgan Stanley ABS Capital, Inc. Trust
0.874% due 01/25/2035 •		69	67
0.904% due 03/25/2034 •		524	518
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.889% due 09/25/2035 •		500	481
Soundview Home Loan Trust 1.009% due 10/25/2037 •		162	143
Wells Fargo Home Equity Asset-Backed Securities Trust 0.429% due 03/25/2037 •		1,500	1,378

			3,935

CORPORATE BONDS & NOTES 1.5%
DAE Funding LLC
1.625% due 02/15/2024		200	200
2.625% due 03/20/2025		200	202

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

3.375% due 03/20/2028	200	199
Ford Motor Credit Co. LLC 3.550% due 10/07/2022	300	308
Rio Oil Finance Trust
8.200% due 04/06/2028	485	554
9.250% due 07/06/2024	883	982
9.750% due 01/06/2027	727	852
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (e)	500	357

		3,654

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
American Home Mortgage Investment Trust 1.701% due 09/25/2045 •	1	1
Banc of America Mortgage Trust 2.687% due 02/25/2036 ^~	1	1
BCAP LLC Trust 3.261% due 05/26/2037 ~	758	756
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 01/25/2035 ~	1	1
3.466% due 05/25/2047 ^~	10	10
Citigroup Mortgage Loan Trust
1.941% due 08/25/2035 ~	6	6
3.313% due 09/25/2037 ^~	20	20
CitiMortgage Alternative Loan Trust 0.759% due 10/25/2036 •	113	93
Countrywide Alternative Loan Trust 0.459% due 05/25/2036 ^•	138	65
GSR Mortgage Loan Trust 3.018% due 01/25/2036 ^~	3	3
IndyMac Mortgage Loan Trust
0.289% due 02/25/2037 •	200	201
0.749% due 07/25/2045 •	114	103
2.865% due 11/25/2037 ~	102	99
Lehman XS Trust
0.299% due 09/25/2046 •	156	158
0.368% due 08/25/2037 •	321	308
Morgan Stanley Mortgage Loan Trust 2.077% due 06/25/2036 ~	1	1
SunTrust Adjustable Rate Mortgage Loan Trust 3.005% due 10/25/2037 ^~	77	73
WaMu Mortgage Pass-Through Certificates Trust
2.903% due 03/25/2036 ~	163	164
3.196% due 02/25/2037 ^~	16	15
Washington Mutual Mortgage Pass-Through Certificates Trust 1.009% due 02/25/2047 ^•	186	170

		2,248

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 2.346% due 03/01/2036 •	12	12
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	71	76
Uniform Mortgage-Backed Security, TBA 3.500% due 05/01/2051	1,000	1,057

		1,145

Total United States (Cost $10,211)		10,982

URUGUAY 0.7%
SOVEREIGN ISSUES 0.7%
Uruguay Government International Bond
4.975% due 04/20/2055	$200	246
5.100% due 06/18/2050	1,200	1,492

Total Uruguay (Cost $1,382)		1,738

VENEZUELA 0.5%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$3,750	177
5.500% due 04/12/2037 ^(c)	4,350	209
6.000% due 05/16/2024 ^(c)	380	18
6.000% due 11/15/2026 ^(c)	1,200	57

		461

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	31

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

7.650% due 04/21/2025 ^(c)		630	65
8.250% due 10/13/2024 ^(c)		3,850	400
9.000% due 05/07/2023 ^(c)		800	83
9.250% due 09/15/2027 ^(c)		1,190	125
9.375% due 01/13/2034 ^(c)		40	4
11.950% due 08/05/2031 ^(c)		490	52

			760

Total Venezuela (Cost $10,193)			1,221

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022 ^(c)		$200	113
8.500% due 04/14/2024 ^(c)		400	231
8.970% due 07/30/2027 ^(c)		400	227

Total Zambia (Cost $729)			571

SHORT-TERM INSTRUMENTS 0.0%
SHORT-TERM NOTES 0.0%
Ukraine Government International Bond 0.000% due 02/02/2022 «(e)(f)	UAH	1,000	33

Total Short-Term Instruments (Cost $33)			33

Total Investments in Securities (Cost $246,375)			239,931

		SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III		1,921,278	18,944

Total Short-Term Instruments (Cost $18,919)			18,944

Total Investments in Affiliates (Cost $18,919)			18,944

Total Investments 104.9% (Cost $265,294)			$258,875
Financial Derivative Instruments (i)(j) 0.2%(Cost or Premiums, net $(278))			608
Other Assets and Liabilities, net (5.1)%			(12,747)

Net Assets 100.0%			$246,736

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
**	Contingent convertible security.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.280%	03/29/2021	05/03/2021	$(3,136)	$(3,136)
0.320	03/29/2021	05/03/2021	(1,273)	(1,273)
0.330	04/01/2021	05/06/2021	(1,336)	(1,336)
0.400	02/24/2021	05/28/2021	(824)	(825)
CFR	0.350	11/16/2020	TBD(2)	(934)	(935)
0.500	01/27/2021	04/01/2021	(1,305)	(1,305)
JML	0.280	01/13/2021	04/07/2021	(1,161)	(1,162)
0.320	03/08/2021	05/07/2021	(2,897)	(2,898)
SCX	0.370	03/22/2021	05/21/2021	(1,301)	(1,301)
0.410	02/04/2021	05/05/2021	(3,032)	(3,034)
TDM	(0.050)	03/23/2021	TBD(2)	(1,242)	(1,242)

Total Reverse Repurchase Agreements	$(18,447)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)

United States (0.8)%
U.S. Treasury Obligations (0.8)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,601)	$(1,339)
U.S. Treasury Notes	2.375	02/29/2024	700	(742)	(743)

Total Short Sales (0.8)%	$(2,343)	$(2,082)

(h)	Securities with an aggregate market value of $19,201 and cash of $260 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(18,857) at a weighted average interest rate of 0.438%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for short sales includes $19 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	196	$24,186	$(220)	$0	$(32)
U.S. Treasury 10-Year Note June Futures	06/2021	71	9,297	(223)	0	(18)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	28	5,074	(243)	0	(32)

$(686)	$0	$(82)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond June Futures	06/2021	54	$(10,846)	$11	$39	$(18)

Total Futures Contracts	$(675)	$39	$(100)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.463%	$100	$0	$2	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,200	$(85)	$(22)	$(107)	$7	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	6,700	(236)	(41)	(277)	19	0

$(321)	$(63)	$(384)	$26	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	3.350%	Maturity	01/03/2022	BRL	71,900	$1	$(85)	$(84)	$5	$0
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022	3,000	0	(4)	(4)	0	0
Pay(5)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	$3,100	(88)	(9)	(97)	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	5,700	334	(245)	89	0	(8)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026	EUR	1,100	2	11	13	1	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031	900	2	34	36	2	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	87	(64)	23	5	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	46	(32)	14	2	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	(9)	17	8	0	(1)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	(48)	66	18	0	(5)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	(10)	16	6	0	(1)
Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	(2)	3	1	0	0

$315	$(292)	$23	$15	$(19)

Total Swap Agreements	$(6)	$(353)	$(359)	$41	$(19)

Cash of $2,256 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2021	BRL	815		$143	$0	$(2)
	04/2021	RUB	14,155		185	0	(2)
	04/2021		$147	BRL	815	0	(2)
	04/2021		1,340	EUR	1,126	0	(20)
	04/2021		300	UAH	8,625	9	0
	05/2021	BRL	815		$147	3	0
	05/2021	RUB	8,865		119	2	0
	06/2021		$71	UAH	2,024	0	0
	06/2021	ZAR	11,206		$732	0	(20)
BPS	04/2021	TRY	2,613		322	8	0
	04/2021		$194	EUR	163	0	(3)
	04/2021		592	RUB	43,556	0	(17)
	05/2021		7	TRY	53	0	(1)
BRC	04/2021		139		1,063	0	(12)
CBK	04/2021	JPY	278,600		$2,620	103	0
	04/2021	MXN	3,995		195	0	0
	04/2021	TRY	2,343		288	7	0
	05/2021	PEN	6,430		1,781	64	0
	05/2021	RUB	24,693		330	5	0
	06/2021	EGP	7,138		443	0	(3)
	06/2021		$2,525	EGP	41,279	54	0
	12/2021	EGP	5,980		$355	1	0
GLM	04/2021	BRL	4,454		782	0	(10)
	04/2021	DOP	234		4	0	0
	04/2021	PEN	1,238		343	13	0
	04/2021	RUB	43,715		580	3	(1)
	04/2021		$799	BRL	4,454	0	(8)
	04/2021		692	EGP	11,065	9	0
	05/2021	DOP	228		$4	0	0
	05/2021	RUB	4,734		64	1	0
	06/2021	DOP	17,348		300	0	(1)
	07/2021		13,353		226	0	(5)
	08/2021		16,485		279	0	(6)
	02/2022	ZAR	16,407		1,049	0	(18)
HUS	04/2021	EUR	701		844	22	0
	04/2021	GBP	116		162	2	0
	04/2021	TRY	923		128	18	0
	04/2021		$335	PEN	1,238	0	(5)
	05/2021	RUB	29,892		$399	6	0
	05/2021		$2,884	AUD	3,725	0	(54)
	06/2021	ZAR	23,773		$1,541	0	(55)
	09/2021	PEN	1,238		335	5	0
JPM	04/2021		$1,102	RUB	84,399	12	0
	06/2021		41	UAH	1,166	0	0
	06/2021	ZAR	17,892		$1,164	0	(36)
MYI	04/2021	BRL	4,450		780	0	(11)
	04/2021		$781	BRL	4,450	10	0
SCX	04/2021	BRL	819		$152	6	0
	04/2021	EUR	8,446		10,260	355	0
	04/2021	TRY	1,269		156	4	0
	04/2021		$144	BRL	819	2	0
	04/2021		286	TRY	2,116	0	(34)
	05/2021	EUR	8,446		$9,932	22	0
	05/2021		$286	TRY	2,137	0	(35)
	06/2021	ZAR	1,476		$95	0	(4)
SOG	04/2021		$2,615	JPY	276,300	0	(120)
UAG	04/2021	MXN	2,419		$118	0	0
	04/2021	RUB	15,190		199	0	(1)
	05/2021	AUD	3,713		2,881	60	0
	05/2021	RUB	4,875		65	1	0
	05/2021		$188	RUB	14,051	0	(3)
	05/2021		274	TRY	2,043	0	(32)

Total Forward Foreign Currency Contracts						$807	$(521)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2025	4.743%	$400	$34	$27	$61	$0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.743	400	34	27	61	0
DUB	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.743	600	60	31	91	0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.799	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.799	200	0	(1)	0	(1)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	4.743	800	77	45	122	0

							$205	$128	$335	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.920%	$1,200	$(4)	$6	$2	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.962	300	(44)	(5)	0	(49)
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.529	1,000	25	(3)	22	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.230	2,000	(52)	31	0	(21)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.372	1,500	20	11	31	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	0.756	400	(10)	11	1	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.244	500	(15)	18	3	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2026	0.891	2,200	16	(3)	13	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.830	500	4	0	4	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	13.842	450	(67)	(22)	0	(89)
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.121	3,000	41	(21)	20	0
	Eskom Holdings SOC Ltd.	1.000	Quarterly	12/20/2021	2.968	600	(13)	5	0	(8)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2031	1.536	2,200	(86)	(17)	0	(103)
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	0.895	400	21	(8)	13	0
	QNB Finance Ltd.	1.000	Quarterly	06/20/2023	0.683	100	1	0	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.465	500	5	5	10	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.588	500	(36)	38	2	0
CBK	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.755	800	9	0	9	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.465	1,900	(64)	102	38	0
DUB	Egypt Government International Bond	5.000	Quarterly	06/20/2022	1.430	500	17	6	23	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.588	1,500	0	5	5	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.053	500	(4)	4	0	0
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	1.138	700	(60)	59	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.236	2,900	(188)	194	6	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.920	300	(1)	1	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.962	100	(15)	(1)	0	(16)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	100	(1)	2	1	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.830	700	7	(1)	6	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.465	300	3	3	6	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.596	400	(6)	10	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.667	100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.372	4,100	43	41	84	0
JPM	Banque Centrale de Tunisie International Bond	1.000	Quarterly	06/20/2022	6.724	400	(28)	1	0	(27)
	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.257	400	9	1	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.462	500	(8)	2	0	(6)
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.920	200	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.800	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.033	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	300	(2)	0	0	(2)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.427	1,300	10	(4)	6	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.372	1,400	8	21	29	0
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.236	100	(7)	7	0	0

							$(477)	$505	$351	$(323)

Total Swap Agreements							$(272)	$633	$686	$(325)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$2,813	$0	$2,813
Argentina
Sovereign Issues	0	5,135	0	5,135
Armenia
Sovereign Issues	0	745	0	745
Austria
Corporate Bonds & Notes	0	236	0	236
Azerbaijan
Corporate Bonds & Notes	0	1,659	0	1,659
Sovereign Issues	0	415	0	415
Bahamas
Sovereign Issues	0	960	0	960
Bahrain
Sovereign Issues	0	1,531	0	1,531
Belarus
Sovereign Issues	0	186	0	186
Bermuda
Corporate Bonds & Notes	0	437	0	437
Brazil
Corporate Bonds & Notes	0	6,530	0	6,530
Sovereign Issues	0	1,460	0	1,460
Cayman Islands
Asset-Backed Securities	0	0	100	100
Corporate Bonds & Notes	0	7,606	0	7,606
Chile
Corporate Bonds & Notes	0	4,447	0	4,447
China
Corporate Bonds & Notes	0	2,920	0	2,920
Colombia
Corporate Bonds & Notes	0	1,248	0	1,248
Sovereign Issues	0	2,567	0	2,567
Costa Rica
Sovereign Issues	0	750	0	750
Dominican Republic
Sovereign Issues	0	6,868	0	6,868
Ecuador
Corporate Bonds & Notes	0	162	0	162
Sovereign Issues	0	2,519	0	2,519
Egypt
Sovereign Issues	0	6,013	0	6,013
El Salvador
Sovereign Issues	0	739	0	739
Ethiopia
Sovereign Issues	0	185	0	185
Germany
Corporate Bonds & Notes	0	931	0	931
Ghana
Sovereign Issues	0	3,282	0	3,282
Guatemala
Sovereign Issues	0	1,356	0	1,356
Hong Kong
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	559	0	559
India
Corporate Bonds & Notes	0	1,809	0	1,809
Sovereign Issues	0	1,242	0	1,242
Indonesia
Corporate Bonds & Notes	0	9,023	0	9,023
Sovereign Issues	0	9,399	0	9,399
Ireland
Corporate Bonds & Notes	0	3,080	0	3,080
Isle of Man
Corporate Bonds & Notes	0	476	0	476
Israel
Corporate Bonds & Notes	0	434	0	434
Sovereign Issues	0	405	0	405
Ivory Coast
Sovereign Issues	0	3,567	0	3,567
Jamaica
Corporate Bonds & Notes	0	203	0	203
Jersey, Channel Islands
Asset-Backed Securities	0	0	61	61
Jordan
Sovereign Issues	0	735	0	735
Kazakhstan
Corporate Bonds & Notes	0	4,016	0	4,016
Sovereign Issues	0	242	0	242
Kenya
Sovereign Issues	0	847	0	847
Luxembourg
Corporate Bonds & Notes	0	7,763	0	7,763
Malaysia
Corporate Bonds & Notes	0	1,346	0	1,346
Mauritius

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Corporate Bonds & Notes	0	536	0	536
Mexico
Corporate Bonds & Notes	0	12,594	0	12,594
Sovereign Issues	0	5,544	0	5,544
Mongolia
Sovereign Issues	0	1,283	0	1,283
Morocco
Corporate Bonds & Notes	0	327	0	327
Sovereign Issues	0	743	0	743
Namibia
Sovereign Issues	0	315	0	315
Netherlands
Corporate Bonds & Notes	0	3,426	0	3,426
Nigeria
Loan Participations and Assignments	0	0	1,304	1,304
Sovereign Issues	0	4,172	0	4,172
Oman
Sovereign Issues	0	4,276	0	4,276
Pakistan
Corporate Bonds & Notes	0	408	0	408
Sovereign Issues	0	939	0	939
Panama
Corporate Bonds & Notes	0	919	0	919
Sovereign Issues	0	3,138	0	3,138
Paraguay
Sovereign Issues	0	1,000	0	1,000
Peru
Corporate Bonds & Notes	0	1,752	0	1,752
Sovereign Issues	0	3,475	0	3,475
Philippines
Corporate Bonds & Notes	0	1,107	0	1,107
Sovereign Issues	0	2,061	0	2,061
Poland
Sovereign Issues	0	221	0	221
Qatar
Corporate Bonds & Notes	0	510	0	510
Sovereign Issues	0	4,974	0	4,974
Romania
Sovereign Issues	0	2,932	0	2,932
Russia
Corporate Bonds & Notes	0	848	0	848
Sovereign Issues	0	2,778	0	2,778
Saudi Arabia
Corporate Bonds & Notes	0	267	0	267
Sovereign Issues	0	9,385	0	9,385
Senegal
Sovereign Issues	0	610	0	610
Serbia
Sovereign Issues	0	700	0	700
Singapore
Corporate Bonds & Notes	0	1,333	0	1,333
South Africa
Corporate Bonds & Notes	0	3,456	0	3,456
Loan Participations and Assignments	0	0	1,212	1,212
Sovereign Issues	0	8,310	0	8,310
Sri Lanka
Sovereign Issues	0	2,175	0	2,175
Tanzania
Loan Participations and Assignments	0	0	345	345
Thailand
Corporate Bonds & Notes	0	403	0	403
Trinidad and Tobago
Corporate Bonds & Notes	0	89	0	89
Turkey
Corporate Bonds & Notes	0	825	0	825
Sovereign Issues	0	12,441	0	12,441
Ukraine
Sovereign Issues	0	6,015	0	6,015
United Arab Emirates
Corporate Bonds & Notes	0	1,397	0	1,397
Sovereign Issues	0	4,385	0	4,385
United Kingdom
Corporate Bonds & Notes	0	1,248	0	1,248
United States
Asset-Backed Securities	0	3,935	0	3,935
Corporate Bonds & Notes	0	3,654	0	3,654
Non-Agency Mortgage-Backed Securities	0	2,248	0	2,248
U.S. Government Agencies	0	1,145	0	1,145
Uruguay
Sovereign Issues	0	1,738	0	1,738
Venezuela
Corporate Bonds & Notes	0	461	0	461
Sovereign Issues	0	760	0	760
Zambia
Sovereign Issues	0	571	0	571
Short-Term Instruments

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Short-Term Notes	0	0	33	33

	$0	$236,876	$3,055	$239,931
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,944	$0	$0	$18,944

Total Investments	$18,944	$236,876	$3,055	$258,875

Short Sales, at Value - Liabilities

United States

U.S. Treasury Obligations	$0	$(2,082)	$0	$(2,082)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	41	0	80
Over the counter	0	1,493	0	1,493

$39	$1,534	$0	$1,573
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(100)	(19)	0	(119)
Over the counter	0	(846)	0	(846)

$(100)	$(865)	$0	$(965)

Total Financial Derivative Instruments	$(61)	$669	$0	$608

Totals	$18,883	$235,463	$3,055	$257,401

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2021(1)

Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$133	$0	$(33)	$0	$0	$0	$0	$0	$100	$0
Jersey, Channel Islands
Asset-Backed Securities	92	0	(31)	0	0	0	0	0	61	0
Nigeria
Loan Participations and Assignments	1,282	0	0	1	0	21	0	0	1,304	21
South Africa
Loan Participations and Assignments	0	1,721	(496)	1	0	(14)	0	0	1,212	(14)
Tanzania
Loan Participations and Assignments	341	0	0	0	0	4	0	0	345	4
Ukrainian SSR
Loan Participations and Assignments	800	0	(800)	0	0	0	0	0	0	0
Short-Term Instruments
Short-Term Notes	0	33	0	0	0	0	0	0	33	0

Totals	$2,648	$1,754	$(1,360)	$2	$0	$11	$0	$0	$3,055	$11

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Asset-Backed Securities	$100	Other Valuation Techniques(2)	—	—	—
Jersey, Channel Islands
Asset-Backed Securities	61	Other Valuation Techniques(2)	—	—	—
Nigeria
Loan Participations and Assignments	1,304	Proxy Pricing	Base Price	100.387	—
South Africa
Loan Participations and Assignments	1,212	Reference Instrument	Yield	6.169	—
Tanzania

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2021 (Unaudited)

Loan Participations and Assignments	345	Proxy Pricing	Base Price	100.625	—
Short-Term Instruments
Short-Term Notes	33	Proxy Pricing	Base Price	91.461	—

Total	$3,055

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,435	$37,311	$(29,800)	$0	$(2)	$18,944	$10	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CFR	Credit Suisse Securities (Europe) Ltd.	JML	JP Morgan Securities Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	TRY	Turkish New Lira
BRL	Brazilian Real	JPY	Japanese Yen	UAH	Ukrainian Hryvnia
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EGP	Egyptian Pound	PEN	Peruvian New Sol	ZAR	South African Rand
EUR	Euro	RUB	Russian Ruble

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	US0003M	ICE 3-Month USD LIBOR	US0006M	ICE 6-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
JSC	Joint Stock Company

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$68	$22
0.125% due 07/09/2035 þ		44	13
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,640	24
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		500	3
Provincia de Buenos Aires 37.855% due 04/12/2025		620	4

Total Argentina (Cost $260)			66

AUSTRALIA 3.7%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$600	635

SOVEREIGN ISSUES 3.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	6,200	4,613
1.750% due 06/21/2051		400	243
3.000% due 03/21/2047		800	647
Queensland Treasury Corp. 4.250% due 07/21/2023		800	664
South Australia Government Financing Authority 1.750% due 05/24/2032		200	146
Treasury Corp. of Victoria 4.250% due 12/20/2032		100	93

			6,406

Total Australia (Cost $6,976)			7,041

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco Bradesco S.A. 2.850% due 01/27/2023		$300	307
Petrobras Global Finance BV 5.093% due 01/15/2030		280	291

			598

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 2.875% due 04/01/2021	EUR	200	235

Total Brazil (Cost $830)			833

CANADA 0.7%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$87	85
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	382
HSBC Bank Canada 3.300% due 11/28/2021		$500	510

			977

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	138	114

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		239	243

Total Canada (Cost $1,269)			1,334

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 2.7%
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(b)		$500	500
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		69	70
Figueroa CLO Ltd. 1.141% due 01/15/2027 •		31	31
Gallatin CLO Ltd. 1.274% due 01/21/2028 •		268	268
Jamestown CLO Ltd. 1.443% due 01/17/2027 •		280	281
Marble Point CLO Ltd. 1.222% due 10/15/2030 •(b)		400	400
OHA Credit Funding Ltd. 1.544% due 07/20/2032 •		500	501
Palmer Square Loan Funding Ltd.
1.094% due 11/15/2026 •		225	225
1.924% due 07/20/2028 •		327	327
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(b)		400	400
1.368% due 01/23/2029 •		500	501
SP-Static CLO Ltd. 1.622% due 07/22/2028 •		337	337
Symphony CLO Ltd. 1.184% due 07/14/2026 •		323	324
Venture CLO Ltd.
1.121% due 04/15/2027 •		87	87
1.166% due 09/07/2030 •		500	500
1.324% due 01/20/2029 •		400	400

			5,152

CORPORATE BONDS & NOTES 0.9%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	318
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	308
4.303% due 01/19/2029		500	570
Sands China Ltd.
5.125% due 08/08/2025		200	224
5.400% due 08/08/2028		200	229

			1,649

Total Cayman Islands (Cost $6,650)			6,801

CHINA 8.8%
SOVEREIGN ISSUES 8.8%
China Development Bank
3.050% due 08/25/2026	CNY	5,200	777
3.680% due 02/26/2026		1,200	186
3.800% due 01/25/2036		1,000	153
4.040% due 04/10/2027		23,400	3,667
4.240% due 08/24/2027		19,900	3,156
China Government International Bond
2.850% due 06/04/2027		30,000	4,495
3.280% due 12/03/2027		27,400	4,208

Total China (Cost $16,250)			16,642

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	17,838	2,735
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,575	394
Nykredit Realkredit A/S
1.000% due 10/01/2050		22,357	3,438

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Denmark (Cost $6,354)			6,567

FRANCE 5.1%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$500	492
Dexia Credit Local S.A. 1.625% due 10/16/2024		400	413

			905

SOVEREIGN ISSUES 4.6%
France Government International Bond
0.750% due 05/25/2052	EUR	1,300	1,500
2.000% due 05/25/2048		3,000	4,644
3.250% due 05/25/2045		1,300	2,426

			8,570

Total France (Cost $7,542)			9,475

GERMANY 2.2%
CORPORATE BONDS & NOTES 2.2%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	245
1.750% due 11/19/2030 •		200	243
2.625% due 12/16/2024	GBP	200	287
2.625% due 02/12/2026	EUR	300	384
3.547% due 09/18/2031 •		$200	207
3.729% due 01/14/2032 •(i)		200	194
3.961% due 11/26/2025 •		500	542
4.250% due 10/14/2021		1,100	1,121
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		400	438
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	163
5.375% due 04/23/2024	NZD	500	398

Total Germany (Cost $4,099)			4,222

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$112	112

Total Guernsey, Channel Islands (Cost $112)			112

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$200	206

Total India (Cost $202)			206

IRELAND 1.5%
ASSET-BACKED SECURITIES 1.5%
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	400	469
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		250	294
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		250	296
Dorchester Park CLO DAC 1.124% due 04/20/2028 •		$451	452
Harvest CLO DAC 0.000% due 07/15/2031 (b)(e)	EUR	400	469
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		300	355
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •		400	469

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Ireland (Cost $2,840)			2,804

ISRAEL 1.9%
SOVEREIGN ISSUES 1.9%
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	2,800	837
0.750% due 07/31/2022		2,100	634
3.375% due 01/15/2050		$200	202
3.800% due 05/13/2060		200	215
4.125% due 01/17/2048		200	231
5.500% due 01/31/2022	ILS	4,900	1,533

Total Israel (Cost $3,684)			3,652

ITALY 2.5%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
0.960% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	500	590
1.157% due 10/25/2021 •		600	707
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	368
3.625% due 09/24/2024		100	124
UniCredit SpA 7.830% due 12/04/2023		$500	583

			2,372

SOVEREIGN ISSUES 1.2%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	1,800	2,283

Total Italy (Cost $4,469)			4,655

JAPAN 3.9%
CORPORATE BONDS & NOTES 1.3%
Mitsubishi UFJ Financial Group, Inc. 2.623% due 07/18/2022		$500	514
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		500	503
Mizuho Financial Group, Inc.
0.818% (US0003M + 0.630%) due 05/25/2024 ~		200	201
2.721% due 07/16/2023 •		700	719
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		200	218
ORIX Corp. 3.250% due 12/04/2024		100	108
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	240

			2,503

SOVEREIGN ISSUES 2.6%
Japan Bank for International Cooperation 1.750% due 10/17/2024		$600	624
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		400	391
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	171,018	1,560
0.100% due 03/20/2030		60,000	544
0.500% due 03/20/2049		140,000	1,219
0.700% due 12/20/2048		10,000	92
Tokyo Metropolitan Government 2.000% due 05/17/2021		$500	501

			4,931

Total Japan (Cost $7,432)			7,434

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,600	1,769

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Kuwait (Cost $1,590)			1,769

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	214

Total Malaysia (Cost $198)			214

NETHERLANDS 2.8%
ASSET-BACKED SECURITIES 1.1%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	294
Babson Euro CLO BV 0.277% due 10/25/2029 •		346	405
Dryden Euro CLO BV 0.880% due 01/15/2030 •		400	469
Jubilee CLO BV
0.610% due 04/15/2030 •(b)		250	293
0.650% due 04/15/2031 •		250	293
Penta CLO BV 0.790% due 08/04/2028 •		196	231

			1,985

CORPORATE BONDS & NOTES 1.6%
Cooperatieve Rabobank UA
1.055% (US0003M + 0.860%) due 09/26/2023 ~		$500	507
3.875% due 09/26/2023		600	649
6.625% due 06/29/2021 •(g)(h)	EUR	200	238
Enel Finance International NV 2.650% due 09/10/2024		$200	211
ING Groep NV 1.238% (US0003M + 1.000%) due 10/02/2023 ~		700	711
JT International Financial Services BV 3.500% due 09/28/2023		500	536
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		200	202

			3,054

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		105,050	160

Total Netherlands (Cost $5,014)			5,199

		PRINCIPAL AMOUNT (000s)
NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,600	188

Total Norway (Cost $215)			188

PERU 1.8%
SOVEREIGN ISSUES 1.8%
Peru Government International Bond
1.862% due 12/01/2032		$100	91
5.350% due 08/12/2040	PEN	300	73
5.940% due 02/12/2029		4,300	1,305
6.350% due 08/12/2028		5,100	1,590
8.200% due 08/12/2026		800	275

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Peru (Cost $3,360)			3,334

QATAR 1.6%
SOVEREIGN ISSUES 1.6%
Qatar Government International Bond
3.875% due 04/23/2023		$1,100	1,174
4.000% due 03/14/2029		600	683
4.400% due 04/16/2050		200	233
4.500% due 04/23/2028		800	934

Total Qatar (Cost $2,700)			3,024

SAUDI ARABIA 1.7%
SOVEREIGN ISSUES 1.7%
Saudi Government International Bond
2.375% due 10/26/2021		$800	809
2.875% due 03/04/2023		200	208
3.250% due 10/26/2026		300	323
4.000% due 04/17/2025		800	882
4.375% due 04/16/2029		200	229
4.625% due 10/04/2047		600	674

Total Saudi Arabia (Cost $3,006)			3,125

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$200	212
DBS Bank Ltd. 3.300% due 11/27/2021		200	204

Total Singapore (Cost $400)			416

SPAIN 0.5%
CORPORATE BONDS & NOTES 0.1%
Banco Santander S.A. 1.849% due 03/25/2026		$200	200

		SHARES
PREFERRED SECURITIES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		200,000	235

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	157
Spain Government International Bond 0.250% due 07/30/2024		400	480

			637

Total Spain (Cost $1,023)			1,072

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
European Investment Bank 0.500% due 07/21/2023	AUD	600	457
European Union
0.000% due 06/02/2028 (e)	EUR	700	839
0.200% due 06/04/2036		200	234
0.300% due 11/04/2050		200	222
0.450% due 05/02/2046		200	233

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Supranational (Cost $2,098)			1,985

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG
2.100% due 11/12/2021		$500	505
6.500% due 08/08/2023 (h)		400	442
Credit Suisse Group AG 3.800% due 06/09/2023		600	637
UBS AG 7.625% due 08/17/2022 (h)		750	818

Total Switzerland (Cost $2,316)			2,402

UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$500	543
3.875% due 04/16/2050		200	218

Total United Arab Emirates (Cost $691)			761

UNITED KINGDOM 11.4%
CORPORATE BONDS & NOTES 5.8%
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$500	549
10.000% due 05/21/2021	GBP	100	139
Barclays PLC
4.338% due 05/16/2024 •		$400	429
4.836% due 05/09/2028		400	446
4.972% due 05/16/2029 •		400	460
5.200% due 05/12/2026		200	227
6.125% due 12/15/2025 •(g)(h)		300	328
HSBC Holdings PLC
3.803% due 03/11/2025 •		200	216
3.973% due 05/22/2030 •		300	325
4.041% due 03/13/2028 •		200	219
6.750% due 09/11/2028	GBP	200	358
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		200	282
Lloyds Bank PLC 4.875% due 03/30/2027		600	1,020
Lloyds Banking Group PLC
4.650% due 03/24/2026		$400	449
7.875% due 06/27/2029 •(g)(h)	GBP	200	348
Nationwide Building Society
1.700% due 02/13/2023		$500	513
2.000% due 01/27/2023		400	411
Natwest Group PLC
2.000% due 03/04/2025 •	EUR	300	371
2.500% due 03/22/2023		200	246
4.892% due 05/18/2029 •		$400	456
5.125% due 05/12/2027 •(g)(h)	GBP	300	436
8.625% due 08/15/2021 •(g)(h)		$400	410
NatWest Markets PLC 0.625% due 03/02/2022	EUR	100	118
Reckitt Benckiser Treasury Services PLC 0.751% (US0003M + 0.560%) due 06/24/2022 ~		$300	302
Santander UK Group Holdings PLC
3.571% due 01/10/2023		200	204
6.750% due 06/24/2024 •(g)(h)	GBP	400	600
7.375% due 06/24/2022 •(g)(h)		200	289
Tesco PLC 6.125% due 02/24/2022		83	120
Tesco Property Finance PLC 5.801% due 10/13/2040		145	263
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	434

			10,968

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.2%
Avon Finance PLC 0.949% due 09/20/2048 •		282	390
Durham Mortgages B PLC 0.660% due 03/31/2054 •		296	408
Eurohome UK Mortgages PLC 0.230% due 06/15/2044 •		422	570
Eurosail PLC 1.030% due 06/13/2045 •		361	498

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Finsbury Square PLC 1.030% due 09/12/2068 •	198	274
Hawksmoor Mortgages 1.100% due 05/25/2053 •	572	791
Lanark Master Issuer PLC 0.880% due 12/22/2069 •	227	313
Residential Mortgage Securities PLC
1.034% due 12/20/2046 •	241	333
1.284% due 09/20/2065 •	289	399
1.299% due 06/20/2070 •	275	382
Ripon Mortgages PLC 0.860% due 08/20/2056 •	949	1,311
Stanlington PLC 1.080% due 06/12/2046 •	512	704
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •	700	965
Towd Point Mortgage Funding 0.951% due 07/20/2045 •	708	979
Towd Point Mortgage Funding PLC
0.951% due 07/20/2045 •	354	489
1.058% due 10/20/2051 •	411	571
Trinity Square PLC 0.899% due 07/15/2059 •	300	414

		9,791

	SHARES
PREFERRED SECURITIES 0.2%
Nationwide Building Society 10.250% ~	1,360	347

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	300	338

Total United Kingdom (Cost $20,545)		21,444

UNITED STATES 50.6%
ASSET-BACKED SECURITIES 6.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$389	391
ACE Securities Corp. Home Equity Loan Trust 1.009% due 08/25/2035 •	500	505
Amortizing Residential Collateral Trust 0.809% due 10/25/2031 •	1	1
Citigroup Mortgage Loan Trust, Inc. 1.099% due 07/25/2035 •	500	493
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	681	727
Countrywide Asset-Backed Certificates
0.329% due 06/25/2047 •	1,000	968
0.509% due 08/25/2034 •	100	97
Countrywide Asset-Backed Certificates Trust 0.849% due 08/25/2047 •	88	86
Credit-Based Asset Servicing & Securitization Trust 0.169% due 11/25/2036 •	16	9
GSAMP Trust 0.609% due 05/25/2046 •	500	482
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ	155	84
JP Morgan Mortgage Acquisition Trust 0.389% due 03/25/2047 •	1,632	1,481
Morgan Stanley ABS Capital, Inc. Trust
0.219% due 03/25/2037 •	938	518
0.359% due 08/25/2036 •	2,158	1,413
New Century Home Equity Loan Trust 0.844% due 06/25/2035 •	358	357
NovaStar Mortgage Funding Trust
0.239% due 03/25/2037 •	709	543
0.649% due 05/25/2036 •	500	476
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	458	228
Securitized Asset-Backed Receivables LLC Trust 0.159% due 12/25/2036 •	6	4
SMB Private Education Loan Trust
1.206% due 07/15/2053 •	85	86

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

1.290% due 07/15/2053		339	340
Soundview Home Loan Trust 0.609% due 11/25/2036 •		600	564
Structured Asset Securities Corp. Mortgage Loan Trust 1.615% due 04/25/2035 •		5	5
Terwin Mortgage Trust 1.049% due 11/25/2033 •		9	9
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		410	414
2.710% due 01/25/2060 ~		369	381
2.900% due 10/25/2059 ~		1,441	1,507
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	529
Washington Mutual Asset-Backed Certificates Trust 0.169% due 10/25/2036 •		35	18

			12,716

CORPORATE BONDS & NOTES 7.4%
AbbVie, Inc. 5.000% due 12/15/2021		200	204
American Tower Corp. 3.800% due 08/15/2029		400	436
Arrow Electronics, Inc. 3.500% due 04/01/2022		400	409
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	633
3.100% due 02/01/2043		$100	93
3.300% due 02/01/2052		100	90
Bayer U.S. Finance LLC
1.194% (US0003M + 1.010%) due 12/15/2023 ~		300	304
4.250% due 12/15/2025		200	223
British Airways Pass-Through Trust 3.350% due 12/15/2030		92	89
Broadcom, Inc. 3.459% due 09/15/2026		400	429
Campbell Soup Co. 3.650% due 03/15/2023		29	31
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	106
Charles Schwab Corp.
0.750% due 03/18/2024		100	101
2.000% due 03/20/2028		100	100
Charter Communications Operating LLC
4.464% due 07/23/2022		900	939
6.384% due 10/23/2035		600	778
Constellation Brands, Inc. 2.650% due 11/07/2022		500	516
CVS Health Corp. 3.700% due 03/09/2023		14	15
Equifax, Inc. 1.064% (US0003M + 0.870%) due 08/15/2021 ~		100	100
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	119
Fiserv, Inc. 3.200% due 07/01/2026		$500	540
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	100	117
0.000% due 12/01/2021 •		800	936
0.162% due 12/01/2024 •		100	112
2.386% due 02/17/2026		100	121
2.748% due 06/14/2024	GBP	100	139
3.087% due 01/09/2023		$200	204
4.000% due 11/13/2030		200	199
GLP Capital LP 5.300% due 01/15/2029		400	450
Molson Coors Brewing Co. 2.100% due 07/15/2021		300	301
Morgan Stanley 0.738% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	900	717
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	560
MUFG Union Bank N.A. 0.720% (SOFRRATE + 0.710%) due 12/09/2022 ~		$250	252
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		400	410
New York Life Global Funding 2.250% due 07/12/2022		500	512
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	106
4.000% due 12/01/2046		100	93
Southern California Edison Co.
0.650% (SOFRRATE + 0.640%) due 04/03/2023 ~(b)		100	100
0.840% (SOFRRATE + 0.830%) due 04/01/2024 ~(b)		100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		400	397

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Sprint Spectrum Co. LLC
3.360% due 03/20/2023	75	76
4.738% due 09/20/2029	200	215
Volkswagen Group of America Finance LLC 1.141% (US0003M + 0.940%) due 11/12/2021 ~	300	302
Wells Fargo Bank N.A. 3.550% due 08/14/2023	500	535
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	400	409
3.375% due 11/30/2021	300	304

		13,922

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.359% (LIBOR03M + 2.250%) due 03/15/2027 ~	229	226

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
Adjustable Rate Mortgage Trust 3.201% due 09/25/2035 ^~	6	5
American Home Mortgage Assets Trust
0.319% due 10/25/2046 •	307	209
0.489% due 05/25/2046 ^•	161	145
Banc of America Funding Trust
2.731% due 02/20/2036 ~	75	75
3.177% due 10/20/2046 ^~	66	58
5.500% due 01/25/2036	151	138
BCAP LLC Trust
0.279% due 01/25/2037 ^•	140	141
5.250% due 04/26/2037	453	333
Bear Stearns Adjustable Rate Mortgage Trust
2.664% due 05/25/2034 ~	5	5
2.694% due 10/25/2033 ~	3	3
3.136% due 11/25/2034 ~	2	2
3.139% due 08/25/2033 ~	3	3
3.180% due 05/25/2034 ~	10	10
3.466% due 05/25/2047 ^~	115	114
Bear Stearns ALT-A Trust
3.033% due 09/25/2035 ^~	67	54
3.044% due 11/25/2035 ^~	71	62
3.453% due 08/25/2036 ^~	122	81
Bear Stearns Structured Products, Inc. Trust 2.886% due 12/26/2046 ^~	54	47
Chase Mortgage Finance Trust 3.329% due 07/25/2037 ~	16	15
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.584% due 07/25/2036 •	366	354
Citigroup Mortgage Loan Trust 2.480% due 10/25/2035 ^•	196	205
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	7	7
Countrywide Alternative Loan Trust
0.279% due 01/25/2037 ^•	15	20
0.306% due 12/20/2046 ^•	237	207
0.321% due 07/20/2046 ^•	154	123
0.459% due 05/25/2037 ^•	41	14
0.531% due 03/20/2046 •	74	63
0.669% due 02/25/2037 •	84	70
1.759% due 11/25/2035 •	16	15
2.299% due 11/25/2035 •	16	15
2.920% due 11/25/2035 ^~	135	129
5.250% due 06/25/2035 ^	11	10
6.000% due 04/25/2037 ^	44	27
6.250% due 08/25/2037 ^	22	17
6.500% due 06/25/2036 ^	108	80
Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 05/25/2035 •	39	35
0.649% due 04/25/2046 •	999	382
0.689% due 04/25/2035 •	7	6
0.709% due 03/25/2035 •	346	288
0.729% due 02/25/2035 •	314	305
0.749% due 03/25/2035 •	40	38
0.769% due 02/25/2035 •	4	4
0.869% due 09/25/2034 •	3	3
2.109% due 02/20/2036 ^•	216	218
2.747% due 05/25/2047 ~	68	66
2.769% due 11/25/2034 ~	7	7
3.115% due 08/25/2034 ^~	1	1
5.500% due 10/25/2035	43	34
Credit Suisse Mortgage Capital Trust
3.007% due 10/27/2059 ~	464	468
6.500% due 07/26/2036 ^	105	41
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	138	135

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

GreenPoint Mortgage Funding Trust 0.649% due 11/25/2045 •	7	6
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •	4	4
2.929% due 09/25/2035 ~	50	51
3.040% due 06/25/2034 ~	2	2
HarborView Mortgage Loan Trust 1.109% due 12/19/2036 ^•	85	82
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	330	333
IndyMac Mortgage Loan Trust 2.987% due 09/25/2035 ^~	112	108
JP Morgan Mortgage Trust
2.149% due 11/25/2033 ~	2	3
2.594% due 02/25/2035 ~	2	2
3.057% due 01/25/2037 ^~	106	100
Luminent Mortgage Trust 0.829% due 04/25/2036 •	259	234
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	403
MASTR Adjustable Rate Mortgages Trust 2.851% due 05/25/2034 ~	265	272
MASTR Alternative Loan Trust 0.509% due 03/25/2036 ^•	44	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.546% due 12/15/2030 •	3	3
Merrill Lynch Mortgage Investors Trust
0.529% due 02/25/2036 •	41	41
1.925% due 02/25/2033 ~	4	4
2.135% due 02/25/2036 ~	13	13
Merrill Lynch Mortgage-Backed Securities Trust 3.055% due 04/25/2037 ^~	5	5
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •	200	201
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	490	512
2.750% due 11/25/2059 ~	421	440
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.331% due 10/25/2035 ~	7	8
OBX Trust 0.759% due 06/25/2057 •	170	171
One New York Plaza Trust 1.056% due 01/15/2026 •	500	504
Residential Accredit Loans, Inc. Trust
0.529% due 04/25/2046 •	130	53
6.000% due 12/25/2036 ^	204	198
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	53	50
Structured Adjustable Rate Mortgage Loan Trust
2.455% due 04/25/2034 ~	8	8
2.578% due 02/25/2034 ~	4	4
3.083% due 09/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
0.329% due 09/25/2047 •	219	200
0.489% due 07/25/2046 ^•	243	213
0.529% due 05/25/2036 •	55	48
0.549% due 05/25/2036 •	222	215
0.610% due 07/19/2035 •	71	68
0.669% due 02/25/2036 ^•	297	285
0.690% due 07/19/2034 •	1	1
0.810% due 03/19/2034 •	2	2
Structured Asset Securities Corp. 0.389% due 01/25/2036 •	84	78
SunTrust Alternative Loan Trust 0.759% due 12/25/2035 ^•	424	361
WaMu Mortgage Pass-Through Certificates Trust
0.649% due 12/25/2045 •	19	19
0.729% due 01/25/2045 •	3	3
0.749% due 01/25/2045 •	3	3
0.959% due 02/25/2047 ^•	186	178
1.659% due 08/25/2042 •	2	2
1.957% due 07/25/2046 •	118	115
2.408% due 03/25/2034 ~	11	11
2.564% due 02/25/2033 ~	37	38
2.575% due 01/25/2037 ^~	15	14
2.736% due 12/25/2036 ^~	3	3
3.072% due 09/25/2036 ~	47	45
3.173% due 06/25/2037 ^~	37	33
3.205% due 12/25/2036 ^~	19	19
3.707% due 06/25/2033 ~	3	3

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 1.199% due 07/25/2046 ^•	38	27

		10,690

	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	200,000	235
Bank of America Corp. 5.875% due 03/15/2028 •(g)	300,000	328
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)	200,000	221

		784

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 25.0%
Fannie Mae
0.229% due 03/25/2034 •	1	1
0.259% due 08/25/2034 •	1	1
0.509% due 06/25/2036 •	12	12
1.801% due 12/01/2034 •	2	2
1.816% due 10/01/2034 •	0	1
2.614% due 11/01/2034 •	12	13
3.000% due 03/01/2060	292	316
3.500% due 01/01/2059	551	605
6.000% due 07/25/2044	13	15
Freddie Mac
0.389% due 09/25/2031 •	10	10
0.473% due 01/15/2038 •	168	168
1.459% due 10/25/2044 •	20	20
2.382% due 01/15/2038 ~(a)	168	11
2.707% due 02/01/2029 •	1	1
3.000% due 03/01/2045	302	317
3.303% due 04/01/2037 •	13	14
6.000% due 04/15/2036	154	182
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 11/20/2024 ~	1	1
3.000% due 07/20/2046	23	24
6.000% due 09/20/2038	2	2
Ginnie Mae, TBA 2.000% due 05/01/2051	500	504
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	2,864	2,948
3.000% due 08/01/2042 - 10/01/2049	480	510
3.500% due 10/01/2034 - 07/01/2050	911	970
4.000% due 06/01/2050	319	343
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2051	12,200	12,178
3.000% due 04/01/2051 - 05/01/2051	3,000	3,133
4.000% due 04/01/2051 - 05/01/2051	23,000	24,681

		46,983

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	800	681
1.625% due 11/15/2050	200	166
1.875% due 02/15/2041 (n)	2,900	2,701
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (n)	204	222
0.250% due 02/15/2050 (n)	102	107
0.500% due 01/15/2028 (l)(n)	2,121	2,363
1.750% due 01/15/2028 (l)	2,497	3,005
3.875% due 04/15/2029 (n)	255	357
U.S. Treasury Notes
2.625% due 06/15/2021	200	201

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

			9,803

Total United States (Cost $92,428)			95,124

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS (j) 0.7%			1,263

ARGENTINA TREASURY BILLS 0.0%
5.596% due 06/30/2021 - 09/13/2021 (d)(e)	ARS	8,002	62

ISRAEL TREASURY BILLS 0.8%
(0.030)% due 11/30/2021 - 02/02/2022 (d)(e)	ILS	5,200	1,556

JAPAN TREASURY BILLS 2.1%
(0.096)% due 04/19/2021 - 06/21/2021 (d)(e)	JPY	430,000	3,884

Total Short-Term Instruments (Cost $6,831)			6,765

Total Investments in Securities (Cost $211,384)			218,666

		SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short Asset Portfolio		379,085	3,804
PIMCO Short-Term Floating NAV Portfolio III		752,088	7,415

Total Short-Term Instruments (Cost $11,192)			11,219

Total Investments in Affiliates (Cost $11,192)			11,219

Total Investments 122.1% (Cost $222,576)			$229,885
Financial Derivative Instruments (k)(m) (0.9)%(Cost or Premiums, net $(492))			(1,645)
Other Assets and Liabilities, net (21.2)%			(40,028)

Net Assets 100.0%			$188,212

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.729%	01/14/2032	01/21/2021	$200	$194	0.10%
Morgan Stanley	0.738	02/03/2023	01/30/2020	682	717	0.38

$882	$911	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.730%	01/22/2020	01/21/2022	GBP	916	United Kingdom Gilt 1.750% due 01/22/2049	$(1,197)	$1,263	$1,273

Total Repurchase Agreements	$(1,197)	$1,263	$1,273

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Canada (0.4)%
Sovereign Issues (0.4)%
Canada Government International Bond	2.750%	12/01/2048	CAD	800	$(780)	$(750)

United Kingdom (0.6)%
Sovereign Issues (0.6)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	800	(1,160)	(1,200)

United States (15.7)%
U.S. Government Agencies (15.7)%
Fannie Mae, TBA	3.000%	06/01/2051	$5,100	(5,314)	(5,310)
Ginnie Mae, TBA	2.000	04/01/2051	500	(508)	(505)
Ginnie Mae, TBA	2.500	04/01/2051	700	(722)	(722)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2051	14,600	(14,828)	(14,574)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2051	5,400	(5,384)	(5,380)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2051	2,800	(2,867)	(2,868)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2036	100	(107)	(107)

Total United States	(29,730)	(29,466)

Total Short Sales (16.7)%	$(31,670)	$(31,416)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $10 of accrued interest.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar April 2021 Futures	$98.500	04/16/2021	4	$10	$(1)	$(1)
Call - CME 90-Day Eurodollar April 2021 Futures	99.000	04/16/2021	4	10	0	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	4	$998	$(1)	$0	$0
Australia Government 10-Year Bond June Futures	06/2021	47	4,931	(8)	0	(37)
Call Options Strike @ EUR 114.200 on Euro-Schatz Bond June 2021 Futures(1)	05/2021	83	0	0	0	0
Call Options Strike @ EUR 172.000 on Euro-OAT France Government 10-Year Bond June 2021 Futures(1)	05/2021	123	1	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year Bond June 2021 Futures(1)	05/2021	77	1	0	0	0
Euro-BTP Italy Government Bond June Futures	06/2021	54	9,455	5	18	(30)
Japan Government 10-Year Bond June Futures	06/2021	3	4,096	8	0	(8)
U.S. Treasury 5-Year Note June Futures	06/2021	212	26,160	(332)	0	(35)
U.S. Treasury 10-Year Note June Futures	06/2021	2	262	(8)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	59	8,478	(278)	0	(20)

$(614)	$18	$(131)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar June Futures	06/2024	2	$(492)	$0	$0	$0
Australia Government 3-Year Note June Futures	06/2021	11	(978)	0	1	0
Euro-Bund 10-Year Bond June Futures	06/2021	80	(16,069)	17	58	(26)
Euro-Buxl 30-Year Bond June Futures	06/2021	4	(966)	(1)	6	(4)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	128	(24,310)	51	76	(38)
Euro-Schatz June Futures	06/2021	84	(11,043)	(1)	5	(1)
U.S. Treasury 30-Year Bond June Futures	06/2021	2	(309)	14	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	1	(181)	13	1	0
United Kingdom Long Gilt June Futures	06/2021	70	(12,313)	202	84	(10)

$295	$232	$(79)

Total Futures Contracts	$(319)	$250	$(210)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Rolls-Royce PLC	1.000%	Quarterly	06/20/2024	2.256%	EUR	200	$(24)	$15	$(9)	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.476	200	5	2	7	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.569	400	5	4	9	0	0

$(14)	$21	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,000	$(96)	$(88)	$(184)	$0	$(7)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	7,300	(45)	(7)	(52)	0	(10)
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	600	(1)	(1)	(2)	0	(1)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	500	3	(10)	(7)	0	(1)
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	1,400	(11)	(8)	(19)	0	(3)

$(150)	$(114)	$(264)	$0	$(22)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$200	$(7)	$(1)	$(8)	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(7)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$41,600	$(1)	$(7)	$(8)	$0	$(2)
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,800	0	(2)	(2)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	2,900	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	2,000	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	9,100	1	(3)	(2)	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	0	0	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	1	1	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	4,400	1	0	1	1	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	1,100	0	0	0	0	0
3-Month USD-LIBOR(8)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	3,300	0	0	0	1	0

$1	$(12)	$(11)	$3	$(2)

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	6,300	$8	$(32)	$(24)	$0	$(1)
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026	600	0	(20)	(20)	0	(2)
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026	400	1	0	1	0	0
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031	3,600	3	(276)	(273)	0	(37)
Pay(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031	700	(2)	(7)	(9)	0	(3)
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051	700	(36)	153	117	9	0
Receive(8)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051	1,100	45	43	88	15	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	5,400	0	10	10	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	13,100	0	24	24	0	(1)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	6,800	0	13	13	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022	3,800	0	7	7	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022	5,200	0	9	9	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022	4,700	0	8	8	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022	76,200	(1)	(57)	(58)	5	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022	1,600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022	34,100	(1)	(39)	(40)	2	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022	11,100	(17)	22	5	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	21,900	(4)	(16)	(20)	1	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	400	3	(2)	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	20	11	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029	1,400	0	(13)	(13)	0	(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,000	(60)	(37)	(97)	0	(4)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	8	15	23	0	(3)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		400	0	2	2	0	(2)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	100	0	0	0	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		150	0	2	2	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$10,800	(151)	(105)	(256)	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		2,300	24	0	24	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		4,200	1	2	3	1	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	(87)	(87)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	(57)	(118)	1	0
Receive(8)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	(59)	(59)	2	0
Receive(8)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	(67)	(67)	3	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		9,200	249	(209)	40	0	(11)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		5,700	(61)	(118)	(179)	0	(7)
Pay(8)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,300	(8)	(33)	(41)	0	(3)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(235)	(320)	4	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,100	298	(132)	166	0	(3)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		5,100	(54)	(281)	(335)	0	(6)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		11,600	(138)	897	759	14	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		4,665	31	417	448	5	0
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		550	24	31	55	1	0
Receive(8)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		6,600	648	32	680	9	0
Pay(8)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		210	0	1	1	1	0
Receive(8)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		800	0	16	16	1	0
Receive(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		800	15	109	124	2	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		300	(9)	69	60	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,000	5	207	212	3	0
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		600	(7)	(96)	(103)	0	(2)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		1,700	88	319	407	5	0
Pay(8)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		700	(153)	(5)	(158)	0	(3)
Receive(8)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		450	0	48	48	1	0
Receive(8)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		350	0	22	22	1	0
Receive(8)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		400	0	21	21	1	0
Receive(8)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		300	0	17	17	1	0
Receive(8)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		400	0	14	14	1	0
Receive(8)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		150	0	22	22	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	(5)	28	0	0
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	1,500	9	(16)	(7)	0	(1)
Pay	6-Month CHF-LIBOR	0.500	Annual	09/16/2025		1,900	6	(13)	(7)	0	(1)
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		600	19	(4)	15	0	0
Receive(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	34,000	(37)	45	8	8	0
Pay(8)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		26,700	(85)	(236)	(321)	0	(25)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	09/15/2026		13,800	6	8	14	0	(14)
Pay(8)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		9,700	(221)	(168)	(389)	0	(17)
Pay(8)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		400	0	(16)	(16)	0	(1)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		300	(27)	19	(8)	1	0
Receive(8)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	16	16	0	0
Receive(8)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		5,000	2	815	817	7	0
Receive(8)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		200	0	31	31	0	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	330,000	(41)	11	(30)	5	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		530,000	10	(39)	(29)	30	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		120,000	(12)	4	(8)	0	(13)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	5	(7)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	(4)	(4)	0	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026		16,100	1	(7)	(6)	2	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		8,400	0	6	6	0	(4)
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	1,500	0	(13)	(13)	0	(3)
Receive	UKRPI	3.258	Maturity	02/15/2025		1,300	0	(11)	(11)	0	(3)
Receive	UKRPI	3.262	Maturity	02/15/2025		1,000	0	(9)	(9)	0	(2)
Receive	UKRPI	3.334	Maturity	08/15/2025		400	(1)	6	5	0	(1)
Receive	UKRPI	3.355	Maturity	11/15/2025		300	(1)	5	4	0	(1)
Receive	UKRPI	3.664	Maturity	03/15/2026		300	0	(1)	(1)	0	(1)
Pay	UKRPI	3.386	Maturity	01/15/2030		300	0	(5)	(5)	0	0
Pay	UKRPI	3.346	Maturity	02/15/2030		200	0	(3)	(3)	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		1,000	0	(12)	(12)	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		1,800	0	(20)	(20)	0	(1)
Pay	UKRPI	3.475	Maturity	08/15/2030		400	0	(13)	(13)	0	0
Receive	UKRPI	3.397	Maturity	11/15/2030		280	2	12	14	0	0
Receive	UKRPI	3.445	Maturity	11/15/2030		140	0	6	6	0	0
Pay	UKRPI	3.473	Maturity	11/15/2030		300	0	(12)	(12)	0	0
Receive	UKRPI	3.510	Maturity	11/15/2030		140	0	4	4	0	0
Pay	UKRPI	3.740	Maturity	03/15/2031		300	0	1	1	1	0
Pay	UKRPI	3.217	Maturity	11/15/2040		480	(8)	(65)	(73)	0	(1)
Pay	UKRPI	3.272	Maturity	11/15/2040		100	0	(13)	(13)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Pay	UKRPI	3.273	Maturity	11/15/2040	140	0	(18)	(18)	0	0
Pay	UKRPI	3.340	Maturity	11/15/2040	240	0	(24)	(24)	0	(1)
Receive	UKRPI	3.000	Maturity	11/15/2050	200	7	52	59	1	0
Receive	UKRPI	3.051	Maturity	11/15/2050	100	0	26	26	1	0
Receive	UKRPI	3.143	Maturity	11/15/2050	100	0	19	19	1	0

$244	$951	$1,195	$148	$(181)

Total Swap Agreements	$74	$845	$919	$152	$(205)

(l)	Securities with an aggregate market value of $1,733 and cash of $2,889 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin Asset of $1 for closed swap agreements is outstanding at period end.
(8)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	2,820	$495	$0	$(6)
04/2021	DKK	15,996	2,615	93	0
04/2021	TWD	11,187	406	12	0
04/2021	$514	BRL	2,820	0	(13)
04/2021	2,849	DKK	17,912	0	(25)
04/2021	246	RUB	18,843	3	0
04/2021	807	TWD	22,728	0	(8)
05/2021	EUR	1,924	$2,325	67	0
05/2021	GBP	295	405	0	(2)
05/2021	$310	AUD	400	0	(6)
05/2021	8,902	CHF	7,954	0	(477)
05/2021	703	EUR	589	0	(11)
05/2021	194	GBP	139	0	(2)
05/2021	4	ILS	12	0	0
05/2021	3,188	NOK	26,985	0	(33)
05/2021	539	RUB	40,337	0	(9)
05/2021	6,248	SEK	51,881	0	(305)
05/2021	93	ZAR	1,411	2	0
06/2021	156	RUB	11,788	0	(2)
06/2021	ZAR	1,411	$92	0	(2)
07/2021	DKK	16,002	2,546	20	0
BPS	04/2021	CAD	3,680	2,919	0	(9)
04/2021	TWD	22,288	809	25	0
04/2021	$7,687	CAD	9,592	0	(55)
04/2021	2,049	NZD	2,753	0	(127)
05/2021	GBP	760	$1,055	7	0
05/2021	JPY	23,600	221	8	0
05/2021	NOK	8,825	1,026	0	(6)
05/2021	$2,524	CAD	3,183	9	0
05/2021	2,515	JPY	268,000	0	(93)
06/2021	CNH	8,581	$1,313	13	0
06/2021	$2,811	KRW	3,160,078	0	(9)
BRC	04/2021	RUB	36,634	$484	0	0
CBK	04/2021	CAD	7,756	6,158	0	(14)
04/2021	DKK	10,996	1,800	66	0
04/2021	MXN	3,237	158	0	0
04/2021	PEN	5,337	1,463	37	0
04/2021	$1,617	DKK	10,209	0	(7)
04/2021	1,438	PEN	5,337	1	(13)
05/2021	AUD	186	$143	1	0
05/2021	GBP	1,885	2,622	23	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

	05/2021	PEN	866		240	8	0
	05/2021		$6,158	CAD	7,756	14	0
	05/2021		204	COP	742,974	0	(1)
	05/2021		425	EUR	359	0	(4)
	05/2021		4,428	SEK	36,919	0	(199)
	06/2021		371	CLP	270,577	5	0
	06/2021		388	PEN	1,433	0	(5)
	06/2021		729	RUB	54,373	0	(17)
	06/2021		1,532	TWD	42,635	0	(22)
	07/2021	DKK	10,209		$1,619	7	0
	11/2021	ILS	4,601		1,412	30	0
	12/2021	PEN	3,904		1,049	8	0
	01/2022	ILS	2,744		846	21	0
	02/2022		3,401		1,041	18	0
DUB	06/2021		$372	MYR	1,513	0	(7)
GLM	04/2021	BRL	2,937		$534	12	0
	04/2021	JPY	100,000		964	61	0
	04/2021	PEN	1,213		336	12	0
	04/2021		$515	BRL	2,937	6	0
	04/2021		160	MXN	3,237	0	(2)
	04/2021		772	RUB	58,191	1	(4)
	05/2021		177	COP	636,631	0	(4)
	05/2021		289	RUB	21,543	0	(6)
	05/2021	ZAR	6,103		$396	0	(15)
	06/2021	CNH	26,621		4,040	6	0
	06/2021	IDR	2,631,658		179	0	0
	06/2021		$377	KRW	425,050	0	0
	09/2021	PEN	1,296		$352	6	0
	09/2021		$2,213	MXN	46,495	24	0
	01/2022	ILS	1,583		$485	9	0
HUS	04/2021	BRL	853		156	4	0
	04/2021	CAD	2,447		1,946	4	(5)
	04/2021	DKK	390		63	2	0
	04/2021	NZD	297		216	8	0
	04/2021		$153	BRL	853	0	(1)
	04/2021		739	DKK	4,650	0	(6)
	04/2021		329	PEN	1,213	0	(4)
	05/2021	AUD	167		$129	2	0
	05/2021	EUR	8,097		9,782	279	0
	05/2021	JPY	217,200		2,051	88	0
	05/2021	PEN	5,526		1,503	27	0
	05/2021	SEK	9,025		1,052	19	0
	05/2021		$999	AUD	1,279	0	(28)
	05/2021		313	EUR	259	0	(9)
	05/2021		9	ILS	29	0	0
	05/2021		297	RUB	22,152	0	(5)
	05/2021		91	ZAR	1,361	1	0
	06/2021	HKD	773		$100	0	0
	06/2021	KRW	120,931		107	0	0
	06/2021		$177	RUB	13,167	0	(5)
	06/2021		276	ZAR	4,265	10	0
	06/2021	ZAR	1,361		$91	0	(1)
	09/2021	PEN	1,213		328	5	0
	01/2022	ILS	844		258	4	0
JPM	04/2021		$2,030	DKK	12,776	0	(16)
	05/2021	EUR	478		$571	10	0
	05/2021	JPY	67,500		639	29	0
	06/2021	KRW	1,126		1	0	0
	06/2021		$412	CNH	2,698	0	(3)
	06/2021		988	CNY	6,436	0	(13)
	06/2021		274	TWD	7,618	0	(4)
	06/2021		121	ZAR	1,846	3	0
	07/2021	DKK	11,381		$1,805	8	0
	08/2022	ILS	2,130		659	16	0
MYI	04/2021	DKK	5,862		955	31	0
	04/2021	PEN	693		185	0	(1)
	04/2021		$190	PEN	693	0	(5)
	05/2021	AUD	56		$44	2	0
	05/2021		$248	AUD	325	0	(1)
	05/2021		5,501	NOK	46,526	0	(62)
	06/2021	CNH	34,402		$5,238	25	0
	06/2021	KRW	178,493		158	0	0
	06/2021		$15	EUR	12	0	(1)
RBC	04/2021		2,747	CAD	3,433	0	(15)
SCX	04/2021		381	TWD	10,748	0	(3)
	05/2021	AUD	2,060		$1,598	33	0
	05/2021	CHF	737		808	27	0
	05/2021	JPY	9,700		92	5	0
	05/2021	SEK	9,940		1,178	39	0
	06/2021	KRW	443,852		394	0	0
	06/2021	TWD	59,488		2,164	58	0
	06/2021		$2,368	IDR	34,474,399	0	(25)
	06/2021		328	TWD	9,122	0	(5)
SOG	05/2021		25,017	JPY	2,647,384	0	(1,097)
SSB	06/2021	JPY	330,000		$3,043	60	0
	06/2021		$2	TWD	56	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

UAG	04/2021	DKK	12,303		$2,016		76	0
	04/2021		$386	RUB	29,183		1	(3)
	05/2021		3,924	AUD	5,057		0	(82)
	05/2021		4,826	EUR	3,972		0	(164)
	05/2021		144	NOK	1,215		0	(2)
	05/2021		297	RUB	22,184		0	(5)
	05/2021		220	ZAR	3,331		4	0
	06/2021		360	RUB	26,889		0	(7)
	06/2021	ZAR	3,331		$219		0	(4)

Total Forward Foreign Currency Contracts							$1,515	$(3,102)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	09/30/2021	1,000	$21	$20
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.200	01/25/2022	4,600	36	89

							$57	$109

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025		EUR	97.000	05/23/2025	300	$23	$42

Total Purchased Options							$80	$151

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	100.000%	06/16/2021	100	$0	$(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	400	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	05/19/2021	400	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	06/16/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	200	0	0
BPS	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	500	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	300	0	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	400	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	700	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	05/19/2021	500	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	05/19/2021	500	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	05/19/2021	800	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	05/19/2021	200	0	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	700	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	1,400	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	1,500	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	05/19/2021	1,300	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	05/19/2021	400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	800	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	06/16/2021	500	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	700	0	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	700	(1)	(1)
CBK	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	04/21/2021	100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	300	0	0
DBL	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	200	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	1.000	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	06/16/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	500	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	05/19/2021	400	0	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.700	05/19/2021	400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	05/19/2021	200	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	300	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	200	0	0
FBF	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	06/16/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	300	(1)	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	06/16/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	400	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	300	0	0
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	102.000	06/16/2021	100	(1)	(1)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	700	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	600	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	05/19/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	400	(1)	(1)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	400	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	400	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	200	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	400	(1)	(1)
JPM	Put - OTC CDX.HY-35 5-Year Index	Sell	103.000	05/19/2021	100	(1)	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	300	0	0
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	300	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	800	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	05/19/2021	100	0	0

$(32)	$(8)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

HUS	Put - OTC EUR versus CNH	CNH	7.700	04/28/2021	1,198	$(5)	$(7)
Call - OTC EUR versus CNH	7.950	04/28/2021	1,198	(9)	(1)
Put - OTC USD versus ILS	ILS	3.195	04/14/2021	592	(2)	0
Call - OTC USD versus ILS	3.315	04/14/2021	592	(2)	(6)
Put - OTC USD versus ILS	3.165	05/06/2021	521	(3)	0
Call - OTC USD versus ILS	3.328	05/06/2021	521	(3)	(6)
JPM	Put - OTC USD versus ILS	3.182	05/18/2021	305	(2)	0
Call - OTC USD versus ILS	3.338	05/18/2021	305	(1)	(3)
Put - OTC USD versus ILS	3.260	06/30/2021	429	(2)	(2)
Call - OTC USD versus ILS	3.415	06/30/2021	429	(2)	(2)

$(31)	$(27)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	7,500	$(37)	$(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865	04/19/2021	1,600	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	1,700	(3)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/15/2021	500	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	06/15/2021	500	(4)	(4)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(46)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,700	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,700	(2)	(4)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	06/14/2021	800	(2)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	06/14/2021	800	(2)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.522	04/12/2021	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.862	04/12/2021	400	(2)	(1)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	3,400	(15)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	04/19/2021	800	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.858	04/19/2021	800	(3)	(4)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	1,300	(9)	(10)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	9,200	(82)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,900	(2)	(2)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,900	(3)	(5)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.840	04/19/2021	600	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/19/2021	600	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	900	(24)	(52)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	7,500	(67)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,900	(27)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.820	04/15/2021	1,000	(2)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/15/2021	1,000	(2)	(2)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	1,000	(15)	(58)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	9,700	(12)	(8)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	9,700	(12)	(25)

$(364)	$(242)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	3,250	$(3)	$(1)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	1,750	(2)	0

$(5)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	800	$(2)	$(17)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	500	(2)	(3)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	300	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	200	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	200	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	200	(1)	(5)

$(8)	$(31)

Total Written Options	$(440)	$(309)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$100	$(3)	$2	$0	$(1)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,000	(36)	24	0	(12)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	800	(20)	4	0	(16)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	700	(17)	3	0	(14)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	800	(28)	18	0	(10)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	900	(23)	5	0	(18)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	400	(14)	9	0	(5)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	700	(14)	0	0	(14)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	700	(24)	15	0	(9)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	300	(7)	1	0	(6)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	400	(10)	2	0	(8)

$(196)	$83	$0	$(113)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.619%	$300	$(7)	$12	$5	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.619	200	(5)	8	3	0

$(12)	$20	$8	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(1)	$6	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	1	109	110	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	107	102	0

$3	$215	$218	$0

Total Swap Agreements	$(205)	$318	$226	$(113)

(n)

Securities with an aggregate market value of $1,855 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$66	$0	$66
Australia
Corporate Bonds & Notes	0	635	0	635
Sovereign Issues	0	6,406	0	6,406
Brazil
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	235	0	235
Canada
Corporate Bonds & Notes	0	977	0	977
Non-Agency Mortgage-Backed Securities	0	114	0	114
Sovereign Issues	0	243	0	243
Cayman Islands
Asset-Backed Securities	0	4,652	500	5,152
Corporate Bonds & Notes	0	1,649	0	1,649
China
Sovereign Issues	0	16,642	0	16,642
Denmark
Corporate Bonds & Notes	0	6,567	0	6,567
France
Corporate Bonds & Notes	0	905	0	905
Sovereign Issues	0	8,570	0	8,570
Germany
Corporate Bonds & Notes	0	4,222	0	4,222
Guernsey, Channel Islands
Corporate Bonds & Notes	0	112	0	112
India
Corporate Bonds & Notes	0	206	0	206
Ireland
Asset-Backed Securities	0	2,804	0	2,804
Israel
Sovereign Issues	0	3,652	0	3,652
Italy
Corporate Bonds & Notes	0	2,372	0	2,372
Sovereign Issues	0	2,283	0	2,283
Japan
Corporate Bonds & Notes	0	2,503	0	2,503
Sovereign Issues	0	4,931	0	4,931
Kuwait
Sovereign Issues	0	1,769	0	1,769
Malaysia
Corporate Bonds & Notes	0	214	0	214
Netherlands
Asset-Backed Securities	0	1,985	0	1,985
Corporate Bonds & Notes	0	3,054	0	3,054
Preferred Securities	0	160	0	160
Norway
Sovereign Issues	0	188	0	188
Peru
Sovereign Issues	0	3,334	0	3,334
Qatar
Sovereign Issues	0	3,024	0	3,024
Saudi Arabia
Sovereign Issues	0	3,125	0	3,125
Singapore
Corporate Bonds & Notes	0	416	0	416
Spain
Corporate Bonds & Notes	0	200	0	200
Preferred Securities	0	235	0	235
Sovereign Issues	0	637	0	637
Supranational
Corporate Bonds & Notes	0	1,985	0	1,985
Switzerland
Corporate Bonds & Notes	0	2,402	0	2,402
United Arab Emirates
Sovereign Issues	0	761	0	761
United Kingdom
Corporate Bonds & Notes	0	10,968	0	10,968
Non-Agency Mortgage-Backed Securities	0	9,791	0	9,791
Preferred Securities	0	347	0	347
Sovereign Issues	0	338	0	338
United States
Asset-Backed Securities	0	12,716	0	12,716
Corporate Bonds & Notes	0	13,922	0	13,922
Loan Participations and Assignments	0	226	0	226
Non-Agency Mortgage-Backed Securities	0	10,690	0	10,690
Preferred Securities	0	784	0	784
U.S. Government Agencies	0	46,983	0	46,983
U.S. Treasury Obligations	0	9,803	0	9,803
Short-Term Instruments
Repurchase Agreements	0	1,263	0	1,263
Argentina Treasury Bills	0	62	0	62
Israel Treasury Bills	0	1,556	0	1,556
Japan Treasury Bills	0	3,884	0	3,884

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

	$0	$218,166	$500	$218,666
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,219	$0	$0	$11,219

Total Investments	$11,219	$218,166	$500	$229,885

Short Sales, at Value - Liabilities
Canada
Sovereign Issue	$0	$(750)	$0	$(750)
United Kingdom
Sovereign Issues	$0	$(1,200)	$0	$(1,200)
United States
U.S. Government Agencies	$0	$(29,466)	$0	$(29,466)

	$0	$(31,416)	$0	$(31,416)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	250	152	0	402
Over the counter	0	1,892	0	1,892

	$250	$2,044	$0	$2,294
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(211)	(205)	0	(416)
Over the counter	0	(3,524)	0	(3,524)

	$(211)	$(3,729)	$0	$(3,940)

Total Financial Derivative Instruments	$39	$(1,685)	$0	$(1,646)

Totals	$11,258	$185,065	$500	$196,823

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,791	$9	$0	$0	$3	$3,803	$9	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$2,413	$32,304	$(27,300)	$0	$(1)	$7,416	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	MYR	Malaysian Ringgit
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
COP	Colombian Peso	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SOFRRATE	Secured Overnight Financing Rate
CDOR03	3 month CDN Swap Rate	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	NIBOR	Norwegian Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$35	$12
0.125% due 07/09/2035 þ		24	7
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,680	11
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		200	1
Provincia de Buenos Aires 37.855% due 04/12/2025		340	2

Total Argentina (Cost $123)			33

AUSTRALIA 2.9%
CORPORATE BONDS & NOTES 0.6%
Newcrest Finance Pty. Ltd. 3.250% due 05/13/2030		$100	105
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		400	431

			536

SOVEREIGN ISSUES 2.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,700	1,265
1.750% due 06/21/2051		300	182
3.000% due 03/21/2047		400	324
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	148
South Australia Government Financing Authority 1.750% due 05/24/2032		100	73
Treasury Corp. of Victoria 4.250% due 12/20/2032		130	120

			2,112

Total Australia (Cost $2,587)			2,648

BRAZIL 0.0%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (e)(g)		$101	1

Total Brazil (Cost $5)			1

CANADA 0.4%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$87	85
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	127

			212

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	69	57

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)		120	122

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Canada (Cost $371)			391

CAYMAN ISLANDS 3.6%
ASSET-BACKED SECURITIES 2.9%
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		$69	70
Gulf Stream Meridian Ltd. 1.641% due 10/15/2029 •		250	250
JMP Credit Advisors CLO Ltd. 1.073% due 01/17/2028 •		167	167
LCM LP 1.264% due 10/20/2027 •		266	266
Marathon CLO Ltd. 1.342% due 04/15/2029 •		250	251
Monarch Grove CLO 1.098% due 01/25/2028 •		195	195
OZLM Funding Ltd. 1.088% due 07/22/2029 •		250	250
Sound Point CLO Ltd. 1.156% due 07/25/2030 •		250	250
Sudbury Mill CLO Ltd. 1.373% due 01/17/2026 •		44	44
TICP CLO Ltd. 1.064% due 04/20/2028 •		253	253
Venture CLO Ltd.
1.121% due 04/15/2027 •		87	87
1.324% due 01/20/2029 •		200	200
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(b)		250	250
Zais CLO Ltd. 1.391% due 04/15/2028 •		204	204

			2,737

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		88	87
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		784	154
Sands China Ltd. 5.400% due 08/08/2028		200	229

			470

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
AREIT Trust 2.726% due 04/15/2037 •		200	203

Total Cayman Islands (Cost $3,774)			3,410

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 2.450% due 01/31/2031		$200	201

Total Chile (Cost $200)			201

CHINA 7.5%
SOVEREIGN ISSUES 7.5%
China Development Bank
3.050% due 08/25/2026	CNY	1,700	254
3.180% due 04/05/2026		3,500	528
3.430% due 01/14/2027		1,000	152
3.480% due 01/08/2029		1,500	227
3.500% due 08/13/2026		2,000	306
3.680% due 02/26/2026		2,900	448
3.740% due 09/10/2025		1,600	247
4.040% due 04/10/2027		8,200	1,285
4.040% due 07/06/2028		1,400	220
4.150% due 10/26/2025		400	63
4.240% due 08/24/2027		10,100	1,602
4.880% due 02/09/2028		3,600	594
China Government International Bond
2.740% due 08/04/2026		700	105
2.850% due 06/04/2027		1,300	195
2.950% due 06/16/2023		300	46
3.220% due 12/06/2025		300	46
3.280% due 12/03/2027		2,800	430
3.290% due 10/18/2023		900	139
3.820% due 11/02/2027		700	112

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total China (Cost $6,638)			6,999

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	5,551	855
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,249	804
Nykredit Realkredit A/S
1.000% due 10/01/2050		10,740	1,642

Total Denmark (Cost $3,195)			3,301

FRANCE 3.9%
CORPORATE BONDS & NOTES 1.7%
Altice France S.A. 7.375% due 05/01/2026		$300	313
BNP Paribas S.A.
1.904% due 09/30/2028 •		250	246
3.375% due 01/23/2026	GBP	100	151
4.625% due 02/25/2031 •(g)(h)		$200	199
BPCE S.A. 2.277% due 01/20/2032 •		250	242
Danone S.A. 3.000% due 06/15/2022		200	206
Dexia Credit Local S.A. 1.625% due 10/16/2024		250	258

			1,615

SOVEREIGN ISSUES 2.2%
France Government International Bond
0.500% due 05/25/2072	EUR	100	96
0.750% due 05/25/2052		600	692
2.000% due 05/25/2048		600	929
3.250% due 05/25/2045		200	373

			2,090

Total France (Cost $3,421)			3,705

GERMANY 2.1%
CORPORATE BONDS & NOTES 2.1%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	122
2.222% due 09/18/2024 •		$200	206
2.625% due 02/12/2026	EUR	200	256
3.547% due 09/18/2031 •		$150	155
3.729% due 01/14/2032 •(i)		200	194
3.961% due 11/26/2025 •		200	217
4.250% due 10/14/2021		500	509
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		200	210
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	81

Total Germany (Cost $1,899)			1,950

IRELAND 1.2%
ASSET-BACKED SECURITIES 1.0%
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •	EUR	250	296
Harvest CLO DAC 0.760% due 07/15/2031 •(b)		250	293
Toro European CLO DAC 0.900% due 10/15/2030 •		300	352

			941

CORPORATE BONDS & NOTES 0.2%
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		$200	201

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Ireland (Cost $1,149)			1,142

ISRAEL 2.3%
SOVEREIGN ISSUES 2.3%
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	2,600	778
1.000% due 04/30/2021		800	240
2.000% due 03/31/2027		400	129
3.250% due 01/17/2028		$200	221
3.800% due 05/13/2060		200	215
5.500% due 01/31/2022	ILS	1,900	594

Total Israel (Cost $2,159)			2,177

ITALY 2.9%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
0.960% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	300	354
1.157% due 10/25/2021 •		300	354
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		100	123
2.625% due 04/28/2025		100	120
UniCredit SpA 7.830% due 12/04/2023		$350	408

			1,359

SOVEREIGN ISSUES 1.4%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	600	761
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	535

			1,296

Total Italy (Cost $2,542)			2,655

JAPAN 9.4%
CORPORATE BONDS & NOTES 2.2%
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		$500	501
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		300	317
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	205
3.922% due 09/11/2024 •		300	322
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		200	218
4.810% due 09/17/2030		200	220
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		200	200
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	100	120

			2,103

SOVEREIGN ISSUES 7.2%
Japan Bank for International Cooperation 1.750% due 10/17/2024		$200	208
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	90,539	826
0.100% due 03/20/2029		110,000	1,000
0.100% due 03/20/2030		110,000	997
0.400% due 03/20/2036		190,000	1,739
0.500% due 03/20/2049		20,000	174
0.700% due 12/20/2048		134,000	1,230
1.300% due 06/20/2035		30,000	310
Tokyo Metropolitan Government 2.000% due 05/17/2021		$300	301

			6,785

Total Japan (Cost $8,998)			8,888

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond 3.500% due 03/20/2027		$700	774

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Kuwait (Cost $696)			774

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	100	126

Total Lithuania (Cost $117)			126

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (e)	EUR	200	236

Total Luxembourg (Cost $227)			236

MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	200	50
3.906% due 07/15/2026		200	51
Malaysia Government Investment Issue
4.130% due 07/09/2029		400	101
4.369% due 10/31/2028		200	52

Total Malaysia (Cost $247)			254

MEXICO 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos Mexicanos 6.750% due 09/21/2047		$100	85

Total Mexico (Cost $84)			85

NETHERLANDS 2.8%
ASSET-BACKED SECURITIES 1.6%
Babson Euro CLO BV 0.277% due 10/25/2029 •	EUR	173	203
Dryden Euro CLO BV 0.880% due 01/15/2030 •		250	293
Jubilee CLO BV
0.258% due 12/15/2029 •		395	462
0.610% due 04/15/2030 •(b)		250	293
Ozlme BV 0.820% due 01/18/2030 •		250	293

			1,544

CORPORATE BONDS & NOTES 1.1%
British Transco International Finance BV 0.000% due 11/04/2021 (e)		$200	200
Cooperatieve Rabobank UA
1.055% (US0003M + 0.860%) due 09/26/2023 ~		300	304
3.875% due 09/26/2023		300	324
NXP BV 4.625% due 06/01/2023		200	217

			1,045

		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		52,525	80

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Netherlands (Cost $2,588)			2,669

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	136

Total New Zealand (Cost $142)			136

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DNB Bank ASA 1.127% due 09/16/2026 •		$200	197

Total Norway (Cost $200)			197

PERU 1.2%
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
1.862% due 12/01/2032		$100	91
5.940% due 02/12/2029	PEN	1,100	334
6.350% due 08/12/2028		1,700	530
6.950% due 08/12/2031		500	155

Total Peru (Cost $1,165)			1,110

QATAR 1.9%
SOVEREIGN ISSUES 1.9%
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,067
4.000% due 03/14/2029		200	228
4.500% due 04/23/2028		400	467

Total Qatar (Cost $1,598)			1,762

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond 1.375% due 12/02/2029	EUR	100	117

Total Romania (Cost $118)			117

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034	RUB	6,200	83

Total Russia (Cost $91)			83

SAUDI ARABIA 2.5%
SOVEREIGN ISSUES 2.5%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	1,011
2.875% due 03/04/2023		300	312
3.250% due 10/26/2026		200	216
4.000% due 04/17/2025		400	441
4.500% due 04/17/2030		100	115
4.625% due 10/04/2047		200	225

Total Saudi Arabia (Cost $2,232)			2,320

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.650% due 03/03/2033	EUR	100	114

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Serbia (Cost $118)			114

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		$200	204
DBS Bank Ltd. 3.300% due 11/27/2021		100	102

Total Singapore (Cost $300)			306

SOUTH KOREA 1.3%
SOVEREIGN ISSUES 1.3%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	113
2.375% due 12/10/2027		150,000	137
2.375% due 12/10/2028		630,000	577
2.625% due 06/10/2028		250,000	233
5.500% due 03/10/2028		150,000	165

Total South Korea (Cost $1,216)			1,225

SPAIN 2.9%
CORPORATE BONDS & NOTES 0.5%
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	400	488

		SHARES
PREFERRED SECURITIES 0.5%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		200,000	235
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		200,000	240

			475

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.9%
Autonomous Community of Catalonia 4.900% due 09/15/2021		50	60
Spain Government International Bond
0.250% due 07/30/2024		500	600
1.400% due 07/30/2028		500	646
1.450% due 10/31/2071		75	82
1.850% due 07/30/2035		300	408

			1,796

Total Spain (Cost $2,604)			2,759

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
European Union
0.000% due 06/02/2028 (e)	EUR	100	120
0.200% due 06/04/2036		200	233
0.300% due 11/04/2050		150	167
0.450% due 05/02/2046		100	116

Total Supranational (Cost $672)			636

SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$200	221
Credit Suisse Group AG
4.282% due 01/09/2028		250	275
7.125% due 07/29/2022 •(g)(h)		300	312
UBS AG 5.125% due 05/15/2024 (h)		200	221

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Switzerland (Cost $994)			1,029

UNITED ARAB EMIRATES 0.7%
SOVEREIGN ISSUES 0.7%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$200	217
3.125% due 04/16/2030		200	215
3.875% due 04/16/2050		200	218

Total United Arab Emirates (Cost $638)			650

UNITED KINGDOM 14.4%
CORPORATE BONDS & NOTES 8.5%
Barclays Bank PLC 7.625% due 11/21/2022 (h)		$500	549
Barclays PLC
1.624% (US0003M + 1.430%) due 02/15/2023 ~		300	302
4.610% due 02/15/2023 •		300	310
4.972% due 05/16/2029 •		200	230
7.125% due 06/15/2025 •(g)(h)	GBP	200	311
British Telecommunications PLC 9.625% due 12/15/2030		$100	154
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	100	139
3.000% due 07/22/2028 •		100	148
Lloyds Bank PLC
4.875% due 03/30/2027		500	850
5.125% due 03/07/2025		400	649
Lloyds Banking Group PLC
3.900% due 03/12/2024		$200	217
4.582% due 12/10/2025		200	224
7.500% due 06/27/2024 •(g)(h)		200	224
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	147
Nationwide Building Society
2.000% due 01/27/2023		$200	206
4.302% due 03/08/2029 •		400	443
Natwest Group PLC
1.751% (US0003M + 1.550%) due 06/25/2024 ~		500	511
8.625% due 08/15/2021 •(g)(h)		200	205
NatWest Markets PLC
0.625% due 03/02/2022	EUR	600	709
1.000% due 05/28/2024		100	121
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$300	303
2.920% due 05/08/2026 •	GBP	100	146
4.796% due 11/15/2024 •		$600	661
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	86
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		100	145

			7,990

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Alba PLC 0.253% due 11/25/2042 •		286	382
Avon Finance PLC 0.949% due 09/20/2048 •		188	260
Durham Mortgages B PLC 0.660% due 03/31/2054 •		222	306
Eurosail PLC 1.030% (BP0003M + 0.950%) due 06/13/2045 ~		408	562
Hawksmoor Mortgages 1.100% due 05/25/2053 •		327	452
Lanark Master Issuer PLC 0.880% due 12/22/2069 •		113	157
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •		183	255
Ripon Mortgages PLC 0.860% due 08/20/2056 •		443	611
RMAC Securities PLC 0.250% due 06/12/2044 •		236	315
Silverstone Master Issuer PLC 0.801% due 01/21/2070 •		132	184
Southern Pacific Financing PLC 0.257% due 06/10/2043 •		42	58
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •		300	413
Towd Point Mortgage Funding 0.951% due 07/20/2045 •		354	490

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Towd Point Mortgage Funding PLC
0.860% (BP0003M + 0.800%) due 02/20/2045 ~	144	198
1.058% due 10/20/2051 •	206	285
Trinity Square PLC 0.899% due 07/15/2059 •	200	276

		5,204

	SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~	250	64

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
United Kingdom Gilt
0.625% due 10/22/2050	100	112
1.750% due 01/22/2049	100	150

		262

Total United Kingdom (Cost $13,217)		13,520

UNITED STATES 55.1%
ASSET-BACKED SECURITIES 5.2%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$155	157
Argent Securities Trust
0.259% due 07/25/2036 •	358	157
0.429% due 05/25/2036 •	626	238
Countrywide Asset-Backed Certificates
0.249% due 07/25/2037 ^•	126	123
0.249% due 07/25/2037 •	59	56
4.551% due 07/25/2036 ~	12	12
Countrywide Asset-Backed Certificates Trust 1.984% due 07/25/2035 •	700	694
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.466% due 03/25/2037 ^þ	250	129
First Franklin Mortgage Loan Trust 1.384% due 07/25/2034 •	81	82
GSAA Home Equity Trust 0.559% due 08/25/2037 •	30	30
Home Equity Mortgage Loan Asset-Backed Trust 0.349% due 04/25/2037 •	256	197
MASTR Asset-Backed Securities Trust 0.319% due 05/25/2037 •	257	250
Morgan Stanley ABS Capital, Inc. Trust 0.339% due 10/25/2036 •	546	369
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~	22	21
New Century Home Equity Loan Trust 3.706% due 06/20/2031 ~	319	315
Option One Mortgage Loan Trust 0.249% due 03/25/2037 •	62	58
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ	366	182
SMB Private Education Loan Trust
1.206% due 07/15/2053 •	85	86
1.290% due 07/15/2053	169	170
Structured Asset Investment Loan Trust 1.834% due 10/25/2034 •	232	233
Terwin Mortgage Trust 1.049% due 11/25/2033 •	4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	221	229
2.900% due 10/25/2059 ~	758	793
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	300	317

		4,902

CORPORATE BONDS & NOTES 9.9%
AbbVie, Inc.
2.900% due 11/06/2022	300	311
5.000% due 12/15/2021	200	204
American Tower Corp. 3.800% due 08/15/2029	200	218

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

AT&T, Inc.
1.650% due 02/01/2028		100	97
1.800% due 09/05/2026	EUR	200	253
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		$100	104
Bayer U.S. Finance LLC
0.831% (US0003M + 0.630%) due 06/25/2021 ~		200	200
4.250% due 12/15/2025		300	334
Boeing Co. 1.433% due 02/04/2024		100	101
Broadcom, Inc.
2.450% due 02/15/2031		100	95
3.459% due 09/15/2026		100	107
Charles Schwab Corp. 0.750% due 03/18/2024		100	101
Charter Communications Operating LLC
4.464% due 07/23/2022		500	522
6.384% due 10/23/2035		200	259
D.R. Horton, Inc. 4.375% due 09/15/2022		100	105
Dell International LLC 6.100% due 07/15/2027		200	241
Fiserv, Inc. 2.750% due 07/01/2024		300	317
Ford Motor Credit Co. LLC
1.104% (US0003M + 0.880%) due 10/12/2021 ~		300	299
2.330% due 11/25/2025	EUR	100	121
3.021% due 03/06/2024		200	245
4.140% due 02/15/2023		$200	207
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~		400	401
General Motors Financial Co., Inc. 1.075% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		300	337
JetBlue Pass-Through Trust 4.000% due 05/15/2034		100	108
Kinder Morgan, Inc. 7.750% due 01/15/2032		100	141
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	308
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	280
Nissan Motor Acceptance Corp. 2.800% due 01/13/2022		$100	102
Northwell Healthcare, Inc. 4.260% due 11/01/2047		100	113
Oracle Corp.
1.650% due 03/25/2026 (i)		100	101
2.875% due 03/25/2031 (i)		100	102
3.650% due 03/25/2041 (i)		100	101
Pacific Gas & Electric Co. 2.950% due 03/01/2026		100	103
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	328
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		100	101
Rio Oil Finance Trust 9.250% due 07/06/2024		232	258
Southern California Edison Co. 0.650% (SOFRRATE + 0.640%) due 04/03/2023 ~(b)		100	100
Spirit AeroSystems, Inc. 3.950% due 06/15/2023		200	198
VEREIT Operating Partnership LP 4.875% due 06/01/2026		400	458
Volkswagen Group of America Finance LLC
1.141% (US0003M + 0.940%) due 11/12/2021 ~		200	201
4.000% due 11/12/2021		200	204
Walt Disney Co. 1.750% due 01/13/2026		100	102
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	307
3.375% due 11/30/2021		300	304

			9,299

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.359% (LIBOR03M + 2.250%) due 03/15/2027 ~		76	75

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	206
Banc of America Funding Trust
0.531% due 04/20/2047 ^•		85	84

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

6.000% due 07/25/2037 ^	69	68
BCAP LLC Trust 0.319% due 05/25/2047 •	124	119
Chase Mortgage Finance Trust
3.042% due 03/25/2037 ^~	41	40
3.329% due 07/25/2037 ~	8	7
Citigroup Mortgage Loan Trust 2.529% due 04/25/2037 ^~	53	47
Citigroup Mortgage Loan Trust, Inc. 3.425% due 08/25/2035 ^~	887	904
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	46	30
Credit Suisse Mortgage Capital Trust 1.456% due 10/15/2037 •	200	201
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.259% due 02/25/2047 •	203	145
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	65	65
GreenPoint Mortgage Funding Trust 0.569% due 06/25/2045 •	56	48
JP Morgan Alternative Loan Trust 2.740% due 12/25/2036 ~	13	12
Merrill Lynch Mortgage Investors Trust 2.771% due 03/25/2036 ^~	130	85
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •	100	100
Morgan Stanley Mortgage Loan Trust
2.816% due 05/25/2036 ^~	85	64
3.472% due 09/25/2035 ^~	49	24
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	245	256
2.750% due 11/25/2059 ~	168	176
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	44	44
Prime Mortgage Trust 6.000% due 06/25/2036 ^	41	41
Ready Capital Mortgage Financing LLC 2.259% due 02/25/2035 •	200	201
Residential Accredit Loans, Inc. Trust
0.239% due 02/25/2037 •	33	35
6.000% due 06/25/2036	78	75
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	35	35
Structured Asset Mortgage Investments Trust 0.569% due 02/25/2036 •	12	12
Structured Asset Securities Corp. 0.389% due 01/25/2036 •	42	39
WaMu Mortgage Pass-Through Certificates Trust 3.072% due 09/25/2036 ~	24	23

		3,186

	SHARES
PREFERRED SECURITIES 0.7%
Bank of America Corp. 5.875% due 03/15/2028 •(g)	200,000	218
Charles Schwab Corp. 4.000% due 06/01/2026 •(g)	200,000	204
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	200,000	202

		624

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 27.1%
Fannie Mae
0.509% due 06/25/2036 •	6	6
3.500% due 01/01/2059	158	173
Freddie Mac
0.473% due 01/15/2038 •	112	112
2.382% due 01/15/2038 ~(a)	112	7
2.695% due 09/01/2037 •	222	237
3.000% due 02/01/2046	355	374
3.500% due 11/01/2047 - 04/01/2048	365	387
Ginnie Mae
0.900% due 09/20/2066 •	521	529
3.370% due 09/20/2066 ~	385	410
Ginnie Mae, TBA 2.000% due 05/01/2051	1,300	1,311

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051		988	1,018
3.000% due 10/01/2049		177	188
3.500% due 10/01/2034 - 07/01/2050		512	546
4.000% due 06/01/2050		156	167
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2051 - 06/01/2051		5,900	5,884
2.500% due 05/01/2051		300	307
3.000% due 04/01/2051		2,400	2,500
3.500% due 05/01/2051		1,300	1,374
4.000% due 05/01/2051		9,200	9,873

			25,403

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (j)		1,850	1,542
1.875% due 02/15/2041 (j)		2,300	2,143
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (j)		510	554
0.250% due 02/15/2050 (j)		305	319
0.500% due 01/15/2028 (j)		1,060	1,182
U.S. Treasury Notes
2.875% due 04/30/2025 (j)		2,200	2,397

			8,137

Total United States (Cost $50,850)			51,626

SHORT-TERM INSTRUMENTS 1.0%
ARGENTINA TREASURY BILLS 0.0%
5.357% due 06/30/2021 - 09/13/2021 (d)(e)	ARS	4,450	31

ISRAEL TREASURY BILLS 1.0%
(0.026)% due 11/30/2021 - 02/02/2022 (d)(e)	ILS	3,100	927

Total Short-Term Instruments (Cost $979)			958

Total Investments in Securities (Cost $118,154)			120,193

		SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short Asset Portfolio		68,480	687
PIMCO Short-Term Floating NAV Portfolio III		31,559	311

Total Short-Term Instruments (Cost $996)			998

Total Investments in Affiliates (Cost $996)			998

Total Investments 129.1% (Cost $119,150)			$121,191
Financial Derivative Instruments (k)(l) 1.3%(Cost or Premiums, net $(230))			1,241
Other Assets and Liabilities, net (30.4)%			(28,570)

Net Assets 100.0%			$93,862

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.729%	01/14/2032	01/11/2021	$200	$194	0.20%
Oracle Corp.	1.650	03/25/2026	03/22/2021	100	101	0.11
Oracle Corp.	2.875	03/25/2031	03/22/2021	100	102	0.11
Oracle Corp.	3.650	03/25/2041	03/22/2021	99	101	0.11

$499	$498	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	0.100%	02/18/2021	04/19/2021	$(2,981)	$(2,981)
BOS	(0.010)	03/18/2021	04/01/2021	(1,517)	(1,517)
IND	0.060	03/25/2021	04/05/2021	(324)	(324)
0.100	02/11/2021	04/12/2021	(1,225)	(1,225)

Total Reverse Repurchase Agreements	$(6,047)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

GSC	(0.050)%	03/25/2021	04/01/2021	$(1,233)	$(1,233)

Total Sale-Buyback Transactions	$(1,233)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	700	$(683)	$(656)

United States (10.2)%
U.S. Government Agencies (10.2)%
Fannie Mae, TBA	3.000%	06/01/2051	$2,000	(2,084)	(2,083)
Ginnie Mae, TBA	2.000	04/01/2051	1,300	(1,318)	(1,313)
Ginnie Mae, TBA	2.500	04/01/2051	200	(206)	(206)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2051	5,850	(5,935)	(5,839)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2036	100	(107)	(107)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total United States	(9,650)	(9,548)

Total Short Sales (10.9)%	$(10,333)	$(10,204)

(j)	Securities with an aggregate market value of $7,204 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(6,788) at a weighted average interest rate of (0.095%).Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $6 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar April 2021 Futures	$98.500	04/16/2021	2	$5	$(1)	$(1)
Call - CME 90-Day Eurodollar April 2021 Futures	99.000	04/16/2021	2	5	0	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	2	$499	$0	$0	$0
Euro-BTP Italy Government Bond June Futures	06/2021	31	5,428	(5)	10	(17)
Japan Government 10-Year Bond June Futures	06/2021	2	2,730	4	0	(6)
U.S. Treasury 5-Year Note June Futures	06/2021	73	9,008	(115)	0	(12)
U.S. Treasury 10-Year Note June Futures	06/2021	57	7,463	(126)	0	(14)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	15	2,155	(69)	0	(5)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	2	362	(21)	0	(3)

$(332)	$10	$(57)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar June Futures	06/2024	1	$(246)	$0	$0	$0
Australia Government 3-Year Note June Futures	06/2021	5	(445)	0	0	0
Australia Government 10-Year Bond June Futures	06/2021	1	(105)	1	1	0
Euro-Bund 10-Year Bond June Futures	06/2021	26	(5,222)	4	21	(9)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	12	(2,279)	5	7	(3)
Euro-Schatz June Futures	06/2021	85	(11,174)	(1)	7	(1)
U.S. Treasury 30-Year Bond June Futures	06/2021	5	(773)	42	2	0
United Kingdom Long Gilt June Futures	06/2021	8	(1,407)	23	6	0

$74	$44	$(13)

Total Futures Contracts	$(258)	$54	$(70)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.476%	EUR	200	$6	$1	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$1,100	$(53)	$(48)	$(101)	$0	$(4)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	200	(2)	(2)	(4)	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

iTraxx Europe Main 32 10-Year Index		(1.000)	Quarterly	12/20/2029		300	(1)	(3)	(4)	0	(1)

							$(56)	$(53)	$(109)	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index		1.000%	Quarterly	06/20/2026		$100	$2	$0	$2	$0	$0

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin(1)
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$22,800	$(5)	$0	$(5)	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		6,900	(1)	0	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		1,200	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		2,400	0	(1)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		3,600	1	(1)	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		700	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		2,400	1	0	1	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		1,800	0	0	0	1	0

							$(4)	$(2)	$(6)	$2	$(1)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	300	$0	$(1)	$(1)	$0	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026		600	1	0	1	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		1,200	2	(93)	(91)	0	(7)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		100	(1)	0	(1)	0	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		350	22	6	28	5	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	2,700	0	5	5	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		6,400	0	12	12	0	(1)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		3,400	0	6	6	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		1,900	0	3	3	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		2,700	0	5	5	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		2,900	0	5	5	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		37,700	0	(29)	(29)	2	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		17,200	0	(20)	(20)	1	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		5,500	(8)	10	2	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		8,400	0	(8)	(8)	1	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	700	6	(1)	5	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		200	3	(1)	2	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		1,700	30	(28)	2	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(9)	5	0	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		500	24	(29)	(5)	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,500	52	(100)	(48)	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		500	122	(103)	19	0	(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	42	(41)	1	0	(1)
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		200	30	(41)	(11)	0	(1)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(3)	5	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$4,100	(118)	21	(97)	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		2,000	20	1	21	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		400	0	0	0	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	(42)	11	(31)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	13	(20)	1	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	(42)	18	(24)	1	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		3,000	78	(65)	13	0	(3)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		5,000	18	139	157	6	0
Receive(7)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		800	20	5	25	0	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		2,000	(16)	(115)	(131)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		600	(80)	43	(37)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		100	(8)	9	1	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,100	(264)	196	(68)	3	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,900	(11)	135	124	2	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		1,920	14	170	184	2	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		950	47	49	96	1	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		3,100	306	14	320	4	0
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		100	0	0	0	0	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		400	0	8	8	1	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049		300	55	(83)	(28)	0	(1)
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		200	(6)	46	40	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		600	3	124	127	2	0
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		300	(3)	(49)	(52)	0	(1)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		100	12	12	24	0	0
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		500	(102)	(11)	(113)	0	(2)
Receive(7)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		150	0	16	16	1	0
Receive(7)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		150	0	9	9	1	0
Receive(7)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		100	0	5	5	0	0
Receive(7)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		100	0	6	6	0	0
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		150	0	5	5	1	0
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		50	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	(4)	11	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	900	(27)	54	27	6	0
Pay	6-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	2,600	10	(20)	(10)	0	(1)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(5)	1	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	4,300	2	(3)	(1)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		4,700	(16)	(41)	(57)	0	(4)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/15/2026		900	0	1	1	1	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		5,850	(75)	(159)	(234)	0	(12)
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		900	(8)	(5)	(13)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	01/27/2032		200	0	(8)	(8)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		300	0	(12)	(12)	0	(1)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		200	(18)	13	(5)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		100	5	1	6	0	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	8	8	0	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		850	7	132	139	1	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		450	(20)	18	(2)	1	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	16	16	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031	JPY	130,000	(13)	(3)	(16)	0	(3)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		120,000	(40)	33	(7)	7	0
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		60,000	30	(34)	(4)	0	(7)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	8,100	0	(3)	(3)	1	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		4,300	0	3	3	0	(2)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(6)	(7)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	1,000	0	(9)	(9)	0	(2)
Receive	UKRPI	3.258	Maturity	02/15/2025		700	0	(6)	(6)	0	(1)
Receive	UKRPI	3.262	Maturity	02/15/2025		500	0	(4)	(4)	0	(1)
Receive	UKRPI	3.355	Maturity	11/15/2025		100	0	2	2	0	0
Receive	UKRPI	3.664	Maturity	03/15/2026		200	0	0	0	0	(1)
Pay	UKRPI	3.386	Maturity	01/15/2030		100	(1)	(1)	(2)	0	0
Pay	UKRPI	3.346	Maturity	02/15/2030		100	(1)	0	(1)	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		700	(2)	(6)	(8)	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		1,000	(4)	(7)	(11)	0	(1)
Receive	UKRPI	3.397	Maturity	11/15/2030		70	0	4	4	0	0
Receive	UKRPI	3.445	Maturity	11/15/2030		140	0	6	6	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pay	UKRPI	3.473	Maturity	11/15/2030	100	0	(4)	(4)	0	0
Receive	UKRPI	3.510	Maturity	11/15/2030	70	0	2	2	0	0
Pay	UKRPI	3.740	Maturity	03/15/2031	100	0	0	0	0	0
Pay	UKRPI	3.217	Maturity	11/15/2040	120	0	(18)	(18)	0	0
Pay	UKRPI	3.272	Maturity	11/15/2040	100	0	(13)	(13)	0	0
Pay	UKRPI	3.273	Maturity	11/15/2040	140	0	(18)	(18)	0	0
Pay	UKRPI	3.340	Maturity	11/15/2040	120	0	(12)	(12)	0	0
Receive	UKRPI	3.000	Maturity	11/15/2050	50	0	15	15	0	0
Receive	UKRPI	3.051	Maturity	11/15/2050	100	0	26	26	1	0
Receive	UKRPI	3.143	Maturity	11/15/2050	50	0	9	9	0	0

$44	$225	$269	$55	$(66)

Total Swap Agreements	$(8)	$171	$163	$57	$(72)

Cash of $1,330 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Unsettled variation margin asset of $1 for closed swap agreements and Liability of $(2) for closed Future agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	1,036	$182	$0	$(2)
04/2021	DKK	9,278	1,517	54	0
04/2021	GBP	5,654	8,005	210	0
04/2021	TWD	3,692	134	4	0
04/2021	$189	BRL	1,036	0	(5)
04/2021	1,593	DKK	10,020	0	(14)
04/2021	467	NOK	4,015	3	0
04/2021	266	TWD	7,501	0	(3)
05/2021	ILS	130	$40	1	0
05/2021	$5	RUB	351	0	0
05/2021	31	ZAR	474	1	0
06/2021	25	RUB	1,926	0	0
06/2021	ZAR	474	$31	0	(1)
07/2021	DKK	9,365	1,490	12	0
BPS	04/2021	CAD	137	109	0	0
04/2021	EUR	390	465	8	0
04/2021	TWD	7,356	267	8	0
04/2021	$127	JPY	13,900	0	(2)
06/2021	CNH	2,561	$392	4	0
06/2021	KRW	373,893	333	1	0
BRC	04/2021	CHF	22	24	1	0
05/2021	$3	MXN	65	0	0
06/2021	2	TWD	56	0	0
CBK	04/2021	AUD	1,057	$819	16	0
04/2021	CHF	22	24	1	0
04/2021	DKK	6,378	1,044	38	0
04/2021	ILS	800	236	0	(3)
04/2021	PEN	2,963	814	22	0
04/2021	$202	CAD	254	1	0
04/2021	894	DKK	5,649	0	(4)
04/2021	557	PEN	2,066	0	(5)
04/2021	455	SEK	3,845	0	(15)
05/2021	CAD	254	$202	0	(1)
05/2021	PEN	1,318	364	12	0
06/2021	$60	PEN	222	0	(1)
06/2021	56	RUB	4,154	0	(1)
06/2021	558	TWD	15,525	0	(8)
07/2021	DKK	5,649	$896	4	0
11/2021	ILS	3,501	1,066	14	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

12/2021	PEN	1,844	496	4	0
01/2022	ILS	950	290	4	0
02/2022	2,201	678	16	0
DUB	06/2021	MYR	1,096	269	5	0
GLM	04/2021	BRL	656	119	2	0
04/2021	$1,295	AUD	1,697	0	(5)
04/2021	115	BRL	656	1	0
05/2021	AUD	1,697	$1,295	5	0
05/2021	$471	NOK	4,015	0	(2)
05/2021	3	RUB	187	0	0
05/2021	ZAR	2,049	$133	0	(5)
06/2021	CNH	14,893	2,260	4	0
01/2022	ILS	1,055	326	8	0
HUS	04/2021	BRL	470	86	2	0
04/2021	CAD	380	304	2	0
04/2021	EUR	80	95	2	0
04/2021	GBP	516	713	3	(1)
04/2021	SEK	2,985	348	6	0
04/2021	$171	AUD	219	0	(5)
04/2021	83	BRL	470	1	0
04/2021	208	CAD	263	2	0
04/2021	542	DKK	3,410	0	(4)
04/2021	315	EUR	261	0	(9)
04/2021	251	GBP	180	0	(3)
04/2021	335	NZD	461	0	(13)
05/2021	ILS	311	$95	2	0
05/2021	PEN	119	32	1	0
05/2021	$3	RUB	193	0	0
05/2021	31	ZAR	457	0	0
06/2021	HKD	475	$61	0	0
06/2021	KRW	35,036	31	0	0
06/2021	PEN	71	19	1	0
06/2021	$237	MXN	4,943	3	0
06/2021	14	RUB	1,006	0	0
06/2021	94	ZAR	1,452	3	0
06/2021	ZAR	457	$30	0	0
JPM	04/2021	AUD	81	62	1	0
04/2021	$1,059	DKK	6,673	0	(7)
06/2021	CNY	6,567	$1,008	13	0
06/2021	$135	CNH	884	0	(1)
06/2021	77	TWD	2,141	0	(1)
06/2021	41	ZAR	629	1	0
07/2021	DKK	6,298	$999	5	0
MYI	04/2021	AUD	778	616	25	0
04/2021	DKK	2,959	483	17	0
04/2021	MXN	60	3	0	0
04/2021	$6,242	JPY	688,082	0	(28)
05/2021	JPY	688,082	$6,244	28	0
06/2021	CNH	19,246	2,930	14	0
06/2021	KRW	50,836	45	0	0
06/2021	$8	EUR	6	0	(1)
SCX	04/2021	EUR	10,257	$12,460	432	0
04/2021	$8,241	GBP	5,990	17	0
04/2021	126	TWD	3,547	0	(1)
05/2021	EUR	10,257	$12,062	27	0
05/2021	GBP	5,990	8,242	0	(17)
06/2021	KRW	136,310	121	0	0
06/2021	TWD	19,855	722	19	0
06/2021	$231	IDR	3,360,412	0	(2)
06/2021	74	TWD	2,061	0	(1)
SOG	04/2021	JPY	701,982	$6,645	304	0
SSB	06/2021	$2	TWD	56	0	0
UAG	04/2021	DKK	7,136	$1,169	44	0
04/2021	$123	RUB	9,139	0	(3)
05/2021	113	8,408	0	(2)
05/2021	74	ZAR	1,118	1	0
06/2021	27	RUB	2,054	0	(1)
06/2021	ZAR	1,118	$74	0	(1)

Total Forward Foreign Currency Contracts	$1,440	$(178)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	09/30/2021	500	$11	$10
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.200	01/25/2022	2,400	19	47

$30	$57

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	200	$15	$28

Total Purchased Options						$45	$85

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450%	04/21/2021	200	$0	$0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	100	0	0
BPS	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	200	0	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	200	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	400	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	300	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	300	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	100	0	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	400	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	700	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	900	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	700	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	200	0	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	300	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	300	(1)	(1)
CBK	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	200	0	0
DBL	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	100	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	200	0	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	200	0	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	200	(1)	0
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	06/16/2021	400	0	(1)
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	400	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	200	0	0
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	102.000	06/16/2021	100	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	300	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	300	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	200	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	300	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	100	0	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	200	0	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	200	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	200	0	0
JPM	Put - OTC CDX.HY-35 5-Year Index	Sell	103.000	05/19/2021	100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	100	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	100	0	0
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	100	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	300	(1)	0

						$(16)	$(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

HUS	Put - OTC EUR versus CNH	CNH	7.700	04/28/2021	400	$(1)	$(2)
Call - OTC EUR versus CNH	7.950	04/28/2021	400	(3)	0
Put - OTC USD versus ILS	ILS	3.195	04/14/2021	196	(1)	0
Call - OTC USD versus ILS	3.315	04/14/2021	196	(1)	(2)
Put - OTC USD versus ILS	3.165	05/06/2021	173	(1)	0
Call - OTC USD versus ILS	3.328	05/06/2021	173	(1)	(2)
JPM	Put - OTC USD versus ILS	3.182	05/18/2021	101	0	0
Call - OTC USD versus ILS	3.338	05/18/2021	101	0	(1)
Put - OTC USD versus ILS	3.260	06/30/2021	148	(1)	(1)
Call - OTC USD versus ILS	3.415	06/30/2021	148	(1)	(1)

$(10)	$(9)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	2,500	$(13)	$0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865	04/19/2021	900	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	900	(2)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/15/2021	300	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	06/15/2021	300	(2)	(3)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(31)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	800	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	800	(1)	(2)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	06/14/2021	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	06/14/2021	400	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.522	04/12/2021	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.862	04/12/2021	200	(1)	(1)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,700	(8)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	04/19/2021	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.858	04/19/2021	400	(2)	(2)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	600	(4)	(4)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	3,300	(29)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,000	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,000	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.840	04/19/2021	200	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/19/2021	200	0	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	500	(13)	(29)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	2,500	(22)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,600	(8)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.820	04/15/2021	500	(1)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/15/2021	500	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	500	(8)	(29)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	4,900	(6)	(4)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	4,900	(6)	(12)

$(153)	$(130)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	1-Month USD-LIBOR	10/07/2022	1,750	$(2)	$(1)
Call - OTC 1-Year Interest Rate Floor	0.000	1-Month USD-LIBOR	10/08/2022	1,000	(1)	0

$(3)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	100	$0	$(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	200	(1)	(1)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	100	0	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	100	0	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	100	(1)	(3)

$(2)	$(8)

Total Written Options	$(184)	$(152)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	(1.000)%	Quarterly	12/20/2025	2.101%	$300	$14	$1	$15	$0
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	500	(18)	12	0	(6)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	400	(10)	2	0	(8)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	200	(4)	0	0	(4)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	400	(14)	9	0	(5)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	500	(12)	2	0	(10)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	100	(3)	2	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	300	(6)	0	0	(6)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	400	(14)	9	0	(5)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	200	(5)	1	0	(4)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	200	(5)	1	0	(4)

$(77)	$39	$15	$(53)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.619%	$200	$(5)	$8	$3	$0
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.451	EUR	200	(1)	3	2	0

$(6)	$11	$5	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700	$527	$3	$0	$3	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	58	58	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	53	51	0

							$1	$111	$112	$0

Total Swap Agreements							$(82)	$161	$132	$(53)

(1)					Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)					At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$33	$0	$33
Australia
Corporate Bonds & Notes	0	536	0	536
Sovereign Issues	0	2,112	0	2,112
Brazil
Corporate Bonds & Notes	0	1	0	1
Canada
Corporate Bonds & Notes	0	212	0	212
Non-Agency Mortgage-Backed Securities	0	57	0	57
Sovereign Issues	0	122	0	122
Cayman Islands
Asset-Backed Securities	0	2,737	0	2,737
Corporate Bonds & Notes	0	470	0	470
Non-Agency Mortgage-Backed Securities	0	203	0	203
Chile
Sovereign Issues	0	201	0	201
China
Sovereign Issues	0	6,999	0	6,999
Denmark
Corporate Bonds & Notes	0	3,301	0	3,301
France
Corporate Bonds & Notes	0	1,615	0	1,615
Sovereign Issues	0	2,090	0	2,090
Germany
Corporate Bonds & Notes	0	1,950	0	1,950
Ireland
Asset-Backed Securities	0	941	0	941
Corporate Bonds & Notes	0	201	0	201
Israel
Sovereign Issues	0	2,177	0	2,177
Italy
Corporate Bonds & Notes	0	1,359	0	1,359
Sovereign Issues	0	1,296	0	1,296
Japan
Corporate Bonds & Notes	0	2,103	0	2,103
Sovereign Issues	0	6,785	0	6,785
Kuwait
Sovereign Issues	0	774	0	774
Lithuania
Sovereign Issues	0	126	0	126
Luxembourg
Corporate Bonds & Notes	0	236	0	236
Malaysia
Sovereign Issues	0	254	0	254
Mexico
Corporate Bonds & Notes	0	85	0	85
Netherlands
Asset-Backed Securities	0	1,544	0	1,544
Corporate Bonds & Notes	0	1,045	0	1,045
Preferred Securities	0	80	0	80
New Zealand
Sovereign Issues	0	136	0	136
Norway
Corporate Bonds & Notes	0	197	0	197
Peru
Sovereign Issues	0	1,110	0	1,110
Qatar
Sovereign Issues	0	1,762	0	1,762
Romania
Sovereign Issues	0	117	0	117
Russia
Sovereign Issues	0	83	0	83
Saudi Arabia
Sovereign Issues	0	2,320	0	2,320
Serbia
Sovereign Issues	0	114	0	114
Singapore
Corporate Bonds & Notes	0	306	0	306
South Korea
Sovereign Issues	0	1,225	0	1,225
Spain
Corporate Bonds & Notes	0	488	0	488
Preferred Securities	0	475	0	475
Sovereign Issues	0	1,796	0	1,796
Supranational
Corporate Bonds & Notes	0	636	0	636
Switzerland
Corporate Bonds & Notes	0	1,029	0	1,029
United Arab Emirates
Sovereign Issues	0	650	0	650
United Kingdom
Corporate Bonds & Notes	0	7,990	0	7,990
Non-Agency Mortgage-Backed Securities	0	5,204	0	5,204
Preferred Securities	0	64	0	64

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2021 (Unaudited)

Sovereign Issues	0	262	0	262
United States
Asset-Backed Securities	0	4,902	0	4,902
Corporate Bonds & Notes	0	9,299	0	9,299
Loan Participations and Assignments	0	75	0	75
Non-Agency Mortgage-Backed Securities	0	3,186	0	3,186
Preferred Securities	0	624	0	624
U.S. Government Agencies	0	25,403	0	25,403
U.S. Treasury Obligations	0	8,137	0	8,137
Short-Term Instruments
Argentina Treasury Bills	0	31	0	31
Israel Treasury Bills	0	927	0	927

	$0	$120,193	$0	$120,193
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$998	$0	$0	$998

Total Investments	$998	$120,193	$0	$121,191

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(656)	0	(656)
United States
U.S. Government Agencies	0	(9,548)	0	(9,548)

	$0	$(10,204)	$0	$(10,204)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	56	0	111
Over the counter	0	1,657	0	1,657

	$55	$1,713	$0	$1,768
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(70)	(73)	0	(143)
Over the counter	0	(383)	0	(383)

	$(70)	$(456)	$0	$(526)

Total Financial Derivative Instruments	$(15)	$1,257	$0	$1,242

Totals	$983	$111,246	$0	$112,229

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$685	$2	$0	$0	$0	$687	$2	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$711	$8,300	$(8,700)	$0	$0	$311	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOM	Bank of Montreal	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 97.5%
MUTUAL FUNDS (a) 90.1%
PIMCO Emerging Markets Bond Fund	2,804,336	$28,801
PIMCO Global Advantage® Strategy Bond Fund	3,349,214	38,349
PIMCO Income Fund	4,010,942	48,011
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,632,955	28,699
PIMCO Investment Grade Credit Bond Fund	4,468,743	47,905
PIMCO RAE International Fund	4,354,473	47,420
PIMCO RAE PLUS EMG Fund	4,642,301	47,676
PIMCO RAE PLUS Small Fund	4,370,459	47,813
PIMCO Real Return Fund	3,967,448	47,847
PIMCO Short-Term Fund	14,572,152	143,390
PIMCO StocksPLUS® Fund	3,931,637	47,966
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,434,419	47,714
PIMCO StocksPLUS® International Fund (Unhedged)	14,008,440	95,397
PIMCO Total Return Fund IV	13,093,956	143,510

Total Mutual Funds (Cost $766,075)		860,498

SHORT-TERM INSTRUMENTS 7.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.4%
PIMCO Short-Term Floating NAV Portfolio III	7,107,994	70,085

Total Short-Term Instruments (Cost $69,937)		70,085

Total Investments in Affiliates (Cost $836,012)		930,583

Total Investments 97.5% (Cost $836,012)		$930,583
Financial Derivative Instruments (b) 0.4%(Cost or Premiums, net $8,153)		4,290
Other Assets and Liabilities, net 2.1%		20,051

Net Assets 100.0%		$954,924

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)		Institutional Class Shares of each Fund.
(b)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500		2,600.000	12/17/2021	204	$20	$1,471	$626
Put - CBOE S&P 500		2,950.000	12/17/2021	204	20	2,516	1,109
Put - CBOE S&P 500		3,325.000	12/17/2021	204	20	4,166	2,012

Total Purchased Options						$8,153	$3,747

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-mini S&P 500 Index June Futures	06/2021	551	$109,302		$973	$543	$0

Total Futures Contracts					$973	$543	$0

Cash of $6,066 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory		Level 1	Level 2		Level 3	Fair Value at 03/31/2021

Investments in Affiliates, at Value

Mutual Funds	$860,498	$0	$0	$860,498
Short-Term Instruments
Central Funds Used for Cash Management Purposes	70,085	0	0	70,085

Total Investments	$930,583	$0	$0	$930,583

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$543	$3,747	$0	$4,290

Total Financial Derivative Instruments	$543	$3,747	$0	$4,290

Totals	$931,126	$3,747	$0	$934,873

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in Institutional Class Shares or, as applicable or Class M shares of PIMCO Funds, PIMCO Equity Series and affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$29,406	$1,117	$0	$0	$(1,722)	$28,801	$316	$0
PIMCO Global Advantage® Strategy Bond Fund	39,097	382	(261)	(3)	(866)	38,349	175	0
PIMCO Income Fund	48,985	485	(894)	(27)	(538)	48,011	499	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	29,314	310	(423)	(6)	(496)	28,699	112	0
PIMCO Investment Grade Credit Bond Fund	48,970	1,652	(211)	(11)	(2,495)	47,905	399	0
PIMCO RAE International Fund	48,636	0	(5,611)	789	3,606	47,420	0	0
PIMCO RAE PLUS EMG Fund	48,736	4,976	(6,438)	226	176	47,676	4,976	0
PIMCO RAE PLUS Small Fund	48,783	6,940	(12,301)	831	3,560	47,813	6,940	0
PIMCO Real Return Fund	48,925	1,350	(1,598)	(16)	(814)	47,847	182	0
PIMCO Short-Term Fund	146,444	229	(3,432)	(7)	156	143,390	236	0
PIMCO Short-Term Floating NAV Portfolio III	70,650	46,042	(46,600)	0	(7)	70,085	42	0
PIMCO StocksPLUS® Fund	49,077	840	(3,943)	405	1,587	47,966	840	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	48,545	0	(4,384)	307	3,246	47,714	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	96,978	0	(4,571)	387	2,603	95,397	0	0
PIMCO Total Return Fund IV	146,711	2,857	(1,108)	(31)	(4,919)	143,510	611	0
Totals	$949,257	$67,180	$(91,775)	$2,844	$3,077	$930,583	$15,328	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 45.0% ¤
CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 6.3%
Aircastle Ltd. 2.850% due 01/26/2028		$1,200	$1,149
Ally Financial, Inc. 8.000% due 11/01/2031		800	1,115
Aviation Capital Group LLC 5.500% due 12/15/2024		500	560
Deutsche Bank AG 4.250% due 10/14/2021		3,400	3,464
FCE Bank PLC 0.869% due 09/13/2021	EUR	600	705
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		$1,200	1,297
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,600	1,997
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	28,583	4,406
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$1,200	1,155
MGM Growth Properties Operating Partnership LP 3.875% due 02/15/2029		700	699
Natwest Group PLC
1.751% (US0003M + 1.550%) due 06/25/2024 ~		700	715
4.519% due 06/25/2024 •		400	432
New Metro Global Ltd. 6.500% due 05/20/2022		800	825
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	22,943	3,539
Nykredit Realkredit A/S 1.000% due 10/01/2050		35,265	5,434
Starwood Property Trust, Inc. 5.500% due 11/01/2023		$400	418
Sunac China Holdings Ltd. 8.350% due 04/19/2023		800	834
UniCredit SpA 7.830% due 12/04/2023		6,150	7,172
Ursa Re Ltd. 3.765% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		1,100	1,127

			37,043

INDUSTRIALS 4.1%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		769	844
American Airlines Pass-Through Trust
3.350% due 04/15/2031		86	88
3.700% due 04/01/2028		339	337
American Airlines, Inc. 5.750% due 04/20/2029		100	107
Berry Global, Inc. 4.875% due 07/15/2026		6,295	6,668
BRF GmbH 4.350% due 09/29/2026		1,100	1,127
Broadcom, Inc. 3.459% due 09/15/2026		208	223
Caesars Entertainment, Inc. 6.250% due 07/01/2025		400	427
Caesars Resort Collection LLC 5.750% due 07/01/2025		400	423
DAE Funding LLC 1.625% due 02/15/2024		1,000	999
Delta Air Lines, Inc. 2.900% due 10/28/2024		400	400
Energy Transfer Operating LP 3.750% due 05/15/2030		1,100	1,135
Expedia Group, Inc. 6.250% due 05/01/2025		44	51
Gazprom OAO Via Gaz Capital S.A. 4.950% due 03/23/2027		1,400	1,536
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		600	595

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.000% due 05/01/2031		600	601
Marriott International, Inc. 4.625% due 06/15/2030		200	224
Microchip Technology, Inc. 3.922% due 06/01/2021		100	101
NCL Corp. Ltd. 10.250% due 02/01/2026		1,100	1,293
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		900	988
RCS & RDS S.A. 3.250% due 02/05/2028	EUR	1,200	1,415
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		$1,200	1,178
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	900	1,352
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		$40	44
United Airlines 2019-2 Class A Pass-Through Trust 2.900% due 11/01/2029		196	189
United Airlines Pass-Through Trust 3.100% due 01/07/2030		326	334
Univision Communications, Inc. 6.625% due 06/01/2027		400	428
VMware, Inc. 3.900% due 08/21/2027		200	218
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	419

			23,744

UTILITIES 0.5%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		1,700	1,756
Pacific Gas & Electric Co. 2.500% due 02/01/2031		1,100	1,039

			2,795

Total Corporate Bonds & Notes (Cost $61,560)			63,582

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. 6.000% due 10/15/2027		1,300	1,104

Total Convertible Bonds & Notes (Cost $1,269)			1,104

U.S. GOVERNMENT AGENCIES 0.2%
Ginnie Mae 0.599% due 08/20/2068 •		875	867
Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051		100	102

Total U.S. Government Agencies (Cost $968)			969

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
1.375% due 11/15/2040		9,500	8,084
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030 (l)		9,487	10,306

Total U.S. Treasury Obligations (Cost $19,633)			18,390

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Alliance Bancorp Trust 0.349% due 07/25/2037 •		409	382
Bear Stearns Adjustable Rate Mortgage Trust
3.056% due 02/25/2036 ^~		27	27
3.263% due 07/25/2036 ^~		104	102
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		302	230
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	2,042	2,826
Residential Accredit Loans, Inc. Trust 0.469% due 06/25/2046 •		$243	83
Residential Asset Securitization Trust 0.509% due 05/25/2035 •		438	326
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	GBP	1,646	2,284

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 0.769% due 01/25/2045 •		$2,383	2,377

Total Non-Agency Mortgage-Backed Securities (Cost $8,340)			8,637

ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp. Home Equity Loan Trust 1.909% due 06/25/2034 •		75	75
Argent Mortgage Loan Trust 0.349% due 05/25/2035 •		636	595
Argent Securities Trust 0.259% due 07/25/2036 •		459	422
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	727	853
CIT Mortgage Loan Trust 1.459% due 10/25/2037 •		$1,473	1,482
Countrywide Asset-Backed Certificates
0.249% due 05/25/2035 •		459	443
0.359% due 03/25/2037 •		700	671
Dryden Senior Loan Fund 1.141% due 10/15/2027 •		1,218	1,219
First Franklin Mortgage Loan Trust 0.814% due 11/25/2036 •		1,600	1,573
Fremont Home Loan Trust
0.244% due 10/25/2036 •		904	831
0.259% due 10/25/2036 •		2,254	1,256
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •		160	160
IndyMac Mortgage Loan Trust 0.179% due 07/25/2036 •		964	384
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		591	496
Lehman XS Trust
0.269% due 05/25/2036 •		682	746
5.244% due 06/25/2036 þ		766	779
Long Beach Mortgage Loan Trust 0.709% due 01/25/2036 •		1,346	1,231
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	300	352
Marlette Funding Trust 2.690% due 09/17/2029		$36	36
Morgan Stanley ABS Capital, Inc. Trust 1.084% due 07/25/2035 •		19	20
Mountain View CLO Ltd. 1.041% due 10/15/2026 •		126	126
Sudbury Mill CLO Ltd. 1.373% due 01/17/2026 •		166	167
Tralee CLO Ltd. 1.254% due 10/20/2027 •		383	383
Venture CLO Ltd. 1.121% due 07/15/2027 •		514	515

Total Asset-Backed Securities (Cost $14,054)			14,815

SOVEREIGN ISSUES 11.4%
Argentina Government International Bond
0.125% due 07/09/2030 þ		441	145
0.125% due 07/09/2035 þ		289	84
1.000% due 08/05/2021	ARS	1,095	8
15.500% due 10/17/2026		10,280	28
34.109% (BADLARPP) due 10/04/2022 ~		3,700	23
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		2,035	13
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		3,390	23
China Development Bank 3.340% due 07/14/2025	CNY	224,000	34,161
Dominican Republic International Bond 9.750% due 06/05/2026	DOP	37,300	711
Italy Buoni Poliennali Del Tesoro 0.500% due 02/01/2026	EUR	9,400	11,287
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,700	700
5.940% due 02/12/2029		7,500	2,275
8.200% due 08/12/2026		9,100	3,179
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,494

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

South Africa Government International Bond 10.500% due 12/21/2026	ZAR	164,700	12,710

Total Sovereign Issues (Cost $67,586)			66,841

		SHARES
COMMON STOCKS 2.1%
INFORMATION TECHNOLOGY 2.0%
Advantest Corp.		7,400	647
Applied Materials, Inc.		3,200	428
Cadence Design Systems, Inc. (b)		2,200	301
Cirrus Logic, Inc. (b)		3,300	280
Globalwafers Co. Ltd.		11,000	289
Infineon Technologies AG		14,400	611
Intel Corp.		8,600	550
Lam Research Corp.		1,300	774
Marvell Technology Group Ltd.		12,300	602
Maxim Integrated Products, Inc.		6,400	585
MediaTek, Inc.		9,000	306
Nanya Technology Corp.		86,000	277
Novatek Microelectronics Corp.		16,000	322
NVIDIA Corp.		1,300	694
NXP Semiconductors NV		3,500	705
Power Integrations, Inc.		3,300	269
Realtek Semiconductor Corp.		17,000	294
Rohm Co. Ltd.		3,000	293
Samsung Electronics Co. Ltd.		8,900	640
Skyworks Solutions, Inc.		3,700	679
Synopsys, Inc. (b)		1,200	297
Taiwan Semiconductor Manufacturing Co. Ltd.		29,000	597
Teradyne, Inc.		2,300	280
Tokyo Electron Ltd.		1,500	634
United Microelectronics Corp.		156,000	274
Win Semiconductors Corp.		22,000	301

			11,929

MATERIALS 0.1%
Shin-Etsu Chemical Co. Ltd.		3,300	555

Total Common Stocks (Cost $12,214)			12,484

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		420,000	459

Total Preferred Securities (Cost $421)			459

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Gaming and Leisure Properties, Inc.		19	1

Total Real Estate Investment Trusts (Cost $1)			1

SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS (i) 0.9%			5,298

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
5.261% due 06/30/2021 - 09/13/2021 (c)(d)	ARS	27,776	192

JAPAN TREASURY BILLS 4.8%
(0.096)% due 06/21/2021 (d)(e)	JPY	3,112,000	28,112

U.S. TREASURY BILLS 6.4%
0.048% due 04/29/2021 - 09/30/2021 (a)(c)(d)(l)		$37,012	37,008

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 0.9%
0.041% due 07/20/2021 (d)(e)	5,400	5,400

Total Short-Term Instruments (Cost $76,447)		76,010

Total Investments in Securities (Cost $262,493)		263,292

	SHARES
INVESTMENTS IN AFFILIATES 49.7%
MUTUAL FUNDS (h) 30.2%
PIMCO Investment Grade Credit Bond Fund	7,548,980	80,925
PIMCO Mortgage Opportunities and Bond Fund	8,766,519	95,906

Total Mutual Funds (Cost $174,929)		176,831

SHORT-TERM INSTRUMENTS 19.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.5%
PIMCO Short Asset Portfolio	5,906,352	59,264
PIMCO Short-Term Floating NAV Portfolio III	5,524,655	54,473

Total Short-Term Instruments (Cost $113,530)		113,737

Total Investments in Affiliates (Cost $288,459)		290,568

Total Investments 94.7% (Cost $550,952)		$553,860
Financial Derivative Instruments (j)(k) (0.4)%(Cost or Premiums, net $3,868)		(2,448)
Other Assets and Liabilities, net 5.7%		33,167

Net Assets 100.0%		$584,579

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	(0.040)%	03/31/2021	04/01/2021	$5,298	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2031	$(5,306)	$5,298	$5,298

Total Repurchase Agreements	$(5,306)	$5,298	$5,298

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

U.S. Treasury Obligations (0.9)%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/2031	$4,923	$(5,292)	$(5,306)

Total Short Sales (0.9)%	$(5,292)	$(5,306)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2021	1	$89	$0	$0	$0
Brent Crude December Futures	10/2021	8	482	(15)	0	(8)
Cocoa July Futures	07/2021	11	262	(13)	0	0
Copper July Futures	07/2021	10	1,000	(15)	5	0
Corn September Futures	09/2021	14	347	7	17	0
Cotton No. 2 December Futures	12/2021	6	240	(10)	4	0
DAX Index June Futures	06/2021	17	7,490	303	96	(3)
E-mini NASDAQ 100 Index June Futures	06/2021	12	3,142	21	51	0
E-Mini Russell 2000 Index June Futures	06/2021	113	12,557	(646)	170	0
E-mini S&P 500 Index June Futures	06/2021	1,010	200,354	1,678	1,016	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

Euro STOXX 50 June Futures	06/2021	134	6,075	133	66	(10)
Euro STOXX 600 June Futures	06/2021	1,657	41,321	756	308	(71)
FTSE/MIB Index June Futures	06/2021	1	143	2	1	0
Gas Oil September Futures	09/2021	4	206	(4)	0	0
Gold 100 oz. June Futures	06/2021	16	2,745	46	47	0
Hard Red Winter Wheat September Futures	09/2021	8	235	(21)	7	0
IBEX 35 Index April Futures	04/2021	1	101	(1)	1	0
Iron Ore July Futures	07/2021	37	546	8	0	(3)
Iron Ore May Futures	05/2021	8	124	3	0	(1)
Lean Hogs October Futures	10/2021	4	136	4	1	0
Live Cattle June Futures	06/2021	6	295	6	2	0
Live Cattle October Futures	10/2021	2	100	0	1	0
Mini MSCI Emerging Markets Index June Futures	06/2021	75	4,959	(63)	32	0
Natural Gas September Futures	08/2021	15	411	(33)	0	0
New York Harbor ULSD September Futures	08/2021	7	524	(6)	0	(6)
Nickel July Futures	07/2021	5	482	(17)	0	(17)
Nikkei 225 Yen-denominated June Futures	06/2021	176	23,322	286	32	(20)
Platinum July Futures	07/2021	8	477	0	12	0
RBOB Gasoline September Futures	08/2021	10	791	93	0	(11)
S&P/Toronto Stock Exchange 60 June Futures	06/2021	71	12,555	(24)	3	(22)
Silver July Futures	07/2021	1	123	(7)	2	0
Soybean July Futures	07/2021	17	1,214	28	59	0
Soybean Meal December Futures	12/2021	9	358	21	22	0
Soybean Meal July Futures	07/2021	45	1,912	80	111	0
Soybean November Futures	11/2021	8	503	16	28	0
Soybean Oil December Futures	12/2021	11	304	26	16	0
SPI 200 Index June Futures	06/2021	143	18,372	68	152	(136)
Sugar No. 11 October Futures	09/2021	14	232	(9)	0	(1)
Topix Index June Futures	06/2021	119	21,000	580	172	(258)
U.S. Treasury 10-Year Note June Futures	06/2021	365	47,792	(695)	0	(124)
U.S. Treasury 30-Year Bond June Futures	06/2021	17	2,628	(100)	0	(8)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	25	4,530	(229)	0	(29)
Wheat September Futures	09/2021	7	216	(9)	6	0
WTI Crude September Futures	08/2021	2	116	7	0	(2)

$2,255	$2,440	$(730)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2021	5	$(277)	$0	$1	$0
Arabica Coffee July Futures	07/2021	9	(423)	20	0	(3)
Australia Government 10-Year Bond June Futures	06/2021	2	(210)	2	2	0
CAC 40 Index April Futures	04/2021	1	(71)	(1)	0	(1)
Canada Government 10-Year Bond June Futures	06/2021	7	(773)	24	3	0
Corn July Futures	07/2021	73	(1,998)	(62)	0	(91)
Euro-Bobl June Futures	06/2021	78	(12,356)	(3)	23	(7)
Euro-Bund 10-Year Bond June Futures	06/2021	83	(16,671)	0	20	(44)
Hard Red Winter Wheat July Futures	07/2021	16	(465)	16	0	(14)
Japan Government 10-Year Bond June Futures	06/2021	1	(1,365)	(3)	3	0
Lead July Futures	07/2021	4	(198)	(2)	0	(2)
Lean Hogs June Futures	06/2021	16	(674)	(90)	5	0
Natural Gas July Futures	06/2021	19	(519)	10	2	0
OMX Stockholm 30 Index April Futures	04/2021	1	(25)	0	0	0
Soybean Oil July Futures	07/2021	1	(30)	(1)	0	(2)
Sugar No. 11 July Futures	06/2021	9	(149)	6	1	0
U.S. Treasury 2-Year Note June Futures	06/2021	91	(20,086)	19	6	0
U.S. Treasury 5-Year Note June Futures	06/2021	375	(46,274)	575	61	0
United Kingdom Long Gilt June Futures	06/2021	96	(16,886)	67	39	(1)
Wheat July Futures	07/2021	24	(739)	21	0	(19)

$598	$166	$(184)

Total Futures Contracts	$2,853	$2,606	$(914)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 35 5-Year Index	(5.000)%	Quarterly	06/20/2026	EUR	100	$(13)	$(1)	$(14)	$0	$(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index		5.000%	Quarterly	12/20/2025		$15,000	$1,320	$62	$1,382	$75	$0
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		12,400	1,070	54	1,124	37	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		100	2	0	2	0	0
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	2,900	89	2	91	3	0

							$2,481	$118	$2,599	$115	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.080%	Annual	01/20/2023	GBP	27,600	$(12)	$(117)	$(129)	$0	$(3)
Receive	1-Day GBP-SONIO Compounded-OIS	0.030	Annual	01/20/2026		40,900	91	1,159	1,250	95	0
Pay	1-Day GBP-SONIO Compounded-OIS	0.120	Annual	01/20/2031		6,000	(442)	(79)	(521)	0	(30)
Pay	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	01/20/2051		3,700	(170)	(769)	(939)	0	(46)
Pay	1-Day INR-MIBOR Compounded-OIS	5.270	Semi-Annual	03/17/2026	INR	639,500	0	26	26	0	(1)
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	50,700	0	95	95	0	(3)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		36,400	0	66	66	0	(2)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		40,900	(1)	77	76	0	(3)
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		3,800	0	7	7	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		11,700	0	21	21	0	(1)
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		17,400	0	32	32	0	(1)
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		11,200	0	20	20	0	(1)
Pay	1-Year BRL-CDI	3.290	Maturity	01/03/2022		280,600	0	(218)	(218)	18	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		70,800	(108)	140	32	0	(5)
Receive	1-Year BRL-CDI	5.850	Maturity	01/02/2025		10,900	0	95	95	0	0
Receive	1-Year BRL-CDI	6.350	Maturity	01/02/2025		30,100	0	163	163	0	(1)
Receive	1-Year BRL-CDI	6.390	Maturity	01/02/2025		3,300	5	10	15	0	0
Receive	3-Month CAD-Bank Bill	0.550	Semi-Annual	01/20/2023	CAD	53,600	29	(18)	11	3	0
Pay	3-Month CAD-Bank Bill	0.800	Semi-Annual	01/20/2026		40,000	(360)	(526)	(886)	0	(16)
Receive	3-Month CAD-Bank Bill	1.130	Semi-Annual	01/20/2031		18,900	109	1,147	1,256	22	0
Pay	3-Month CAD-Bank Bill	1.530	Semi-Annual	01/20/2051		3,700	(250)	(395)	(645)	0	(16)
Receive	3-Month CNY-CNREPOFIX	2.655	Quarterly	12/16/2025	CNY	84,000	32	35	67	0	(15)
Receive	3-Month CNY-CNREPOFIX	2.660	Quarterly	03/17/2026		9,800	18	(9)	9	0	(2)
Receive(6)	3-Month CNY-CNREPOFIX	3.000	Quarterly	06/16/2026		23,000	(8)	(21)	(29)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	2.955	Quarterly	11/12/2025	COP	14,014,800	0	(222)	(222)	13	0
Receive	3-Month COP-IBR Compounded-OIS	3.205	Quarterly	12/11/2025		4,008,300	0	55	55	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	3.475	Quarterly	02/19/2026		9,658,000	0	(111)	(111)	11	0
Pay	3-Month KRW-KORIBOR	0.939	Quarterly	12/16/2025	KRW	14,372,200	(155)	(158)	(313)	10	0
Pay	3-Month KRW-KORIBOR	1.153	Quarterly	03/17/2026		1,137,900	(3)	(13)	(16)	1	0
Pay	3-Month KRW-KORIBOR	1.299	Quarterly	03/17/2026		1,460,400	0	(12)	(12)	1	0
Receive	3-Month USD-LIBOR	0.240	Semi-Annual	01/20/2023		$102,900	(80)	119	39	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		6,400	(299)	167	(132)	4	0
Pay	3-Month USD-LIBOR	0.440	Semi-Annual	01/20/2026		3,600	(61)	(33)	(94)	0	(4)
Pay	3-Month USD-LIBOR	0.830	Semi-Annual	01/20/2031		55,200	(1,543)	(3,234)	(4,777)	0	(74)
Receive	3-Month USD-LIBOR	1.220	Semi-Annual	01/20/2051		15,600	1,982	1,559	3,541	56	0
Receive	3-Month ZAR-JIBAR	4.970	Quarterly	09/30/2025	ZAR	12,300	12	13	25	1	0
Pay	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		45,500	(91)	(15)	(106)	0	(5)
Receive	6-Month CLP-CHILIBOR	1.070	Semi-Annual	01/26/2024	CLP	26,237,800	(2)	735	733	134	0
Receive	6-Month CLP-CHILIBOR	1.300	Semi-Annual	10/02/2025		1,410,800	0	88	88	10	0
Pay	6-Month CLP-CHILIBOR	1.340	Semi-Annual	11/12/2025		1,825,100	0	(118)	(118)	0	(13)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pay	6-Month CLP-CHILIBOR	1.625	Semi-Annual	12/11/2025	5,500,000	0	(270)	(270)	0	(39)
Receive	6-Month CLP-CHILIBOR	1.625	Semi-Annual	01/26/2026	15,945,400	(1)	880	879	114	0
Pay	6-Month CLP-CHILIBOR	2.660	Semi-Annual	01/26/2031	16,916,500	18	(1,512)	(1,494)	0	(82)
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	CZK	280,100	323	149	472	41	0
Receive	6-Month EUR-EURIBOR	0.540	Annual	01/20/2023	EUR	7,300	7	(2)	5	1	0
Pay	6-Month EUR-EURIBOR	0.480	Annual	01/20/2026	7,300	(56)	(2)	(58)	0	(6)
Pay	6-Month EUR-EURIBOR	0.280	Annual	01/20/2031	17,400	(115)	(537)	(652)	0	(30)
Receive	6-Month EUR-EURIBOR	0.070	Annual	01/20/2051	6,900	235	1,029	1,264	9	0
Receive	6-Month HUF-BBR	1.410	Annual	10/02/2025	HUF	6,491,900	(93)	602	509	153	0
Receive	6-Month PLN-WIBOR	0.585	Annual	09/22/2025	PLN	14,100	(18)	103	85	28	0
Pay	6-Month SGD-SOR	0.490	Semi-Annual	12/16/2025	SGD	400	(2)	(6)	(8)	0	0
Pay	6-Month SGD-SOR	0.813	Semi-Annual	03/17/2026	9,600	0	(116)	(116)	0	(4)
Pay(6)	6-Month SGD-SOR	1.100	Semi-Annual	06/16/2026	24,400	(23)	(97)	(120)	0	(11)
Pay	28-Day MXN-TIIE	4.925	Lunar	11/03/2025	MXN	53,400	(24)	(89)	(113)	6	0

$(1,056)	$(107)	$(1,163)	$744	$(422)

Total Swap Agreements	$1,412	$10	$1,422	$859	$(423)

Cash of $31,094 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Unsettled variation margin asset of $1 and Liability of $(1) for closed Future agreements is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	BRL	8,577	$1,505	$0	$(18)
04/2021	DKK	30,487	4,984	178	0
04/2021	HUF	1,687,676	5,644	180	0
04/2021	PLN	72	19	1	0
04/2021	RUB	1,115	15	0	0
04/2021	$1,550	BRL	8,577	0	(27)
04/2021	5,093	DKK	32,054	0	(40)
04/2021	761	HUF	226,165	0	(29)
05/2021	BRL	8,577	$1,548	27	0
05/2021	JPY	2,244,100	20,630	354	0
05/2021	$11,066	CAD	14,052	116	0
05/2021	3,434	CHF	3,068	0	(184)
05/2021	749	EUR	628	0	(12)
05/2021	114	ILS	373	0	(2)
05/2021	719	JPY	78,700	0	(8)
05/2021	2,212	NOK	18,725	0	(23)
06/2021	RUB	639	$8	0	0
06/2021	$1,002	TRY	7,853	0	(96)
06/2021	ZAR	29,703	$1,959	0	(35)
07/2021	DKK	32,054	5,101	40	0
BPS	04/2021	NZD	8,719	6,082	0	(8)
04/2021	TRY	6,281	774	20	0
04/2021	$3,573	AUD	4,511	0	(146)
04/2021	4,595	HUF	1,359,492	0	(194)
04/2021	6,755	NZD	9,075	0	(417)
05/2021	CZK	845	$40	2	0
05/2021	JPY	224,600	2,107	78	0
05/2021	$788	JPY	84,200	0	(27)
06/2021	CLP	2,183,521	$3,006	0	(26)
06/2021	KRW	640,548	570	2	0
08/2021	MXN	127,494	5,978	0	(177)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

BRC	05/2021	CAD	678		539	0	0
	05/2021		$1,102	SEK	9,600	0	(2)
	06/2021		2,935	MYR	12,110	0	(14)
	06/2021		750	TRY	5,892	0	(70)
CBK	04/2021	DKK	20,958		$3,430	126	0
	04/2021	MXN	67,055		3,256	0	(21)
	04/2021	PEN	4,134		1,131	27	0
	04/2021	TRY	5,631		692	16	0
	04/2021		$2,168	AUD	2,801	0	(40)
	04/2021		3,936	DKK	24,854	0	(17)
	04/2021		7,047	MXN	142,200	0	(96)
	04/2021		325	PEN	1,200	0	(4)
	05/2021	RUB	2,858		$38	1	0
	05/2021		$3,248	COP	11,508,444	0	(108)
	05/2021		8,272	PEN	29,791	0	(315)
	06/2021	PEN	1,200		$325	4	0
	06/2021	RUB	3,659		49	1	0
	07/2021	DKK	24,854		3,942	17	0
	07/2021	PEN	9,534		2,613	68	0
	09/2021		26,913		7,316	133	0
DUB	05/2021		$162	PEN	591	0	(4)
GLM	04/2021	AUD	8,300		$6,331	27	0
	04/2021	COP	545,748		148	0	(1)
	04/2021	RUB	3,443		46	0	0
	04/2021		$2,583	RUB	191,048	0	(61)
	05/2021		6,331	AUD	8,300	0	(27)
	06/2021	CNH	68,423		$10,384	17	0
	06/2021	DOP	36,892		639	0	(3)
	06/2021	MYR	12,058		2,890	0	(18)
HUS	04/2021	GBP	2,201		3,069	35	0
	04/2021	PEN	14,971		4,075	76	0
	04/2021	SEK	48,170		5,585	69	0
	04/2021		$132	HUF	39,134	0	(6)
	05/2021	CZK	376		$18	1	0
	05/2021	EUR	2,290		2,772	84	0
	05/2021	RUB	2,896		39	1	0
	05/2021		$47,386	EUR	39,223	0	(1,350)
	05/2021		393	ILS	1,284	0	(9)
	05/2021		1,395	JPY	147,800	0	(60)
	05/2021	ZAR	1,494		$102	1	0
	06/2021	THB	1,841		60	1	0
	06/2021		$1,973	HKD	15,315	0	(2)
	06/2021		893	SGD	1,204	2	0
	06/2021	ZAR	117,948		$7,643	0	(274)
JPM	04/2021		$4,388	DKK	27,709	0	(20)
	05/2021	COP	10,514,282		$2,863	0	(6)
	06/2021	CNY	66,973		10,280	136	0
	06/2021	THB	2,376		77	1	0
	06/2021		$3,099	CLP	2,260,677	40	0
	06/2021	ZAR	51,062		$3,341	0	(86)
	07/2021	DKK	27,709		4,395	20	0
MYI	04/2021		9,724		1,588	55	0
	04/2021	MXN	943		45	0	(1)
	04/2021		$4,762	AUD	6,012	0	(196)
	04/2021		8	HUF	2,495	0	0
	05/2021	EUR	7,387		$8,798	127	0
	05/2021	NOK	50,630		5,887	0	(32)
	05/2021		$593	CAD	746	1	0
	05/2021		977	CHF	913	0	(10)
	05/2021		3,838	NOK	32,463	0	(43)
	06/2021	CNH	88,424		$13,462	64	0
RBC	04/2021	AUD	5,024		3,820	4	0
	05/2021		$752	JPY	82,300	0	(8)
SCX	04/2021	BRL	8,577		$1,590	67	0
	04/2021	TRY	3,050		375	8	0
	04/2021		$1,505	BRL	8,577	18	0
	04/2021		7,019	SEK	57,770	0	(404)
	05/2021	JPY	167,700		$1,539	24	0
	05/2021		$638	JPY	69,600	0	(9)
	06/2021	INR	26,910		$361	0	(3)
	06/2021	TWD	20,701		753	20	0
SOG	05/2021		$45,272	JPY	4,790,847	0	(1,986)
	06/2021	SGD	510		$380	1	0
SSB	04/2021		$2,231	MXN	46,782	56	0
	06/2021	JPY	3,112,000		$28,692	565	0
UAG	04/2021	DKK	23,449		3,842	145	0
	04/2021	RUB	1,196		16	0	0
	04/2021		$28	PLN	112	0	0
	05/2021	CZK	419		$20	1	0
	06/2021	RUB	1,457		19	0	0

Total Forward Foreign Currency Contracts						$3,058	$(6,775)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus MXN	MXN	20.000	12/03/2021	7,400	$261	$178
Put - OTC USD versus RUB	RUB	75.000	12/03/2021	7,400	325	208
Put - OTC USD versus ZAR	ZAR	15.200	12/03/2021	7,400	325	399
MYI	Put - OTC USD versus BRL	BRL	5.000	12/03/2021	7,400	354	81

$1,265	$866

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	$2,114	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	0

$3,925	$0

Total Purchased Options	$5,190	$866

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus MXN	MXN	17.750	12/03/2021	7,400	$(41)	$(20)
Call - OTC USD versus MXN	22.500	12/03/2021	7,400	(218)	(195)
Put - OTC USD versus RUB	RUB	68.250	12/03/2021	7,400	(93)	(38)
Call - OTC USD versus RUB	85.000	12/03/2021	7,400	(232)	(182)
Put - OTC USD versus ZAR	ZAR	13.750	12/03/2021	7,400	(96)	(110)
Call - OTC USD versus ZAR	17.500	12/03/2021	7,400	(239)	(142)
MYI	Put - OTC USD versus BRL	BRL	4.300	12/03/2021	7,400	(63)	(9)
Call - OTC USD versus BRL	5.750	12/03/2021	7,400	(308)	(449)

$(1,290)	$(1,145)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(8)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0

$(263)	$(8)

Total Written Options	$(1,553)	$(1,153)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$86	$21	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,098	(685)	793	108	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	409	92	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	15	11	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	147	37	0

$(1,181)	$1,450	$269	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month ILS-TELBOR	0.245%	Annual	10/02/2025	ILS	37,200	$0	$165	$165	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

BPS	Pay	1-Day INR-MIBOR Compounded-OIS	4.785	Semi-Annual	03/17/2026	INR	265,200	0	(66)	0	(66)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Receive	3-Month ILS-TELBOR	0.245	Annual	12/10/2025	ILS	8,700	0	45	45	0
Pay	3-Month MYR-KLIBOR	2.053	Quarterly	12/16/2025	MYR	5,100	0	(35)	0	(35)
JPM	Pay	3-Month ILS-TELBOR	0.308	Annual	01/19/2026	ILS	3,200	0	(15)	0	(15)
MYC	Pay	6-Month THB-THBFIX	0.715	Semi-Annual	12/16/2025	THB	5,100	0	(2)	0	(2)
Pay	6-Month THB-THBFIX	0.768	Semi-Annual	12/16/2025	249,900	0	(90)	0	(90)
SCX	Pay	3-Month MYR-KLIBOR	2.440	Quarterly	03/17/2026	MYR	25,200	0	(76)	0	(76)
Pay	6-Month THB-THBFIX Reuters	0.795	Semi-Annual	03/17/2026	THB	24,500	0	(12)	0	(12)

$0	$(86)	$210	$(296)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	$100	$0	$1	$1	$0
Receive	BCPMREHO Index	53,734	0.540% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/15/2022	5,941	0	(567)	0	(567)
Receive	BCPMRELC Index	38,932	0.502% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/15/2022	5,941	0	(199)	0	(199)
FBF	Pay	Swiss Market Index	10	0.000% (3-Month USD-LIBOR less a specified spread)	Maturity	06/18/2021	CHF	107	0	(3)	0	(3)
GST	Receive	CMDSKEWLS Index	13,640	0.250%	Monthly	02/15/2022	$2,729	0	(106)	0	(106)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	100	0	(5)	0	(5)
Receive	JPPMRFL Index	83,865	0.389% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/03/2021	28,910	0	(8)	0	(8)
Receive	JMABFNJ2 Index	21,233	0.000%	Monthly	12/31/2021	1,972	0	0	0	0

$0	$(887)	$1	$(888)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.425%	Maturity	11/05/2021	$57	$0	$67	$67	$0
JPM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.350	Maturity	11/24/2021	57	0	65	65	0

$0	$132	$132	$0

Total Swap Agreements	$(1,181)	$609	$612	$(1,184)

(l)

Securities with an aggregate market value of $5,994 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$37,043	$0	$37,043
Industrials	0	23,744	0	23,744
Utilities	0	2,795	0	2,795
Convertible Bonds & Notes
Industrials	0	1,104	0	1,104
U.S. Government Agencies	0	969	0	969
U.S. Treasury Obligations	0	18,390	0	18,390
Non-Agency Mortgage-Backed Securities	0	8,637	0	8,637
Asset-Backed Securities	0	14,815	0	14,815
Sovereign Issues	0	66,841	0	66,841
Common Stocks
Information Technology	11,929	0	0	11,929
Materials	555	0	0	555
Preferred Securities
Banking & Finance	0	459	0	459
Real Estate Investment Trusts
Real Estate	1	0	0	1
Short-Term Instruments
Repurchase Agreements	0	5,298	0	5,298
Argentina Treasury Bills	0	192	0	192
Japan Treasury Bills	0	28,112	0	28,112
U.S. Treasury Bills	0	37,008	0	37,008
U.S. Treasury Cash Management Bills	0	5,400	0	5,400

	$12,485	$250,807	$0	$263,292
Investments in Affiliates, at Value
Mutual Funds	176,831	0	0	176,831
Short-Term Instruments
Central Funds Used for Cash Management Purposes	113,737	0	0	113,737

	$290,568	$0	$0	$290,568

Total Investments	$303,053	$250,807	$0	$553,860

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(5,306)	$0	$(5,306)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,606	859	0	3,465
Over the counter	0	4,536	0	4,536

	$2,606	$5,395	$0	$8,001
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(914)	(423)	0	(1,337)
Over the counter	0	(9,112)	0	(9,112)

	$(914)	$(9,535)	$0	$(10,449)

Total Financial Derivative Instruments	$1,692	$(4,140)	$0	$(2,448)

Totals	$304,745	$241,361	$0	$546,106

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary on January 14, 2009, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 7.4% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities

Notes to Financial Statements (Cont.)

trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Portfolio may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to the Portfolio is treated as qualifying dividends; and (iii) that income inclusion by the Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Notes to Financial Statements (Cont.)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$84,544	$661	$0	$0	$(4,280)	$80,925	$682	$0
PIMCO Mortgage Opportunities and Bond Fund	95,515	742	0	0	(351)	95,906	767	0
PIMCO Short Asset Portfolio	29,127	30,108	0	0	29	59,264	82	0
PIMCO Short-Term Floating NAV Portfolio III	118,150	80,255	(143,926)	150	(156)	54,473	54	0
Totals	$327,336	$111,766	$(143,926)	$150	$(4,758)	$290,568	$1,585	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (OR $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
DOP	Dominican Peso

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CNREPOFIX	China Fixing Repo Rates 7-Day	JPPMRFL	J.P. Morgan Custom Index
BCPMREHO	Barclays Hotel REITs Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	OMX	Stockholm 30 Index
BCPMRELC	Barclays Lodging C-Corps index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor's 500 Index
BRENT	Brent Crude	DAX	Deutscher Aktien Index 30	SONIO	Sterling Overnight Interbank Average Rate
CAC	Cotation Assistée en Continu	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SPI 200	Australian Equity Futures Index
CDX.HY	Credit Derivatives Index - High Yield	IBEX 35	Spanish Continuous Exchange Index	TOPIX	Tokyo Price Index
CDX.IG	Credit Derivatives Index - Investment Grade	IBR	Indicador Bancario de Referencia	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	JMABFNJ	J.P. Morgan Custom Commodity Index	US0003M	ICE 3-Month USD LIBOR
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ATM	At-the-money	KORIBOR	Korea Interbank Offered Rate	SOR	Swap Offer Rate
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	WTI	West Texas Intermediate
JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
CommScope, Inc. 3.359% (LIBOR03M + 3.250%) due 04/06/2026 ~	$985	$980
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~	987	988
Da Vinci Purchaser Corp. 5.000% (LIBOR03M + 4.000%) due 01/08/2027 ~	993	994
Diamond Sports Group LLC 3.360% (LIBOR03M + 3.250%) due 08/24/2026 ~	985	698
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~	739	734
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,960	1,694
Getty Images, Inc. 4.609% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,696	1,684
Nouryon Finance BV 2.860% (LIBOR03M + 2.750%) due 10/01/2025 ~	985	971
RegionalCare Hospital Partners Holdings, Inc. 3.859% (LIBOR03M + 3.750%) due 11/16/2025 ~	865	865
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	4,000	3,995
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~	2,463	2,453

Total Loan Participations and Assignments (Cost $16,501)		16,056

CORPORATE BONDS & NOTES 90.0%
BANKING & FINANCE 8.7%
Acrisure LLC 4.250% due 02/15/2029	875	862
Allied Universal Holdco LLC 6.625% due 07/15/2026	1,500	1,594
Ally Financial, Inc. 8.000% due 11/01/2031	1,401	1,935
CIT Group, Inc. 5.000% due 08/15/2022	2,000	2,108
Credit Acceptance Corp. 5.125% due 12/31/2024	1,000	1,022
ESH Hospitality, Inc.
4.625% due 10/01/2027	1,000	1,059
5.250% due 05/01/2025	1,000	1,021
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	750	722
3.096% due 05/04/2023 (d)	3,000	3,052
3.375% due 11/13/2025	1,000	1,018
4.000% due 11/13/2030	1,000	993
4.063% due 11/01/2024	1,000	1,050
4.125% due 08/17/2027	1,000	1,034
4.134% due 08/04/2025	1,000	1,048
4.140% due 02/15/2023	1,500	1,554
4.250% due 09/20/2022	1,000	1,036
4.375% due 08/06/2023	1,000	1,048
4.542% due 08/01/2026	500	530
5.113% due 05/03/2029	750	806
5.125% due 06/16/2025	750	811
5.584% due 03/18/2024	1,500	1,621
5.596% due 01/07/2022	1,500	1,545
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	1,500	1,570
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	1,000	1,033
HAT Holdings LLC 3.750% due 09/15/2030	1,000	966
Howard Hughes Corp. 5.375% due 08/01/2028	750	790
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,000	1,093
5.710% due 01/15/2026	1,000	1,121
7.700% due 09/17/2025 •**(c)	1,000	1,137
iStar, Inc. 4.250% due 08/01/2025	1,000	1,009

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

Lloyds Banking Group PLC 7.500% due 06/27/2024 •**(c)	4,000	4,469
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,049
5.625% due 05/01/2024	1,000	1,075
5.750% due 02/01/2027	750	828
MPT Operating Partnership LP 3.500% due 03/15/2031	1,000	983
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	988
5.500% due 08/15/2028	1,000	1,006
Navient Corp.
6.125% due 03/25/2024	500	531
6.500% due 06/15/2022	1,000	1,051
6.625% due 07/26/2021	500	510
7.250% due 01/25/2022	500	519
NCL Finance Ltd. 6.125% due 03/15/2028	250	255
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	1,066
5.625% due 03/15/2023	1,000	1,062
6.125% due 03/15/2024	1,000	1,081
6.625% due 01/15/2028	750	851
6.875% due 03/15/2025	1,000	1,139
7.125% due 03/15/2026	1,000	1,155
8.875% due 06/01/2025	500	555
Park Intermediate Holdings LLC 7.500% due 06/01/2025	1,000	1,095
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,438
Quicken Loans LLC
3.875% due 03/01/2031	750	724
5.250% due 01/15/2028	1,000	1,052
RHP Hotel Properties LP
4.500% due 02/15/2029	750	755
4.750% due 10/15/2027	1,000	1,025
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,925
United Wholesale Mortgage LLC 5.500% due 11/15/2025	750	783
VICI Properties LP
4.125% due 08/15/2030	500	505
4.625% due 12/01/2029	500	520

		66,183

INDUSTRIALS 73.3%
Academy Ltd. 6.000% due 11/15/2027	750	791
AdaptHealth LLC
4.625% due 08/01/2029	250	249
6.125% due 08/01/2028	500	531
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,000	2,070
Adient U.S. LLC 7.000% due 05/15/2026	4	4
ADT Security Corp.
4.125% due 06/15/2023	1,000	1,041
4.875% due 07/15/2032	1,000	1,018
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	1,000	1,042
Albertsons Cos., Inc.
3.250% due 03/15/2026	250	249
3.500% due 03/15/2029	1,000	953
4.625% due 01/15/2027	250	259
4.875% due 02/15/2030	1,000	1,029
7.500% due 03/15/2026	1,500	1,660
Alcoa Nederland Holding BV
6.750% due 09/30/2024	500	517
7.000% due 09/30/2026	250	264
Altice Financing S.A.
5.000% due 01/15/2028	1,000	989
7.500% due 05/15/2026	1,250	1,308
Altice France Holding S.A. 6.000% due 02/15/2028	1,000	987
Altice France S.A.
5.125% due 01/15/2029	500	507
5.500% due 01/15/2028	2,000	2,052
7.375% due 05/01/2026	1,500	1,562
8.125% due 02/01/2027	1,000	1,097
AMC Networks, Inc.
4.250% due 02/15/2029	1,000	974
4.750% due 08/01/2025	500	514
5.000% due 04/01/2024	400	406
American Airlines, Inc.
5.500% due 04/20/2026	1,000	1,042

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.750% due 04/20/2029	875	932
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028	2,000	2,003
5.875% due 05/15/2026	1,750	1,810
Amsted Industries, Inc.
4.625% due 05/15/2030	1,000	1,014
5.625% due 07/01/2027	500	532
ANGI Group LLC 3.875% due 08/15/2028	625	626
Apache Corp.
4.375% due 10/15/2028	500	499
4.625% due 11/15/2025	500	516
4.875% due 11/15/2027	1,500	1,540
Aramark Services, Inc. 5.000% due 02/01/2028	1,000	1,039
Arches Buyer, Inc. 4.250% due 06/01/2028	1,000	1,000
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028	500	495
4.000% due 09/01/2029	625	625
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	750	769
5.250% due 08/15/2027	2,000	2,042
6.000% due 02/15/2025	413	426
Ascend Learning LLC 6.875% due 08/01/2025	1,500	1,543
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	1,000	1,001
Ashland LLC 4.750% due 08/15/2022	225	234
Avantor Funding, Inc. 4.625% due 07/15/2028	1,750	1,830
Avient Corp. 5.750% due 05/15/2025	750	798
Axalta Coating Systems LLC
3.375% due 02/15/2029	750	733
4.750% due 06/15/2027	1,250	1,308
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,000	974
3.875% due 01/15/2028	1,000	1,012
4.000% due 10/15/2030	2,000	1,933
4.250% due 05/15/2024	516	523
Ball Corp. 5.250% due 07/01/2025	1,500	1,698
Bausch Health Americas, Inc.
8.500% due 01/31/2027	1,000	1,111
9.250% due 04/01/2026	1,000	1,109
Bausch Health Cos., Inc.
5.000% due 01/30/2028	1,000	1,014
5.250% due 01/30/2030	1,000	1,006
5.250% due 02/15/2031	750	748
5.500% due 11/01/2025	2,000	2,057
5.750% due 08/15/2027	1,000	1,078
6.125% due 04/15/2025	1,250	1,283
7.000% due 01/15/2028	1,000	1,087
7.250% due 05/30/2029	1,000	1,118
9.000% due 12/15/2025	1,000	1,088
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025	4,000	4,097
Berry Global, Inc.
4.500% due 02/15/2026	1,000	1,027
5.125% due 07/15/2023	285	289
Black Knight InfoServ LLC 3.625% due 09/01/2028	500	492
Bombardier, Inc.
7.500% due 03/15/2025	1,000	985
7.875% due 04/15/2027	1,000	982
8.750% due 12/01/2021	1,500	1,576
Boxer Parent Co., Inc. 7.125% due 10/02/2025	1,000	1,074
Boyd Gaming Corp. 4.750% due 12/01/2027	1,000	1,021
Buckeye Partners LP
4.125% due 03/01/2025	875	894
4.500% due 03/01/2028	625	628
Builders FirstSource, Inc. 5.000% due 03/01/2030	1,250	1,312
BY Crown Parent LLC 4.250% due 01/31/2026	875	910
Cable One, Inc. 4.000% due 11/15/2030	625	619
Cablevision Lightpath LLC
3.875% due 09/15/2027	750	743
5.625% due 09/15/2028	250	254
Caesars Entertainment, Inc. 6.250% due 07/01/2025	875	934

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

Caesars Resort Collection LLC
5.250% due 10/15/2025	1,750	1,759
5.750% due 07/01/2025	500	528
Camelot Finance S.A. 4.500% due 11/01/2026	1,000	1,036
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,000	1,034
Carnival Corp.
5.750% due 03/01/2027	1,500	1,541
7.625% due 03/01/2026	1,250	1,344
11.500% due 04/01/2023	1,000	1,148
Cascades, Inc.
5.125% due 01/15/2026	500	532
5.375% due 01/15/2028	1,000	1,052
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029	1,250	1,202
5.000% due 07/15/2027	1,000	1,049
CCO Holdings LLC
4.250% due 02/01/2031	2,000	2,007
4.500% due 08/15/2030	2,000	2,041
4.500% due 05/01/2032	1,250	1,267
4.750% due 03/01/2030	1,000	1,038
5.000% due 02/01/2028	1,000	1,059
5.125% due 05/01/2027	1,000	1,059
5.375% due 06/01/2029	1,500	1,610
5.750% due 02/15/2026 (d)	2,093	2,162
5.875% due 05/01/2027	1,000	1,033
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	500	537
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,287
Centene Corp.
2.500% due 03/01/2031	1,000	956
3.375% due 02/15/2030	1,000	1,011
4.625% due 12/15/2029	1,500	1,625
5.375% due 06/01/2026	500	523
5.375% due 08/15/2026	1,000	1,057
Centennial Resource Production LLC 5.375% due 01/15/2026	2,000	1,764
CF Industries, Inc. 5.150% due 03/15/2034	2,000	2,291
Charles River Laboratories International, Inc.
3.750% due 03/15/2029	1,000	1,003
4.000% due 03/15/2031	1,000	1,018
Cheniere Energy Partners LP
4.000% due 03/01/2031	1,500	1,528
4.500% due 10/01/2029	1,000	1,039
5.625% due 10/01/2026	500	524
Cheniere Energy, Inc. 4.625% due 10/15/2028	1,375	1,430
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	1,000	1,040
Chesapeake Energy Corp.
5.500% due 02/01/2026	175	182
5.875% due 02/01/2029	175	186
CHS 6.875% due 04/15/2029	750	786
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	2,073
5.500% due 04/01/2027	750	786
Cirsa Finance International SARL 7.875% due 12/20/2023	900	915
Clarios Global LP
6.250% due 05/15/2026	1,000	1,063
8.500% due 05/15/2027	1,000	1,078
Clean Harbors, Inc.
4.875% due 07/15/2027	750	793
5.125% due 07/15/2029	375	399
CNX Midstream Partners LP 6.500% due 03/15/2026	1,000	1,020
Colfax Corp.
6.000% due 02/15/2024	500	516
6.375% due 02/15/2026	500	533
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	993
6.000% due 06/15/2025	1,084	1,107
CommScope, Inc.
6.000% due 03/01/2026	250	264
7.125% due 07/01/2028	1,000	1,063
8.250% due 03/01/2027	750	803
Community Health Systems, Inc.
4.750% due 02/15/2031	1,000	978
5.625% due 03/15/2027	1,250	1,311
6.000% due 01/15/2029	250	265
6.625% due 02/15/2025	1,000	1,058
8.000% due 03/15/2026	875	947

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

Comstock Resources, Inc.
6.750% due 03/01/2029	1,000	1,027
7.500% due 05/15/2025	514	534
Connect Finco SARL 6.750% due 10/01/2026	1,250	1,333
Consolidated Communications, Inc. 5.000% due 10/01/2028	250	253
Constellium SE
5.750% due 05/15/2024	500	508
5.875% due 02/15/2026	500	516
Continental Resources, Inc.
3.800% due 06/01/2024	500	513
4.375% due 01/15/2028	1,250	1,316
4.500% due 04/15/2023	201	209
4.900% due 06/01/2044	500	501
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	750	636
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	625	636
Core & Main LP 6.125% due 08/15/2025	4,000	4,113
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	3,000	3,128
Coty, Inc. 6.500% due 04/15/2026	1,500	1,514
Crocs, Inc. 4.250% due 03/15/2029	750	733
Crown Americas LLC
4.250% due 09/30/2026	1,000	1,064
4.500% due 01/15/2023	1,000	1,054
4.750% due 02/01/2026	1,000	1,040
CSC Holdings LLC
3.375% due 02/15/2031	1,000	944
4.625% due 12/01/2030	500	493
5.250% due 06/01/2024	1,000	1,081
5.375% due 02/01/2028	500	527
5.500% due 05/15/2026	2,000	2,064
5.500% due 04/15/2027	1,000	1,051
5.750% due 01/15/2030 (d)	2,750	2,900
5.875% due 09/15/2022	1,000	1,058
6.500% due 02/01/2029	1,000	1,107
DaVita, Inc.
3.750% due 02/15/2031	1,750	1,672
4.625% due 06/01/2030	1,500	1,530
DCP Midstream Operating LP
5.125% due 05/15/2029	1,000	1,065
5.375% due 07/15/2025	1,500	1,628
Dell International LLC
5.875% due 06/15/2021	146	146
7.125% due 06/15/2024	1,000	1,030
Diamond Resorts International, Inc. 7.750% due 09/01/2023	1,500	1,565
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	1,443
6.625% due 08/15/2027	1,000	521
DISH DBS Corp.
5.000% due 03/15/2023	500	522
5.875% due 07/15/2022	1,500	1,568
5.875% due 11/15/2024	2,000	2,095
7.750% due 07/01/2026	1,250	1,381
DKT Finance ApS 9.375% due 06/17/2023	1,000	1,033
Dun & Bradstreet Corp. 6.875% due 08/15/2026	1,199	1,282
Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	996
5.500% due 06/01/2028	750	793
Element Solutions, Inc. 3.875% due 09/01/2028	1,000	989
EMC Corp. 3.375% due 06/01/2023	1,000	1,033
Encana Corp. 6.500% due 08/15/2034	1,500	1,819
Endo Dac
6.000% due 06/30/2028	1,000	811
9.500% due 07/31/2027	656	714
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029	500	505
Energizer Holdings, Inc.
4.375% due 03/31/2029	875	879
4.750% due 06/15/2028	500	516
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,470
5.450% due 06/01/2047	750	607
Entegris, Inc. 4.625% due 02/10/2026	1,500	1,554

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

Entercom Media Corp.
6.500% due 05/01/2027	250	259
6.750% due 03/31/2029	500	520
7.250% due 11/01/2024	1,000	1,037
EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	994
4.500% due 01/15/2029	500	488
4.750% due 01/15/2031	1,000	971
6.000% due 07/01/2025	250	269
6.500% due 07/01/2027	500	544
6.500% due 07/15/2048	500	500
EQT Corp.
3.000% due 10/01/2022	162	165
7.625% due 02/01/2025	500	576
EW Scripps Co. 5.125% due 05/15/2025	1,000	1,021
Fairstone Financial, Inc. 7.875% due 07/15/2024	1,500	1,580
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,781
7.875% due 07/15/2026	1,000	1,051
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	1,000	1,053
5.000% due 09/01/2027	875	931
5.250% due 09/01/2029	750	821
5.400% due 11/14/2034	2,500	2,981
Gap, Inc.
8.625% due 05/15/2025	750	841
8.875% due 05/15/2027	1,000	1,169
Garda World Security Corp. 4.625% due 02/15/2027	1,500	1,504
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	2,065
GFL Environmental, Inc. 3.500% due 09/01/2028	1,500	1,457
Global Medical Response, Inc. 6.500% due 10/01/2025	1,500	1,554
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	2,000	1,969
goeasy Ltd. 5.375% due 12/01/2024	1,000	1,038
Graphic Packaging International LLC
3.500% due 03/15/2028	750	748
4.125% due 08/15/2024	500	532
4.875% due 11/15/2022	500	524
Griffon Corp. 5.750% due 03/01/2028	1,250	1,331
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	2,053
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	1,063
4.875% due 05/15/2026	1,500	1,611
Harsco Corp. 5.750% due 07/31/2027	1,000	1,026
Harvest Midstream LP 7.500% due 09/01/2028	750	808
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	875	931
HCA, Inc.
3.500% due 09/01/2030	2,000	2,019
5.375% due 02/01/2025	1,500	1,676
5.875% due 05/01/2023	1,000	1,090
Hill-Rom Holdings, Inc. 5.000% due 02/15/2025	1,250	1,288
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,458
3.750% due 05/01/2029	625	620
4.000% due 05/01/2031	625	626
4.875% due 01/15/2030	1,000	1,063
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	750	784
Howmet Aerospace, Inc.
5.125% due 10/01/2024	1,000	1,101
5.950% due 02/01/2037	1,000	1,210
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	526
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	548
Indigo Natural Resources LLC 5.375% due 02/01/2029	1,000	987
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	875	876
Ingevity Corp. 3.875% due 11/01/2028	1,500	1,458
International Game Technology PLC
5.250% due 01/15/2029	750	783

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

6.250% due 01/15/2027	500	555
6.500% due 02/15/2025	1,500	1,650
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,081
5.000% due 05/15/2027	1,000	1,058
Jaguar Holding Co.
4.625% due 06/15/2025	1,000	1,045
5.000% due 06/15/2028	750	782
JELD-WEN, Inc.
4.625% due 12/15/2025	1,000	1,016
4.875% due 12/15/2027	1,750	1,814
Kaiser Aluminum Corp. 4.625% due 03/01/2028	1,000	1,025
KFC Holding Co.
4.750% due 06/01/2027	750	788
5.250% due 06/01/2026	2,000	2,065
Kraft Heinz Foods Co.
4.250% due 03/01/2031	1,000	1,102
4.375% due 06/01/2046	1,000	1,048
4.875% due 10/01/2049	750	843
5.000% due 07/15/2035	500	576
5.000% due 06/04/2042	3,000	3,381
5.200% due 07/15/2045	3,000	3,477
5.500% due 06/01/2050	750	920
L Brands, Inc.
6.625% due 10/01/2030	625	715
6.875% due 07/01/2025	500	556
6.875% due 11/01/2035	1,625	1,939
LABL Escrow Issuer LLC 6.750% due 07/15/2026	2,000	2,146
Lamar Media Corp.
3.625% due 01/15/2031	500	484
3.750% due 02/15/2028	1,000	1,001
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,040
4.875% due 11/01/2026	1,000	1,036
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	491
Level 3 Financing, Inc.
3.750% due 07/15/2029	875	857
5.250% due 03/15/2026	1,000	1,031
5.375% due 05/01/2025	1,000	1,023
Levi Strauss & Co. 3.500% due 03/01/2031	1,000	966
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	500	510
6.500% due 05/15/2027	875	972
LogMeIn, Inc. 5.500% due 09/01/2027	750	786
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	1,295
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	500	507
6.500% due 09/15/2026	1,000	1,046
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,594
Mattel, Inc.
3.375% due 04/01/2026	500	517
3.750% due 04/01/2029	500	504
5.875% due 12/15/2027	1,000	1,100
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,537
MDC Holdings, Inc. 6.000% due 01/15/2043	1,000	1,264
MEG Energy Corp.
5.875% due 02/01/2029	500	503
7.125% due 02/01/2027	1,500	1,574
MGM Resorts International
5.500% due 04/15/2027	327	352
5.750% due 06/15/2025	657	717
6.000% due 03/15/2023	500	536
7.750% due 03/15/2022	1,000	1,055
MPH Acquisition Holdings LLC 5.750% due 11/01/2028	1,500	1,464
MSCI, Inc.
3.625% due 09/01/2030	500	509
4.000% due 11/15/2029	1,000	1,030
5.375% due 05/15/2027	500	536
Nabors Industries, Inc. 9.000% due 02/01/2025	187	193
NCL Corp. Ltd.
5.875% due 03/15/2026	625	632
10.250% due 02/01/2026	500	588
NCR Corp.
5.000% due 10/01/2028	500	506
5.125% due 04/15/2029 (a)	1,000	1,009

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.250% due 10/01/2030	375	380
NESCO Holdings, Inc. 5.500% due 04/15/2029 (a)	375	385
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,796
4.875% due 04/15/2028	1,500	1,699
4.875% due 06/15/2030	1,000	1,153
5.375% due 11/15/2029	500	592
5.875% due 02/15/2025	500	574
Nexstar Broadcasting, Inc.
4.750% due 11/01/2028	500	506
5.625% due 07/15/2027	1,750	1,837
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	659
4.250% due 09/15/2024	45	48
4.500% due 09/15/2027	750	813
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (d)	1,500	1,537
Nielsen Finance LLC
5.000% due 04/15/2022	1,305	1,307
5.625% due 10/01/2028	500	527
5.875% due 10/01/2030	750	814
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,125	1,172
Nouryon Holding BV 8.000% due 10/01/2026	3,500	3,730
Novelis Corp.
4.750% due 01/30/2030	2,000	2,065
5.875% due 09/30/2026	2,500	2,612
Nufarm Australia Ltd. 5.750% due 04/30/2026	750	770
NuStar Logistics LP
5.750% due 10/01/2025	625	670
6.375% due 10/01/2030	500	542
Occidental Petroleum Corp.
1.644% (US0003M + 1.450%) due 08/15/2022 ~	3,000	2,969
2.700% due 02/15/2023	500	500
2.900% due 08/15/2024	500	495
3.400% due 04/15/2026	500	486
3.500% due 06/15/2025	1,000	991
4.300% due 08/15/2039	750	638
4.400% due 04/15/2046	500	429
4.625% due 06/15/2045	2,000	1,755
5.550% due 03/15/2026	1,000	1,059
5.875% due 09/01/2025	625	669
6.375% due 09/01/2028	500	550
6.450% due 09/15/2036	750	829
6.600% due 03/15/2046	1,000	1,067
6.625% due 09/01/2030	750	844
7.500% due 05/01/2031	500	585
8.000% due 07/15/2025	500	575
8.875% due 07/15/2030	875	1,105
ON Semiconductor Corp. 3.875% due 09/01/2028	1,000	1,030
Open Text Corp. 5.875% due 06/01/2026	1,500	1,553
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	1,350	1,482
7.375% due 06/01/2025	450	485
Outfront Media Capital LLC 5.000% due 08/15/2027	1,000	1,012
Owens & Minor, Inc. 4.500% due 03/31/2029	1,250	1,258
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	1,295	1,375
Parkland Corp. 5.875% due 07/15/2027	1,750	1,869
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	1,039
6.125% due 09/15/2024	1,000	1,028
Performance Food Group, Inc.
5.500% due 06/01/2024	500	503
5.500% due 10/15/2027	500	524
PetSmart, Inc.
4.750% due 02/15/2028	1,500	1,536
7.750% due 02/15/2029	875	948
Pilgrim's Pride Corp.
5.750% due 03/15/2025	1,000	1,022
5.875% due 09/30/2027	1,000	1,073
PM General Purchaser LLC 9.500% due 10/01/2028	1,000	1,069
Post Holdings, Inc.
4.500% due 09/15/2031	2,750	2,723
4.625% due 04/15/2030	1,000	1,004
5.500% due 12/15/2029	1,000	1,072
5.625% due 01/15/2028	1,250	1,318

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.750% due 03/01/2027		2,000	2,107
Prestige Brands, Inc.
3.750% due 04/01/2031		1,000	956
5.125% due 01/15/2028		1,000	1,050
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,000	1,069
Prime Security Services Borrower LLC
5.250% due 04/15/2024		1,000	1,068
5.750% due 04/15/2026		1,000	1,083
6.250% due 01/15/2028		1,000	1,042
Qorvo, Inc. 3.375% due 04/01/2031		1,250	1,226
Radiate Holdco LLC
4.500% due 09/15/2026		1,000	1,014
6.500% due 09/15/2028		1,000	1,058
Range Resources Corp.
4.875% due 05/15/2025		1,000	992
5.000% due 03/15/2023		561	571
Rattler Midstream LP 5.625% due 07/15/2025		375	392
RBS Global, Inc. 4.875% due 12/15/2025		2,000	2,046
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		1,875	1,840
Rite Aid Corp. 7.500% due 07/01/2025		750	780
Rockies Express Pipeline LLC
4.800% due 05/15/2030		500	495
6.875% due 04/15/2040		500	541
Rolls-Royce PLC 5.750% due 10/15/2027		750	799
Royal Caribbean Cruises Ltd. 5.500% due 04/01/2028		500	503
RP Escrow Issuer LLC 5.250% due 12/15/2025		500	519
Sabre GLBL, Inc.
7.375% due 09/01/2025		1,000	1,093
9.250% due 04/15/2025		500	597
Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,555
7.000% due 05/15/2028		750	803
Scripps Escrow, Inc. 5.875% due 07/15/2027		750	777
Seagate HDD Cayman 3.375% due 07/15/2031		1,000	963
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,594
5.500% due 09/15/2025		1,000	1,098
Select Medical Corp. 6.250% due 08/15/2026		1,000	1,064
Sensata Technologies BV 5.625% due 11/01/2024		1,250	1,391
Sensata Technologies, Inc.
3.750% due 02/15/2031		1,000	987
4.375% due 02/15/2030		500	525
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,134
7.875% due 05/15/2026		$3,000	3,001
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		1,000	1,023
Silgan Holdings, Inc. 4.125% due 02/01/2028		1,500	1,545
Simmons Foods, Inc. 4.625% due 03/01/2029		1,000	1,010
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	978
5.500% due 03/01/2030		1,000	974
Sirius XM Radio, Inc.
4.125% due 07/01/2030		1,000	1,002
5.000% due 08/01/2027		1,000	1,051
5.500% due 07/01/2029		500	542
Southwestern Energy Co. 7.500% due 04/01/2026		1,500	1,589
Spectrum Brands, Inc.
3.875% due 03/15/2031		625	613
5.000% due 10/01/2029		750	793
5.750% due 07/15/2025		90	93
Speedway Motorsports LLC 4.875% due 11/01/2027		1,375	1,378
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,000	1,078
SPX FLOW, Inc. 5.875% due 08/15/2026		1,000	1,044
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	949
4.375% due 07/15/2030		1,250	1,263

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.750% due 01/15/2028	1,000	1,038
5.000% due 02/15/2027	500	522
Staples, Inc.
7.500% due 04/15/2026	2,000	2,112
10.750% due 04/15/2027	500	494
Station Casinos LLC
4.500% due 02/15/2028	750	749
5.000% due 10/01/2025	264	268
Sunoco LP
4.500% due 05/15/2029	500	499
5.500% due 02/15/2026	500	515
5.875% due 03/15/2028	500	525
Superior Plus LP 4.500% due 03/15/2029	750	760
Switch Ltd. 3.750% due 09/15/2028	750	740
Syneos Health, Inc. 3.625% due 01/15/2029	500	487
T-Mobile USA, Inc.
2.250% due 02/15/2026	375	378
2.625% due 02/15/2029	1,000	972
2.875% due 02/15/2031	1,125	1,089
3.500% due 04/15/2031	1,250	1,261
4.500% due 02/01/2026	1,000	1,025
4.750% due 02/01/2028	750	798
Team Health Holdings, Inc. 6.375% due 02/01/2025	1,000	886
TEGNA, Inc.
4.625% due 03/15/2028	1,000	1,019
5.000% due 09/15/2029	1,000	1,039
5.500% due 09/15/2024	420	427
Teine Energy Ltd. 6.875% due 09/30/2022	750	751
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	1,000	1,053
Tempo Acquisition LLC 6.750% due 06/01/2025	2,500	2,558
Tempur Sealy International, Inc. 5.500% due 06/15/2026	1,000	1,038
Tenet Healthcare Corp.
4.625% due 07/15/2024	1,000	1,022
4.625% due 09/01/2024	1,125	1,158
4.875% due 01/01/2026	500	521
5.125% due 05/01/2025	2,000	2,031
5.125% due 11/01/2027	500	524
6.125% due 10/01/2028	2,000	2,090
6.250% due 02/01/2027	1,000	1,057
6.750% due 06/15/2023	2,000	2,170
Terex Corp.
5.000% due 05/15/2029 (a)	1,000	1,036
5.625% due 02/01/2025	1,000	1,028
Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026	1,750	1,676
4.100% due 10/01/2046	1,000	881
TopBuild Corp. 3.625% due 03/15/2029	1,375	1,361
TransDigm, Inc.
4.625% due 01/15/2029	1,000	987
5.500% due 11/15/2027	2,000	2,073
6.250% due 03/15/2026	2,000	2,123
6.375% due 06/15/2026	2,000	2,071
Transocean Guardian Ltd. 5.875% due 01/15/2024	906	795
Transocean Pontus Ltd. 6.125% due 08/01/2025	725	686
Travel + Leisure Co.
4.625% due 03/01/2030	1,500	1,557
6.625% due 07/31/2026	1,000	1,137
TriNet Group, Inc. 3.500% due 03/01/2029	2,000	1,959
TripAdvisor, Inc. 7.000% due 07/15/2025	500	542
Triumph Group, Inc.
6.250% due 09/15/2024	500	509
7.750% due 08/15/2025	750	756
8.875% due 06/01/2024	875	986
Trivium Packaging Finance BV 5.500% due 08/15/2026	1,000	1,051
Twilio, Inc.
3.625% due 03/15/2029	500	507
3.875% due 03/15/2031	625	640
U.S. Foods, Inc.
4.750% due 02/15/2029	875	876
6.250% due 04/15/2025	750	805
United Rentals North America, Inc.
3.875% due 02/15/2031	500	503

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.000% due 07/15/2030	1,500	1,529
5.500% due 05/15/2027	1,500	1,603
Univar Solutions USA, Inc. 5.125% due 12/01/2027	1,000	1,042
Univision Communications, Inc.
5.125% due 02/15/2025	2,000	2,029
6.625% due 06/01/2027	1,250	1,337
UPC Holding BV 5.500% due 01/15/2028	1,000	1,035
USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,284
VeriSign, Inc.
4.625% due 05/01/2023	1,000	1,007
5.250% due 04/01/2025	1,000	1,131
Veritas US, Inc. 7.500% due 09/01/2025	1,000	1,040
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027	1,000	1,049
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,527
5.625% due 04/15/2027	250	263
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	1,224
Vine Energy Holdings LLC 6.750% due 04/15/2029 (a)	1,000	1,000
Virgin Media Finance PLC 5.000% due 07/15/2030	1,000	1,000
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	1,500	1,594
Vmed O2 UK Financing PLC 4.250% due 01/31/2031	1,000	975
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	990
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,500	1,642
7.250% due 06/15/2028	1,500	1,677
Western Midstream Operating LP
4.350% due 02/01/2025	1,000	1,037
5.450% due 04/01/2044	1,000	1,028
6.500% due 02/01/2050	2,500	2,708
White Cap Buyer LLC 6.875% due 10/15/2028	1,000	1,064
White Cap Parent LLC 8.250% due 03/15/2026 (b)	500	523
WMG Acquisition Corp.
3.875% due 07/15/2030	1,000	1,011
5.500% due 04/15/2026	1,000	1,030
WPX Energy, Inc.
5.250% due 10/15/2027	1,000	1,067
5.875% due 06/15/2028	650	717
WR Grace & Co-Conn
4.875% due 06/15/2027	1,000	1,036
5.625% due 10/01/2024	500	551
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,000	1,048
5.500% due 03/01/2025	1,000	1,058
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	1,025
XPO Logistics, Inc. 6.250% due 05/01/2025	1,000	1,077
Yum! Brands, Inc. 4.625% due 01/31/2032 (a)	2,000	2,044
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	750	738
6.125% due 03/01/2028	1,250	1,285
Ziggo Bond Co. BV
5.125% due 02/28/2030	1,500	1,536
6.000% due 01/15/2027	1,000	1,044
Ziggo BV
4.875% due 01/15/2030	500	512
5.500% due 01/15/2027	1,062	1,108

		562,266

UTILITIES 8.0%
Antero Midstream Partners LP
5.375% due 09/15/2024	500	505
5.750% due 03/01/2027	500	501
Archrock Partners LP 6.250% due 04/01/2028	1,000	1,018
Blue Racer Midstream LLC 6.625% due 07/15/2026	1,000	1,030
Calpine Corp.
3.750% due 03/01/2031	750	716
4.500% due 02/15/2028	1,000	1,010
4.625% due 02/01/2029	250	244

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.000% due 02/01/2031	375	367
5.125% due 03/15/2028	1,250	1,258
5.250% due 06/01/2026	503	518
Clearway Energy Operating LLC
3.750% due 02/15/2031	500	481
4.750% due 03/15/2028	500	521
5.000% due 09/15/2026	1,500	1,552
Covanta Holding Corp.
5.000% due 09/01/2030	500	506
5.875% due 07/01/2025	1,000	1,039
6.000% due 01/01/2027	500	524
Crestwood Midstream Partners LP
5.625% due 05/01/2027	1,000	984
6.000% due 02/01/2029	250	247
CrownRock LP 5.625% due 10/15/2025	2,500	2,555
Embarq Corp. 7.995% due 06/01/2036	1,000	1,153
Endeavor Energy Resources LP
5.750% due 01/30/2028	2,000	2,116
6.625% due 07/15/2025	500	535
Frontier Communications Corp.
5.000% due 05/01/2028	500	510
5.875% due 10/15/2027	625	664
6.750% due 05/01/2029	750	792
Genesis Energy LP
6.500% due 10/01/2025	1,000	982
8.000% due 01/15/2027	750	761
Lumen Technologies, Inc.
4.000% due 02/15/2027	500	511
5.800% due 03/15/2022	1,000	1,036
6.450% due 06/15/2021	1,000	1,008
NRG Energy, Inc.
3.625% due 02/15/2031	1,000	977
5.250% due 06/15/2029	1,000	1,072
6.625% due 01/15/2027	1,500	1,562
NSG Holdings LLC 7.750% due 12/15/2025	886	945
PG&E Corp.
5.000% due 07/01/2028	250	264
5.250% due 07/01/2030	750	796
Sprint Capital Corp. 8.750% due 03/15/2032	2,000	2,959
Sprint Corp.
7.125% due 06/15/2024	2,000	2,305
7.625% due 02/15/2025	2,000	2,388
7.625% due 03/01/2026	1,000	1,226
7.875% due 09/15/2023	3,000	3,433
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	805
7.250% due 05/15/2027	1,000	1,024
Tallgrass Energy Partners LP
5.500% due 09/15/2024	1,324	1,346
5.500% due 01/15/2028	500	490
6.000% due 12/31/2030	500	495
Targa Resources Partners LP
5.000% due 01/15/2028	1,000	1,043
5.500% due 03/01/2030	1,000	1,051
5.875% due 04/15/2026	1,000	1,049
6.500% due 07/15/2027	750	817
6.875% due 01/15/2029	750	828
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,179
Telecom Italia SpA 5.303% due 05/30/2024	1,000	1,085
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,034
4.750% due 01/15/2030	500	520
5.000% due 01/31/2028	1,000	1,081
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	1,031
5.500% due 09/01/2026	1,000	1,038
5.625% due 02/15/2027	2,000	2,082

		61,569

Total Corporate Bonds & Notes (Cost $658,208)		690,018

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.625% due 08/15/2030	5,000	4,532

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $4,855)		4,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.393% due 11/25/2036 ^~	302	208
Countrywide Alternative Loan Trust 0.571% due 05/20/2046 ^•	50	43
Countrywide Home Loan Mortgage Pass-Through Trust
0.749% due 03/25/2035 •	23	21
3.005% due 05/20/2036 ^~	138	143
GSR Mortgage Loan Trust 2.826% due 04/25/2035 ~	2	2
IndyMac Mortgage Loan Trust 6.000% due 07/25/2037 ^	256	245
WaMu Mortgage Pass-Through Certificates Trust 2.736% due 12/25/2036 ^~	169	167
Washington Mutual Mortgage Pass-Through Certificates Trust 1.229% due 05/25/2046 ^•	17	15

Total Non-Agency Mortgage-Backed Securities (Cost $600)		844

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 0.179% due 01/25/2037 ^•	73	31

Total Asset-Backed Securities (Cost $53)		31

Total Investments in Securities (Cost $680,217)		711,481

	SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	5,207,606	51,347

Total Short-Term Instruments (Cost $51,270)		51,347

Total Investments in Affiliates (Cost $51,270)		51,347

Total Investments 99.5% (Cost $731,487)		$762,828
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $2,791)		390
Other Assets and Liabilities, net 0.4%		3,675

Net Assets 100.0%		$766,893

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

**	Contingent convertible security.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

JML	(0.250)%	03/25/2021	04/15/2021	$(823)	$(824)
NOM	0.680	01/29/2021	06/01/2021	(5,622)	(5,628)
0.680	03/22/2021	06/01/2021	(2,084)	(2,084)

Total Reverse Repurchase Agreements	$(8,536)

(d)	Securities with an aggregate market value of $9,139 and cash of $260 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(22,484) at a weighted average interest rate of 0.637%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$40,000	$2,803	$882	$3,685	$151	$0

Total Swap Agreements	$2,803	$882	$3,685	$151	$0

Cash of $4,240 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

HUS	04/2021	EUR	795	$959	$27	$0

Total Forward Foreign Currency Contracts	$27	$0

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	$20,000	$(10)	$196	$186	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/21/2021	5,000	(2)	28	26	0

Total Swap Agreements								$(12)	$224	$212	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments					$0		$16,056		$0	$16,056
Corporate Bonds & Notes
Banking & Finance					0		66,183		0	66,183
Industrials					1,000		561,266		0	562,266
Utilities					0		61,569		0	61,569
U.S. Treasury Obligations					0		4,532		0	4,532
Non-Agency Mortgage-Backed Securities					0		844		0	844
Asset-Backed Securities					0		31		0	31

					$1,000		$710,481		$0	$711,481
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$51,347		$0		$0	$51,347

Total Investments					$52,347		$710,481		$0	$762,828

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		151		0	151
Over the counter					0		239		0	239

					$0		$390		$0	$390

Total Financial Derivative Instruments					$0		$390		$0	$390

Totals					$52,347		$710,871		$0	$763,218

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,412	$65,541	$(81,600)	$(1)	$(5)	$51,347	$42	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	NOM	Nomura Securities International Inc.
HUS	HSBC Bank USA N.A.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	PIK	Payment-in-Kind

Schedule of Investments PIMCO Income Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.8%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~	$95	$95
Altice France S.A. 4.198% (LIBOR03M + 4.000%) due 08/14/2026 ~	98	98
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~	14	14
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~	30	29
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~	63	63
Axalta Coating Systems U.S. Holdings, Inc. 1.953% (LIBOR03M + 1.750%) due 06/01/2024 ~	8	8
Bausch Health Cos., Inc.
2.859% (LIBOR03M + 2.750%) due 11/27/2025 ~	45	45
3.109% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	3
Beacon Roofing Supply, Inc. 2.359% (LIBOR03M + 2.250%) due 01/02/2025 ~	11	11
BWAY Holding Co. 3.443% (LIBOR03M + 3.250%) due 04/03/2024 ~	19	19
Caesars Resort Collection LLC 2.859% (LIBOR03M + 2.750%) due 12/23/2024 ~	194	191
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	993	1,027
CommScope, Inc. 3.359% (LIBOR03M + 3.250%) due 04/06/2026 ~	99	98
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	10
Cornerstone Building Brands, Inc. 3.856% (LIBOR03M + 3.750%) due 04/12/2025 ~	127	127
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	291	291
Emerald TopCo, Inc. 3.712% (LIBOR03M + 3.500%) due 07/24/2026 ~	16	16
Envision Healthcare Corp. 3.859% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,154	997
EyeCare Partners LLC 3.859% (LIBOR03M + 3.750%) due 02/18/2027 ~	32	32
Forest City Enterprises LP 3.609% (LIBOR03M + 3.500%) due 12/08/2025 ~	70	69
Hilton Worldwide Finance LLC 1.859% (LIBOR03M + 1.750%) due 06/22/2026 ~	1,104	1,095
Intelsat Jackson Holdings S.A.
3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ~	205	208
8.000% (PRIME + 4.750%) due 11/27/2023 ~	750	764
8.625% due 01/02/2024	57	58
KFC Holding Co. 1.856% (LIBOR03M + 1.750%) due 03/15/2028 ~	1,200	1,202
McDermott Technology Americas, Inc. 3.109% (LIBOR03M + 3.000%) due 06/30/2024 «~	6	5
McDermott Technology Americas, Inc. (1.109% Cash and 3.000% PIK) 4.109% (LIBOR03M + 1.000%) due 06/30/2025 ~(a)	13	8
MH Sub LLC 3.609% (LIBOR03M + 3.500%) due 09/13/2024 ~	39	38
Nascar Holdings, Inc. 2.859% (LIBOR03M + 2.750%) due 10/19/2026 ~	13	13
Petco Health & Wellness Co. 4.000% (LIBOR03M + 3.250%) due 03/03/2028 ~	2,000	1,994
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/12/2028 ~	500	500
PUG LLC 3.609% (LIBOR03M + 3.500%) due 02/12/2027 ~	20	19
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~	1,243	1,250
Sequa Mezzanine Holdings LLC (11.750% Cash and 6.750% PIK) 18.500% (LIBOR03M + 10.750%) due 04/28/2024 ~(a)	42	39
Sinclair Television Group, Inc. 2.610% (LIBOR03M + 2.500%) due 09/30/2026 ~	31	30
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 ~	76	76
SS&C Technologies Holdings Europe SARL 1.859% (LIBOR03M + 1.750%) due 04/16/2025 ~	67	66
SS&C Technologies, Inc. 1.859% (LIBOR03M + 1.750%) due 04/16/2025 ~	95	93

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Sunshine Luxembourg SARL 5.250% (LIBOR03M + 4.250%) due 10/01/2026 ~		124	124
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		64	63
U.S. Renal Care, Inc. 5.125% (LIBOR03M + 5.000%) due 06/26/2026 ~		57	57
Uber Technologies, Inc. TBD% due 02/16/2027		4,033	4,021
Univision Communications, Inc. 2.857% (LIBOR03M + 2.750%) due 03/15/2024 ~		163	162
Valaris PLC (8.000% PIK) TBD% - 8.000% due 08/17/2021 «µ		10	10
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		3	3
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 «(a)		19	11
Whatabrands LLC 2.856% (LIBOR03M + 2.750%) due 07/31/2026 ~		11	11
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		14	14
Zayo Group Holdings, Inc. 3.109% (LIBOR03M + 3.000%) due 03/09/2027 ~		178	177

Total Loan Participations and Assignments (Cost $15,274)			15,354

CORPORATE BONDS & NOTES 35.0%
BANKING & FINANCE 13.3%
Ally Financial, Inc. 8.000% due 11/01/2031		3	4
Ambac LSNI LLC 6.000% due 02/12/2023 •		308	309
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		90	90
3.250% due 02/15/2027		23	23
5.125% due 10/01/2023		636	679
5.500% due 01/15/2023		62	66
Banca Carige SpA 1.157% due 10/25/2021 •	EUR	600	707
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	114
Barclays PLC
3.375% due 04/02/2025 •	EUR	1,400	1,794
6.125% due 12/15/2025 •(g)(h)		$1,000	1,093
6.375% due 12/15/2025 •(g)(h)	GBP	800	1,213
7.125% due 06/15/2025 •(g)(h)		200	311
7.250% due 03/15/2023 •(g)(h)		400	596
7.875% due 09/15/2022 •(g)(h)		300	445
BGC Partners, Inc.
3.750% due 10/01/2024		$38	40
5.375% due 07/24/2023		2,218	2,413
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~		64	64
Brookfield Finance, Inc. 4.700% due 09/20/2047		56	64
Cantor Fitzgerald LP 4.875% due 05/01/2024		42	47
CBL & Associates LP 5.950% due 12/15/2026 ^(b)		74	42
CIT Group, Inc. 5.000% due 08/15/2022		160	169
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,200	1,429
Credit Suisse Group AG 7.500% due 07/17/2023 •(g)(h)		$200	212
CTR Partnership LP 5.250% due 06/01/2025		28	29
Deutsche Bank AG
3.375% due 05/12/2021		1,054	1,057
3.961% due 11/26/2025 •		1,050	1,138
4.250% due 10/14/2021		1,370	1,396
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Equitable Holdings, Inc. 5.000% due 04/20/2048		3	4
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		34	37
4.850% due 04/17/2028		9	10
FCE Bank PLC 1.875% due 06/24/2021	EUR	300	353
Ford Motor Credit Co. LLC
1.744% due 07/19/2024		100	118
3.087% due 01/09/2023		$200	204
3.350% due 11/01/2022		2,759	2,818

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

3.377% (US0003M + 3.140%) due 01/07/2022 ~		200	202
3.550% due 10/07/2022		200	205
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		184	193
6.750% due 03/15/2022		149	149
GLP Capital LP
4.000% due 01/15/2031		1,685	1,745
5.250% due 06/01/2025		15	17
5.300% due 01/15/2029		66	74
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		66	70
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	202
Highwoods Realty LP 3.050% due 02/15/2030		4	4
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,642
3.973% due 05/22/2030 •		200	217
4.292% due 09/12/2026 •		200	222
5.875% due 09/28/2026 •(g)(h)	GBP	200	305
6.500% due 03/23/2028 •(g)(h)		$200	225
Hudson Pacific Properties LP 3.950% due 11/01/2027		13	14
Hunt Cos., Inc. 6.250% due 02/15/2026		10	10
ING Groep NV
4.875% due 05/16/2029 •(g)(h)		3,750	3,801
5.750% due 11/16/2026 •(g)(h)		200	218
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		28	28
Kilroy Realty LP 3.050% due 02/15/2030		6	6
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		19	19
Lloyds Banking Group PLC
4.947% due 06/27/2025 •(g)(h)	EUR	849	1,085
7.500% due 06/27/2024 •(g)(h)		$200	223
7.500% due 09/27/2025 •(g)(h)		400	458
7.625% due 06/27/2023 •(g)(h)	GBP	600	903
7.875% due 06/27/2029 •(g)(h)		750	1,304
Morgan Stanley 7.500% due 04/02/2032 þ(i)		$300	240
Natwest Group PLC
4.445% due 05/08/2030 •		400	446
4.892% due 05/18/2029 •		200	228
5.076% due 01/27/2030 •		200	232
8.000% due 08/10/2025 •(g)(h)		1,800	2,114
8.625% due 08/15/2021 •(g)(h)		400	410
Navient Corp.
5.500% due 01/25/2023		800	832
6.500% due 06/15/2022		680	715
6.625% due 07/26/2021		695	708
New York Life Insurance Co. 3.750% due 05/15/2050		3	3
Newmark Group, Inc. 6.125% due 11/15/2023		44	48
Nissan Motor Acceptance Corp.
1.115% (US0003M + 0.890%) due 01/13/2022 ~		5	5
1.900% due 09/14/2021		9	9
Noble Corp. PLC (15.000% PIK) 15.000% due 02/15/2028 (a)		29	31
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	43
OneMain Finance Corp.
5.625% due 03/15/2023		1,994	2,117
6.125% due 05/15/2022		234	246
6.125% due 03/15/2024		66	71
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		83	87
5.250% due 08/15/2022		1,470	1,544
5.500% due 02/15/2024		19	21
Physicians Realty LP 3.950% due 01/15/2028		12	13
QNB Finance Ltd.
1.653% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,408
1.793% (US0003M + 1.570%) due 07/18/2021 ~		200	201
Sabra Health Care LP 4.800% due 06/01/2024		15	16
Santander Holdings USA, Inc. 4.400% due 07/13/2027		21	23
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(g)(h)	GBP	2,250	3,256
SL Green Operating Partnership LP 3.250% due 10/15/2022		$8	8
Societe Generale S.A. 7.375% due 10/04/2023 •(g)(h)		300	325

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Spirit Realty LP 3.400% due 01/15/2030		16	17
Starwood Property Trust, Inc. 4.750% due 03/15/2025		18	19
State Bank of India 4.000% due 01/24/2022		400	410
STORE Capital Corp.
4.500% due 03/15/2028		10	11
4.625% due 03/15/2029		7	8
UBS Group AG
5.750% due 02/19/2022 •(g)(h)	EUR	850	1,038
7.125% due 08/10/2021 •(g)(h)		$1,300	1,326
UniCredit SpA
7.830% due 12/04/2023		1,490	1,738
9.250% due 06/03/2022 •(g)(h)	EUR	1,100	1,407

			54,018

INDUSTRIALS 14.5%
Altice Financing S.A. 3.000% due 01/15/2028		1,700	1,912
Altice France S.A. 7.375% due 05/01/2026		$1,700	1,770
American Airlines Pass-Through Trust
3.350% due 04/15/2031		17	18
4.000% due 01/15/2027		526	487
American Airlines, Inc. 5.500% due 04/20/2026		1,987	2,070
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050		175	199
4.600% due 06/01/2060		61	69
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		41	42
4.375% due 01/15/2028		12	12
Bacardi Ltd. 4.700% due 05/15/2028		100	114
Boeing Co.
5.040% due 05/01/2027		238	272
5.150% due 05/01/2030		312	360
5.705% due 05/01/2040		537	658
5.805% due 05/01/2050		440	555
5.930% due 05/01/2060		573	737
Bombardier, Inc.
6.000% due 10/15/2022		60	60
6.125% due 01/15/2023		52	54
7.500% due 03/15/2025		6	6
7.875% due 04/15/2027		177	174
British Airways Pass-Through Trust 4.625% due 12/20/2025		178	185
Broadcom Corp. 3.875% due 01/15/2027		109	118
Broadcom, Inc.
3.500% due 02/15/2041		1,913	1,835
4.110% due 09/15/2028		16	18
4.150% due 11/15/2030		132	143
4.300% due 11/15/2032		202	220
5.000% due 04/15/2030		5	6
Carnival Corp. 11.500% due 04/01/2023		383	440
CCO Holdings LLC
4.500% due 08/15/2030		89	91
4.750% due 03/01/2030		98	102
Centene Corp. 4.250% due 12/15/2027		35	37
Charter Communications Operating LLC 4.800% due 03/01/2050		90	97
Citrix Systems, Inc. 3.300% due 03/01/2030		16	16
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		41	43
Community Health Systems, Inc.
4.750% due 02/15/2031		400	391
5.625% due 03/15/2027		1,420	1,489
6.625% due 02/15/2025		3,508	3,710
8.000% due 03/15/2026		246	266
Connect Finco SARL 6.750% due 10/01/2026		32	34
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025		4	4
Corning, Inc. 5.450% due 11/15/2079		30	37
CVS Pass-Through Trust 5.789% due 01/10/2026		193	212
DAE Funding LLC
4.500% due 08/01/2022		24	24
5.000% due 08/01/2024		47	48

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.250% due 11/15/2021		209	213
Dell International LLC 6.200% due 07/15/2030		1,368	1,700
Delta Air Lines, Inc. 7.000% due 05/01/2025		381	439
Diamond Resorts International, Inc. 7.750% due 09/01/2023		303	316
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050		200	229
Energy Transfer Operating LP 5.000% due 05/15/2050		37	38
Exela Intermediate LLC 10.000% due 07/15/2023		43	16
Expedia Group, Inc. 6.250% due 05/01/2025		8	9
Gap, Inc.
8.625% due 05/15/2025		296	332
8.875% due 05/15/2027		152	178
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	838
6.510% due 03/07/2022		500	525
General Electric Co.
4.250% due 05/01/2040		19	21
4.350% due 05/01/2050		20	22
5.875% due 01/14/2038		8	10
6.150% due 08/07/2037		1	1
6.875% due 01/10/2039		18	25
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		2,500	2,480
iHeartCommunications, Inc. 6.375% due 05/01/2026		284	302
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(b)		60	21
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(b)		1,427	878
8.000% due 02/15/2024		129	134
8.500% due 10/15/2024 ^(b)		878	553
9.750% due 07/15/2025 ^(b)		688	426
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(b)		182	8
Kraft Heinz Foods Co.
3.750% due 04/01/2030		128	136
4.250% due 03/01/2031		138	152
5.500% due 06/01/2050		3,286	4,032
Leidos, Inc. 4.375% due 05/15/2030		12	13
Level 3 Financing, Inc.
3.400% due 03/01/2027		1,557	1,651
3.875% due 11/15/2029		52	55
Marriott International, Inc. 4.625% due 06/15/2030		12	13
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		32	34
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		380	405
Micron Technology, Inc. 5.327% due 02/06/2029		34	40
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	11	17
Moody's Corp. 3.250% due 05/20/2050		$2	2
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	138
3.875% due 11/15/2029		192	269
4.625% due 05/15/2029		100	146
4.875% due 06/15/2030		$100	115
5.375% due 11/15/2029		28	33
NXP BV 4.300% due 06/18/2029		105	118
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~		30	30
Oracle Corp.
3.850% due 04/01/2060		26	26
3.950% due 03/25/2051 (i)		4,028	4,160
4.000% due 07/15/2046		27	28
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		8	9
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		385	18
5.500% due 04/12/2037 ^(b)		382	18
6.000% due 05/16/2024 ^(b)		141	7
6.000% due 11/15/2026 ^(b)		63	3
9.750% due 05/17/2035 ^(b)		100	5
Petroleos Mexicanos
5.950% due 01/28/2031		430	414
6.490% due 01/23/2027		40	42

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

6.500% due 03/13/2027		120	126
6.500% due 01/23/2029		954	965
6.750% due 09/21/2047		10	9
6.840% due 01/23/2030		736	748
6.950% due 01/28/2060		337	290
7.690% due 01/23/2050		60	56
PTC, Inc. 3.625% due 02/15/2025		18	18
Rolls-Royce PLC 3.375% due 06/18/2026	GBP	1,000	1,374
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$189	218
11.500% due 06/01/2025		291	340
Sands China Ltd.
5.125% due 08/08/2025		1,412	1,582
5.400% due 08/08/2028		200	229
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,300	1,179
Seagate HDD Cayman 4.125% due 01/15/2031		27	27
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		21	23
Southwest Airlines Co.
5.125% due 06/15/2027		82	94
5.250% due 05/04/2025		28	32
Staples, Inc. 7.500% due 04/15/2026		7	7
Tenet Healthcare Corp. 4.625% due 07/15/2024		8	8
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		8	8
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		463	463
2.800% due 07/21/2023		100	100
3.250% due 04/15/2022	EUR	100	119
6.000% due 01/31/2025		100	129
Topaz Solar Farms LLC
4.875% due 09/30/2039		$31	34
5.750% due 09/30/2039		222	254
TransDigm, Inc. 5.500% due 11/15/2027		22	23
Transocean, Inc.
7.250% due 11/01/2025		92	59
7.500% due 01/15/2026		40	25
8.000% due 02/01/2027		65	39
Travel + Leisure Co.
3.900% due 03/01/2023		4	4
4.250% due 03/01/2022		2	2
4.625% due 03/01/2030		21	22
5.650% due 04/01/2024		11	12
6.000% due 04/01/2027		41	46
Triumph Group, Inc.
5.250% due 06/01/2022		12	12
6.250% due 09/15/2024		15	15
U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	42
United Airlines Pass-Through Trust 5.875% due 04/15/2029		3,384	3,759
Univision Communications, Inc.
5.125% due 02/15/2025		555	563
9.500% due 05/01/2025		36	40
Vail Resorts, Inc. 6.250% due 05/15/2025		19	20
Valaris PLC
5.750% due 10/01/2044 ^(b)		70	8
7.750% due 02/01/2026 ^(b)		10	1
Vale Overseas Ltd.
6.250% due 08/10/2026		95	113
6.875% due 11/21/2036		55	73
6.875% due 11/10/2039		22	29
VMware, Inc.
3.900% due 08/21/2027		20	22
4.700% due 05/15/2030		2,606	3,008
Walt Disney Co.
3.500% due 05/13/2040		85	90
3.600% due 01/13/2051		150	160
3.800% due 05/13/2060		101	111
Western Digital Corp. 4.750% due 02/15/2026		94	104
Western Midstream Operating LP 2.325% (US0003M + 1.850%) due 01/13/2023 ~		24	24
Windstream Escrow LLC 7.750% due 08/15/2028		42	43
Wynn Macau Ltd. 5.125% due 12/15/2029		760	780

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		117	115
6.125% due 03/01/2028		47	48

			58,822

UTILITIES 7.2%
AT&T, Inc.
3.500% due 06/01/2041		305	301
3.650% due 06/01/2051		332	322
3.850% due 06/01/2060		239	229
Edison International 5.750% due 06/15/2027		39	46
Enable Midstream Partners LP 4.950% due 05/15/2028		9	10
FirstEnergy Corp. 3.350% due 07/15/2022		1,400	1,421
Gazprom OAO Via Gaz Capital S.A. 2.949% due 01/24/2024	EUR	640	786
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		$1,500	1,428
Jersey Central Power & Light Co. 4.700% due 04/01/2024		3,640	3,962
Lumen Technologies, Inc. 4.000% due 02/15/2027		34	35
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		1	1
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		7	6
ONEOK, Inc. 4.250% due 02/01/2022		1,200	1,225
Pacific Gas & Electric Co.
2.950% due 03/01/2026		221	228
3.150% due 01/01/2026		2,072	2,160
3.250% due 06/15/2023		829	864
3.300% due 03/15/2027		90	94
3.400% due 08/15/2024		159	169
3.750% due 07/01/2028		415	440
3.750% due 08/15/2042		8	7
4.000% due 12/01/2046		3	3
4.250% due 03/15/2046		8	8
4.300% due 03/15/2045		2,026	1,978
4.450% due 04/15/2042		5	5
4.500% due 07/01/2040		575	584
4.500% due 12/15/2041		11	11
4.550% due 07/01/2030		611	663
4.950% due 07/01/2050		656	676
Petrobras Global Finance BV
5.093% due 01/15/2030		739	769
6.250% due 12/14/2026	GBP	700	1,085
San Diego Gas & Electric Co. 3.750% due 06/01/2047		$2	2
Southern California Edison Co.
3.650% due 02/01/2050		17	17
4.125% due 03/01/2048		2	2
4.875% due 03/01/2049		5	6
5.750% due 04/01/2035		4	5
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		15	18
Southern California Gas Co. 5.125% due 11/15/2040		2	2
Sprint Corp.
7.250% due 09/15/2021		1,148	1,178
7.625% due 02/15/2025		1,000	1,194
7.625% due 03/01/2026		18	22
7.875% due 09/15/2023		4,319	4,942
Talen Energy Supply LLC 6.625% due 01/15/2028		18	18
Transocean Phoenix Ltd. 7.750% due 10/15/2024		8	8
Transocean Proteus Ltd. 6.250% due 12/01/2024		2	2
Verizon Communications, Inc. 3.400% due 03/22/2041		1,990	2,023

			28,958

Total Corporate Bonds & Notes (Cost $137,066)			141,798

CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(b)		6	1

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Convertible Bonds & Notes (Cost $4)		1

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	48
6.725% due 04/01/2035	10	12
7.350% due 07/01/2035	10	12
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	140	158

		230

PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007 5.250% due 07/01/2037 ^(b)	15	13
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	5	4
5.700% due 07/01/2023 ^(b)	25	22
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)	10	9
6.000% due 07/01/2039 ^(b)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)	25	22
6.500% due 07/01/2040 ^(b)	5	4
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	55	45
5.500% due 07/01/2039 ^(b)	75	63

		186

Total Municipal Bonds & Notes (Cost $270)		416

U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae, TBA 3.000% due 06/01/2051	10,500	10,933
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	4,561	4,766
Ginnie Mae
0.720% due 04/20/2066 •	43	43
3.273% due 09/20/2066 ~	299	320
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 04/01/2035	1,186	1,253
3.500% due 07/01/2050	424	446
4.000% due 07/01/2048 - 07/01/2050	7,829	8,403
Uniform Mortgage-Backed Security, TBA
2.000% due 06/01/2036 - 05/01/2051	11,600	11,572
2.500% due 05/01/2051 - 06/01/2051	29,000	29,666
3.500% due 05/01/2051	24,900	26,313
4.000% due 04/01/2051 - 05/01/2051	35,800	38,416
4.500% due 04/01/2051	3,000	3,266

Total U.S. Government Agencies (Cost $135,405)		135,397

U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,530
3.000% due 08/15/2048	10	11
3.000% due 02/15/2049	2,800	3,147
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024	1,121	1,213
0.125% due 07/15/2030	1,734	1,884
0.250% due 07/15/2029	4,086	4,499
0.250% due 02/15/2050	610	639
0.375% due 01/15/2027	183	202
0.375% due 07/15/2027	53	59
0.750% due 07/15/2028	2,337	2,667
0.750% due 02/15/2042	116	134
0.750% due 02/15/2045	777	901
0.875% due 01/15/2029	1,955	2,243
0.875% due 02/15/2047	758	915
1.000% due 02/15/2046 (j)	221	271
1.000% due 02/15/2048	742	926
1.000% due 02/15/2049 (j)	1,767	2,217
1.375% due 02/15/2044	112	147
U.S. Treasury Notes
1.750% due 03/31/2022	700	712
1.750% due 05/15/2022	700	713
1.750% due 09/30/2022	1,400	1,434
1.750% due 05/15/2023	1,400	1,447
1.875% due 08/31/2022	1,400	1,435
1.875% due 08/31/2024	1,100	1,152
2.000% due 07/31/2022 (l)	900	923

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

2.000% due 06/30/2024		2,300	2,417
2.125% due 06/30/2022		2,400	2,461
2.125% due 02/29/2024 (l)		1,500	1,578
2.125% due 03/31/2024		84	88
2.125% due 07/31/2024		1,100	1,161
2.125% due 09/30/2024 (l)(n)		3,200	3,381
2.125% due 11/30/2024		300	317
2.250% due 12/31/2023 (j)		7,630	8,039
2.250% due 01/31/2024 (n)		370	390
2.250% due 10/31/2024		6,600	7,004
2.250% due 11/15/2024		3,347	3,553
2.375% due 02/29/2024		100	106
2.375% due 08/15/2024		100	106
2.500% due 05/15/2024		4,000	4,264
2.500% due 01/31/2025 (j)		13,800	14,803
2.625% due 01/31/2026		5,600	6,064
2.625% due 02/15/2029		450	487

Total U.S. Treasury Obligations (Cost $82,798)			87,640

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,320	1,695
Chase Mortgage Finance Trust 2.866% due 12/25/2035 ^~		893	872
Eurosail PLC 1.030% due 06/13/2045 •	GBP	1,504	2,075
Finsbury Square PLC 1.059% due 12/16/2069 •		3,793	5,257
GCAT LLC 2.611% due 12/25/2025 þ		$7,027	7,069
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	971	1,111
HarborView Mortgage Loan Trust 0.590% due 03/19/2036 ^•		$57	57
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	1,634	2,261
Hilton Orlando Trust 1.556% due 12/15/2034 •		$1,400	1,397
MASTR Adjustable Rate Mortgages Trust 1.209% due 09/25/2037 •		11,500	5,553
Mulcair Securities DAC 0.457% due 04/24/2071 •	EUR	5,750	6,762
OBX Trust 0.959% due 04/25/2048 •		$747	754
Precise Mortgage Funding PLC 0.757% due 03/12/2055 •	GBP	2,269	3,125
Ripon Mortgages PLC 0.860% due 08/20/2056 •		949	1,311
Stratton Mortgage Funding PLC 2.549% due 03/12/2052 •		1,200	1,681
WaMu Mortgage Pass-Through Certificates Trust 2.325% due 03/25/2033 ~		$57	57
Washington Mutual Mortgage Pass-Through Certificates Trust 1.109% due 10/25/2046 •		2,837	2,353

Total Non-Agency Mortgage-Backed Securities (Cost $42,924)			43,390

ASSET-BACKED SECURITIES 19.8%
Aegis Asset-Backed Securities Trust 0.279% due 01/25/2037 •		4,655	4,055
ALESCO Preferred Funding Ltd. 0.677% due 12/23/2034 •		210	210
Ameriquest Mortgage Securities Trust 0.449% due 04/25/2036 •		1,503	1,494
Aspen Funding Ltd. 1.825% due 07/10/2037 •		27	27
Asset-Backed Funding Certificates Trust 0.389% due 11/25/2036 •		4,525	3,142
Bear Stearns Asset-Backed Securities Trust 1.984% due 12/25/2034 •		8,067	8,075
Citigroup Mortgage Loan Trust 0.269% due 12/25/2036 •		1,706	1,151
Citigroup Mortgage Loan Trust, Inc. 0.369% due 03/25/2037 •		25	24
Countrywide Asset-Backed Certificates
0.249% due 05/25/2037 ^•		1,571	1,454
0.329% due 05/25/2037 •		2,575	2,492
0.329% due 06/25/2047 •		900	871
0.544% due 01/25/2045 ^•		1,023	946
Countrywide Asset-Backed Certificates Trust 0.639% due 05/25/2036 •		9,800	9,454
EFS Volunteer LLC 1.068% due 10/25/2035 •		770	772
First Franklin Mortgage Loan Trust 0.229% due 12/25/2036 •		647	619

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Harley Marine Financing LLC 5.682% due 05/15/2043 «		91	82
Home Equity Mortgage Loan Asset-Backed Trust 0.709% due 03/25/2036 •		5,000	4,678
HSI Asset Securitization Corp. Trust
0.249% due 01/25/2037 •		3,261	2,923
0.329% due 12/25/2036 •		1,100	440
IXIS Real Estate Capital Trust 0.259% due 01/25/2037 •		3,921	1,943
JP Morgan Mortgage Acquisition Trust 0.359% due 07/25/2036 •		990	991
Legacy Mortgage Asset Trust 1.865% due 01/28/2070 •		2,197	2,223
LP Credit Card ABS Master Trust 1.680% due 08/20/2024 •		884	920
Merrill Lynch Mortgage Investors Trust 0.179% due 04/25/2047 •		5,907	3,468
Morgan Stanley ABS Capital, Inc. Trust
0.179% due 10/25/2036 •		2,435	1,615
0.189% due 11/25/2036 •		5,115	3,757
0.649% due 03/25/2036 •		1,377	1,357
NovaStar Mortgage Funding Trust 0.649% due 05/25/2036 •		4,200	4,001
Option One Mortgage Loan Trust 0.649% due 01/25/2036 •		5,000	4,733
OZLM Ltd. 1.711% due 04/15/2032 •		3,341	3,343
RAAC Trust 0.799% due 11/25/2036 •		250	249
Saxon Asset Securities Trust 1.859% due 12/25/2037 •		1,479	1,488
Symphony CLO Ltd. 1.184% due 07/14/2026 •		1,022	1,023
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		5,231	5,473
Trapeza CDO Ltd. 0.628% due 01/25/2035 •		692	662

Total Asset-Backed Securities (Cost $72,981)			80,155

SOVEREIGN ISSUES 6.6%
Argentina Government International Bond
0.125% due 07/09/2030 þ		1,469	485
0.125% due 07/09/2035 þ		1,606	472
0.125% due 01/09/2038 þ		82	30
0.125% due 07/09/2041 þ		5,039	1,743
1.000% due 08/05/2021	ARS	3,359	23
1.000% due 07/09/2029		$125	45
15.500% due 10/17/2026	ARS	9,026	25
34.109% (BADLARPP) due 10/04/2022 ~		26	0
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		25,379	167
Autonomous City of Buenos Aires
37.373% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	80
37.854% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	38
39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		5,800	40
China Development Bank
2.890% due 06/22/2025	CNY	4,900	734
3.300% due 02/01/2024		900	138
3.430% due 01/14/2027		900	137
3.680% due 02/26/2026		6,300	974
3.740% due 09/10/2025		6,100	944
4.150% due 10/26/2025		4,700	740
Emirate of Abu Dhabi Government International Bond 3.875% due 04/16/2050		$200	218
Israel Government International Bond 3.800% due 05/13/2060		511	549
Peru Government International Bond
5.350% due 08/12/2040	PEN	390	94
5.400% due 08/12/2034		710	185
5.940% due 02/12/2029		2,125	644
6.150% due 08/12/2032		1,256	365
6.350% due 08/12/2028		2,026	632
6.950% due 08/12/2031		1,336	413
8.200% due 08/12/2026		1,340	468
Provincia de Buenos Aires
37.855% due 04/12/2025	ARS	1,788	11
37.932% due 05/31/2022		3,032	20
Qatar Government International Bond
4.400% due 04/16/2050		$200	233
5.103% due 04/23/2048		200	253
Russia Government International Bond
4.980% (RUONIA) due 04/24/2024 ~	RUB	80,100	1,051
7.150% due 11/12/2025		88,624	1,204
7.950% due 10/07/2026		34,532	484
Saudi Government International Bond
3.250% due 10/26/2026		$1,200	1,294

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.500% due 10/26/2046		400	441
4.625% due 10/04/2047		400	450
5.000% due 04/17/2049		200	237
Serbia Government International Bond 3.125% due 05/15/2027	EUR	109	142
South Africa Government International Bond
4.850% due 09/30/2029		$200	202
5.750% due 09/30/2049		200	185
8.000% due 01/31/2030	ZAR	2,100	130
8.250% due 03/31/2032		2,400	141
8.750% due 02/28/2048		1,200	64
8.875% due 02/28/2035		1,700	98
10.500% due 12/21/2026		75,100	5,796
Turkey Government International Bond
4.250% due 03/13/2025		$800	746
4.625% due 03/31/2025	EUR	300	353
5.250% due 03/13/2030		$600	534
5.600% due 11/14/2024		500	491
5.750% due 03/22/2024		200	199
6.350% due 08/10/2024		400	402
7.250% due 12/23/2023		400	413
7.625% due 04/26/2029		700	722
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		43	4
7.650% due 04/21/2025 ^(b)		105	11
8.250% due 10/13/2024 ^(b)		157	16
9.000% due 05/07/2023 ^(b)		46	5
9.250% due 09/15/2027 ^(b)		143	15
9.250% due 05/07/2028 ^(b)		83	9
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	31

Total Sovereign Issues (Cost $29,850)			26,771

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	241
iHeartMedia, Inc. 'A' (c)		31,404	570
iHeartMedia, Inc. 'B' «(c)		24,427	399

			1,210

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(i)		5,701	575
Noble Corp. «		909	16
Noble Corp. «(i)		7,579	134
Pacific Drilling SA «(i)		573	64
Westmoreland Mining Holdings LLC «(i)		239	1

			790

Total Common Stocks (Cost $1,976)			2,000

RIGHTS 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC «		1,684	32

Total Rights (Cost $13)			32

PREFERRED SECURITIES 1.3%
BANKING & FINANCE 1.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		400,000	470
Banco Santander S.A. 6.250% due 09/11/2021 •(g)(h)		100,000	120
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(g)		24,000	26
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)		58,000	64
Nationwide Building Society 10.250% ~		250	64
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		200,650	306

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		3,870,000	3,911

			4,961

INDUSTRIALS 0.1%
General Electric Co. 3.514% (US0003M + 3.330%) due 06/15/2021 ~(g)		494,000	466

Total Preferred Securities (Cost $5,312)			5,427

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		1,326	15

Total Real Estate Investment Trusts (Cost $8)			15

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	11,647	80

ARGENTINA TREASURY BILLS 0.1%
1.867% due 05/21/2021 - 09/13/2021 (d)(e)		77,046	537
1.867% due 06/30/2021 ~(d)		1,231	9

			546

Total Short-Term Instruments (Cost $635)			626

Total Investments in Securities (Cost $524,516)			539,022

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		298,752	2,946

Total Short-Term Instruments (Cost $2,946)			2,946

Total Investments in Affiliates (Cost $2,946)			2,946

Total Investments 133.9% (Cost $527,462)			$541,968
Financial Derivative Instruments (k)(m) 0.3%(Cost or Premiums, net $(5,035))			1,258
Other Assets and Liabilities, net (34.2)%			(138,446)

Net Assets 100.0%			$404,780

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Payment in-kind security.
(b)		Security is not accruing income as of the date of this report.
(c)		Security did not produce income within the last twelve months.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
(g)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)		Contingent convertible security.
(i)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley 7.500% due 04/02/2032		02/11/2020		$257	$240	0.06%
Neiman Marcus Group Ltd. LLC		09/25/2020		184	575	0.14
Noble Corp.		02/05/2021 – 02/08/2021		88	134	0.03
Oracle Corp. 3.950% due 03/25/2051		03/22/2021		4,021	4,160	1.03
Pacific Drilling SA		02/25/2021		60	64	0.02
Westmoreland Mining Holdings LLC		03/26/2019		1	1	0.00

				$4,611	$5,174	1.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

IND	0.100%	02/18/2021	04/19/2021		$(19,515)	$(19,517)

Total Reverse Repurchase Agreements						$(19,517)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.5)%
Uniform Mortgage-Backed Security, TBA		2.000%	06/01/2051	$2,200	$(2,194)	$(2,188)

Total Short Sales (0.5)%					$(2,194)	$(2,188)

(j)		Securities with an aggregate market value of $19,497 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(33,377) at a weighted average interest rate of 0.114%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond June Futures	06/2021	50	$8,755	$(2)	$16	$(28)
U.S. Treasury 10-Year Note June Futures	06/2021	42	5,499	(78)	0	(10)

$(80)	$16	$(38)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2021	34	$(3,567)	$(8)	$27	$0
Japan Government 10-Year Bond June Futures	06/2021	1	(1,365)	(3)	3	0
U.S. Treasury 2-Year Note June Futures	06/2021	13	(2,869)	3	1	0
U.S. Treasury 30-Year Bond June Futures	06/2021	40	(6,184)	127	18	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	52	(9,423)	584	60	0
United Kingdom Long Gilt June Futures	06/2021	2	(352)	6	1	0

$709	$110	$0

Total Futures Contracts	$629	$126	$(38)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.628%	$900	$11	$5	$16	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.702	1,800	27	1	28	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.855	2,600	11	9	20	4	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.683	EUR	500	(54)	10	(44)	1	0

$(5)	$25	$20	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$752	$(9)	$6	$(3)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	1,598	(38)	22	(16)	1	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	470	(12)	7	(5)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	465	(14)	7	(7)	0	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	1,400	(50)	(18)	(68)	5	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,100	(40)	(5)	(45)	3	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	276	12	14	26	1	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	10,900	872	132	1,004	41	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	8,900	768	39	807	26	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	2,500	56	4	60	3	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,800	40	3	43	2	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	EUR	22,600	624	85	709	24	0

$2,209	$296	$2,505	$106	$0

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	4,200	$27	$29	$56	$24	$0
Receive	1-Year BRL-CDI	2.840	Maturity	01/03/2022	BRL	1,000	0	2	2	0	0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022	800	0	1	1	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022	4,200	0	8	8	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022	4,200	0	8	8	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		1,500	0	3	3	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		600	0	1	1	0	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		2,700	0	5	5	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		2,400	0	4	4	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		500	0	1	1	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		800	0	1	1	0	0
Pay	1-Year BRL-CDI	3.060	Maturity	01/03/2022		24,800	0	(35)	(35)	2	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		6,100	(9)	12	3	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		176,700	(52)	(107)	(159)	11	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		6,100	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		6,300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	5.830	Maturity	01/02/2023		3,800	37	(19)	18	0	0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023		3,400	33	(17)	16	0	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023		1,100	11	(6)	5	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		43,200	(8)	(6)	(14)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$400	(7)	2	(5)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022		2,400	(33)	3	(30)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		17,500	(1,817)	307	(1,510)	15	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		2,400	(227)	51	(176)	2	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025		1,700	(75)	39	(36)	1	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025		1,700	(75)	39	(36)	1	0
Receive(6)	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		1,100	0	10	10	1	0
Receive(6)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		8,200	126	126	252	10	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		11,200	(1,680)	493	(1,187)	13	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		400	(32)	18	(14)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,300	(170)	90	(80)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		800	(98)	71	(27)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		800	(62)	70	8	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		2,800	(282)	256	(26)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	153	(46)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	78	(22)	1	0
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	73	16	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	2,276	933	31	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		719	5	44	49	1	0
Receive(6)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		4,400	334	109	443	4	0
Pay(6)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,841	(177)	(13)	(190)	0	(3)
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	88	18	1	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	88	19	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	682	(33)	7	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	871	391	10	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	361	89	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	287	(8)	3	0
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		400	(5)	(61)	(66)	0	(2)
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	01/22/2051		7,200	(83)	(1,188)	(1,271)	0	(25)
Receive(6)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		2,000	392	48	440	5	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(117)	25	(92)	0	(1)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(9)	1	(8)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(36)	6	(30)	0	0
Pay	3-Month ZAR-JIBAR	4.850	Quarterly	01/07/2026		1,700	0	(5)	(5)	0	0
Pay	3-Month ZAR-JIBAR	4.848	Quarterly	01/11/2026		5,100	(1)	(13)	(14)	0	(1)
Pay	3-Month ZAR-JIBAR	4.915	Quarterly	02/01/2026		4,000	(1)	(10)	(11)	0	(1)
Receive	3-Month ZAR-JIBAR	5.970	Quarterly	03/10/2026		200	0	0	0	0	0
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	111	(41)	70	0	(6)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(261)	1,059	0	(57)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(35)	91	0	(5)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	30	26	3	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	11	(14)	1	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		4,600	162	22	184	8	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	28	15	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	57	(6)	1	0
Receive	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	430,000	9	16	25	6	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		3,081,000	32	140	172	45	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021	MXN	14,500	6	(5)	1	0	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	6	(4)	2	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	12	(7)	5	0	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	5	(3)	2	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	6	(3)	3	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	2	(1)	1	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021	900	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	1,200	2	(1)	1	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022	4,400	9	(3)	6	0	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022	1,900	2	(1)	1	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022	54,800	(8)	7	(1)	0	(1)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022	5,600	(2)	1	(1)	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022	13,800	(3)	2	(1)	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022	14,200	(1)	2	1	0	(1)
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022	1,800	6	(2)	4	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022	3,400	12	(4)	8	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022	42,200	146	(42)	104	2	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023	1,000	3	(1)	2	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023	1,700	6	(2)	4	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023	9,500	31	(9)	22	1	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023	3,800	13	(3)	10	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023	3,900	14	(4)	10	0	0
Pay	28-Day MXN-TIIE	4.470	Lunar	02/27/2023	9,100	0	(5)	(5)	1	0
Pay	28-Day MXN-TIIE	4.520	Lunar	02/27/2023	18,300	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	86,100	2	(41)	(39)	4	0
Pay	28-Day MXN-TIIE	4.560	Lunar	02/27/2023	9,000	0	(4)	(4)	0	0
Pay	28-Day MXN-TIIE	4.565	Lunar	02/27/2023	9,100	0	(4)	(4)	1	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	55,900	0	(28)	(28)	3	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023	2,500	9	(2)	7	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023	2,900	4	(2)	2	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023	900	2	(1)	1	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025	7,100	3	(12)	(9)	1	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025	2,400	2	(4)	(2)	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025	5,900	4	(10)	(6)	1	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	6,100	3	(11)	(8)	1	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026	3,000	6	(6)	0	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026	12,400	28	(27)	1	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026	3,800	12	(9)	3	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026	200	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027	9,000	61	(24)	37	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027	2,900	21	(8)	13	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027	5,200	34	(14)	20	1	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027	12,100	9	(32)	(23)	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027	26,500	134	(76)	58	3	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027	2,900	15	(8)	7	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027	7,300	41	(21)	20	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027	3,300	(25)	10	(15)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027	18,900	(142)	58	(84)	0	(2)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	300	(2)	1	(1)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	2,100	(16)	6	(10)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037	1,500	10	(9)	1	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	400	(2)	2	0	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	1,500	9	(9)	0	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	3,100	(31)	20	(11)	0	0

						$(5,576)	$4,958	$(618)	$250	$(106)

Total Swap Agreements						$(3,372)	$5,279	$1,907	$362	$(106)

(l)	Securities with an aggregate market value of $5,551 and cash of $3,888 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		04/2021		BRL	22,864	$4,133		$71		$0
		04/2021		GBP	19,821	28,061		736		0
		04/2021		JPY	36,900	348		15		0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

	04/2021		$4,015	BRL	22,864	48	(1)
	04/2021		426	GBP	306	0	(4)
	04/2021		195	RUB	14,906	2	0
	04/2021		38	TRY	299	0	(2)
	04/2021	ZAR	10,932		$729	0	(12)
	05/2021	SEK	1,870		225	11	0
	05/2021		$4,128	BRL	22,864	0	(73)
	05/2021		2,010	CAD	2,507	0	(15)
	05/2021		1,051	NOK	8,900	0	(11)
	05/2021		1,420	RUB	105,476	0	(32)
	05/2021		1,616	SEK	13,420	0	(79)
	05/2021		124	TRY	908	0	(18)
	05/2021	ZAR	13,163		$861	0	(26)
	06/2021		$17	IDR	251,221	0	0
	06/2021		310	RUB	23,409	0	(3)
	06/2021		248	TRY	1,984	0	(18)
	06/2021		99	ZAR	1,511	2	0
	06/2021	ZAR	3,321		$213	0	(10)
BPS	04/2021		$1,191	TRY	8,816	0	(142)
	05/2021	NOK	2,255		$267	3	0
	05/2021		$225	TRY	1,659	0	(30)
	05/2021		37	ZAR	544	0	0
	06/2021		527	IDR	7,699,020	0	(4)
	06/2021		3,624	MXN	73,564	0	(47)
	06/2021	ZAR	1,068		$70	0	(2)
	08/2021	PEN	812		220	3	0
BRC	05/2021	SEK	16,525		1,934	41	0
	05/2021		$1,136	MXN	23,179	0	(6)
	06/2021		339	TRY	2,655	0	(34)
CBK	04/2021	PEN	115		$31	0	0
	04/2021		$1,795	AUD	2,318	0	(35)
	04/2021		31	PEN	115	0	0
	04/2021		19	TRY	158	0	0
	04/2021		64	ZAR	945	0	0
	05/2021	MXN	3,709		$180	0	(1)
	05/2021	PEN	188		51	1	0
	05/2021		$1,146	SEK	9,550	0	(52)
	05/2021		606	ZAR	9,027	2	0
	06/2021	INR	16,939		$228	0	(1)
	06/2021	PEN	5,326		1,448	26	0
	06/2021		$668	CNH	4,374	0	(5)
	06/2021		886	RUB	66,094	0	(20)
	07/2021		468	CLP	335,098	0	(3)
	08/2021	PEN	326		$89	2	0
	09/2021		959		259	3	0
	12/2021		2,227		606	12	0
	12/2021		$223	INR	16,939	1	0
	02/2022	ZAR	982		$64	0	0
FBF	04/2021		$23	TRY	181	0	(2)
	06/2021		1,070		8,114	0	(141)
GLM	04/2021	MXN	11,297		$546	0	(6)
	04/2021	PEN	121		33	1	0
	04/2021		$32	PEN	121	0	0
	04/2021		1,209	RUB	90,602	1	(14)
	04/2021		500	TRY	4,107	0	(7)
	04/2021	ZAR	2,113		$143	0	0
	05/2021	PEN	152		41	0	0
	05/2021		$58	TRY	425	0	(8)
	05/2021	ZAR	11,484		$770	6	(10)
	06/2021	PEN	70		19	0	0
	06/2021		$48	CNH	315	0	0
	06/2021		108	ZAR	1,624	1	0
	06/2021	ZAR	7,107		$462	0	(15)
HUS	04/2021	BRL	8,716		1,530	0	(19)
	04/2021	PEN	121		33	0	0
	04/2021		$1,588	BRL	8,716	0	(40)
	04/2021		265	EUR	222	0	(4)
	04/2021		405	GBP	294	1	0
	04/2021		33	PEN	121	0	0
	04/2021		121	TRY	869	0	(18)
	04/2021		916	ZAR	13,540	1	(1)
	05/2021	MXN	105,824		$5,117	0	(45)
	05/2021	PEN	393		107	2	0
	05/2021		$299	CLP	215,999	1	0
	05/2021		4,037	MXN	86,354	175	0
	05/2021		0	RUB	32	0	0
	05/2021		124	TRY	911	0	(16)
	06/2021	PEN	377		$102	1	0
	06/2021		$306	CLP	219,511	0	(1)
	06/2021		512	CNH	3,352	0	(4)
	06/2021		113	IDR	1,652,684	0	(1)
	06/2021		215	RUB	16,005	0	(5)
	06/2021		131	TRY	958	0	(19)
	06/2021		383	ZAR	5,908	14	0
	06/2021	ZAR	2,938		$190	0	(7)
	10/2021		$5,027	MXN	105,824	46	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

12/2021	PEN	121	$33	0	0
MYI	04/2021	$335	JPY	36,900	0	(1)
04/2021	174	TRY	1,438	0	(1)
04/2021	ZAR	2,157	$144	0	(2)
05/2021	JPY	36,900	335	2	0
05/2021	NOK	5,225	614	4	0
05/2021	SEK	4,665	563	29	0
05/2021	$1,814	NOK	15,345	0	(20)
05/2021	289	ZAR	4,287	0	0
05/2021	ZAR	3,925	$267	3	0
SCX	04/2021	BRL	13,753	2,414	0	(29)
04/2021	EUR	18,276	22,202	769	0
04/2021	$2,550	BRL	13,753	0	(107)
04/2021	26,848	GBP	19,515	56	0
04/2021	166	TRY	1,237	0	(18)
05/2021	EUR	18,276	$21,492	47	0
05/2021	GBP	19,515	26,851	0	(55)
05/2021	$234	TRY	1,728	0	(31)
06/2021	INR	11,674	$159	1	0
06/2021	PEN	293	79	1	0
06/2021	$3,105	IDR	45,206,295	0	(33)
06/2021	2,905	INR	216,634	23	0
06/2021	14	TRY	110	0	(1)
06/2021	ZAR	1,628	$105	0	(4)
12/2021	PEN	74	20	0	0
12/2021	$155	INR	11,674	0	(1)
TOR	04/2021	6	TRY	54	0	0
04/2021	49	ZAR	717	0	0
02/2022	ZAR	745	$49	0	0

Total Forward Foreign Currency Contracts	$2,164	$(1,372)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000%	06/16/2021	200	$(1)	$(1)
BRC	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	8,000	(9)	(3)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	12,000	(12)	(6)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	12,000	(11)	(6)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	7,900	(8)	(1)

$(41)	$(17)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus CNH	CNH	6.380	05/20/2021	446	$(2)	$0
Call - OTC USD versus CNH	6.650	05/20/2021	446	(2)	(2)
SCX	Put - OTC USD versus CNH	6.310	04/07/2021	715	(3)	0
Call - OTC USD versus CNH	6.610	04/07/2021	715	(3)	(1)

$(10)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865%	04/19/2021	900	$(1)	$(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	900	(2)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.575	04/26/2021	900	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.915	04/26/2021	900	(3)	(4)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.418	04/06/2021	4,000	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.758	04/06/2021	4,000	(13)	(24)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	04/12/2021	4,000	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.770	04/12/2021	4,000	(13)	(29)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	04/12/2021	4,000	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.770	04/12/2021	4,000	(13)	(29)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.445	04/12/2021	1,400	(5)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.765	04/12/2021	1,400	(5)	(11)

$(97)	$(101)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	$98.688	05/06/2021	12,000	$(47)	$(60)

Total Written Options	$(195)	$(181)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.373%	$100	$(2)	$3	$1	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	1.214	600	(36)	33	0	(3)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.920	100	(6)	6	0	0
Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.149	900	(40)	38	0	(2)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.837	100	(15)	15	0	0
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.189	200	1	2	3	0
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.427	550	(15)	18	3	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.149	3,000	(116)	109	0	(7)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	600	(10)	(7)	0	(17)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.984	100	0	0	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.805	400	(6)	(5)	0	(11)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.596	400	(7)	12	5	0
Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	0.724	460	(86)	86	0	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	0.837	600	(94)	95	1	0
Russia Government International Bond	1.000	Quarterly	12/20/2022	0.554	4,660	(102)	139	37	0
MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2026	1.139	100	(1)	0	0	(1)
South Africa Government International Bond	1.000	Quarterly	12/20/2022	1.053	1,200	(25)	24	0	(1)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.462	300	(15)	12	0	(3)

$(576)	$580	$50	$(46)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$2	$1	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	368	113	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,498	(594)	706	112	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	15	16	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	1	2	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	105	65	0

$(888)	$1,197	$309	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	7,100	$0	$(13)	$0	$(13)
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	2,000	0	1	1	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	1,300	0	1	1	0
MYC	Pay	3-Month USD-LIBOR(2)	1.150	Semi-Annual	06/08/2026	$4,400	(4)	(8)	0	(12)

$(4)	$(19)	$2	$(25)

Total Swap Agreements	$(1,468)	$1,758	$361	$(71)

(n)

Securities with an aggregate market value of $275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2021 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)				This instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$15,325	$29	$15,354
Corporate Bonds & Notes
Banking & Finance	0	54,018	0	54,018
Industrials	0	58,822	0	58,822
Utilities	0	28,958	0	28,958
Convertible Bonds & Notes
Utilities	0	1	0	1
Municipal Bonds & Notes
Illinois	0	230	0	230
Puerto Rico	0	186	0	186
U.S. Government Agencies	0	135,397	0	135,397
U.S. Treasury Obligations	0	87,640	0	87,640
Non-Agency Mortgage-Backed Securities	0	43,390	0	43,390
Asset-Backed Securities	0	80,073	82	80,155
Sovereign Issues	0	26,771	0	26,771
Common Stocks
Communication Services	811	0	399	1,210
Industrials	0	0	790	790
Rights
Information Technology	0	0	32	32
Preferred Securities
Banking & Finance	0	4,961	0	4,961
Industrials	0	466	0	466
Real Estate Investment Trusts
Real Estate	15	0	0	15
Short-Term Instruments
Short-Term Notes	0	80	0	80
Argentina Treasury Bills	0	546	0	546

	$826	$536,864	$1,332	$539,022
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,946	$0	$0	$2,946

Total Investments	$3,772	$536,864	$1,332	$541,968

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,188)	$0	$(2,188)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	126	362	0	488
Over the counter	0	2,525	0	2,525

	$126	$2,887	$0	$3,013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(38)	(106)	0	(144)
Over the counter	0	(1,624)	0	(1,624)

	$(38)	$(1,730)	$0	$(1,768)

Total Financial Derivative Instruments	$88	$1,157	$0	$1,245

Totals	$3,860	$535,833	$1,332	$541,025

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,742	$68,104	$(72,900)	$0	$0	$2,946	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	TRY	Turkish New Lira
CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CMBX	Commercial Mortgage-Backed Index	RUONIA	Ruble Overnight Index Average
CDX.EM	Credit Derivatives Index - Emerging Markets	CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	DAC	Designated Activity Company	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$230	$77
1.000% due 07/09/2029		5	2
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	8,070	53
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		70	1

Total Argentina (Cost $582)			133

AUSTRALIA 1.1%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 0.940% (BBSW1M + 0.930%) due 07/21/2026 ~	AUD	183	139

CORPORATE BONDS & NOTES 0.0%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	318

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Pepper Residential Securities Trust 1.036% due 03/12/2061 •		515	515
RESIMAC Bastille Trust 1.033% due 09/05/2057 •		650	652

			1,167

SOVEREIGN ISSUES 0.9%
Australia Government International Bond
1.750% due 06/21/2051	AUD	1,800	1,095
3.000% due 03/21/2047		3,000	2,427
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	594
South Australia Government Financing Authority 1.750% due 05/24/2032		800	582
Treasury Corp. of Victoria 4.250% due 12/20/2032		1,200	1,110

			5,808

Total Australia (Cost $7,668)			7,432

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Petrobras Global Finance BV 5.093% due 01/15/2030		$978	1,018

Total Brazil (Cost $1,014)			1,018

CANADA 1.2%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$87	85
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	637
HSBC Bank Canada 3.300% due 11/28/2021		$1,200	1,223

			1,945

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	477	388
2.867% due 02/12/2055 ~		1,000	801

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

3.072% due 08/12/2053	415	342

		1,531

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 1.500% due 12/01/2044 (f)	478	487
Province of Ontario
2.600% due 06/02/2027	3,500	2,946
6.200% due 06/02/2031	100	109
Province of Quebec 3.000% due 09/01/2023	1,100	928

		4,470

Total Canada (Cost $7,440)		7,946

CAYMAN ISLANDS 4.3%
ASSET-BACKED SECURITIES 3.1%
American Money Management Corp. CLO Ltd. 1.167% due 04/14/2029 •	$1,600	1,602
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •	1,500	1,504
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(b)	1,700	1,700
Dryden Senior Loan Fund 1.141% due 10/15/2027 •	914	914
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •	208	209
GoldentTree Loan Management U.S. CLO Ltd. 1.564% due 01/20/2033 •	1,400	1,405
Gulf Stream Meridian Ltd. 1.641% due 10/15/2029 •	1,500	1,502
Jamestown CLO Ltd. 1.581% due 04/15/2033 •	1,300	1,302
LCM LP 1.264% due 10/20/2027 •	1,243	1,243
Marathon CLO Ltd. 1.052% due 11/21/2027 •	758	758
Marble Point CLO Ltd. 1.222% due 10/15/2030 •(b)	900	900
Mountain View CLO LLC 1.313% due 10/16/2029 •	1,500	1,499
Mountain View CLO Ltd. 1.041% due 10/15/2026 •	63	63
Symphony CLO Ltd. 1.184% due 07/14/2026 •	905	906
Tralee CLO Ltd. 1.334% due 10/20/2028 •	1,294	1,295
Venture CLO Ltd.
1.121% due 04/15/2027 •	262	262
1.166% due 09/07/2030 •	1,300	1,300
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(b)	1,700	1,700
WhiteHorse Ltd. 1.153% due 04/17/2027 •	64	64
Zais CLO Ltd. 1.391% due 04/15/2028 •	950	951

		21,079

CORPORATE BONDS & NOTES 1.2%
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023	300	312
KSA Sukuk Ltd. 2.894% due 04/20/2022	500	513
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	508
QNB Finance Ltd.
1.202% (US0003M + 1.000%) due 05/02/2022 ~	1,000	1,004
1.540% (US0003M + 1.350%) due 05/31/2021 ~	4,500	4,507
Sands China Ltd.
4.600% due 08/08/2023	300	322
5.125% due 08/08/2025	200	224
5.400% due 08/08/2028	500	572

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Tencent Holdings Ltd. 3.595% due 01/19/2028		200	215

			8,177

Total Cayman Islands (Cost $29,067)			29,256

CHINA 12.8%
SOVEREIGN ISSUES 12.8%
China Development Bank
2.890% due 06/22/2025	CNY	28,600	4,283
3.050% due 08/25/2026		28,000	4,184
3.180% due 04/05/2026		20,800	3,138
3.390% due 07/10/2027		14,000	2,122
3.430% due 01/14/2027		13,400	2,037
3.450% due 09/20/2029		4,100	618
3.480% due 01/08/2029		4,900	740
3.500% due 08/13/2026		28,700	4,391
3.650% due 05/21/2029		4,900	749
3.680% due 02/26/2026		85,400	13,202
3.740% due 09/10/2025		10,200	1,578
3.800% due 01/25/2036		5,000	766
4.040% due 04/10/2027		38,200	5,987
4.040% due 07/06/2028		17,300	2,715
4.150% due 10/26/2025		2,600	410
4.240% due 08/24/2027		67,700	10,737
4.880% due 02/09/2028		31,400	5,178
China Government International Bond
2.700% due 11/03/2026		12,900	1,932
2.740% due 08/04/2026		43,800	6,597
2.850% due 01/28/2026		6,800	1,031
2.850% due 06/04/2027		17,100	2,562
2.950% due 06/16/2023		2,200	336
3.220% due 12/06/2025		2,200	339
3.280% due 12/03/2027		62,400	9,584
3.290% due 10/18/2023		6,500	1,004
3.820% due 11/02/2027		8,000	1,275

Total China (Cost $83,562)			87,495

DENMARK 3.2%
CORPORATE BONDS & NOTES 3.2%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	42,134	6,476
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		46,285	7,111
Nykredit Realkredit A/S
0.000% due 10/01/2022 •	EUR	1,400	1,654
1.000% due 10/01/2050	DKK	42,033	6,432

Total Denmark (Cost $20,946)			21,673

FRANCE 3.5%
CORPORATE BONDS & NOTES 0.9%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$2,000	1,967
Credit Agricole S.A. 1.247% due 01/26/2027 •		1,700	1,664
Societe Generale S.A. 1.488% due 12/14/2026 •		2,400	2,360

			5,991

SOVEREIGN ISSUES 2.6%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	955
0.750% due 05/25/2052 (j)		4,650	5,365
2.000% due 05/25/2048 (j)		6,200	9,598
3.250% due 05/25/2045		800	1,493

			17,411

Total France (Cost $20,929)			23,402

GERMANY 2.3%
CORPORATE BONDS & NOTES 2.3%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	1,900	2,324
1.750% due 01/17/2028		700	861
2.222% due 09/18/2024 •		$1,800	1,849

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

2.625% due 02/12/2026	EUR	1,500	1,921
3.547% due 09/18/2031 •		$1,000	1,034
3.729% due 01/14/2032 •(i)		1,100	1,068
3.961% due 11/26/2025 •		1,400	1,517
4.250% due 10/14/2021		1,800	1,834
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	242
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	947
Volkswagen Bank GmbH
1.250% due 08/01/2022	EUR	800	956
2.500% due 07/31/2026		700	913

Total Germany (Cost $15,151)			15,466

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	514
State Bank of India 4.000% due 01/24/2022		200	205

Total India (Cost $704)			719

IRELAND 1.4%
ASSET-BACKED SECURITIES 1.3%
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	700	821
Aurium CLO DAC 0.670% due 04/16/2030 •		500	587
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		459	539
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		1,500	1,761
CVC Cordatus Loan Fund DAC 0.650% due 10/15/2031 •		800	947
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •		1,200	1,412
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •		1,000	1,184
Toro European CLO DAC 0.900% due 10/15/2030 •		1,300	1,525

			8,776

CORPORATE BONDS & NOTES 0.1%
AIB Group PLC
2.875% due 05/30/2031 •		500	622
4.750% due 10/12/2023		$200	219

			841

Total Ireland (Cost $9,649)			9,617

ISRAEL 2.4%
SOVEREIGN ISSUES 2.4%
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	22,800	6,820
1.000% due 04/30/2021		14,200	4,251
2.000% due 03/31/2027		4,400	1,420
3.250% due 01/17/2028		$200	221
3.800% due 05/13/2060		1,300	1,397
4.125% due 01/17/2048		300	346
5.500% due 01/31/2022	ILS	5,200	1,627

Total Israel (Cost $16,012)			16,082

ITALY 2.7%
CORPORATE BONDS & NOTES 1.1%
Banca Carige SpA
0.960% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	1,600	1,887
1.157% due 10/25/2021 •		1,600	1,886
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,000	1,227
2.625% due 04/28/2025		500	602
UniCredit SpA
2.200% due 07/22/2027 •		350	434
7.500% due 06/03/2026 •(g)(h)		200	278

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

7.830% due 12/04/2023		$1,200	1,399

			7,713

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	2,600	3,064
1.500% due 04/30/2045		1,100	1,296
1.750% due 07/01/2024		3,000	3,743
1.850% due 07/01/2025		800	1,015
2.800% due 03/01/2067		800	1,174
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	713

			11,005

Total Italy (Cost $17,659)			18,718

JAPAN 12.5%
CORPORATE BONDS & NOTES 1.1%
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		$700	705
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	232
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		600	633
Mizuho Financial Group, Inc.
1.057% (US0003M + 0.880%) due 09/11/2022 ~		700	707
1.177% (US0003M + 1.000%) due 09/11/2024 ~		900	911
3.922% due 09/11/2024 •		500	537
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		200	209
3.522% due 09/17/2025		400	424
4.345% due 09/17/2027		400	435
4.810% due 09/17/2030		400	439
ORIX Corp. 3.250% due 12/04/2024		200	216
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		1,200	1,160
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	500	599
2.050% due 03/31/2030		$400	386

			7,593

SOVEREIGN ISSUES 11.4%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,454
Japan Bank for International Cooperation 1.750% due 10/17/2024		500	520
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	452,696	4,129
0.100% due 03/20/2029		2,400,000	21,822
0.100% due 06/20/2029		610,000	5,543
0.100% due 03/20/2030		360,000	3,264
0.300% due 06/20/2046		620,000	5,226
0.500% due 09/20/2046		402,000	3,554
0.500% due 03/20/2049		550,000	4,791
0.700% due 12/20/2048		772,000	7,087
1.200% due 09/20/2035		1,340,000	13,669
1.300% due 06/20/2035		340,000	3,509
Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,065
2.000% due 05/17/2021		700	701
2.500% due 06/08/2022		600	615

			77,949

Total Japan (Cost $87,803)			85,542

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond 3.500% due 03/20/2027		$2,800	3,096

Total Kuwait (Cost $2,783)			3,096

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	600	757

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Total Lithuania (Cost $704)			757

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown S.A.
1.625% due 01/31/2028	EUR	700	867
5.375% due 03/21/2029		$200	231
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	400	476

Total Luxembourg (Cost $1,471)			1,574

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$300	321
4.550% due 04/21/2050		200	238
4.800% due 04/21/2060		200	253

			812

SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	1,700	423
3.906% due 07/15/2026		3,900	993
Malaysia Government Investment Issue
3.655% due 10/15/2024		2,200	552
4.130% due 07/09/2029		2,200	558
4.369% due 10/31/2028		1,300	337

			2,863

Total Malaysia (Cost $3,459)			3,675

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$300	326

Total Mexico (Cost $278)			326

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.582% (US0003M + 0.400%) due 06/23/2035 ~		$787	730

Total Multinational (Cost $607)			730

NETHERLANDS 1.4%
ASSET-BACKED SECURITIES 0.8%
Cairn CLO BV 0.600% due 04/30/2031 •	EUR	1,100	1,290
Dryden Euro CLO BV
0.660% due 04/15/2033 •		900	1,056
0.880% due 01/15/2030 •		1,200	1,407
Jubilee CLO BV
0.610% due 04/15/2030 •(b)		800	938
0.650% due 04/15/2031 •		500	586
Penta CLO BV 0.790% due 08/04/2028 •		393	461

			5,738

CORPORATE BONDS & NOTES 0.6%
Cooperatieve Rabobank UA
3.125% due 04/26/2021		$400	401
6.625% due 06/29/2021 •(g)(h)	EUR	400	476
Enel Finance International NV
2.650% due 09/10/2024		$1,300	1,369
2.875% due 05/25/2022		1,100	1,128
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	504

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		100	107

			3,985

		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (g)		157,575	240

Total Netherlands (Cost $9,877)			9,963

		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,000	679
1.750% due 05/15/2041		600	360

Total New Zealand (Cost $1,145)			1,039

NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$500	532

Total Norway (Cost $500)			532

PERU 1.2%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	2,200	627

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.780% due 12/01/2060		$700	580
5.350% due 08/12/2040	PEN	1,100	266
5.940% due 02/12/2029		5,400	1,639
6.350% due 08/12/2028		15,200	4,741

			7,226

Total Peru (Cost $8,346)			7,853

QATAR 1.5%
SOVEREIGN ISSUES 1.5%
Qatar Government International Bond
3.375% due 03/14/2024		$400	430
3.750% due 04/16/2030		400	448
3.875% due 04/23/2023		3,800	4,055
4.000% due 03/14/2029		2,200	2,503
4.400% due 04/16/2050		400	465
4.500% due 04/23/2028		1,800	2,103

Total Qatar (Cost $8,997)			10,004

ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romania Government International Bond
1.375% due 12/02/2029	EUR	600	700
2.625% due 12/02/2040		400	466

Total Romania (Cost $1,182)			1,166

SAUDI ARABIA 0.9%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
1.625% due 11/24/2025		$500	504

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

2.750% due 04/16/2022		400	410

			914

SOVEREIGN ISSUES 0.8%
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,427
2.900% due 10/22/2025		500	531
3.250% due 10/26/2026		400	431
4.000% due 04/17/2025		1,900	2,094

			5,483

Total Saudi Arabia (Cost $6,113)			6,397

SINGAPORE 0.4%
CORPORATE BONDS & NOTES 0.4%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	1,004
3.500% due 09/18/2027		300	319
DBS Bank Ltd. 3.300% due 11/27/2021		400	408
Oversea-Chinese Banking Corp. Ltd. 0.648% (US0003M + 0.450%) due 05/17/2021 ~		700	702
PSA Treasury Pte Ltd. 2.500% due 04/12/2026		400	418

Total Singapore (Cost $2,775)			2,851

SLOVENIA 0.2%
SOVEREIGN ISSUES 0.2%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,419	1,607

Total Slovenia (Cost $1,460)			1,607

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$500	504

Total South Africa (Cost $500)			504

SOUTH KOREA 1.7%
SOVEREIGN ISSUES 1.7%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	1,106
2.375% due 12/10/2027		1,350,000	1,236
2.375% due 12/10/2028		5,820,000	5,333
2.625% due 06/10/2028		2,450,000	2,283
5.500% due 03/10/2028		1,350,000	1,480
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	214

Total South Korea (Cost $11,553)			11,652

SPAIN 3.3%
CORPORATE BONDS & NOTES 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(g)(h)	EUR	200	250
Banco de Sabadell S.A.
0.875% due 07/22/2025		100	119
1.125% due 03/11/2027 •		100	121
Banco Santander S.A.
1.849% due 03/25/2026		$400	399
3.848% due 04/12/2023		200	213
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	200	244

			1,346

		SHARES
PREFERRED SECURITIES 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		1,000,000	1,176

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Banco Santander S.A.
5.250% due 09/29/2023 •(g)		600,000	749
6.250% due 09/11/2021 •(g)		400,000	479
CaixaBank S.A. 5.875% due 10/09/2027 •(g)(h)		200,000	265

			2,669

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.7%
Autonomous Community of Catalonia
4.220% due 04/26/2035		200	314
4.900% due 09/15/2021		1,000	1,199
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,638
1.250% due 10/31/2030		2,100	2,691
1.400% due 07/30/2028		5,200	6,721
1.450% due 10/31/2071		1,600	1,740
1.850% due 07/30/2035		2,100	2,859

			18,162

Total Spain (Cost $20,718)			22,177

SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.9%
European Investment Bank
0.500% due 06/21/2023	AUD	500	380
0.500% due 08/10/2023		400	304
European Union
0.000% due 06/02/2028 (e)	EUR	1,700	2,038
0.200% due 06/04/2036		1,600	1,867
0.300% due 11/04/2050		900	1,000
0.450% due 05/02/2046		700	816

Total Supranational (Cost $6,722)			6,405

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG
0.750% due 09/17/2021	EUR	200	236
6.500% due 08/08/2023 (h)		$200	221
Credit Suisse Group AG
1.384% (US0003M + 1.200%) due 12/14/2023 ~		800	805
2.193% due 06/05/2026 •		1,200	1,221
3.800% due 06/09/2023		800	849
3.869% due 01/12/2029 •		800	859
4.194% due 04/01/2031 •		1,200	1,307
4.282% due 01/09/2028		250	275
UBS AG
5.125% due 05/15/2024 (h)		1,318	1,454
7.625% due 08/17/2022 (h)		1,600	1,744
UBS Group AG 5.750% due 02/19/2022 •(g)(h)	EUR	1,100	1,343

Total Switzerland (Cost $10,196)			10,314

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.0%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$200	205

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	516
3.125% due 10/11/2027		900	978
3.125% due 04/16/2030		400	430

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

3.875% due 04/16/2050		300	327

			2,251

Total United Arab Emirates (Cost $2,282)			2,456

UNITED KINGDOM 12.3%
CORPORATE BONDS & NOTES 6.3%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	983
Barclays Bank PLC
7.625% due 11/21/2022 (h)		$3,300	3,623
10.000% due 05/21/2021	GBP	1,000	1,394
Barclays PLC
1.624% (US0003M + 1.430%) due 02/15/2023 ~		$700	705
3.650% due 03/16/2025		600	646
4.610% due 02/15/2023 •		600	620
4.836% due 05/09/2028		1,000	1,116
5.088% due 06/20/2030 •		1,000	1,133
7.125% due 06/15/2025 •(g)(h)	GBP	500	778
7.250% due 03/15/2023 •(g)(h)		700	1,043
8.000% due 06/15/2024 •(g)(h)		$400	444
Frontier Finance PLC 8.000% due 03/23/2022	GBP	469	664
HSBC Holdings PLC
1.189% (US0003M + 1.000%) due 05/18/2024 ~		$300	303
1.750% due 07/24/2027 •	GBP	700	975
4.041% due 03/13/2028 •		$400	438
4.583% due 06/19/2029 •		800	900
4.750% due 07/04/2029 •(g)(h)	EUR	200	259
5.875% due 09/28/2026 •(g)(h)	GBP	300	458
6.500% due 03/23/2028 •(g)(h)		$700	786
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	850
5.125% due 03/07/2025		700	1,136
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	300	398
4.582% due 12/10/2025		$500	559
4.650% due 03/24/2026		800	897
5.125% due 12/27/2024 •(g)(h)	GBP	500	721
7.625% due 06/27/2023 •(g)(h)		1,000	1,505
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,268
4.302% due 03/08/2029 •		1,400	1,551
Natwest Group PLC
0.750% due 11/15/2025 •	EUR	1,200	1,433
1.751% (US0003M + 1.550%) due 06/25/2024 ~		$800	818
3.875% due 09/12/2023		300	322
4.445% due 05/08/2030 •		500	557
4.519% due 06/25/2024 •		1,200	1,296
6.000% due 12/29/2025 •(g)(h)		800	880
8.000% due 08/10/2025 •(g)(h)		500	587
8.625% due 08/15/2021 •(g)(h)		900	923
NatWest Markets PLC
0.625% due 03/02/2022	EUR	300	355
1.000% due 05/28/2024		800	969
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	614
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		300	300
2.875% due 08/05/2021		400	403
4.796% due 11/15/2024 •		2,400	2,643
7.375% due 06/24/2022 •(g)(h)	GBP	200	289
Santander UK PLC 0.599% (SONIO/N + 0.550%) due 02/12/2027 ~		500	699
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,194
1.456% due 01/14/2027 •		1,200	1,173
Tesco PLC 6.125% due 02/24/2022	GBP	50	72
Tesco Property Finance PLC
5.411% due 07/13/2044		188	333
5.661% due 10/13/2041		98	177
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	723

			42,913

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Avon Finance PLC 0.949% due 09/20/2048 •		1,035	1,430
Business Mortgage Finance PLC 2.056% due 02/15/2041 •		123	169
Durham Mortgages B PLC 0.660% due 03/31/2054 •		815	1,122

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Eurohome UK Mortgages PLC 0.230% due 06/15/2044 •	289	390
Eurosail PLC
0.237% due 06/10/2044 •	1	1
1.030% due 06/13/2045 •	391	539
Finsbury Square PLC
0.849% due 03/16/2070 •	999	1,380
1.030% due 09/12/2068 •	496	685
Harben Finance PLC 0.860% due 08/20/2056 •	886	1,224
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	899	1,244
Hawksmoor Mortgages 1.100% due 05/25/2053 •	1,634	2,261
Lanark Master Issuer PLC 0.880% due 12/22/2069 •	567	783
Mansard Mortgages PLC 0.730% due 12/15/2049 •	116	159
Newgate Funding PLC
0.230% due 12/01/2050 •	248	330
1.080% due 12/15/2050 •	212	284
Paragon Mortgages PLC 0.268% due 01/15/2039 •	635	875
Precise Mortgage Funding PLC 1.249% due 12/12/2055 •	1,200	1,661
Residential Mortgage Securities PLC
1.034% due 12/20/2046 •	675	932
1.284% due 09/20/2065 •	722	997
1.299% due 06/20/2070 •	915	1,274
Ripon Mortgages PLC 0.860% due 08/20/2056 •	2,911	4,019
RMAC PLC 0.780% due 06/12/2046 •	2,038	2,803
RMAC Securities PLC 0.230% due 06/12/2044 •	379	504
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •	2,250	3,101
Towd Point Mortgage Funding 0.951% due 07/20/2045 •	2,036	2,815
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	1,166	1,618
Trinity Square PLC 0.899% due 07/15/2059 •	1,200	1,654

		34,254

	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	960	245

	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
0.625% due 10/22/2050	700	788
1.750% due 01/22/2049	1,300	1,945
3.250% due 01/22/2044	900	1,698
4.250% due 12/07/2040	1,200	2,503

		6,934

Total United Kingdom (Cost $79,901)		84,346

UNITED STATES 38.1%
ASSET-BACKED SECURITIES 5.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	$1,166	1,174
ACE Securities Corp. Home Equity Loan Trust 0.249% due 07/25/2036 •	1,223	1,004
Amortizing Residential Collateral Trust 0.809% due 10/25/2031 •	1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.049% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 0.349% due 05/25/2035 •	1,386	1,297
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.869% due 02/25/2036 •	1,609	1,470

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
0.269% due 12/25/2036 •		488	329
0.629% due 03/25/2036 •		486	470
Citigroup Mortgage Loan Trust, Inc.
0.369% due 06/25/2037 •		2,700	2,634
1.099% due 07/25/2035 •		1,200	1,183
Countrywide Asset-Backed Certificates
0.249% due 06/25/2035 •		316	298
0.249% due 06/25/2037 •		407	385
0.249% due 07/25/2037 •		297	281
0.249% due 06/25/2047 ^•		313	298
0.249% due 06/25/2047 •		1,008	942
0.259% due 04/25/2047 ^•		191	188
0.369% due 12/25/2036 ^•		342	331
0.389% due 03/25/2037 •		1,434	1,472
0.689% due 07/25/2036 •		146	146
4.659% due 08/25/2035 ^~		283	274
Countrywide Asset-Backed Certificates Trust 1.459% due 04/25/2035 •		984	986
Credit Suisse First Boston Mortgage Securities Corp. 0.729% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust 0.224% due 07/25/2036 •		934	886
GSAMP Trust 0.754% due 11/25/2035 ^•		1,324	1,250
Home Equity Mortgage Loan Asset-Backed Trust 0.349% due 04/25/2037 •		511	393
HSI Asset Securitization Corp. Trust 0.369% due 04/25/2037 •		713	470
Long Beach Mortgage Loan Trust 0.669% due 10/25/2034 •		12	12
Merrill Lynch Mortgage Investors Trust 0.268% due 08/25/2037 •		1,239	817
Morgan Stanley ABS Capital, Inc. Trust 0.239% due 10/25/2036 •		129	122
Morgan Stanley Home Equity Loan Trust
0.209% due 12/25/2036 •		913	562
0.339% due 04/25/2037 •		769	517
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		150	59
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.544% due 03/25/2036 •		700	689
NovaStar Mortgage Funding Trust 0.239% due 03/25/2037 •		660	506
Option One Mortgage Loan Trust 0.249% due 01/25/2037 •		386	291
Renaissance Home Equity Loan Trust
2.659% due 12/25/2032 •		204	205
5.294% due 01/25/2037 þ		641	319
5.675% due 06/25/2037 ^þ		1,053	415
5.731% due 11/25/2036 þ		989	547
Residential Asset Mortgage Products Trust
0.549% due 12/25/2035 •		294	274
0.569% due 12/25/2035 •		832	749
Residential Asset Securities Corp. Trust 0.359% due 11/25/2036 ^•		2,009	1,939
Saxon Asset Securities Trust 1.859% due 12/25/2037 •		346	341
SLM Student Loan Trust 0.629% due 03/15/2038 •	GBP	489	654
Soundview Home Loan Trust
0.259% due 06/25/2037 •		$75	61
0.609% due 11/25/2036 •		1,400	1,315
Structured Asset Investment Loan Trust
0.239% due 07/25/2036 •		407	333
0.729% due 01/25/2036 •		1,016	983
Terwin Mortgage Trust 1.049% due 11/25/2033 •		17	16
Towd Point Mortgage Trust
1.109% due 05/25/2058 •		695	702
1.636% due 04/25/2060 ~		1,312	1,323
2.710% due 01/25/2060 ~		1,254	1,295
2.900% due 10/25/2059 ~		4,170	4,363
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,481

			39,054

CORPORATE BONDS & NOTES 7.4%
7-Eleven, Inc.
0.625% due 02/10/2023		1,600	1,601
0.645% (US0003M + 0.450%) due 08/10/2022 ~		600	601
0.800% due 02/10/2024		200	199
AbbVie, Inc. 5.000% due 12/15/2021		600	612

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

American Airlines Pass-Through Trust 3.000% due 04/15/2030		247	249
American Tower Corp. 2.950% due 01/15/2025		800	851
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,266
3.100% due 02/01/2043		$300	281
3.300% due 02/01/2052		300	271
Bayer U.S. Finance LLC
0.831% (US0003M + 0.630%) due 06/25/2021 ~		300	300
1.194% (US0003M + 1.010%) due 12/15/2023 ~		500	507
3.875% due 12/15/2023		300	324
4.250% due 12/15/2025		300	334
4.375% due 12/15/2028		700	791
Boeing Co.
1.950% due 02/01/2024		100	103
2.750% due 02/01/2026		1,800	1,854
3.250% due 02/01/2028		400	414
Broadcom, Inc.
2.450% due 02/15/2031		400	378
2.600% due 02/15/2033		300	280
Campbell Soup Co. 3.650% due 03/15/2023		229	243
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	211
Charles Schwab Corp.
0.750% due 03/18/2024		500	503
2.000% due 03/20/2028		400	402
Charter Communications Operating LLC
2.300% due 02/01/2032		700	652
3.750% due 02/15/2028		100	108
4.464% due 07/23/2022		1,300	1,356
Citibank N.A. 2.844% due 05/20/2022 •		300	301
Comcast Corp. 0.250% due 05/20/2027	EUR	500	592
CVS Health Corp. 3.700% due 03/09/2023		$55	58
D.R. Horton, Inc. 5.750% due 08/15/2023		1,300	1,436
Dell International LLC 6.100% due 07/15/2027		1,100	1,323
Duke Energy Corp. 0.827% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,306
Equitable Holdings, Inc. 3.900% due 04/20/2023		65	69
ERAC USA Finance LLC 2.600% due 12/01/2021		1,200	1,215
Fidelity National Information Services, Inc.
0.750% due 05/21/2023	EUR	300	358
1.700% due 06/30/2022	GBP	200	280
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	200	230
0.183% due 11/15/2023 •		100	114
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$600	600
1.744% due 07/19/2024	EUR	400	472
2.748% due 06/14/2024	GBP	400	557
3.370% due 11/17/2023		$600	616
3.375% due 11/13/2025		400	407
3.810% due 01/09/2024		200	207
4.000% due 11/13/2030		200	199
4.375% due 08/06/2023		600	629
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~		1,200	1,204
General Mills, Inc. 3.200% due 04/16/2021		100	100
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	725
Georgia-Pacific LLC 3.163% due 11/15/2021		400	405
Goldman Sachs Group, Inc.
1.625% due 07/27/2026	EUR	800	1,002
4.223% due 05/01/2029 •		$100	112
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	638
Jackson National Life Global Funding 2.375% due 09/15/2022		1,400	1,440
Kilroy Realty LP 3.450% due 12/15/2024		100	107
Mid-America Apartments LP 4.200% due 06/15/2028		600	672
Morgan Stanley 0.738% (CDOR03 + 0.300%) due 02/03/2023 ~(i)	CAD	3,300	2,629
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	900	1,248

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

NextEra Energy Capital Holdings, Inc. 0.908% (US0003M + 0.720%) due 02/25/2022 ~	$800	804
Nissan Motor Acceptance Corp. 0.883% due 09/28/2022 •	1,000	1,000
Northwell Healthcare, Inc. 4.260% due 11/01/2047	400	451
Oracle Corp.
2.875% due 03/25/2031 (i)	2,300	2,343
3.950% due 03/25/2051 (i)	300	310
4.100% due 03/25/2061 (i)	100	104
Pacific Gas & Electric Co.
2.100% due 08/01/2027	100	98
2.950% due 03/01/2026	100	103
3.450% due 07/01/2025	100	106
4.000% due 12/01/2046	100	93
4.550% due 07/01/2030	200	217
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	1,400	1,529
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021	400	404
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030	600	675
SL Green Operating Partnership LP 3.250% due 10/15/2022	500	516
Southern California Edison Co.
0.650% (SOFRRATE + 0.640%) due 04/03/2023 ~(b)	500	501
0.840% (SOFRRATE + 0.830%) due 04/01/2024 ~(b)	100	100
1.100% due 04/01/2024 (b)	300	300
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	595
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	75	76
4.738% due 09/20/2029	300	322
Volkswagen Group of America Finance LLC
1.141% (US0003M + 0.940%) due 11/12/2021 ~	300	302
4.000% due 11/12/2021	300	307
Walt Disney Co.
1.750% due 01/13/2026	300	307
3.500% due 05/13/2040	100	106
3.600% due 01/13/2051	200	213
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	764
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	2,100	2,146

		50,734

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower (U.S.) LLC 3.250% (LIBOR03M + 2.500%) due 12/01/2027 ~	1,197	1,198
CenturyLink, Inc. 2.359% (LIBOR03M + 2.250%) due 03/15/2027 ~	381	377
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~	572	570

		2,145

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
American Home Mortgage Investment Trust 1.701% due 09/25/2045 •	6	6
Banc of America Mortgage Trust 2.687% due 02/25/2036 ^~	35	35
Bear Stearns Adjustable Rate Mortgage Trust 3.139% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.429% due 02/25/2034 •	27	27
3.033% due 09/25/2035 ^~	17	13
3.044% due 11/25/2035 ^~	18	16
3.343% due 03/25/2036 ^~	88	76
3.453% due 08/25/2036 ^~	30	20
Bear Stearns Structured Products, Inc. Trust 2.886% due 12/26/2046 ^~	18	16
Chase Mortgage Finance Trust 3.329% due 07/25/2037 ~	35	32
Citigroup Mortgage Loan Trust, Inc.
0.459% due 10/25/2035 •	1,370	888
2.220% due 09/25/2035 •	2	2
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.554% due 09/25/2035 ^~	134	129
Countrywide Alternative Loan Trust
0.531% due 03/20/2046 •	44	38
0.669% due 02/25/2037 •	33	28
1.259% due 12/25/2035 •	34	32
1.759% due 11/25/2035 •	8	8
5.250% due 06/25/2035 ^	5	5

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
0.569% due 05/25/2035 •	17	15
0.749% due 03/25/2035 •	29	27
0.769% due 02/25/2035 •	4	4
2.769% due 11/25/2034 ~	3	3
3.115% due 08/25/2034 ^~	5	5
5.500% due 01/25/2035	283	288
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	1,156	1,033
5.863% due 02/25/2037 ^~	167	60
DBUBS Mortgage Trust 0.648% due 11/10/2046 ~(a)	124	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.859% due 10/25/2047 •	676	638
GSR Mortgage Loan Trust
0.439% due 12/25/2034 •	26	25
2.375% due 04/25/2035 ~	38	40
3.018% due 01/25/2036 ^~	24	25
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	1,073	1,081
IndyMac Mortgage Loan Trust
0.529% due 05/25/2046 •	345	336
0.589% due 07/25/2035 •	13	13
JP Morgan Mortgage Trust
2.670% due 02/25/2036 ^~	15	13
3.051% due 07/27/2037 ~	55	54
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,409
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.546% due 12/15/2030 •	3	3
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •	800	803
MFA Trust
1.381% due 04/25/2065 ~	1,836	1,854
1.947% due 04/25/2065 ~	668	675
Morgan Stanley Bank of America Merrill Lynch Trust 0.967% due 12/15/2048 ~(a)	881	11
Morgan Stanley Mortgage Loan Trust 2.077% due 06/25/2036 ~	16	17
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,389	1,450
2.750% due 11/25/2059 ~	1,179	1,231
One New York Plaza Trust 1.056% due 01/15/2026 •	1,600	1,613
Residential Accredit Loans, Inc. Trust
0.259% due 02/25/2047 •	25	13
0.469% due 06/25/2046 •	252	86
0.529% due 04/25/2046 •	411	167
1.272% due 10/25/2037 ~	222	214
6.000% due 06/25/2036	548	525
Structured Adjustable Rate Mortgage Loan Trust 2.455% due 04/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
0.329% due 09/25/2047 •	73	67
0.529% due 05/25/2036 •	8	7
0.549% due 05/25/2036 •	51	50
0.569% due 05/25/2045 •	12	12
0.690% due 07/19/2034 •	1	1
0.770% due 09/19/2032 •	1	1
0.810% due 03/19/2034 •	2	2
1.759% due 08/25/2047 ^•	26	26
Structured Asset Securities Corp. 0.389% due 01/25/2036 •	210	195
Structured Asset Securities Corp. Mortgage Loan Trust 0.399% due 10/25/2036 •	429	385
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	9
Thornburg Mortgage Securities Trust
1.529% due 06/25/2047 ^•	19	17
1.529% due 06/25/2047 •	2	2
Wachovia Mortgage Loan Trust LLC 2.638% due 10/20/2035 ^~	38	36
WaMu Mortgage Pass-Through Certificates Trust
0.729% due 01/25/2045 •	52	52
1.239% due 06/25/2046 •	25	25
1.259% due 02/25/2046 •	55	55
1.707% due 02/27/2034 •	2	2
2.325% due 03/25/2033 ~	5	5
2.526% due 12/25/2036 ^~	127	122
2.710% due 03/25/2035 ~	22	22
3.270% due 04/25/2035 ~	19	19

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 1.199% due 07/25/2046 ^•	19	13

		16,230

	SHARES
PREFERRED SECURITIES 0.5%
AT&T, Inc. 2.875% due 03/02/2025 •(g)	700,000	821
Bank of America Corp. 5.875% due 03/15/2028 •(g)	700,000	764
Charles Schwab Corp. 5.375% due 06/01/2025 •(g)	500,000	554
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)	1,500,000	1,516

		3,655

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.229% due 03/25/2034 •	1	1
0.259% due 08/25/2034 •	1	1
0.468% due 09/25/2042 •	10	10
0.509% due 06/25/2036 •	15	15
1.579% due 10/01/2044 •	7	7
1.801% due 12/01/2034 •	2	2
2.314% due 05/25/2035 ~	4	4
2.614% due 11/01/2034 •	12	13
3.000% due 03/01/2060	877	949
3.500% due 01/01/2059	1,654	1,815
6.000% due 07/25/2044	6	7
Freddie Mac
0.473% due 01/15/2038 •	223	224
0.606% due 12/15/2032 •	3	3
0.706% due 12/15/2037 •	4	4
1.459% due 10/25/2044 •	24	24
2.000% due 03/01/2035 •	4	4
2.382% due 01/15/2038 ~(a)	223	15
2.707% due 02/01/2029 •	1	1
3.535% due 04/01/2035 •	37	38
Ginnie Mae
0.920% due 05/20/2066 - 06/20/2066 •	3,266	3,322
0.970% due 11/20/2066 •	547	558
2.875% due 04/20/2028 - 06/20/2030 •	1	1
3.000% due 07/20/2046 - 05/20/2047	66	68
Uniform Mortgage-Backed Security
2.500% due 11/01/2050 - 02/01/2051	9,577	9,858
3.000% due 10/01/2049	1,238	1,318
3.500% due 10/01/2034 - 07/01/2050	6,615	7,028
4.000% due 06/01/2050	1,114	1,198
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2051	15,300	15,273
3.000% due 04/01/2051	11,500	11,979
4.000% due 04/01/2051 - 05/01/2051	55,133	59,157

		112,897

U.S. TREASURY OBLIGATIONS 5.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	2,400	2,043
1.625% due 11/15/2050 (j)	900	750
1.875% due 02/15/2041 (j)	1,600	1,490
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2030	204	222
0.250% due 02/15/2050 (l)	1,526	1,598
0.500% due 01/15/2028	9,437	10,516
3.875% due 04/15/2029	795	1,117
U.S. Treasury Notes
0.625% due 05/15/2030 (j)	3,300	3,004
1.625% due 08/15/2029 (j)	3,300	3,313
2.250% due 11/15/2025 (n)	100	106
2.875% due 04/30/2025 (j)(l)(n)	10,600	11,545

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

			35,704

Total United States (Cost $255,111)			260,419

SHORT-TERM INSTRUMENTS 1.2%
ARGENTINA TREASURY BILLS 0.0%
0.982% due 06/30/2021 - 09/13/2021 (d)(e)	ARS	25,220	176

ISRAEL TREASURY BILLS 1.2%
(0.023)% due 11/30/2021 - 03/02/2022 (d)(e)	ILS	26,300	7,870

Total Short-Term Instruments (Cost $8,191)			8,046

Total Investments in Securities (Cost $763,056)			782,388

		SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short Asset Portfolio		30,006	301
PIMCO Short-Term Floating NAV Portfolio III		642,051	6,331

Total Short-Term Instruments (Cost $6,628)			6,632

Total Investments in Affiliates (Cost $6,628)			6,632

Total Investments 115.7% (Cost $769,684)			$789,020
Financial Derivative Instruments (k)(m) 1.4%(Cost or Premiums, net $756)			9,265
Other Assets and Liabilities, net (17.1)%			(116,191)

Net Assets 100.0%			$682,094

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Payment in-kind security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
(g)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)		Contingent convertible security.
(i)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.729%	01/14/2032	01/11/2021	$1,100	$1,068	0.16%
Morgan Stanley	0.738	02/03/2023	01/30/2020	2,502	2,629	0.39
Oracle Corp.	2.875	03/25/2031	03/22/2021	2,296	2,343	0.34
Oracle Corp.	3.950	03/25/2051	03/22/2021	299	310	0.05
Oracle Corp.	4.100	03/25/2061	03/22/2021	100	104	0.01

				$6,297	$6,454	0.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	0.070%	03/22/2021	04/22/2021		$(1,323)	$(1,323)
GRE	0.070	03/23/2021	04/06/2021		(1,433)	(1,433)
IND	0.060	03/24/2021	04/07/2021		(4,735)	(4,735)
	0.060	03/25/2021	04/05/2021		(2,092)	(2,092)
	0.100	02/11/2021	04/12/2021		(5,431)	(5,432)
JPS	0.020	03/04/2021	04/05/2021		(783)	(783)
MYI	(0.560)	02/17/2021	05/20/2021	EUR	(5,226)	(6,124)
	(0.550)	02/17/2021	05/20/2021		(2,125)	(2,490)

Total Reverse Repurchase Agreements						$(24,412)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.010%	03/24/2021	04/07/2021		$(709)	$(709)
GSC	(0.050)	03/25/2021	04/01/2021		(379)	(379)

Total Sale-Buyback Transactions						$(1,088)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Canada (0.8)%
Sovereign Issues (0.8)%
Canada Government International Bond	2.750%	12/01/2048	CAD	6,100	$(5,949)	$(5,717)

United States (10.1)%
U.S. Government Agencies (10.1)%
Fannie Mae, TBA	3.000%	06/01/2051	$13,900	(14,484)	(14,473)
Ginnie Mae, TBA	2.500	04/01/2051	2,000	(2,061)	(2,064)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2051	22,900	(23,127)	(22,859)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2051	7,150	(7,144)	(7,124)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2051	9,500	(9,754)	(9,729)
Uniform Mortgage-Backed Security, TBA	3.500	04/01/2036	400	(427)	(426)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2051	11,500	(12,178)	(12,153)

Total United States	(69,175)	(68,828)

Total Short Sales (10.9)%	$(75,124)	$(74,545)

(j)	Securities with an aggregate market value of $24,752 and cash of $270 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(29,197) at a weighted average interest rate of (0.089%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $48 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 90-Day Eurodollar April 2021 Futures	$98.500	04/16/2021	13	$33	$(3)	$(4)
Call - CME 90-Day Eurodollar April 2021 Futures	99.000	04/16/2021	13	33	(1)	0

Total Written Options	$(4)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	12	$2,993	$(1)	$0	$0
Australia Government 3-Year Note June Futures	06/2021	242	21,514	2	0	(24)
Australia Government 10-Year Bond June Futures	06/2021	14	1,469	(6)	0	(11)
Euro-BTP Italy Government Bond June Futures	06/2021	267	46,751	258	85	(142)
Euro-Buxl 30-Year Bond June Futures	06/2021	11	2,658	(20)	11	(16)
Japan Government 10-Year Bond June Futures	06/2021	12	16,382	31	0	(34)
U.S. Treasury 5-Year Note June Futures	06/2021	247	30,479	(384)	0	(41)
U.S. Treasury 10-Year Note June Futures	06/2021	174	22,783	(569)	0	(44)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	106	15,231	(466)	0	(36)
United Kingdom Long Gilt June Futures	06/2021	28	4,925	(56)	0	(20)

$(1,211)	$96	$(368)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar June Futures	06/2024	6	$(1,477)	$0	$0	$0
Euro-Bund 10-Year Bond June Futures	06/2021	172	(34,548)	6	158	(57)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	21	(3,988)	8	12	(6)
Euro-Schatz June Futures	06/2021	188	(24,714)	3	13	(2)
U.S. Treasury 30-Year Bond June Futures	06/2021	23	(3,556)	160	10	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	4	(725)	43	5	0

$220	$198	$(65)

Total Futures Contracts	$(991)	$294	$(433)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Auchan Holding S.A.	1.000%	Quarterly	12/20/2027	1.182%	EUR	1,100	$(65)	$50	$(15)	$3	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.148	$700	14	(4)	10	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.476	EUR	500	18	0	18	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.154	800	0	10	10	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.569	400	(13)	22	9	0	0

$(46)	$78	$32	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$92	$(4)	$(5)	$(9)	$0	$0
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	8,600	(407)	(385)	(792)	0	(32)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	3,800	16	(21)	(5)	0	(4)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	35,500	(216)	(36)	(252)	0	(49)
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	3,000	(5)	(6)	(11)	0	(5)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	10,900	(80)	(124)	(204)	0	(19)

$(696)	$(577)	$(1,273)	$0	$(109)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$400	$9	$1	$10	$1	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin(1)
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$132,700	$(1)	$(26)	$(27)	$0	$(4)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	30,400	0	(5)	(5)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,100	0	(1)	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	19,800	(1)	(4)	(5)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	17,000	0	(1)	(1)	2	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	4,300	0	2	2	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	12,700	1	3	4	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	1	1	3	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	10,100	0	1	1	2	0

$(1)	$(30)	$(31)	$11	$(5)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	13,100	$23	$(74)	$(51)	$0	$(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		5,900	1	(197)	(196)	0	(16)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/15/2026		500	1	0	1	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		5,000	(4)	(375)	(379)	0	(27)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		2,200	(27)	(2)	(29)	0	(9)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		900	72	(222)	(150)	0	(12)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		1,100	45	43	88	15	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	18,500	0	35	35	0	(1)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		44,800	0	82	82	0	(3)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		23,600	0	44	44	0	(2)
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		13,000	0	24	24	0	(1)
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		18,700	0	34	34	0	(1)
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		15,200	0	27	27	0	(1)
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		258,900	(3)	(193)	(196)	17	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		5,500	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		117,200	(1)	(136)	(137)	7	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		38,900	(58)	75	17	0	(2)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		60,800	(4)	(51)	(55)	4	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,800	0	24	24	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,300	6	10	16	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		6,000	0	7	7	0	(2)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	58	32	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,900	173	72	245	0	(5)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		3,100	1	(30)	(29)	0	(4)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(112)	(3)	0	(11)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(89)	(289)	(378)	0	(16)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	11	(75)	0	(3)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		7,100	89	185	274	0	(39)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	400	0	(1)	(1)	0	0
Receive	3-Month NZD-BBR	0.500	Semi-Annual	12/16/2025		550	(2)	11	9	2	0
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	4	55	0	(3)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$15,900	(221)	(156)	(377)	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		8,200	86	1	87	0	(1)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		14,965	3	8	11	2	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	(167)	(167)	2	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	(111)	(111)	4	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	(121)	(121)	5	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		8,200	212	(177)	35	0	(9)
Receive	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		27,150	248	604	852	32	0
Pay(7)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		10,750	(206)	(131)	(337)	0	(12)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		6,800	(54)	(393)	(447)	0	(8)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,100	1,360	(2,901)	(1,541)	32	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		5,000	96	(56)	40	7	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		9,400	(44)	(263)	(307)	13	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		7,700	(70)	574	504	9	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		8,700	(113)	701	588	12	0
Receive	3-Month USD-LIBOR	1.120	Semi-Annual	02/02/2031		1,500	0	90	90	2	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	02/02/2031		1,900	0	106	106	3	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		15,950	128	1,404	1,532	17	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		7,200	399	326	725	7	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		23,500	2,341	79	2,420	28	0
Pay(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		780	0	3	3	3	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		2,700	0	53	53	4	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041		2,400	42	331	373	7	0
Receive	3-Month USD-LIBOR	1.325	Semi-Annual	12/02/2050		1,100	(32)	252	220	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		1,300	5	270	275	3	0
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		2,000	(23)	(321)	(344)	0	(7)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		6,200	194	1,292	1,486	16	0
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		4,300	(938)	(35)	(973)	0	(16)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Receive(7)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		850	0	90	90	2	0
Receive(7)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		650	0	40	40	2	0
Receive(7)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		700	0	37	37	2	0
Receive(7)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		650	0	36	36	2	0
Receive(7)	3-Month USD-LIBOR	1.665	Semi-Annual	10/27/2051		100	0	14	14	0	0
Receive(7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		700	0	25	25	2	0
Receive(7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		500	0	73	73	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	26	30	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	5,000	(107)	255	148	33	0
Pay	6-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	18,200	17	(88)	(71)	0	(8)
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		1,400	(24)	60	36	0	(1)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	8	8	0	(4)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	23,800	16	(21)	(5)	0	(6)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		55,500	(163)	(505)	(668)	0	(51)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/15/2026		13,000	5	8	13	8	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		51,600	(508)	(1,560)	(2,068)	0	(93)
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		8,800	(116)	(8)	(124)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.060	Annual	11/17/2032		1,800	0	(72)	(72)	0	(3)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		900	(80)	57	(23)	2	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036		1,100	51	13	64	2	0
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	49	49	0	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		600	19	79	98	1	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		5,100	(224)	204	(20)	10	0
Receive(7)	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	94	94	1	0
Pay(7)	6-Month JPY-LIBOR	0.000	Semi-Annual	06/16/2023	JPY	1,700,000	23	(14)	9	0	(1)
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029		1,250,000	197	(82)	115	0	(19)
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031		870,000	(82)	(26)	(108)	0	(18)
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		130,881	(2)	9	7	0	(8)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		90,000	29	(35)	(6)	0	(10)
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	57,300	2	(24)	(22)	7	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		30,000	1	20	21	0	(16)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	1,700	0	24	24	0	(6)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(61)	(56)	3	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	3,900	0	(33)	(33)	0	(8)
Receive	UKRPI	3.258	Maturity	02/15/2025		4,600	0	(40)	(40)	0	(9)
Receive	UKRPI	3.262	Maturity	02/15/2025		3,500	0	(31)	(31)	0	(7)
Receive	UKRPI	3.334	Maturity	08/15/2025		2,000	(3)	26	23	0	(3)
Receive	UKRPI	3.355	Maturity	11/15/2025		1,100	(1)	18	17	0	(2)
Receive	UKRPI	3.664	Maturity	03/15/2026		1,100	0	(2)	(2)	0	(2)
Pay	UKRPI	3.386	Maturity	01/15/2030		800	0	(14)	(14)	0	0
Pay	UKRPI	3.346	Maturity	02/15/2030		500	0	(7)	(7)	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		3,000	2	(38)	(36)	0	(1)
Pay	UKRPI	3.453	Maturity	02/15/2030		6,000	0	(68)	(68)	0	(2)
Pay	UKRPI	3.475	Maturity	08/15/2030		2,000	0	(67)	(67)	0	0
Receive	UKRPI	3.397	Maturity	11/15/2030		850	6	38	44	0	0
Receive	UKRPI	3.445	Maturity	11/15/2030		710	0	31	31	0	0
Pay	UKRPI	3.473	Maturity	11/15/2030		1,100	0	(42)	(42)	0	0
Receive	UKRPI	3.510	Maturity	11/15/2030		430	0	14	14	0	0
Pay	UKRPI	3.740	Maturity	03/15/2031		1,000	0	3	3	3	0
Pay	UKRPI	3.217	Maturity	11/15/2040		1,450	(24)	(196)	(220)	0	(3)
Pay	UKRPI	3.272	Maturity	11/15/2040		500	0	(65)	(65)	0	(1)
Pay	UKRPI	3.273	Maturity	11/15/2040		710	0	(92)	(92)	0	(2)
Pay	UKRPI	3.340	Maturity	11/15/2040		730	0	(73)	(73)	0	(2)
Receive	UKRPI	3.000	Maturity	11/15/2050		600	21	156	177	3	0
Receive	UKRPI	3.051	Maturity	11/15/2050		500	0	129	129	3	0
Receive	UKRPI	3.143	Maturity	11/15/2050		300	0	56	56	2	0

							$2,748	$(1,253)	$1,495	$346	$(506)

Total Swap Agreements							$2,014	$(1,781)	$233	$361	$(620)

(l)	Securities with an aggregate market value of $2,805 and cash of $8,588 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Unsettled variation margin liability of $(33) for closed futures and asset of $1 and liability of $(26) for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2021	BRL	7,563		$1,332	$3	$(15)
	04/2021	DKK	55,496		9,072	323	0
	04/2021	GBP	33,821		47,882	1,256	0
	04/2021	TWD	25,819		937	29	0
	04/2021		$1,378	BRL	7,563	0	(35)
	04/2021		9,144	DKK	57,546	0	(72)
	04/2021		1,866	TWD	52,526	0	(18)
	05/2021	ILS	1,477		$451	9	0
	05/2021		$3,241	NOK	27,693	0	(3)
	05/2021		130	RUB	9,703	0	(2)
	05/2021		238	ZAR	3,613	6	0
	06/2021		195	RUB	14,704	0	(2)
	06/2021		85	ZAR	1,286	2	0
	06/2021	ZAR	3,613		$237	0	(6)
	07/2021	DKK	57,546		9,158	72	0
BPS	04/2021	CAD	831		661	0	0
	04/2021	EUR	2,863		3,410	53	0
	04/2021	TWD	51,546		1,871	58	0
	05/2021		$31	CZK	658	0	(1)
	06/2021	CNH	19,938		$3,052	31	0
	06/2021	KRW	6,169,493		5,488	17	0
	06/2021		$268	TWD	7,458	0	(4)
BRC	04/2021	CHF	204		$223	7	0
	05/2021		$1,364	SEK	11,884	0	(3)
	06/2021		440	KRW	493,741	0	(2)
	06/2021		78	TWD	2,172	0	(1)
	08/2021		7	MXN	144	0	0
CBK	04/2021	AUD	1,430		$1,108	21	0
	04/2021	BRL	2,625		476	10	0
	04/2021	CHF	158		175	7	0
	04/2021	DKK	38,150		6,244	229	0
	04/2021	ILS	6,100		1,800	0	(25)
	04/2021	PEN	18,502		5,088	146	0
	04/2021		$461	BRL	2,625	6	0
	04/2021		1,960	CAD	2,470	6	0
	04/2021		5,318	DKK	33,584	0	(24)
	04/2021		3,244	PEN	12,048	1	(27)
	05/2021	CAD	2,470		$1,960	0	(6)
	05/2021	PEN	3,945		1,082	28	0
	06/2021		$496	RUB	37,033	0	(11)
	06/2021		3,456	TWD	96,146	0	(52)
	07/2021	DKK	33,584		$5,326	24	0
	08/2021	PEN	1,105		304	9	0
	11/2021	ILS	29,007		8,869	154	0
	12/2021	PEN	9,069		2,437	18	0
	02/2022	ILS	9,603		2,969	80	0
	03/2022		10,502		3,192	31	0
DUB	06/2021	MYR	12,225		3,005	57	0
GLM	05/2021		$70	RUB	5,182	0	(1)
	05/2021	ZAR	15,632		$1,015	0	(39)
	06/2021	CNH	185,924		28,217	45	0
	01/2022	ILS	3,377		1,034	18	0
HUS	04/2021	BRL	4,774		871	23	0
	04/2021	CAD	2,557		2,046	12	0
	04/2021	EUR	5,276		6,282	95	0
	04/2021	GBP	3,783		5,223	17	(9)
	04/2021	ILS	2,919		849	0	(25)
	04/2021	PEN	7,193		1,948	28	(1)
	04/2021	SEK	14,555		1,691	24	0
	04/2021		$1,126	AUD	1,439	0	(32)
	04/2021		846	BRL	4,774	6	(4)
	04/2021		725	CAD	918	6	0
	04/2021		3,708	DKK	23,340	0	(28)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

04/2021	4,355	EUR	3,627	0	(101)
04/2021	2,606	GBP	1,869	0	(30)
04/2021	1,190	JPY	127,200	0	(41)
04/2021	2,164	NZD	2,981	0	(82)
04/2021	448	PEN	1,656	0	(6)
04/2021	5	PLN	20	0	0
05/2021	ILS	3,526	$1,083	27	0
05/2021	PEN	601	163	3	0
05/2021	$14	CZK	293	0	(1)
05/2021	71	RUB	5,329	0	(1)
05/2021	233	ZAR	3,487	2	0
06/2021	CNH	23,418	$3,579	31	0
06/2021	HKD	3,683	474	1	0
06/2021	KRW	247,514	219	0	0
06/2021	$1,655	MXN	34,513	21	0
06/2021	121	RUB	8,968	0	(3)
06/2021	653	ZAR	10,074	23	0
06/2021	ZAR	3,487	$232	0	(2)
12/2021	PEN	1,656	448	6	0
01/2022	ILS	2,111	654	19	0
JPM	04/2021	AUD	500	384	4	0
04/2021	BRL	557	101	2	0
04/2021	GBP	746	1,040	11	0
04/2021	$98	BRL	557	1	0
04/2021	6,276	DKK	39,561	0	(40)
06/2021	CNY	70,158	$10,769	142	0
06/2021	$974	CNH	6,377	0	(8)
06/2021	434	TWD	12,066	0	(7)
06/2021	285	ZAR	4,361	7	0
07/2021	DKK	37,441	$5,939	27	0
MYI	04/2021	17,700	2,890	100	0
04/2021	MXN	736	35	0	(1)
04/2021	$72,561	JPY	7,998,172	0	(322)
05/2021	JPY	7,998,172	$72,582	323	0
06/2021	CNH	240,272	36,581	174	0
06/2021	KRW	361,504	320	0	(1)
06/2021	$38	EUR	30	0	(3)
SCX	04/2021	EUR	76,106	$92,453	3,203	0
04/2021	$50,189	GBP	36,481	104	0
04/2021	3,212	SEK	26,439	0	(185)
04/2021	880	TWD	24,839	0	(6)
05/2021	EUR	76,106	$89,499	197	0
05/2021	GBP	36,481	50,194	0	(104)
06/2021	KRW	1,001,483	889	1	0
06/2021	TWD	136,526	4,966	132	0
06/2021	$1,825	IDR	26,560,869	0	(19)
06/2021	592	TWD	16,493	0	(8)
SOG	04/2021	JPY	8,125,372	$76,911	3,523	0
SSB	06/2021	$74	TWD	2,056	0	(1)
TOR	04/2021	CAD	9,044	$7,144	0	(52)
04/2021	$7,195	CAD	9,044	1	0
04/2021	3,315	NOK	27,693	0	(77)
05/2021	CAD	9,044	$7,196	0	(1)
UAG	04/2021	DKK	42,685	6,993	264	0
04/2021	ILS	5,262	1,532	0	(42)
04/2021	$1,067	RUB	79,019	0	(24)
05/2021	15	CZK	326	0	(1)
05/2021	788	RUB	58,805	0	(14)
05/2021	564	ZAR	8,532	11	0
06/2021	245	RUB	18,314	0	(5)
06/2021	ZAR	8,532	$562	0	(11)

Total Forward Foreign Currency Contracts	$11,327	$(1,647)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	09/30/2021	3,700	$78	$76
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.200	01/25/2022	16,100	128	310

$206	$386

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/23/2025	EUR	97.000	05/23/2025	1,100	$83	$154

Total Purchased Options	$289	$540

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	100.000%	06/16/2021	400	$(1)	$(1)
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	1,000	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	2,300	(3)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	600	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	1,100	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	1,000	(1)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	300	(2)	(1)
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	2,400	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	1,900	(2)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	04/21/2021	1,400	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	1,000	(1)	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	1,300	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,300	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	3,200	(4)	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	1,800	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	1,800	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	2,800	(3)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	700	(1)	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	2,400	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	4,600	(7)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	6,900	(10)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	4,200	(5)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	1,400	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	1,400	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	05/19/2021	300	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	3,000	(3)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	1,700	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	2,600	(1)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	2,600	(3)	(2)
CBK	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	04/21/2021	300	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	1,000	(1)	0
DBL	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	600	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	1.000	04/21/2021	300	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	1,500	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	700	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,900	(2)	0
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	1,600	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	1,600	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	800	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	900	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	1,700	(2)	(1)
FBF	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	06/16/2021	300	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	1,100	(2)	0
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	06/16/2021	900	0	(1)
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	900	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	1,300	(2)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	1,200	(1)	(1)
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	102.000	06/16/2021	200	(1)	(1)
	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	04/21/2021	1,100	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	400	0	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	2,600	(3)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	1,800	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	1,000	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	05/19/2021	1,000	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	1.050	05/19/2021	1,000	(1)	0
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	06/16/2021	1,000	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	1,700	(2)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	800	0	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	800	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	1,900	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	1,200	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	1,700	(2)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	1,300	(2)	(1)
JPM	Put - OTC CDX.HY-35 5-Year Index	Sell	103.000	05/19/2021	200	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	1,000	(1)	0
	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	1,100	(1)	0
MYC	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	05/19/2021	1,100	(1)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	1,500	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	05/19/2021	300	0	0

						$(115)	$(28)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

HUS	Put - OTC EUR versus CNH	CNH	7.700	04/28/2021	2,776	$(11)	$(16)
Call - OTC EUR versus CNH	7.950	04/28/2021	2,776	(21)	(2)
Put - OTC USD versus ILS	ILS	3.195	04/14/2021	1,363	(5)	0
Call - OTC USD versus ILS	3.315	04/14/2021	1,363	(5)	(14)
Put - OTC USD versus ILS	3.165	05/06/2021	1,198	(6)	0
Call - OTC USD versus ILS	3.328	05/06/2021	1,198	(6)	(13)
JPM	Put - OTC USD versus ILS	3.182	05/18/2021	701	(3)	(1)
Call - OTC USD versus ILS	3.338	05/18/2021	701	(3)	(7)
Put - OTC USD versus ILS	3.260	06/30/2021	1,192	(6)	(6)
Call - OTC USD versus ILS	3.415	06/30/2021	1,192	(6)	(7)

$(72)	$(66)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	15,800	$(78)	$(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865	04/19/2021	5,700	(5)	(3)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	6,200	(11)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/15/2021	1,800	(13)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	06/15/2021	1,800	(13)	(16)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(169)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	6,400	(8)	(5)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	6,400	(8)	(16)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	06/14/2021	2,900	(8)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	06/14/2021	2,900	(8)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.522	04/12/2021	1,500	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.862	04/12/2021	1,500	(6)	(5)
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,900	(32)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	04/19/2021	2,900	(10)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.858	04/19/2021	2,900	(10)	(15)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	4,800	(35)	(36)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	16,600	(148)	(4)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	6,400	(9)	(5)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	6,400	(9)	(16)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.840	04/19/2021	2,000	(3)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/19/2021	2,000	(3)	(4)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	3,200	(85)	(185)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	14,100	(126)	(3)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	11,000	(51)	(4)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.820	04/15/2021	3,500	(6)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/15/2021	3,500	(6)	(7)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	3,500	(52)	(202)
RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	33,400	(43)	(26)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	33,400	(43)	(85)

$(918)	$(847)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	1-Month USD-LIBOR	10/07/2022	9,500	$(10)	$(2)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	1-Month USD-LIBOR	10/08/2022	5,250	(5)	(1)

$(15)	$(3)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	$101.172	06/07/2021	1,700	$(10)	$(10)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	700	(2)	(5)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	600	(1)	(6)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	700	(2)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	700	(3)	(18)

$(18)	$(47)

Total Written Options	$(1,138)	$(991)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$200	$(7)	$4	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,700	(61)	40	0	(21)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	3,000	(73)	13	0	(60)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	800	(15)	(1)	0	(16)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,200	(41)	26	0	(15)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	2,000	(51)	11	0	(40)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,000	(35)	23	0	(12)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	1,600	(31)	(1)	0	(32)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	1,700	(59)	38	0	(21)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	800	(20)	4	0	(16)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	200	(5)	1	0	(4)

$(398)	$158	$0	$(240)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.619%	$900	$(22)	$37	$15	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.619	600	(15)	25	10	0
MYC	Barclays Bank PLC	1.000	Quarterly	12/20/2021	0.168	EUR	200	2	(1)	1	0

$(35)	$61	$26	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(5)	$20	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	4,200	2,898	1	306	307	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100	2,829	(15)	315	300	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	1,800	1,293	9	61	70	0

$20	$677	$697	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$15,500	$8	$5	$13	$0

Total Swap Agreements	$(405)	$901	$736	$(240)

(n)

Securities with an aggregate market value of $122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$133	$0	$133
Australia
Asset-Backed Securities	0	139	0	139
Corporate Bonds & Notes	0	318	0	318
Non-Agency Mortgage-Backed Securities	0	1,167	0	1,167
Sovereign Issues	0	5,808	0	5,808
Brazil
Corporate Bonds & Notes	0	1,018	0	1,018
Canada
Corporate Bonds & Notes	0	1,945	0	1,945
Non-Agency Mortgage-Backed Securities	0	1,531	0	1,531
Sovereign Issues	0	4,470	0	4,470
Cayman Islands
Asset-Backed Securities	0	19,379	1,700	21,079
Corporate Bonds & Notes	0	8,177	0	8,177
China
Sovereign Issues	0	87,495	0	87,495
Denmark
Corporate Bonds & Notes	0	21,673	0	21,673
France
Corporate Bonds & Notes	0	5,991	0	5,991
Sovereign Issues	0	17,411	0	17,411
Germany
Corporate Bonds & Notes	0	15,466	0	15,466
India
Corporate Bonds & Notes	0	719	0	719
Ireland
Asset-Backed Securities	0	8,776	0	8,776
Corporate Bonds & Notes	0	841	0	841
Israel
Sovereign Issues	0	16,082	0	16,082
Italy
Corporate Bonds & Notes	0	7,713	0	7,713
Sovereign Issues	0	11,005	0	11,005
Japan
Corporate Bonds & Notes	0	7,593	0	7,593
Sovereign Issues	0	77,949	0	77,949
Kuwait
Sovereign Issues	0	3,096	0	3,096
Lithuania
Sovereign Issues	0	757	0	757
Luxembourg
Corporate Bonds & Notes	0	1,574	0	1,574
Malaysia
Corporate Bonds & Notes	0	812	0	812
Sovereign Issues	0	2,863	0	2,863
Mexico
Sovereign Issues	0	326	0	326
Multinational
Corporate Bonds & Notes	0	730	0	730
Netherlands
Asset-Backed Securities	0	5,738	0	5,738
Corporate Bonds & Notes	0	3,985	0	3,985
Preferred Securities	0	240	0	240
New Zealand
Sovereign Issues	0	1,039	0	1,039
Norway
Corporate Bonds & Notes	0	532	0	532
Peru
Corporate Bonds & Notes	0	627	0	627
Sovereign Issues	0	7,226	0	7,226
Qatar
Sovereign Issues	0	10,004	0	10,004
Romania
Sovereign Issues	0	1,166	0	1,166
Saudi Arabia
Corporate Bonds & Notes	0	914	0	914
Sovereign Issues	0	5,483	0	5,483
Singapore
Corporate Bonds & Notes	0	2,851	0	2,851
Slovenia
Sovereign Issues	0	1,607	0	1,607
South Africa
Sovereign Issues	0	504	0	504
South Korea
Sovereign Issues	0	11,652	0	11,652
Spain
Corporate Bonds & Notes	0	1,346	0	1,346
Preferred Securities	0	2,669	0	2,669
Sovereign Issues	0	18,162	0	18,162
Supranational
Corporate Bonds & Notes	0	6,405	0	6,405
Switzerland
Corporate Bonds & Notes	0	10,314	0	10,314

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2021 (Unaudited)

United Arab Emirates
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	2,251	0	2,251
United Kingdom
Corporate Bonds & Notes	0	42,913	0	42,913
Non-Agency Mortgage-Backed Securities	0	34,254	0	34,254
Preferred Securities	0	245	0	245
Sovereign Issues	0	6,934	0	6,934
United States
Asset-Backed Securities	0	39,054	0	39,054
Corporate Bonds & Notes	0	50,734	0	50,734
Loan Participations and Assignments	0	2,145	0	2,145
Non-Agency Mortgage-Backed Securities	0	16,230	0	16,230
Preferred Securities	0	3,655	0	3,655
U.S. Government Agencies	0	112,897	0	112,897
U.S. Treasury Obligations	0	35,704	0	35,704
Short-Term Instruments
Argentina Treasury Bills	0	176	0	176
Israel Treasury Bills	0	7,870	0	7,870

	$0	$780,688	$1,700	$782,388
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,632	$0	$0	$6,632

Total Investments	$6,632	$780,688	$1,700	$789,020

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	0	(5,717)	0	(5,717)
United States
U.S. Government Agencies	0	(68,828)	0	(68,828)

	$0	$(74,545)	$0	$(74,545)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	294	361	0	655
Over the counter	0	12,603	0	12,603

	$294	$12,964	$0	$13,258
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(437)	(620)	0	(1,057)
Over the counter	0	(2,878)	0	(2,878)

	$(437)	$(3,498)	$0	$(3,935)

Total Financial Derivative Instruments	$(143)	$9,466	$0	$9,323

Totals	$6,489	$715,609	$1,700	$723,798

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$300	$1	$0	$0	$0	$301	$1	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,729	$39,302	$(41,700)	$1	$(1)	$6,331	$1	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	JPS	J.P. Morgan Securities LLC
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	GRE	NatWest Markets Securities Inc.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	IND	Crédit Agricole Corporate and Investment Bank S.A.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (OR $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate
BBSW1M	1 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDOR03	3 month CDN Swap Rate	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$7	$2
0.125% due 07/09/2035 þ		5	2
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	480	3
Autonomous City of Buenos Aires 39.106% (BADLARPP + 5.000%) due 01/23/2022 ~		30	0
Provincia de Buenos Aires 37.855% due 04/12/2025		100	1

Total Argentina (Cost $33)			8

AUSTRALIA 2.6%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	106

SOVEREIGN ISSUES 2.2%
Australia Government International Bond
0.500% due 09/21/2026	AUD	600	446
1.750% due 06/21/2051		100	61
3.000% due 03/21/2047		150	121
Treasury Corp. of Victoria 4.250% due 12/20/2032		20	19

			647

Total Australia (Cost $749)			753

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
Petrobras Global Finance BV 5.093% due 01/15/2030		$57	59

Total Brazil (Cost $59)			59

CANADA 0.9%
SOVEREIGN ISSUES 0.9%
Province of Ontario
0.625% due 01/21/2026		$100	98
2.600% due 06/02/2027	CAD	200	168

Total Canada (Cost $256)			266

CAYMAN ISLANDS 3.8%
ASSET-BACKED SECURITIES 2.4%
Crown Point CLO Ltd. 1.394% due 10/20/2028 •		$90	90
Dryden Senior Loan Fund
1.141% due 10/15/2027 •		76	77
1.261% due 04/15/2029 •		100	100
MidOcean Credit CLO 1.474% due 01/20/2029 •		100	100
Monarch Grove CLO 1.098% due 01/25/2028 •		65	65
Venture CLO Ltd.
1.244% due 04/20/2029 •		100	100
1.324% due 01/20/2029 •		100	100

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Zais CLO Ltd. 1.391% due 04/15/2028 •		68	68

			700

CORPORATE BONDS & NOTES 1.4%
QNB Finance Ltd. 1.540% (US0003M + 1.350%) due 05/31/2021 ~		200	200
Sands China Ltd. 5.400% due 08/08/2028		200	229

			429

Total Cayman Islands (Cost $1,099)			1,129

CHINA 12.2%
SOVEREIGN ISSUES 12.2%
China Development Bank
3.390% due 07/10/2027	CNY	500	76
3.430% due 01/14/2027		1,600	243
3.450% due 09/20/2029		300	45
3.480% due 01/08/2029		1,100	166
3.500% due 08/13/2026		2,000	306
3.650% due 05/21/2029		400	61
3.680% due 02/26/2026		2,700	418
4.040% due 04/10/2027		600	94
4.040% due 07/06/2028		1,000	157
4.240% due 08/24/2027		8,500	1,348
4.880% due 02/09/2028		2,400	396
China Government International Bond
2.700% due 11/03/2026		400	60
2.740% due 08/04/2026		600	90
2.850% due 01/28/2026		200	30
2.850% due 06/04/2027		400	60
3.280% due 12/03/2027		500	77

Total China (Cost $3,459)			3,627

DENMARK 3.3%
CORPORATE BONDS & NOTES 3.3%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,258	193
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,476	379
Nykredit Realkredit A/S
1.000% due 10/01/2050		2,664	407

Total Denmark (Cost $949)			979

FRANCE 3.2%
SOVEREIGN ISSUES 3.2%
France Government International Bond
0.500% due 05/25/2072	EUR	50	48
0.750% due 05/25/2052 (h)		250	288
2.000% due 05/25/2048 (h)		220	341
3.250% due 05/25/2045 (h)		140	261

Total France (Cost $789)			938

GERMANY 2.9%
CORPORATE BONDS & NOTES 2.9%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	122
1.750% due 11/19/2030 •		100	122
2.625% due 02/12/2026		200	256
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)		100	120
Volkswagen Bank GmbH
0.625% due 09/08/2021		100	118
1.875% due 01/31/2024		100	123

Total Germany (Cost $837)			861

IRELAND 3.0%
ASSET-BACKED SECURITIES 3.0%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	250	293

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Man GLG Euro CLO DAC
0.690% due 12/15/2031 •		250	296
0.870% due 01/15/2030 •		250	294

Total Ireland (Cost $851)			883

ISRAEL 2.4%
SOVEREIGN ISSUES 2.4%
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	700	209
1.000% due 04/30/2021		1,000	299
2.000% due 03/31/2027		200	65
5.500% due 01/31/2022		400	125

Total Israel (Cost $695)			698

ITALY 4.2%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
0.960% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	100	118
1.157% due 10/25/2021 •		100	118

			236

SOVEREIGN ISSUES 3.4%
Italy Buoni Poliennali Del Tesoro
0.900% due 04/01/2031		125	150
1.450% due 11/15/2024 (h)		200	248
1.500% due 04/30/2045 (h)		100	118
1.850% due 07/01/2025 (h)		200	254
2.800% due 03/01/2067		35	51
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	178

			999

Total Italy (Cost $1,185)			1,235

JAPAN 14.1%
SOVEREIGN ISSUES 14.1%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	196
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	30,180	275
0.100% due 03/20/2029		135,000	1,227
0.100% due 03/20/2030		40,000	363
0.300% due 06/20/2046		25,000	211
0.500% due 09/20/2046		53,000	469
0.700% due 12/20/2048		42,400	389
1.200% due 09/20/2035		42,650	435
1.300% due 06/20/2035		40,000	413
1.700% due 06/20/2033		20,000	213

Total Japan (Cost $4,349)			4,191

KUWAIT 0.7%
SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond 3.500% due 03/20/2027		$200	221

Total Kuwait (Cost $199)			221

MALAYSIA 0.5%
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	100	25
3.733% due 06/15/2028		100	25
3.955% due 09/15/2025		100	26
Malaysia Government Investment Issue
3.655% due 10/15/2024		100	25
4.130% due 07/09/2029		100	25
4.369% due 10/31/2028		100	26

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Total Malaysia (Cost $147)			152

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.750% due 05/15/2041	NZD	50	30

Total New Zealand (Cost $36)			30

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	24
5.940% due 02/12/2029		173	53
6.350% due 08/12/2028		700	219
6.950% due 08/12/2031		79	24

Total Peru (Cost $338)			320

QATAR 2.3%
SOVEREIGN ISSUES 2.3%
Qatar Government International Bond
3.875% due 04/23/2023		$200	213
4.000% due 03/14/2029		200	228
4.500% due 04/23/2028		200	234

Total Qatar (Cost $600)			675

RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	3,700	51

Total Russia (Cost $57)			51

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.375% due 10/26/2021		$200	202
4.625% due 10/04/2047		200	225

Total Saudi Arabia (Cost $438)			427

SOUTH KOREA 2.2%
SOVEREIGN ISSUES 2.2%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	59
2.375% due 12/10/2027		80,000	73
2.375% due 12/10/2028		330,000	302
2.625% due 06/10/2028		130,000	121
5.500% due 03/10/2028		80,000	88

Total South Korea (Cost $638)			643

SPAIN 2.9%
		SHARES
PREFERRED SECURITIES 0.4%
Banco Santander S.A. 6.250% due 09/11/2021 •**(f)		100,000	120

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 2.5%
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	100	120
Spain Government International Bond
1.400% due 07/30/2028 (h)		320	414

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

1.450% due 10/31/2071		75	81
1.850% due 07/30/2035		100	136

			751

Total Spain (Cost $830)			871

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.6%
European Union
0.000% due 06/02/2028 (d)	EUR	300	359
0.200% due 06/04/2036		100	117

Total Supranational (Cost $497)			476

UNITED ARAB EMIRATES 1.4%
SOVEREIGN ISSUES 1.4%
Emirate of Abu Dhabi Government International Bond
2.125% due 09/30/2024		$200	209
2.500% due 10/11/2022		200	207

Total United Arab Emirates (Cost $409)			416

UNITED KINGDOM 14.7%
CORPORATE BONDS & NOTES 7.7%
Barclays Bank PLC 10.000% due 05/21/2021	GBP	100	140
Barclays PLC 3.375% due 04/02/2025 •	EUR	200	256
BG Energy Capital PLC 4.000% due 10/15/2021		$200	204
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	219
6.750% due 09/11/2028	GBP	50	89
Lloyds Bank PLC 4.875% due 03/30/2027		100	170
Lloyds Banking Group PLC 3.900% due 03/12/2024		$200	217
Marks & Spencer PLC 4.250% due 12/08/2023	GBP	100	147
Nationwide Building Society 4.363% due 08/01/2024 •		$200	216
Natwest Group PLC 5.076% due 01/27/2030 •		200	232
NatWest Markets PLC 0.625% due 03/02/2022	EUR	100	118
Santander UK Group Holdings PLC 3.571% due 01/10/2023		$200	205
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	86

			2,299

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Avon Finance PLC 0.949% due 09/20/2048 •		94	130
Eurosail PLC
0.000% due 12/10/2044 •	EUR	11	12
0.000% due 03/13/2045 •		18	21
0.240% due 03/13/2045 •	GBP	36	49
Hawksmoor Mortgages 1.100% due 05/25/2053 •		204	283
Mansard Mortgages PLC 0.730% due 12/15/2049 •		70	95
Newgate Funding PLC 1.080% due 12/15/2050 •		106	142
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •		92	127
Ripon Mortgages PLC 0.860% due 08/20/2056 •		63	87
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	79	90
0.250% due 06/12/2044 •	GBP	95	126
Silverstone Master Issuer PLC 0.801% due 01/21/2070 •		66	92
Stratton Mortgage Funding PLC
0.949% due 07/20/2060 •		100	138
1.250% due 05/25/2051 •		85	117

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Trinity Square PLC 0.899% due 07/15/2059 •		100	138

			1,647

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
1.750% due 01/22/2049		100	150
3.250% due 01/22/2044		150	283

			433

Total United Kingdom (Cost $4,148)			4,379

UNITED STATES 39.5%
ASSET-BACKED SECURITIES 5.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		$78	78
Citigroup Mortgage Loan Trust, Inc. 0.369% due 06/25/2037 •		200	195
Countrywide Asset-Backed Certificates
0.249% due 07/25/2037 •		20	19
0.329% due 06/25/2047 •		300	291
0.349% due 04/25/2037 •		42	38
Countrywide Asset-Backed Certificates Trust 0.769% due 08/25/2035 •		140	138
Renaissance Home Equity Loan Trust 2.659% due 12/25/2032 •		35	35
Saxon Asset Securities Trust 1.859% due 12/25/2037 •		58	57
SG Mortgage Securities Trust 0.259% due 10/25/2036 •		200	189
SMB Private Education Loan Trust 1.290% due 07/15/2053		85	85
Structured Asset Investment Loan Trust 1.834% due 10/25/2034 •		116	117
Structured Asset Securities Corp. Mortgage Loan Trust 0.244% due 07/25/2036 •		9	9
Terwin Mortgage Trust 1.049% due 11/25/2033 •		1	1
Towd Point Mortgage Trust
1.109% due 05/25/2058 •		50	50
2.710% due 01/25/2060 ~		74	76
2.900% due 10/25/2059 ~		227	238
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		100	106

			1,722

CORPORATE BONDS & NOTES 4.2%
7-Eleven, Inc. 0.625% due 02/10/2023		100	100
AT&T, Inc. 1.650% due 02/01/2028		100	97
Boeing Co. 1.433% due 02/04/2024		100	101
CNH Industrial Capital LLC 4.875% due 04/01/2021		100	100
ERAC USA Finance LLC 2.600% due 12/01/2021		100	101
Ford Motor Credit Co. LLC 1.514% due 02/17/2023	EUR	100	118
General Motors Financial Co., Inc. 1.075% (US0003M + 0.850%) due 04/09/2021 ~		$100	100
Mid-America Apartments LP 4.200% due 06/15/2028		100	112
Nissan Motor Acceptance Corp. 0.883% due 09/28/2022 •		100	100
Oracle Corp. 2.875% due 03/25/2031 (g)		100	102
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		100	109
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		100	109

			1,249

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~		95	95

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Bear Stearns ALT-A Trust 3.256% due 11/25/2036 ^~		66	46

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Chase Mortgage Finance Trust 3.329% due 07/25/2037 ~	3	2
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	2	2
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	127	96
Countrywide Alternative Loan Trust 0.809% due 05/25/2036 •	225	104
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	50	37
DBUBS Mortgage Trust 0.648% due 11/10/2046 ~(a)	62	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.299% due 08/25/2047 •	102	96
First Horizon Mortgage Pass-Through Trust 3.272% due 05/25/2037 ^~	12	7
GSR Mortgage Loan Trust 3.211% due 11/25/2035 ~	28	29
HarborView Mortgage Loan Trust 0.670% due 02/19/2036 •	161	115
Impac CMB Trust 0.829% due 10/25/2034 •	33	32
IndyMac Mortgage Loan Trust 0.589% due 07/25/2035 •	12	12
JP Morgan Alternative Loan Trust 2.799% due 12/25/2035 ^~	38	33
JP Morgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/2043	49	49
JP Morgan Mortgage Trust 2.670% due 02/25/2036 ^~	8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.966% due 08/15/2032 •	16	15
Merrill Lynch Mortgage Investors Trust 2.787% due 02/25/2035 ~	4	4
Morgan Stanley Bank of America Merrill Lynch Trust 0.967% due 12/15/2048 ~(a)	271	3
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	82	85
2.750% due 11/25/2059 ~	84	88
Structured Asset Securities Corp. 0.389% due 01/25/2036 •	14	13
Thornburg Mortgage Securities Trust 1.529% due 06/25/2047 ^•	6	6
WaMu Mortgage Pass-Through Certificates Trust
2.408% due 03/25/2034 ~	32	33
2.710% due 03/25/2035 ~	26	27
3.072% due 09/25/2036 ~	8	8

		949

	SHARES
PREFERRED SECURITIES 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	50,000	54
Charles Schwab Corp. 5.375% due 06/01/2025 •(f)	100,000	111

		165

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae 3.500% due 01/01/2059	79	87
Freddie Mac
0.473% due 01/15/2038 •	28	28
0.706% due 12/15/2037 •	2	2
2.382% due 01/15/2038 ~(a)	28	2
Ginnie Mae, TBA 2.000% due 05/01/2051	400	403
Small Business Administration 5.980% due 05/01/2022	4	4
Uniform Mortgage-Backed Security
2.500% due 12/01/2050 - 02/01/2051	496	510
3.000% due 10/01/2049	88	94
3.500% due 10/01/2039 - 07/01/2050	111	118
4.000% due 06/01/2050	78	84
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2051	1,100	1,098
2.500% due 05/01/2051	100	102

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

3.000% due 04/01/2051 - 05/01/2051		1,300	1,354
4.000% due 04/01/2051		1,400	1,502
4.500% due 04/01/2051		300	327

			5,715

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Inflation Protected Securities (e)
0.250% due 02/15/2050		25	27
0.500% due 01/15/2028 (h)(k)		742	827
2.500% due 01/15/2029		122	156
U.S. Treasury Notes
0.500% due 02/28/2026		25	24
0.625% due 05/15/2030		200	182
1.625% due 08/15/2029		200	201
2.875% due 04/30/2025 (h)		400	436

			1,853

Total United States (Cost $11,354)			11,748

SHORT-TERM INSTRUMENTS 1.3%
ARGENTINA TREASURY BILLS 0.0%
4.919% due 06/30/2021 - 09/13/2021 (c)(d)	ARS	1,339	9

ISRAEL TREASURY BILLS 1.3%
(0.026)% due 11/30/2021 - 03/02/2022 (c)(d)	ILS	1,300	389

Total Short-Term Instruments (Cost $404)			398

Total Investments in Securities (Cost $35,405)			36,434

		SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short Asset Portfolio		1,449	15
PIMCO Short-Term Floating NAV Portfolio III		72,139	711

Total Short-Term Instruments (Cost $726)			726

Total Investments in Affiliates (Cost $726)			726

Total Investments 125.0% (Cost $36,131)			$37,160
Financial Derivative Instruments (i)(j) (1.8)%(Cost or Premiums, net $(30))			(547)
Other Assets and Liabilities, net (23.2)%			(6,905)

Net Assets 100.0%			$29,708

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
**	Contingent convertible security.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.	2.875%	03/25/2031	03/22/2021	$100	$102	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	0.100%	02/18/2021	04/19/2021	$(441)	$(441)
BPS	(0.520)	03/04/2021	05/20/2021	EUR	(302)	(354)
(0.500)	02/23/2021	05/20/2021	(356)	(418)
JML	(0.560)	03/12/2021	05/20/2021	(367)	(429)
(0.500)	03/12/2021	05/20/2021	(533)	(625)
JPS	0.120	02/02/2021	04/05/2021	$(842)	(842)

Total Reverse Repurchase Agreements	$(3,109)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Canada (0.7)%
Sovereign Issues (0.7)%
Canada Government International Bond	2.750%	12/01/2048	CAD	234	$(228)	$(219)
United States (15.1)%
U.S. Government Agencies (15.1)%
Fannie Mae, TBA	3.000%	06/01/2051	$1,400	(1,459)	(1,458)
Ginnie Mae, TBA	2.000	04/01/2051	400	(406)	(404)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2051	1,600	(1,621)	(1,597)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2051	200	(200)	(199)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2051	600	(614)	(615)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2051	200	(212)	(211)

Total United States	(4,512)	(4,484)

Total Short Sales (15.8)%	$(4,740)	$(4,703)

(h)	Securities with an aggregate market value of $3,053 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(3,275) at a weighted average interest rate of (0.262%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $2 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar March Futures	03/2022	1	$249	$0	$0	$0
Australia Government 10-Year Bond June Futures	06/2021	1	105	0	0	(1)
Call Options Strike @ EUR 114.200 on Euro-Schatz Bond June 2021 Futures (1)	05/2021	26	0	0	0	0
Call Options Strike @ EUR 185.000 on Euro-Bund 10-Year Bond June 2021 Futures (1)	05/2021	6	0	0	0	0
Euro-BTP Italy Government Bond June Futures	06/2021	9	1,576	1	3	(5)
Euro-Buxl 30-Year Bond June Futures	06/2021	1	242	(2)	1	(2)
Put Options Strike @ EUR 110.000 on Euro-BTP Italy Government Bond June 2021 Futures (1)	05/2021	9	0	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2021	5	617	(8)	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2021	5	655	(19)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	4	575	(21)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	1	181	(11)	0	(1)

$(60)	$4	$(12)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2021	3	$(267)	$0	$0	$0
Euro-Bund 10-Year Bond June Futures	06/2021	7	(1,406)	1	5	(2)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	3	(570)	1	2	(1)
Euro-Schatz June Futures	06/2021	25	(3,286)	0	2	0

$2	$9	$(3)

Total Futures Contracts	$(58)	$13	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.274%	$100	$0	$1	$1	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.154	EUR	100	0	1	1	0	0

$0	$2	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$100	$(8)	$(1)	$(9)	$0	$(1)
CDX.IG-36 10-Year Index	(1.000)	Quarterly	06/20/2031	700	(1)	(2)	(3)	0	(1)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	100	(1)	(1)	(2)	0	0

$(10)	$(4)	$(14)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$100	$2	$0	$2	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE SWAPS -BASIS SWAPS
										Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.091%		Quarterly	03/18/2022		$4,200	$0	$(1)	$(1)	$0	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%		Quarterly	04/26/2022		3,100	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%		Quarterly	06/12/2022		300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%		Quarterly	06/12/2022		300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%		Quarterly	06/19/2022		1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%		Quarterly	04/27/2023		1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%		Quarterly	03/07/2024		200	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	09/06/2024		700	0	0	0	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		400	0	0	0	0	0

							$0	$(1)	$(1)	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.000%	Annual	06/16/2023	GBP	500	$1	$(3)	$(2)	$0	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.000	Annual	06/16/2026		300	0	(10)	(10)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	06/16/2031		210	0	(16)	(16)	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		50	(1)	0	(1)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	06/16/2051		75	1	(14)	(13)	0	(1)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		125	8	2	10	2	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	900	0	2	2	0	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		2,100	0	4	4	0	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		1,200	0	2	2	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		700	0	1	1	0	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		900	0	2	2	0	0
Pay	1-Year BRL-CDI	3.300	Maturity	01/03/2022		11,700	0	(9)	(9)	1	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		300	0	0	0	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		5,300	0	(6)	(6)	1	0
Receive	1-Year BRL-CDI	3.360	Maturity	01/03/2022		1,800	(3)	4	1	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		3,300	(1)	(2)	(3)	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	200	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		100	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		400	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	2	1	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	4	15	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		650	(4)	(17)	(21)	0	(1)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	4	(37)	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		100	(1)	5	4	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	0	0	0	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(2)	6	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		$500	(7)	(5)	(12)	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		50	1	0	1	0	0
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	03/30/2023		50	0	0	0	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	(7)	(7)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		350	0	(7)	(7)	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	(6)	(6)	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		125	3	(2)	0	0	0)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		300	8	(7)	2	0	(1)
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	03/30/2026		50	(1)	(1)	(2)	0	0
Pay(7)	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		400	(8)	(5)	(13)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		100	(3)	(8)	(11)	0	0
Pay	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		1,270	(11)	(72)	(83)	0	(2)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		800	53	(102)	(49)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		500	(2)	(14)	(16)	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		650	(7)	50	43	1	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		120	1	7	8	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031		1,505	12	133	145	2	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		450	21	24	45	1	0
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		1,100	110	3	113	1	0
Receive(7)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031		50	0	0	0	0	0
Receive(7)	3-Month USD-LIBOR	1.720	Semi-Annual	10/15/2031		150	0	3	3	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		50	0	11	11	0	0
Pay	3-Month USD-LIBOR	1.460	Semi-Annual	02/02/2051		100	(1)	(16)	(17)	0	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051		350	20	64	84	1	0
Pay(7)	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		300	(66)	(2)	(68)	0	(1)
Receive (7)	3-Month USD-LIBOR	1.760	Semi-Annual	08/25/2051		50	0	5	5	0	0
Receive (7)	3-Month USD-LIBOR	1.950	Semi-Annual	08/31/2051		50	0	3	3	0	0
Receive (7)	3-Month USD-LIBOR	1.990	Semi-Annual	08/31/2051		50	0	3	3	0	0
Receive (7)	3-Month USD-LIBOR	2.010	Semi-Annual	09/17/2051		50	0	3	3	0	0
Receive (7)	3-Month USD-LIBOR	2.090	Semi-Annual	12/23/2051		50	0	2	2	0	0
Receive (7)	3-Month USD-LIBOR	1.620	Semi-Annual	01/27/2052		50	0	7	7	0	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	1	1	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	100	(2)	5	3	1	0
Pay	6-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	750	1	(4)	(3)	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		200	(1)	6	5	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	0	0	0	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2023	EUR	2,600	2	(3)	(1)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	06/16/2026		1,900	(5)	(18)	(23)	0	(2)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	09/15/2026		900	0	1	1	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	06/16/2031		2,500	(28)	(72)	(100)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031		200	(3)	0	(3)	0	0
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	6	(3)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	06/16/2051		155	(1)	26	25	0	0
Receive(7)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		280	(12)	11	(1)	1	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	0	0	0	0
Pay(7)	6-Month JPY-LIBOR	0.000	Semi-Annual	06/16/2023	JPY	80,000	1	(1)	0	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	06/17/2025		100,000	1	0	1	0	0
Pay	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029		20,000	0	(1)	(1)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2031		10,000	(1)	0	(1)	0	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		22,302	1	0	1	0	(1)
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		10,000	2	3	5	1	0
Receive	6-Month NOK-NIBOR	1.500	Annual	03/10/2026	NOK	2,600	0	(1)	(1)	0	0
Pay	6-Month NOK-NIBOR	1.900	Annual	03/10/2031		1,400	0	1	1	0	(1)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	100	0	1	1	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(4)	(4)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	200	0	(2)	(2)	0	(1)
Receive	UKRPI	3.258	Maturity	02/15/2025		200	0	(2)	(2)	0	(1)
Receive	UKRPI	3.262	Maturity	02/15/2025		200	0	(2)	(2)	0	0
Pay	UKRPI	3.334	Maturity	08/15/2025		100	0	1	1	0	0
Receive	UKRPI	3.664	Maturity	03/15/2026		100	0	0	0	0	0
Pay	UKRPI	3.346	Maturity	02/15/2030		150	1	(3)	(2)	0	0
Pay	UKRPI	3.450	Maturity	02/15/2030		100	0	(1)	(1)	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		300	0	(3)	(3)	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030		100	0	(3)	(3)	0	0
Receive	UKRPI	3.397	Maturity	11/15/2030		70	0	4	4	0	0
Pay	UKRPI	3.217	Maturity	11/15/2040		120	0	(18)	(18)	0	0
Receive	UKRPI	3.000	Maturity	11/15/2050		50	0	15	15	0	0

							$47	$(37)	$10	$15	$(25)

Total Swap Agreements							$39	$(40)	$(1)	$16	$(27)

Cash of $541 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2021	BRL	295		$52	$0	$(1)
	04/2021	DKK	2,151		352	13	0
	04/2021	EUR	607		713	1	0
	04/2021	NOK	2,730		318	0	(2)
	04/2021	SEK	175		21	1	0
	04/2021	TWD	1,075		39	1	0
	04/2021		$54	BRL	295	0	(1)
	04/2021		401	DKK	2,520	0	(4)
	04/2021		648	GBP	458	0	(16)
	04/2021		182	JPY	19,800	0	(3)
	04/2021		52	NOK	440	0	0
	04/2021		56	RUB	4,306	1	0
	04/2021		78	TWD	2,189	0	(1)
	05/2021	ILS	66		$20	0	0
	05/2021		$713	EUR	607	0	(1)
	05/2021		1,892	NOK	16,162	0	(2)
	05/2021		96	RUB	7,216	0	(2)
	05/2021		11	ZAR	163	0	0
	06/2021		32	RUB	2,396	0	0
	06/2021	ZAR	163		$11	0	0
	07/2021	DKK	2,250		358	3	0
BPS	04/2021	CAD	950		754	0	(3)
	04/2021	CHF	1,906		2,028	11	0
	04/2021	EUR	37		44	1	0
	04/2021	TWD	2,121		77	2	0
	04/2021		$700	AUD	883	0	(29)
	04/2021		2,038	CAD	2,543	0	(15)
	04/2021		2,470	CHF	2,235	0	(105)
	04/2021		167	EUR	139	0	(4)
	04/2021		377	NZD	507	0	(23)
	05/2021	EUR	104		$122	0	0
	05/2021		$691	CAD	871	3	0
	05/2021		2,029	CHF	1,906	0	(11)
	06/2021	CNH	839		$128	1	0
	06/2021	KRW	411,491		366	1	0
	06/2021		$13	THB	407	0	0
BRC	04/2021	CHF	271		$297	10	0
	04/2021	GBP	18		25	0	0
	04/2021	RUB	7,645		101	0	0
	04/2021		$221	EUR	185	0	(4)
	05/2021		2,106	SEK	18,354	0	(4)
CBK	04/2021	AUD	271		$210	4	0
	04/2021	CAD	2,123		1,685	0	(4)
	04/2021	DKK	1,479		242	9	0
	04/2021	ILS	400		118	0	(2)
	04/2021	JPY	13,900		128	3	0
	04/2021	MXN	801		39	0	0
	04/2021	PEN	569		156	4	0
	04/2021	SEK	3,105		368	12	0
	04/2021		$205	DKK	1,298	0	(1)
	04/2021		1,397	JPY	150,800	0	(35)
	04/2021		153	PEN	569	0	(1)
	05/2021	PEN	294		$81	3	0
	05/2021		$1,685	CAD	2,123	4	0
	05/2021		28	COP	101,977	0	0
	05/2021		38	PEN	138	0	(1)
	05/2021		17	RUB	1,260	0	0
	06/2021		92	CLP	67,221	1	0
	06/2021		42	PEN	157	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

	06/2021		150	RUB	11,167	0	(3)
	06/2021		188	TWD	5,231	0	(3)
	07/2021	DKK	1,297		$206	1	0
	11/2021	ILS	1,200		367	7	0
	12/2021	PEN	412		111	1	0
	01/2022	ILS	422		130	3	0
	02/2022		300		92	2	0
	03/2022		500		152	2	0
DUB	06/2021	MYR	299		73	1	0
GLM	04/2021	AUD	2,315		1,766	8	0
	04/2021	BRL	210		38	1	0
	04/2021	JPY	30,000		289	18	0
	04/2021	PEN	203		56	2	0
	04/2021		$362	AUD	455	0	(17)
	04/2021		37	BRL	210	1	0
	04/2021		40	MXN	801	0	0
	04/2021		170	RUB	12,788	0	(1)
	05/2021		1,766	AUD	2,315	0	(7)
	05/2021		63	COP	227,084	0	(1)
	05/2021		52	RUB	3,854	0	(1)
	05/2021	ZAR	705		$46	0	(2)
	06/2021	CNH	5,551		842	1	0
	06/2021	IDR	441,060		30	0	0
	06/2021		$12	CNH	78	0	0
	06/2021		87	KRW	98,088	0	0
HUS	04/2021	AUD	23		$18	0	0
	04/2021	BRL	98		18	1	0
	04/2021	CAD	616		489	0	(2)
	04/2021	DKK	815		133	5	0
	04/2021	EUR	381		459	13	0
	04/2021	GBP	329		456	3	(1)
	04/2021	ILS	216		63	0	(2)
	04/2021	JPY	14,700		138	5	0
	04/2021	NOK	190		22	0	0
	04/2021	NZD	51		37	1	0
	04/2021	SEK	1,010		118	2	0
	04/2021		$71	AUD	91	0	(2)
	04/2021		17	BRL	98	0	0
	04/2021		48	CAD	61	0	0
	04/2021		150	DKK	945	0	(1)
	04/2021		193	EUR	161	0	(5)
	04/2021		29	JPY	3,200	0	(1)
	04/2021		55	PEN	203	0	(1)
	05/2021	ILS	158		$49	1	0
	05/2021	PEN	314		85	2	0
	05/2021		$70	RUB	5,240	0	(1)
	05/2021		11	ZAR	157	0	0
	06/2021	CNY	163		$25	0	0
	06/2021	KRW	12,432		11	0	0
	06/2021		$36	RUB	2,677	0	(1)
	06/2021		31	ZAR	479	1	0
	06/2021	ZAR	157		$10	0	0
	09/2021	PEN	203		55	1	0
	09/2021		$456	MXN	9,590	5	0
JPM	04/2021	AUD	28		$22	0	0
	04/2021	GBP	105		146	2	0
	04/2021		$250	DKK	1,572	0	(2)
	04/2021		134	JPY	14,400	0	(4)
	06/2021	KRW	1,127		$1	0	0
	06/2021		$65	CNH	423	0	(1)
	06/2021		204	CNY	1,327	0	(3)
	06/2021		17	THB	526	0	0
	06/2021		25	TWD	695	0	0
	06/2021		14	ZAR	207	0	0
	07/2021	DKK	1,447		$229	1	0
MYI	04/2021	AUD	29		22	0	0
	04/2021	DKK	235		38	1	0
	04/2021	JPY	377,140		3,421	15	0
	04/2021	PEN	109		29	0	0
	04/2021		$933	AUD	1,177	0	(38)
	04/2021		16	CHF	15	0	0
	04/2021		30	PEN	109	0	(1)
	05/2021		3,422	JPY	377,140	0	(15)
	06/2021	CNH	6,970		$1,061	5	0
	06/2021	KRW	18,075		16	0	0
	06/2021		$3	EUR	2	0	0
RBC	04/2021	CAD	48		$38	0	0
	04/2021		$728	CAD	910	0	(4)
RYL	04/2021	RUB	1,990		$27	1	0
	04/2021		$12	EUR	10	0	0
	04/2021		41	SEK	345	0	(1)
SCX	04/2021	CHF	18		$19	0	0
	04/2021	TWD	28		1	0	0
	04/2021		$47	AUD	60	0	(1)
	04/2021		454	EUR	374	0	(16)
	04/2021		33	GBP	24	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

04/2021	34	NOK	290	0	0
04/2021	2,709	SEK	22,299	0	(156)
04/2021	37	TWD	1,035	0	0
05/2021	440	EUR	374	0	(1)
06/2021	KRW	45,061	$40	0	0
06/2021	TWD	6,593	240	6	0
06/2021	$516	IDR	7,516,543	0	(6)
06/2021	22	TWD	613	0	0
SOG	04/2021	2,059	JPY	217,540	0	(94)
SSB	04/2021	CHF	37	$40	1	0
06/2021	$2	TWD	56	0	0
TOR	04/2021	2,197	NOK	18,352	0	(51)
UAG	04/2021	CHF	18	$19	0	0
04/2021	DKK	1,654	271	10	0
04/2021	ILS	390	114	0	(3)
04/2021	NZD	456	320	2	0
04/2021	$632	EUR	530	0	(10)
04/2021	284	JPY	30,005	0	(13)
04/2021	58	RUB	4,443	0	0
05/2021	320	NZD	456	0	(1)
05/2021	53	RUB	3,969	0	(1)
05/2021	25	ZAR	385	1	0
06/2021	73	RUB	5,466	0	(2)
06/2021	ZAR	385	$25	0	(1)

Total Forward Foreign Currency Contracts	$222	$(753)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus JPY	JPY	117.300	04/29/2021	3,600	$0	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950%	09/30/2021	200	$4	$4
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.200	01/25/2022	700	6	14

$10	$18

Total Purchased Options	$10	$18

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC CDX.IG-35 5-Year Index	Buy	0.450%	04/21/2021	100	$0	$0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	05/19/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	100	0	0
BPS	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.850	04/21/2021	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	200	(1)	0
BRC	Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.375	04/21/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	200	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	04/21/2021	300	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.800	06/16/2021	200	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	100	0	0
DUB	Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	04/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	100	0	0
FBF	Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	04/21/2021	100	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	06/16/2021	200	0	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	06/16/2021	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	06/16/2021	100	0	0
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	102.000	06/16/2021	100	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.750	05/19/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	100	0	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.700	05/19/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	06/16/2021	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	100	0	0
JPM	Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	05/19/2021	100	0	0

$(5)	$(2)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

HUS	Put - OTC EUR versus CNH	CNH	7.700	04/28/2021	128	$(1)	$(1)
Call - OTC EUR versus CNH	7.950	04/28/2021	128	(1)	0
Put - OTC USD versus ILS	ILS	3.195	04/14/2021	63	0	0
Call - OTC USD versus ILS	3.315	04/14/2021	63	0	(1)
Put - OTC USD versus ILS	3.165	05/06/2021	56	(1)	0
Call - OTC USD versus ILS	3.328	05/06/2021	56	0	(1)
JPM	Put - OTC USD versus ILS	3.182	05/18/2021	33	0	0
Call - OTC USD versus ILS	3.338	05/18/2021	33	0	0
Put - OTC USD versus ILS	3.260	06/30/2021	42	0	0
Call - OTC USD versus ILS	3.415	06/30/2021	42	0	0

$(3)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	800	$(4)	$0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.865	04/19/2021	200	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.145	04/19/2021	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	06/15/2021	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	06/15/2021	100	(1)	(1)
BRC	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	300	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	300	0	(1)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.750	06/14/2021	100	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200	06/14/2021	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.522	04/12/2021	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.862	04/12/2021	100	(1)	0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	04/19/2021	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.858	04/19/2021	100	0	(1)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	300	(2)	(2)
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	800	(7)	0
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	400	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.840	04/19/2021	100	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/19/2021	100	0	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	130	(4)	(8)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	800	(7)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	800	(4)	0
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.820	04/15/2021	200	0	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120	04/15/2021	200	0	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.320	01/25/2022	200	(3)	(12)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

RYL	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.010	02/07/2022	1,500	(2)	(1)
Put - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.010	02/07/2022	1,500	(2)	(4)

$(41)	$(33)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Floor(2)	0.000%	1-Month USD-LIBOR	10/07/2022	500	$(1)	$0
Call - OTC 1-Year Interest Rate Floor(2)	0.000	1-Month USD-LIBOR	10/08/2022	250	0	0

$(1)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	$101.172	06/07/2021	100	$(1)	$(1)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	100	0	(2)

$(1)	$(3)

Total Written Options	$(51)	$(41)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.038%	$100	$(4)	$2	$0	$(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	200	(5)	1	0	(4)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	100	(3)	2	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	100	(4)	3	0	(1)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.111	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.038	100	(3)	2	0	(1)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.115	100	(3)	1	0	(2)

$(27)	$11	$0	$(16)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.619%	$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.619	50	(1)	2	1	0

$(2)	$3	$1	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$151	$1	$0	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	200	138	0	14	14	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	16	15	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	100	72	1	3	4	0

$1	$33	$34	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.187% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$700	$0	$1	$1	$0

Total Swap Agreements	$(28)	$48	$36	$(16)

(k)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$8	$0	$8
Australia
Corporate Bonds & Notes	0	106	0	106
Sovereign Issues	0	647	0	647
Brazil
Corporate Bonds & Notes	0	59	0	59
Canada
Sovereign Issues	0	266	0	266
Cayman Islands
Asset-Backed Securities	0	700	0	700
Corporate Bonds & Notes	0	429	0	429
China
Sovereign Issues	0	3,627	0	3,627
Denmark
Corporate Bonds & Notes	0	979	0	979
France
Sovereign Issues	0	938	0	938
Germany
Corporate Bonds & Notes	0	861	0	861
Ireland
Asset-Backed Securities	0	883	0	883
Israel
Sovereign Issues	0	698	0	698
Italy
Corporate Bonds & Notes	0	236	0	236
Sovereign Issues	0	999	0	999
Japan
Sovereign Issues	0	4,191	0	4,191
Kuwait
Sovereign Issues	0	221	0	221
Malaysia
Sovereign Issues	0	152	0	152
New Zealand
Sovereign Issues	0	30	0	30
Peru
Sovereign Issues	0	320	0	320
Qatar
Sovereign Issues	0	675	0	675
Russia
Sovereign Issues	0	51	0	51
Saudi Arabia
Sovereign Issues	0	427	0	427
South Korea
Sovereign Issues	0	643	0	643
Spain
Preferred Securities	0	120	0	120
Sovereign Issues	0	751	0	751
Supranational
Corporate Bonds & Notes	0	476	0	476
United Arab Emirates
Sovereign Issues	0	416	0	416
United Kingdom
Corporate Bonds & Notes	0	2,299	0	2,299
Non-Agency Mortgage-Backed Securities	0	1,647	0	1,647
Sovereign Issues	0	433	0	433
United States
Asset-Backed Securities	0	1,722	0	1,722
Corporate Bonds & Notes	0	1,249	0	1,249
Loan Participations and Assignments	0	95	0	95
Non-Agency Mortgage-Backed Securities	0	949	0	949
Preferred Securities	0	165	0	165
U.S. Government Agencies	0	5,715	0	5,715
U.S. Treasury Obligations	0	1,853	0	1,853
Short-Term Instruments
Argentina Treasury Bills	0	9	0	9
Israel Treasury Bills	0	389	0	389

	$0	$36,434	$0	$36,434
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$726	$0	$0	$726

Total Investments	$726	$36,434	$0	$37,160

Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(219)	$0	$(219)
United States
U.S. Government Agencies	0	(4,484)	0	(4,484)

	$0	$(4,703)	$0	$(4,703)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	16	0	29
Over the counter	0	276	0	276

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2021 (Unaudited)

	$13	$292	$0	$305
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(27)	0	(42)
Over the counter	0	(810)	0	(810)

	$(15)	$(837)	$0	$(852)

Total Financial Derivative Instruments	$(2)	$(545)	$0	$(547)

Totals	$724	$31,186	$0	$31,910

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$15	$0	$0	$0	$0	$15	$0	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$231	$5,400	$(4,920)	$0	$0	$711	$0	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	DKK	Danish Krone	NOK	Norwegian Krone
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	NIBOR	Norwegian Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	OIS	Overnight Index Swap

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.7% ¤
CORPORATE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$589	$599
3.100% due 04/07/2030	589	574
Vessel Management Services, Inc. 3.432% due 08/15/2036	492	532

Total Corporate Bonds & Notes (Cost $1,670)		1,705

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	2,080
0.178% due 07/25/2037 •	5	5
1.009% due 04/25/2032 •	1	1
1.958% due 01/01/2033 •	3	3
3.000% due 09/25/2046	2,264	2,343
3.580% due 08/01/2030	1,700	1,853
3.600% due 02/01/2040	1,364	1,387
4.250% due 05/25/2037	90	106
5.000% due 04/25/2032 - 08/25/2033	220	249
5.500% due 12/25/2035	69	78
6.080% due 09/01/2028	64	84
6.500% due 07/25/2031	46	54
6.625% due 11/15/2030 (c)	570	814
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,166
0.506% due 01/15/2033 •	4	4
0.806% due 02/15/2027 •	1	1
1.459% due 10/25/2044 •	457	464
3.000% due 04/15/2053	1,462	1,461
3.162% due 03/25/2036 ~	237	254
3.390% due 01/25/2036 ~	211	228
3.500% due 01/15/2048	560	613
4.000% due 06/15/2032 - 09/15/2044	4,628	5,079
4.000% due 12/15/2042 •	378	375
5.500% due 02/15/2034	180	205
6.750% due 03/15/2031	100	145
7.000% due 07/15/2023 - 12/01/2031	4	4
Ginnie Mae
2.250% due 08/20/2030 •	2	2
3.500% due 01/20/2044	643	687
6.000% due 08/20/2033	525	588
Residual Funding Corp. STRIPS(b) 0.000% due 01/15/2030	2,500	2,110
Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,824
Small Business Administration
5.240% due 08/01/2023	17	17
5.290% due 12/01/2027	48	51
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	677
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	181	187
4.000% due 08/01/2048 - 08/01/2049	4,400	4,723

Total U.S. Government Agencies (Cost $29,030)		31,922

U.S. TREASURY OBLIGATIONS 126.4%
U.S. Treasury Bonds
1.125% due 05/15/2040 (c)	52,630	42,961
1.125% due 08/15/2040 (c)	117,440	95,539
1.375% due 11/15/2040 (c)	45,320	38,565
1.625% due 11/15/2050 (c)	7,590	6,327
1.875% due 02/15/2041 (c)	33,400	31,109
2.000% due 02/15/2050 (c)	259,398	237,314
2.500% due 02/15/2046 (c)	4,070	4,150
2.750% due 11/15/2042	5,600	6,004
2.875% due 05/15/2049 (c)	1,550	1,703
3.000% due 11/15/2045 (c)	10,100	11,278
3.000% due 08/15/2048 (c)	10,980	12,326
3.125% due 11/15/2041 (c)	25,610	29,185

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2021 (Unaudited)

3.125% due 05/15/2048	3,730	4,279
4.500% due 08/15/2039 (c)	200	271
4.750% due 02/15/2041 (c)	790	1,113
U.S. Treasury Notes
0.375% due 04/30/2025 (c)(e)	44,500	43,952
0.625% due 05/15/2030 (c)	13,880	12,634
1.125% due 02/29/2028 (c)	670	658
1.125% due 02/15/2031	7,400	6,992
1.500% due 02/15/2030 (c)	19,910	19,670
1.875% due 07/31/2026 (c)	2,000	2,090
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,331
0.000% due 05/15/2034 (a)	500	377
0.000% due 08/15/2034 (a)	1,270	950
0.000% due 08/15/2035 (a)(c)	25,270	18,356
0.000% due 08/15/2036 (a)	18,000	12,677
0.000% due 11/15/2036 (a)	2,700	1,888
0.000% due 08/15/2044 (b)	300	169
0.000% due 11/15/2044 (b)	500	280
0.000% due 05/15/2045 (b)	500	276
0.000% due 08/15/2046 (b)	500	267

Total U.S. Treasury Obligations (Cost $733,833)		644,691

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
BAMLL Commercial Mortgage Securities Trust 1.156% due 04/15/2036 •	1,000	998
Bancorp Commercial Mortgage Trust 1.156% due 09/15/2036 •	673	673
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	559
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 01/25/2034 ~	4	5
2.500% due 04/25/2033 ~	9	9
2.875% due 04/25/2033 ~	2	2
2.876% due 02/25/2034 ~	4	4
BWAY Mortgage Trust 3.454% due 03/10/2033	700	751
Citigroup Commercial Mortgage Trust
2.056% due 02/15/2039 •	1,074	1,100
4.149% due 01/10/2036	1,700	1,836
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	1,600	1,664
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,797
3.815% due 04/10/2033 ~	500	519
Countrywide Alternative Loan Trust 0.529% due 05/25/2035 •	29	29
Countrywide Home Loan Mortgage Pass-Through Trust 0.749% due 03/25/2035 •	41	37
Credit Suisse First Boston Mortgage Securities Corp. 2.622% due 11/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.595% due 07/25/2033 ~	4	4
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,317
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~	500	523
HarborView Mortgage Loan Trust
0.240% due 03/19/2037 •	30	28
0.550% due 05/19/2035 •	20	19
2.726% due 07/19/2035 ^~	3	3
Hilton USA Trust 3.719% due 11/05/2038	900	970
Impac CMB Trust 5.177% due 09/25/2034 þ	106	109
JP Morgan Chase Commercial Mortgage Securities Trust
1.556% due 12/15/2031 •	753	747
2.798% due 10/05/2031	1,700	1,705
JP Morgan Mortgage Trust
1.009% due 12/25/2049 •	113	114
2.578% due 07/25/2035 ~	41	42
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	547
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	674	703
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	30	29
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust 0.811% due 07/20/2033 •	32	32
Structured Adjustable Rate Mortgage Loan Trust 0.549% due 05/25/2037 •	50	49
Structured Asset Mortgage Investments Trust
0.770% due 09/19/2032 •	20	20

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2021 (Unaudited)

0.950% due 10/19/2033 •	13	13
VNDO Trust 3.805% due 01/10/2035	1,900	2,019
WaMu Mortgage Pass-Through Certificates Trust
1.259% due 08/25/2046 •	99	96
1.659% due 08/25/2042 •	1	1
1.957% due 10/25/2046 •	34	33
Washington Mutual Mortgage Pass-Through Certificates Trust
2.282% due 05/25/2033 ~	5	5
Worldwide Plaza Trust 3.526% due 11/10/2036	300	324

Total Non-Agency Mortgage-Backed Securities (Cost $19,751)		20,440

ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities Trust 1.109% due 11/25/2042 •	24	23
ECMC Group Student Loan Trust 0.859% due 02/27/2068 •	192	193
JP Morgan Mortgage Acquisition Corp. 0.829% due 12/25/2035 •	1,100	1,094
LA Arena Funding LLC 7.656% due 12/15/2026	6	6
MASTR Asset-Backed Securities Trust 0.934% due 10/25/2034 •	560	555
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	652	657
Renaissance Home Equity Loan Trust 0.989% due 08/25/2033 •	3	2
SLM Student Loan Trust
0.818% due 10/25/2029 •	267	267
1.718% due 04/25/2023 •	146	148
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	227	238

Total Asset-Backed Securities (Cost $3,171)		3,183

Total Investments in Securities (Cost $787,455)		701,941

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short Asset Portfolio	1,232,253	12,364
PIMCO Short-Term Floating NAV Portfolio III	3,357,970	33,110

Total Short-Term Instruments (Cost $45,456)		45,474

Total Investments in Affiliates (Cost $45,456)		45,474

Total Investments 146.6% (Cost $832,911)		$747,415
Financial Derivative Instruments (d)(f) 0.0%(Cost or Premiums, net $(1,170))		198
Other Assets and Liabilities, net (46.6)%		(237,609)

Net Assets 100.0%		$510,004

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	(0.020)%	03/16/2021	04/05/2021	$(1,439)	$(1,439)
BPG	0.080	04/05/2021	04/06/2021	(87,566)	(87,566)
0.090	04/01/2021	04/05/2021	(240,268)	(240,267)
0.120	02/04/2021	04/05/2021	(409)	(410)
GSC	0.090	04/01/2021	04/05/2021	(128,376)	(128,376)
0.090	04/05/2021	04/06/2021	(107,973)	(107,973)
TDL	0.090	02/22/2021	04/22/2021	(6,904)	(6,905)
0.090	02/23/2021	04/23/2021	(34,056)	(34,059)
0.090	03/02/2021	04/05/2021	(96)	(96)
UBS	0.080	03/11/2021	04/12/2021	(211,146)	(211,156)

Total Sale-Buyback Transactions	$(818,247)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2051	$3,000	$(3,014)	$(2,989)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2051	12,100	(12,371)	(12,392)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2051	300	(318)	(317)

Total Short Sales (3.1)%	$(15,703)	$(15,698)

(c)	Securities with an aggregate market value of $810,438 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(272,526) at a weighted average interest rate of 0.108%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(12) of deferred price drop.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	19	$2,730	$(35)	$0	$(3)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2021	174	$(38,406)	$36	$6	$0
U.S. Treasury 5-Year Note June Futures	06/2021	138	(17,029)	211	16	0
U.S. Treasury 10-Year Note June Futures	06/2021	69	(9,035)	228	10	0
U.S. Treasury 30-Year Bond June Futures	06/2021	463	(71,577)	2,682	79	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2021 (Unaudited)

U.S. Treasury Ultra Long-Term Bond June Futures				06/2021	308	(55,815)		2,960	111	0

							$6,117	$222		$0

Total Futures Contracts							$6,082	$222		$(3)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	0.750%	Semi-Annual	12/16/2023	$14,100	$221	$(69)	$152	$0	$(7)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	34,300	(513)	(1,807)	(2,320)	0	(46)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	24,000	245	2,060	2,305	26	0
Receive(1)	3-Month USD-LIBOR	1.250	Semi-Annual	06/09/2041	16,000	329	2,155	2,484	45	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050	5,100	(476)	(635)	(1,111)	0	(18)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	03/17/2051	11,910	(1,305)	(1,957)	(3,262)	0	(31)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	03/30/2051	15,100	355	3,264	3,619	40	0

Total Swap Agreements						$(1,144)	$3,011	$1,867	$111	$(102)

(e)	Securities with an aggregate market value of $7,628 and cash of $631 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051				$99.547	05/06/2021	2,000	$(12)		$(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051				102.250	05/06/2021	700	(3)		(4)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051				99.875	04/07/2021	1,000	(3)		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051				100.078	04/07/2021	1,000	(3)		(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051				101.875	04/07/2021	300	(1)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051				102.078	04/07/2021	300	(1)		0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051				104.180	05/06/2021	1,000	(3)		(3)

Total Written Options								$(26)		$(30)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials						$0	$1,705	$0		$1,705
U.S. Government Agencies						0	31,922	0		31,922
U.S. Treasury Obligations						0	644,691	0		644,691
Non-Agency Mortgage-Backed Securities						0	20,440	0		20,440
Asset-Backed Securities						0	3,183	0		3,183

						$0	$701,941	$0		$701,941
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$45,474	$0	$0		$45,474

Total Investments						$45,474	$701,941	$0		$747,415

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(15,698)	$0		$(15,698)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$222	$111	$0		$333

Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2021 (Unaudited)

Exchange-traded or centrally cleared	(3)	(102)	0	(105)
Over the counter	0	(30)	0	(30)

	$(3)	$(132)	$0	$(135)

Total Financial Derivative Instruments	$219	$(21)	$0	$198

Totals	$45,693	$686,222	$0	$731,915

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,324	$29	$0	$0	$11	$12,364	$30	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$11,503	$461,609	$(440,000)	$1	$(3)	$33,110	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GSC	Goldman Sachs & Co. LLC	TDL	Toronto Dominion Bank London
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.8% ¤
CORPORATE BONDS & NOTES 24.0%
BANKING & FINANCE 13.1%
Aviation Capital Group LLC
0.882% (US0003M + 0.670%) due 07/30/2021 ~		$3,100	$3,097
1.141% (US0003M + 0.950%) due 06/01/2021 ~		4,900	4,900
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		4,700	4,715
Banco Santander S.A. 1.344% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,435
Bank of America Corp.
0.810% due 10/24/2024 •		6,900	6,921
1.178% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,218
1.384% (US0003M + 1.160%) due 01/20/2023 ~		200	202
1.486% due 05/19/2024 •		4,300	4,373
3.550% due 03/05/2024 •		4,100	4,327
Barclays Bank PLC 10.179% due 06/12/2021		4,600	4,679
Barclays PLC
1.624% (US0003M + 1.430%) due 02/15/2023 ~		3,800	3,829
2.852% due 05/07/2026 •		5,100	5,344
BBVA USA 0.907% (US0003M + 0.730%) due 06/11/2021 ~		5,000	5,003
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~		5,000	5,011
CC Holdings GS LLC 3.849% due 04/15/2023		5,300	5,645
Citigroup, Inc.
0.776% due 10/30/2024 •		2,000	1,999
0.903% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,035
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		5,700	5,591
Credit Agricole S.A. 1.907% due 06/16/2026 •		3,900	3,956
Credit Suisse Group AG 3.800% due 06/09/2023		4,800	5,096
Danske Bank A/S 5.000% due 01/12/2022		4,800	4,962
Deutsche Bank AG
3.300% due 11/16/2022		5,100	5,299
4.250% due 10/14/2021		2,500	2,547
Federal Realty Investment Trust 3.950% due 01/15/2024		4,200	4,561
Ford Credit Canada Co. 3.483% (CDOR03 + 3.030%) due 01/10/2022 ~(e)	CAD	4,700	3,771
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		$3,900	3,900
3.096% due 05/04/2023		4,900	4,986
3.810% due 01/09/2024		600	620
5.875% due 08/02/2021		4,000	4,059
General Motors Financial Co., Inc.
3.550% due 07/08/2022		4,800	4,973
4.250% due 05/15/2023		5,400	5,774
Goldman Sachs Group, Inc. 0.925% (US0003M + 0.750%) due 02/23/2023 ~		2,400	2,417
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		4,300	4,270
0.697% due 03/16/2024 •		5,000	5,020
Logicor Financing SARL 1.500% due 11/14/2022	EUR	5,200	6,227
Metropolitan Life Global Funding 0.950% due 07/02/2025		$5,300	5,246
Mitsubishi UFJ Financial Group, Inc. 0.928% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,288
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		500	511
Mizuho Financial Group, Inc.
1.214% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,648
1.412% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	5,172
Morgan Stanley
0.864% due 10/21/2025 •		$2,000	1,991
3.737% due 04/24/2024 •		900	957

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Nationwide Building Society 3.622% due 04/26/2023 •		1,600	1,651
Natwest Group PLC 2.500% due 03/22/2023	EUR	3,900	4,800
Nissan Motor Acceptance Corp.
0.875% (US0003M + 0.650%) due 07/13/2022 ~		$5,900	5,904
1.050% due 03/08/2024		4,000	4,004
NTT Finance Corp. 0.373% due 03/03/2023		5,000	4,999
Oversea-Chinese Banking Corp. Ltd. 0.648% (US0003M + 0.450%) due 05/17/2021 ~		3,300	3,311
SL Green Operating Partnership LP 1.174% (US0003M + 0.980%) due 08/16/2021 ~		6,000	6,000
Standard Chartered PLC
1.319% due 10/14/2023 •		4,800	4,836
2.744% due 09/10/2022 •		4,800	4,843
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		5,300	5,308
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		4,800	4,816
Synchrony Bank 3.650% due 05/24/2021		5,200	5,211
UniCredit SpA
4.134% (US0003M + 3.900%) due 01/14/2022 ~		5,100	5,226
7.830% due 12/04/2023		10,700	12,478
Volkswagen Bank GmbH 0.000% due 06/15/2021 •	EUR	1,400	1,643
Wells Fargo & Co.
1.654% due 06/02/2024 •		$5,200	5,314
2.509% due 10/27/2023 (e)	CAD	6,200	5,124

			260,043

INDUSTRIALS 8.4%
7-Eleven, Inc.
0.625% due 02/10/2023		$5,000	5,004
0.645% (US0003M + 0.450%) due 08/10/2022 ~		5,000	5,005
Anthem, Inc. 0.450% due 03/15/2023		6,000	6,008
BMW Finance NV 2.250% due 08/12/2022		9,200	9,422
Boeing Co.
1.167% due 02/04/2023		5,900	5,980
1.950% due 02/01/2024		5,000	5,126
Caesars Resort Collection LLC 5.250% due 10/15/2025		750	754
CenterPoint Energy Resources Corp.
0.684% (US0003M + 0.500%) due 03/02/2023 ~		5,000	5,002
3.550% due 04/01/2023		1,500	1,586
Charter Communications Operating LLC 4.464% due 07/23/2022		2,100	2,191
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,934
Daimler Finance North America LLC
0.742% (US0003M + 0.550%) due 05/04/2021 ~		5,000	5,002
0.750% due 03/01/2024		6,000	5,974
0.865% (US0003M + 0.670%) due 11/05/2021 ~		900	903
Danone S.A. 2.947% due 11/02/2026		4,000	4,270
Enbridge, Inc. 0.689% (US0003M + 0.500%) due 02/18/2022 ~		4,400	4,413
Expedia Group, Inc. 3.600% due 12/15/2023		3,600	3,834
Fidelity National Information Services, Inc. 0.375% due 03/01/2023		5,000	4,985
General Mills, Inc. 6.410% due 10/15/2022		4,900	5,320
Hasbro, Inc.
2.600% due 11/19/2022		2,000	2,063
3.550% due 11/19/2026		4,600	4,971
Heathrow Funding Ltd. 4.875% due 07/15/2023		2,000	2,020
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,901
Hyatt Hotels Corp. 3.191% (US0003M + 3.000%) due 09/01/2022 ~		1,500	1,512
Hyundai Capital America
0.800% due 04/03/2023 (b)		5,000	4,992
0.800% due 01/08/2024		4,900	4,861
1.150% due 11/10/2022		6,000	6,035
Kinder Morgan Energy Partners LP 4.150% due 03/01/2022		500	517
Local Initiatives Support Corp. 3.005% due 03/01/2022		1,300	1,323
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	5,025

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Phillips 66 0.900% due 02/15/2024		4,900	4,902
Reckitt Benckiser Treasury Services PLC 0.751% (US0003M + 0.560%) due 06/24/2022 ~		400	402
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		5,100	5,165
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,995
Southern Co. 0.600% due 02/26/2024		5,100	5,071
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		259	261
Sutter Health 1.321% due 08/15/2025		4,900	4,890
Sysco Corp. 5.650% due 04/01/2025		4,500	5,237
Toyota Industries Corp. 3.110% due 03/12/2022		4,800	4,915
Toyota Motor Corp. 0.681% due 03/25/2024		6,500	6,501
Volkswagen Group of America Finance LLC
1.051% (US0003M + 0.860%) due 09/24/2021 ~		1,600	1,606
2.700% due 09/26/2022		500	516
Volkswagen International Finance NV 1.003% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	700	851

			168,245

UTILITIES 2.5%
AES Corp. 1.375% due 01/15/2026		$5,100	4,975
Atmos Energy Corp. 0.565% (US0003M + 0.380%) due 03/09/2023 ~		6,000	6,001
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		2,700	2,739
NextEra Energy Capital Holdings, Inc. 0.452% (US0003M + 0.270%) due 02/22/2023 ~		5,000	5,001
Pacific Gas & Electric Co.
1.367% due 03/10/2023		5,000	5,002
1.573% (US0003M + 1.375%) due 11/15/2021 ~		5,000	5,010
1.670% (US0003M + 1.480%) due 06/16/2022 ~		3,500	3,505
3.400% due 08/15/2024		900	954
3.850% due 11/15/2023		400	425
4.250% due 08/01/2023		4,800	5,123
SSE PLC 1.250% due 04/16/2025	EUR	3,800	4,673
Verizon Communications, Inc. 0.510% (SOFRRATE + 0.500%) due 03/22/2024 ~		$5,800	5,818

			49,226

Total Corporate Bonds & Notes (Cost $470,641)			477,514

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
0.178% due 12/25/2036 - 07/25/2037 •		118	116
0.459% due 03/25/2044 •		24	24
0.468% due 09/25/2042 •		294	296
0.909% due 04/25/2023 •		5	5
1.000% due 01/25/2043		61	59
1.008% due 06/17/2027 •		11	11
1.579% due 07/01/2042 - 06/01/2043 •		112	116
1.629% due 09/01/2041 •		83	85
2.148% due 11/01/2035 •		17	18
2.187% due 09/01/2035 •		51	54
2.203% due 07/01/2035 •		3	3
2.581% due 05/01/2038 •		1,213	1,283
4.060% due 12/01/2036 •		3	3
4.930% due 09/01/2034 •		1	1
5.000% due 04/25/2033		5	6
5.076% due 12/25/2042 ~		4	4
Freddie Mac
0.369% due 08/25/2031 •		58	57
0.650% due 10/22/2025 - 10/27/2025		48,700	48,318
0.680% due 08/06/2025		18,800	18,693
0.800% due 10/28/2026		11,800	11,577
1.579% due 02/25/2045 •		104	105
2.365% due 09/01/2035 •		79	84
2.960% due 07/01/2035 •		17	18
4.000% due 12/01/2047 - 08/01/2048		5,658	6,118
6.500% due 07/25/2043		33	40
9.510% due 08/15/2044 •		1,843	2,265
Ginnie Mae
0.604% due 06/20/2065 •		2,473	2,483
0.640% due 10/20/2065 •		7,202	7,262
0.660% due 07/20/2063 •		2,065	2,075

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

0.920% due 05/20/2066 •		864	879
0.970% due 04/20/2066 •		5,937	6,049
1.361% due 08/20/2070 •		5,735	6,086
1.438% due 07/20/2067 •		6,497	6,617
5.000% due 02/20/2041 (a)		1	0
Uniform Mortgage-Backed Security
3.500% due 07/01/2047 - 12/01/2047		50,717	54,692
4.000% due 08/01/2044 - 08/01/2048		7,024	7,602
4.500% due 03/01/2023 - 08/01/2046		1,238	1,341
5.000% due 05/01/2027 - 06/01/2028		69	77
5.500% due 12/01/2028 - 02/01/2049		221	247
6.000% due 02/01/2033 - 01/01/2039		898	1,073
6.500% due 04/01/2036		65	73
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2036 - 06/01/2051		122,000	124,984
4.500% due 05/01/2036		200	210

Total U.S. Government Agencies (Cost $306,339)			311,109

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
2.750% due 08/15/2021		12,900	13,033

Total U.S. Treasury Obligations (Cost $13,030)			13,033

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust 3.201% due 09/25/2035 ^~		235	225
American Home Mortgage Investment Trust 2.201% due 02/25/2045 •		22	22
Banc of America Funding Trust 3.376% due 01/20/2047 ^~		147	141
Banc of America Mortgage Trust
2.885% due 07/25/2034 ~		177	180
3.074% due 08/25/2034 ~		397	414
4.403% due 05/25/2033 ~		51	53
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 01/25/2034 ~		7	8
2.500% due 04/25/2033 ~		0	1
2.641% due 01/25/2035 ~		1,108	1,126
3.488% due 07/25/2034 ~		79	76
4.338% due 01/25/2035 ~		44	46
Bear Stearns ALT-A Trust 0.429% due 02/25/2034 •		173	168
Bear Stearns Structured Products, Inc. Trust
2.757% due 01/26/2036 ^~		341	294
2.886% due 12/26/2046 ^~		233	203
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.882% due 01/25/2035 •		16	16
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		18	18
3.056% due 08/25/2035 ^~		102	87
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
2.109% due 02/20/2036 ^•		231	232
2.675% due 02/20/2035 ~		73	74
2.769% due 11/25/2034 ~		166	168
2.770% due 11/20/2034 ~		366	378
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		1	1
CRSNT Commercial Mortgage Trust 0.930% due 04/15/2036 •(b)		6,000	6,000
Eurosail PLC
0.000% due 12/10/2044 •	EUR	32	37
1.030% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	6,321	8,715
First Horizon Alternative Mortgage Securities Trust 2.286% due 09/25/2034 ~		$191	190
First Horizon Mortgage Pass-Through Trust 3.263% due 08/25/2035 ~		70	57
FirstMac Mortgage Funding Trust
1.060% due 03/08/2049 •	AUD	1,469	1,123
1.310% due 03/08/2049 •		6,100	4,683
GMAC Mortgage Corp. Loan Trust 3.628% due 11/19/2035 ~		$39	38
Great Hall Mortgages PLC 0.320% due 06/18/2039 •		904	884
GS Mortgage Securities Trust 1.929% due 11/10/2045 ~(a)		2,011	45
GSR Mortgage Loan Trust
2.929% due 09/25/2035 ~		132	134
3.403% due 09/25/2034 ~		43	45
HarborView Mortgage Loan Trust
0.550% due 05/19/2035 •		45	44
3.418% due 07/19/2035 ^~		218	186

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	14,051	19,444
Impac CMB Trust 1.109% due 07/25/2033 •		$45	44
JP Morgan Chase Commercial Mortgage Securities Trust 1.741% due 10/15/2045 ~(a)		11,853	234
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		13	9
LoanCore Issuer Ltd. 0.910% due 07/15/2035 •		6,000	6,019
Merrill Lynch Mortgage Investors Trust
0.609% due 11/25/2035 •		51	51
0.769% due 09/25/2029 •		334	337
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.669% due 12/25/2035 •		255	255
PFP Ltd. 0.950% due 04/14/2038 •		6,000	6,023
PHHMC Trust 5.316% due 07/18/2035 ~		103	104
Prime Mortgage Trust 0.509% due 02/25/2034 •		3	2
Ready Capital Mortgage Financing LLC 1.110% due 04/25/2038 •		6,000	6,020
Residential Funding Mortgage Securities, Inc. Trust 3.216% due 09/25/2035 ^~		446	343
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	5,857	8,152
Ripon Mortgages PLC 0.860% due 08/20/2056 •		4,936	6,815
RMAC PLC 0.780% due 06/12/2046 •		4,006	5,510
Silverstone Master Issuer PLC 0.794% due 01/21/2070 •		$2,286	2,291
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •	GBP	7,200	9,923
Structured Adjustable Rate Mortgage Loan Trust
1.659% due 01/25/2035 ^•		$120	112
2.578% due 02/25/2034 ~		82	83
2.972% due 08/25/2035 ~		101	98
Structured Asset Mortgage Investments Trust
0.669% due 02/25/2036 ^•		82	79
0.770% due 09/19/2032 •		1	1
Towd Point HE Trust 0.918% due 02/25/2063 ~		4,783	4,786
Towd Point Mortgage Funding 0.951% due 07/20/2045 •	GBP	4,072	5,630
Towd Point Mortgage Funding PLC
0.950% due 05/20/2045 •		10,248	14,183
1.058% due 10/20/2051 •		7,887	10,943
Tower Bridge Funding PLC 1.284% due 12/20/2061 •		2,475	3,422
Trinity Square PLC 0.899% due 07/15/2059 •		5,300	7,307
WaMu Mortgage Pass-Through Certificates Trust
0.649% due 12/25/2045 •		$49	50
0.789% due 01/25/2045 •		308	308
1.659% due 06/25/2042 •		8	8
Wells Fargo Commercial Mortgage Trust 1.737% due 10/15/2045 ~(a)		3,144	61

Total Non-Agency Mortgage-Backed Securities (Cost $139,873)			144,766

ASSET-BACKED SECURITIES 5.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		3,343	3,365
ACE Securities Corp. Home Equity Loan Trust
0.229% due 10/25/2036 •		56	31
1.009% due 12/25/2034 •		1,047	1,023
1.039% due 02/25/2036 ^•		4,374	4,300
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.859% due 09/25/2035 •		2,820	2,821
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,800	3,283
Asset-Backed Securities Corp. Home Equity Loan Trust 1.756% due 03/15/2032 •		$53	53
Atlas Senior Loan Fund Ltd. 1.523% due 01/16/2030 •		5,000	5,003
Bear Stearns Asset-Backed Securities Trust 1.109% due 10/25/2037 •		455	455
Carrington Mortgage Loan Trust 1.463% due 10/17/2029 •		4,800	4,802
Chesapeake Funding LLC
0.476% due 08/15/2030 •		2,947	2,951
3.230% due 08/15/2030		2,211	2,239
Countrywide Asset-Backed Certificates 0.809% due 12/25/2033 •		747	731

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 0.729% due 01/25/2032 •		4	4
Crown Point CLO Ltd. 1.163% due 07/17/2028 •		2,356	2,357
Dryden Senior Loan Fund 1.261% due 04/15/2029 •		5,900	5,910
Edsouth Indenture LLC 1.259% due 09/25/2040 •		360	363
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		1,509	1,523
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		3,474	3,476
Figueroa CLO Ltd. 1.141% due 01/15/2027 •		395	396
Ford Credit Floorplan Master Owner Trust
0.386% due 05/15/2023 •		5,100	5,101
2.840% due 03/15/2024		4,700	4,813
Gallatin CLO Ltd. 1.274% due 01/21/2028 •		4,459	4,464
GE-WMC Mortgage Securities Trust 0.189% due 08/25/2036 •		8	5
GSAMP Trust 0.694% due 01/25/2036 •		679	679
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		1,497	1,500
Massachusetts Educational Financing Authority 1.168% due 04/25/2038 •		165	166
MidOcean Credit CLO 1.474% due 01/20/2029 •		3,800	3,804
NovaStar Mortgage Funding Trust 0.429% due 05/25/2036 •		2,672	2,635
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •		1,621	1,622
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	5,000	5,868
Residential Asset Securities Corp. Trust 0.994% due 01/25/2034 •		$1,559	1,557
Santander Drive Auto Receivables Trust 0.456% due 05/15/2023 •		1,562	1,563
SLC Student Loan Trust
0.284% due 09/15/2026 •		61	61
0.294% due 03/15/2027 •		1,723	1,717
SLM Student Loan Trust 0.368% due 10/25/2029 •		2,555	2,537
Sound Point CLO Ltd. 1.114% due 01/20/2028 •		1,146	1,147
SP-Static CLO Ltd. 1.622% due 07/22/2028 •		4,628	4,637
Structured Asset Investment Loan Trust
0.814% due 03/25/2034 •		329	324
1.084% due 10/25/2033 •		101	101
Symphony CLO Ltd. 1.121% due 04/15/2028 •		1,590	1,593
TCW CLO Ltd. 1.274% due 10/20/2031 •		5,592	5,596
TICP CLO Ltd. 1.064% due 04/20/2028 •		5,144	5,140
TPG Real Estate Finance Ltd. 1.258% due 10/15/2034 •		3,600	3,600
Venture CLO Ltd.
1.061% due 04/15/2027 •		687	687
1.244% due 04/20/2029 •		5,900	5,903
WhiteHorse Ltd. 1.153% due 04/17/2027 •		1,064	1,065
Zais CLO Ltd. 1.391% due 04/15/2028 •		3,392	3,396

Total Asset-Backed Securities (Cost $115,460)			116,367

SOVEREIGN ISSUES 4.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (d)	BRL	353,200	61,507
0.000% due 01/01/2022 (d)		81,700	14,034
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	17,000	5,085
5.500% due 01/31/2022		6,200	1,940
Peru Government International Bond 8.200% due 08/12/2026	PEN	26,000	9,083

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Provincia de Buenos Aires 37.855% due 04/12/2025	ARS	3,463	20

Total Sovereign Issues (Cost $92,853)			91,669

SHORT-TERM INSTRUMENTS 24.8%
ARGENTINA TREASURY BILLS 0.0%
(0.801)% due 06/30/2021 - 09/13/2021 (c)(d)		5,623	39

ISRAEL TREASURY BILLS 0.4%
(0.007)% due 05/05/2021 - 03/02/2022 (c)(d)	ILS	24,700	7,391

JAPAN TREASURY BILLS 7.7%
(0.098)% due 05/17/2021 - 05/24/2021 (c)(d)	JPY	16,850,000	152,200

U.S. TREASURY BILLS 13.2%
0.065% due 04/20/2021 - 09/30/2021 (b)(c)(d)(g)		$262,500	262,490

U.S. TREASURY CASH MANAGEMENT BILLS 3.5%
0.082% due 05/13/2021 - 07/20/2021 (b)(c)(d)(g)		69,000	68,998

Total Short-Term Instruments (Cost $498,911)			491,118

Total Investments in Securities (Cost $1,637,106)			1,645,576

		SHARES
INVESTMENTS IN AFFILIATES 23.7%
SHORT-TERM INSTRUMENTS 23.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.7%
PIMCO Short Asset Portfolio		38,023,770	381,531
PIMCO Short-Term Floating NAV Portfolio III		9,048,933	89,222

Total Short-Term Instruments (Cost $466,113)			470,753

Total Investments in Affiliates (Cost $466,113)			470,753

Total Investments 106.5% (Cost $2,103,220)			$2,116,329
Financial Derivative Instruments (f)(h) 0.6%(Cost or Premiums, net $2,142)			13,272
Other Assets and Liabilities, net (7.2)%			(142,888)

Net Assets 100.0%			$1,986,713

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Ford Credit Canada Co.	3.483%	01/10/2022	10/20/2020 – 10/29/2020	$3,546	$3,771	0.19%
Wells Fargo & Co.	2.509	10/27/2023	10/20/2020	4,886	5,124	0.26

$8,432	$8,895	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.8)%
Uniform Mortgage-Backed Security, TBA	3.500%	05/01/2051	$5,100	$(5,400)	$(5,389)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2051	120,600	(129,764)	(129,400)

Total Short Sales (6.8)%	$(135,164)	$(134,789)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2021	5,466	$1,206,491	$(1,201)	$0	$(256)
U.S. Treasury 5-Year Note June Futures	06/2021	1,998	246,550	(3,274)	0	(328)

$(4,475)	$0	$(584)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2021	878	$(114,963)	$2,900	$220	$0
U.S. Treasury 30-Year Bond June Futures	06/2021	139	(21,489)	837	61	0
United Kingdom Long Gilt June Futures	06/2021	189	(33,244)	543	135	(2)

$4,280	$416	$(2)

Total Futures Contracts	$(195)	$416	$(586)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(4)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025		$16,300	$342	$52	$394	$19	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		12,200	269	20	289	15	0
iTraxx Crossover 34 5-Year Index		5.000	Quarterly	12/20/2025	EUR	1,381	176	24	200	6	0
iTraxx Crossover 35 5-Year Index		5.000	Quarterly	06/20/2026		2,000	262	20	282	14	0

							$1,049	$116	$1,165	$54	$0

INTEREST RATE SWAPS
										Variation Margin(4)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	6,200	$365	$129	$494	$85	$0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	59,100	0	110	110	0	(4)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		47,000	0	86	86	0	(3)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		48,400	(1)	91	90	0	(3)
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		14,300	0	26	26	0	(1)
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		21,000	0	38	38	0	(1)
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		35,000	0	62	62	0	(2)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		6,300	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		147,700	(4)	(168)	(172)	9	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		939,800	261	(680)	(419)	60	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		173,700	(48)	(109)	(157)	11	0
Pay	6-Month JPY-LIBOR	0.100	Semi-Annual	03/20/2024	JPY	10,270,000	321	36	357	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		2,930,000	(35)	(361)	(396)	14	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		1,640,000	201	163	364	0	(20)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		390,000	0	(181)	(181)	0	(20)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		390,000	0	(179)	(179)	0	(20)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		2,330,000	22	(1,460)	(1,438)	125	0
Pay	6-Month JPY-LIBOR	0.430	Semi-Annual	03/19/2041		322,000	0	12	12	0	(21)
Pay	6-Month JPY-LIBOR	0.410	Semi-Annual	03/25/2041		56,000	0	0	0	0	(8)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		340,000	(11)	(372)	(383)	37	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		279,000	(6)	14	8	19	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		231,000	127	(9)	118	27	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		763,000	0	(17)	(17)	90	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051		222,000	0	(12)	(12)	26	0

							$1,192	$(2,788)	$(1,596)	$503	$(117)

Total Swap Agreements							$2,241	$(2,672)	$(431)	$557	$(117)

(g)	Securities with an aggregate market value of $6,256 and cash of $4,792 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $16 and liability of $(4) for closed swap agreements is outstanding at period end.
(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		05/2021		GBP	4,748			$6,518	$0		$(29)
		05/2021		ILS	8,201			2,491	37		0
BPS		04/2021		AUD	4,635			3,671	150		0
		04/2021		BRL	27,800			5,048	109		0
		04/2021			$4,879		BRL	27,800	60		0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

05/2021	GBP	7,298	$10,133	70	0
05/2021	JPY	4,900,000	46,680	2,405	0
BSH	04/2021	BRL	237,700	44,909	2,690	(11)
04/2021	$41,858	BRL	237,700	408	(36)
10/2021	BRL	125,000	$21,952	105	0
01/2022	48,400	8,412	51	0
CBK	04/2021	AUD	3,700	2,866	55	0
05/2021	EUR	2,543	3,063	78	0
05/2021	GBP	61,968	86,132	692	0
11/2021	ILS	17,006	5,146	37	0
01/2022	6,543	1,997	29	0
03/2022	16,498	5,036	70	0
GLM	04/2021	$11,070	AUD	14,512	0	(47)
05/2021	AUD	14,512	$11,071	46	0
06/2021	$128	MYR	520	0	(2)
HUS	05/2021	EUR	22,427	$27,104	782	0
05/2021	PEN	34,363	9,345	167	0
09/2021	MXN	1,628	77	0	(1)
JPM	04/2021	BRL	256,600	45,153	33	(468)
04/2021	$46,087	BRL	256,600	0	(499)
05/2021	GBP	886	$1,235	13	0
10/2021	BRL	228,200	40,408	525	0
01/2022	33,300	5,825	72	0
MYI	04/2021	AUD	6,177	4,893	202	0
05/2021	JPY	11,950,000	113,286	5,315	0
05/2021	$1,001	GBP	720	0	(8)
05/2021	1,092	JPY	116,100	0	(43)
SOG	05/2021	JPY	83,095	$785	34	0
SSB	05/2021	$1,075	GBP	763	0	(23)
TOR	04/2021	CAD	11,474	$9,064	0	(66)
04/2021	$9,129	CAD	11,474	1	0
05/2021	CAD	11,474	$9,130	0	(1)

Total Forward Foreign Currency Contracts	$14,236	$(1,234)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus BRL	BRL	6.250	05/27/2021	8,000	$(127)	$(42)

Total Written Options	$(127)	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Barclays Bank PLC	1.000%	Quarterly	12/20/2021	0.168%	EUR	4,000	$28	$2	$30	$0

Total Swap Agreements	$28	$2	$30	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$260,043	$0	$260,043
Industrials	0	168,245	0	168,245
Utilities	0	49,226	0	49,226
U.S. Government Agencies	0	311,109	0	311,109
U.S. Treasury Obligations	0	13,033	0	13,033
Non-Agency Mortgage-Backed Securities	6,000	138,766	0	144,766
Asset-Backed Securities	0	116,367	0	116,367
Sovereign Issues	0	91,669	0	91,669
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Argentina Treasury Bills	0	39	0	39
Israel Treasury Bills	0	7,391	0	7,391
Japan Treasury Bills	0	152,200	0	152,200
U.S. Treasury Bills	0	262,490	0	262,490
U.S. Treasury Cash Management Bills	0	68,998	0	68,998

	$6,000	$1,639,576	$0	$1,645,576
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$470,753	$0	$0	$470,753

Total Investments	$476,753	$1,639,576	$0	$2,116,329

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(134,789)	$0	$(134,789)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	416	557	0	973
Over the counter	0	14,266	0	14,266

	$416	$14,823	$0	$15,239
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(586)	(117)	0	(703)
Over the counter	0	(1,276)	0	(1,276)

	$(586)	$(1,393)	$0	$(1,979)

Total Financial Derivative Instruments	$(170)	$13,430	$0	$13,260

Totals	$476,583	$1,518,217	$0	$1,994,800

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$380,278	$911	$0	$0	$342	$381,531	$911	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$99,078	$49,453	$(59,300)	$0	$(9)	$89,222	$53	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MXN	Mexican Peso
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDOR03	3 month CDN Swap Rate	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 1.859% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$76

Total Loan Participations and Assignments (Cost $77)			76

CORPORATE BONDS & NOTES 3.2%
BANKING & FINANCE 2.1%
Ally Financial, Inc. 4.250% due 04/15/2021		50	50
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		115	122
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(d)(e)	EUR	600	715
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$2,600	2,709
Deutsche Bank AG 4.250% due 10/14/2021		10,200	10,391
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,846
ING Bank NV 2.625% due 12/05/2022		3,200	3,324
Jackson National Life Global Funding 2.375% due 09/15/2022		500	514
Lloyds Banking Group PLC
0.987% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,804
4.947% due 06/27/2025 •(d)(e)	EUR	600	767
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.960% due 09/19/2023		$400	432
Natwest Group PLC
1.751% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,146
4.519% due 06/25/2024 •		1,400	1,512
8.625% due 08/15/2021 •(d)(e)		400	410
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	101
2.650% due 07/13/2022		200	204
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		14	15
UniCredit SpA 7.830% due 12/04/2023		8,450	9,854

			37,916

INDUSTRIALS 0.8%
AbbVie, Inc. 5.000% due 12/15/2021		1,540	1,571
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		200	201
Charter Communications Operating LLC 4.464% due 07/23/2022		140	146
Danone S.A. 2.077% due 11/02/2021		500	504
ERAC USA Finance LLC 4.500% due 08/16/2021		480	487
Flex Ltd. 5.000% due 02/15/2023		100	107
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		3,100	3,101
JT International Financial Services BV 3.500% due 09/28/2023		200	214
McDonald's Corp. 0.649% (US0003M + 0.430%) due 10/28/2021 ~		5,400	5,412
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,700	1,714
NXP BV 3.875% due 09/01/2022		200	209
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		100	102
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		13	13
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	214

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	190	208

		14,203

UTILITIES 0.3%
British Transco International Finance BV 0.000% due 11/04/2021 (b)	580	579
Eversource Energy 2.900% due 10/01/2024	100	107
Petrobras Global Finance BV 5.093% due 01/15/2030	3,558	3,703
Sempra Energy 2.900% due 02/01/2023	500	520
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023	100	104
Sprint Corp. 7.250% due 09/15/2021	100	103

		5,116

Total Corporate Bonds & Notes (Cost $55,009)		57,235

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.178% due 12/25/2036 •	18	17
0.259% due 08/25/2034 •	19	19
0.459% due 07/25/2037 - 05/25/2042 •	34	34
0.549% due 05/25/2036 •	7	8
1.579% due 07/01/2044 - 09/01/2044 •	15	15
2.288% due 10/01/2035 •	14	15
2.314% due 05/25/2035 ~	118	120
Freddie Mac
0.369% due 08/25/2031 •	23	23
0.473% due 07/15/2044 •	1,700	1,713
0.556% due 09/15/2042 •	3,025	3,041
1.459% due 10/25/2044 •	1,265	1,284
1.579% due 02/25/2045 •	384	386
2.350% due 01/01/2034 •	23	24
2.626% due 12/01/2035 •	21	21
Ginnie Mae
0.599% due 08/20/2068 •	2,697	2,673
1.904% due 04/20/2067 •	2,153	2,185
Small Business Administration 6.020% due 08/01/2028	214	238
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2051	3,640	3,847
4.000% due 04/01/2051 - 05/01/2051	91,200	97,856

Total U.S. Government Agencies (Cost $113,691)		113,519

U.S. TREASURY OBLIGATIONS 97.7%
U.S. Treasury Bonds
1.625% due 11/15/2050 (g)	9,320	7,769
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021 (g)	13,936	13,964
0.125% due 01/15/2022	47,401	48,475
0.125% due 04/15/2022 (i)	53,476	55,001
0.125% due 07/15/2022	33,513	34,847
0.125% due 01/15/2023	24,204	25,389
0.125% due 10/15/2024 (g)	51,276	55,482
0.125% due 04/15/2025 (g)	54,385	58,895
0.125% due 10/15/2025	7,560	8,239
0.125% due 07/15/2026 (g)	78,758	86,114
0.125% due 01/15/2030	46,396	50,243
0.125% due 07/15/2030	30,399	33,024
0.125% due 01/15/2031 (g)	26,917	29,002
0.125% due 02/15/2051	5,676	5,715
0.250% due 07/15/2029 (g)	75,947	83,633
0.250% due 02/15/2050	8,617	9,022
0.375% due 07/15/2023 (g)	56,122	60,096
0.375% due 07/15/2025	22,536	24,836
0.375% due 01/15/2027	28,693	31,665
0.375% due 07/15/2027	34,492	38,276
0.500% due 04/15/2024 (g)(i)	59,048	64,023
0.500% due 01/15/2028 (g)	67,097	74,773
0.625% due 04/15/2023 (i)	23,639	25,155
0.625% due 01/15/2024	32,843	35,617
0.625% due 01/15/2026 (g)	58,125	64,662
0.625% due 02/15/2043 (k)	5,711	6,464
0.750% due 07/15/2028	28,018	31,970
0.750% due 02/15/2042	44,390	51,393
0.750% due 02/15/2045 (g)	52,471	60,823
0.875% due 01/15/2029	15,537	17,829
0.875% due 02/15/2047	19,725	23,798
1.000% due 02/15/2046	27,355	33,563

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

1.000% due 02/15/2048		5,756	7,175
1.375% due 02/15/2044 (g)		68,725	89,938
1.750% due 01/15/2028 (g)		60,946	73,340
2.000% due 01/15/2026		23,158	27,377
2.125% due 02/15/2040		19,385	27,838
2.125% due 02/15/2041		7,823	11,331
2.375% due 01/15/2025 (g)		60,927	71,395
2.375% due 01/15/2027 (g)		402	492
2.500% due 01/15/2029 (g)		59,056	75,609
3.375% due 04/15/2032 (g)(k)		2,219	3,235
3.625% due 04/15/2028 (g)		40,980	55,207
3.875% due 04/15/2029 (g)		44,687	62,762
U.S. Treasury Notes
1.750% due 12/31/2024 (g)(i)		2,120	2,212

Total U.S. Treasury Obligations (Cost $1,632,817)			1,757,668

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust 3.338% due 05/25/2036 ^~		96	94
Alliance Bancorp Trust 0.349% due 07/25/2037 •		786	734
American Home Mortgage Investment Trust 1.701% due 09/25/2045 •		30	30
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		445	447
AREIT Trust 2.726% due 04/15/2037 •		2,800	2,843
Banc of America Funding Trust
0.551% due 07/20/2036 •		13	13
2.731% due 02/20/2036 ~		172	172
3.376% due 01/20/2047 ^~		125	120
Banc of America Mortgage Trust
2.687% due 02/25/2036 ^~		158	156
3.299% due 06/25/2035 ~		24	23
Bancorp Commercial Mortgage Trust 1.156% due 09/15/2036 •		1,065	1,066
Bear Stearns Adjustable Rate Mortgage Trust
2.410% due 10/25/2035 •		202	207
2.756% due 01/25/2035 ~		127	130
2.847% due 03/25/2035 ~		164	163
3.056% due 02/25/2036 ^~		37	36
3.263% due 07/25/2036 ^~		152	149
Bear Stearns ALT-A Trust
3.033% due 09/25/2035 ^~		732	582
3.343% due 03/25/2036 ^~		296	258
Chase Mortgage Finance Trust 3.440% due 02/25/2037 ~		11	11
ChaseFlex Trust 6.000% due 02/25/2037 ^		314	184
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.882% due 01/25/2035 •		4	4
Citigroup Mortgage Loan Trust
2.520% due 03/25/2036 ^•		228	228
2.570% due 05/25/2035 •		5	5
3.195% due 03/25/2037 ^~		1,723	1,721
3.228% due 09/25/2059 þ		764	769
3.258% due 04/25/2066 ~		588	594
3.313% due 09/25/2037 ^~		340	336
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •		6	6
5.500% due 08/25/2034		46	47
Countrywide Alternative Loan Trust
0.289% due 05/25/2047 •		81	77
0.291% due 02/20/2047 ^•		299	235
0.329% due 06/25/2046 •		8	12
0.489% due 09/25/2046 ^•		2,059	1,994
0.669% due 12/25/2035 •		21	20
1.259% due 12/25/2035 •		47	44
6.000% due 03/25/2037 ^		3,121	1,865
6.000% due 04/25/2037		393	392
Countrywide Home Loan Mortgage Pass-Through Trust
2.832% due 10/20/2035 ~		1,049	1,075
3.005% due 05/20/2036 ^~		57	59
5.500% due 08/25/2035 ^		35	32
6.000% due 04/25/2036		326	248
6.000% due 03/25/2037 ^		1,104	858
Credit Suisse Mortgage Capital Certificates
3.482% due 08/26/2058 ~		686	687
6.225% due 10/26/2036 ~		149	147
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.209% due 10/25/2036 ^•		8	6
Eurosail PLC 1.030% due 06/13/2045 •	GBP	1,779	2,456
First Horizon Alternative Mortgage Securities Trust
2.209% due 06/25/2034 ~		$94	97

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

6.000% due 02/25/2037 ^		317	203
First Horizon Mortgage Pass-Through Trust 3.263% due 08/25/2035 ~		134	111
Great Hall Mortgages PLC
0.211% due 03/18/2039 •	GBP	80	109
0.231% due 06/18/2038 •		70	96
GreenPoint Mortgage Funding Trust
0.289% due 09/25/2046 •		$281	274
0.549% due 06/25/2045 •		147	138
0.649% due 11/25/2045 •		112	101
GS Mortgage Securities Trust 4.592% due 08/10/2043		751	752
GSR Mortgage Loan Trust
2.627% due 12/25/2034 ~		146	148
2.678% due 01/25/2035 ~		41	41
2.929% due 09/25/2035 ~		96	98
3.259% due 07/25/2035 ~		91	94
HarborView Mortgage Loan Trust
0.300% due 09/19/2037 •		50	49
0.550% due 05/19/2035 •		39	38
0.670% due 02/19/2036 •		92	66
0.791% due 06/20/2035 •		54	53
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	6,127	8,479
IndyMac Mortgage Loan Trust
0.669% due 07/25/2035 •		$162	136
0.889% due 05/25/2034 •		14	14
2.910% due 12/25/2034 ~		60	62
3.130% due 11/25/2035 ^~		49	48
JP Morgan Mortgage Trust
2.594% due 02/25/2035 ~		56	57
2.920% due 09/25/2035 ~		13	13
3.016% due 08/25/2035 ~		81	82
3.051% due 07/27/2037 ~		358	353
3.163% due 08/25/2035 ^~		81	76
3.171% due 07/25/2035 ~		149	152
3.274% due 07/25/2035 ~		68	71
Lehman XS Trust 1.259% due 12/25/2037 •		2,874	2,961
MASTR Adjustable Rate Mortgages Trust 3.178% due 11/21/2034 ~		68	69
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.806% due 11/15/2031 •		49	50
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.546% due 12/15/2030 •		57	56
Merrill Lynch Mortgage Investors Trust
0.609% due 11/25/2035 •		51	51
2.846% due 12/25/2035 ~		49	42
Morgan Stanley Mortgage Loan Trust 2.077% due 06/25/2036 ~		144	152
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		6,210	6,482
Residential Accredit Loans, Inc. Trust
0.409% due 08/25/2035 •		60	53
1.272% due 10/25/2037 ~		980	944
Residential Asset Securitization Trust
0.509% due 05/25/2035 •		547	408
6.500% due 09/25/2036 ^		229	131
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		177	176
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	2,471	3,439
Sequoia Mortgage Trust
0.311% due 07/20/2036 •		$341	336
0.810% due 10/19/2026 •		19	19
Stratton Mortgage Funding PLC 1.250% due 05/25/2051 •	GBP	1,521	2,105
Structured Adjustable Rate Mortgage Loan Trust
1.659% due 01/25/2035 ^•		$62	58
2.578% due 02/25/2034 ~		53	54
2.972% due 08/25/2035 ~		71	69
Structured Asset Mortgage Investments Trust
0.489% due 06/25/2036 •		31	31
0.529% due 04/25/2036 •		120	114
0.610% due 07/19/2035 •		353	352
0.770% due 10/19/2034 •		36	36
Structured Asset Securities Corp. Mortgage Loan Trust 0.529% due 11/25/2035 •		2,977	2,970
Thornburg Mortgage Securities Trust 0.729% due 06/25/2044 •		3,768	3,764
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •	GBP	5,075	7,042
Wachovia Mortgage Loan Trust 0.569% due 01/25/2037 •		$1,509	839
WaMu Mortgage Pass-Through Certificates Trust
0.989% due 01/25/2047 •		327	325

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

1.029% due 05/25/2047 •		213	206
1.189% due 12/25/2046 •		48	46
1.259% due 02/25/2046 •		71	72
1.459% due 11/25/2042 •		8	8
1.957% due 07/25/2046 •		391	383
1.957% due 11/25/2046 •		53	52
2.364% due 08/25/2035 ~		10	10
3.083% due 12/25/2035 ~		72	73

Total Non-Agency Mortgage-Backed Securities (Cost $64,833)			67,324

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp. Home Equity Loan Trust 0.309% due 03/25/2037 •		406	242
Adagio CLO Ltd. 0.660% due 10/15/2029 •	EUR	388	455
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •		900	1,060
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		$100	100
Argent Mortgage Loan Trust 0.349% due 05/25/2035 •		599	560
Argent Securities Trust 0.429% due 05/25/2036 •		125	48
Atlas Senior Loan Fund Ltd. 1.523% due 01/16/2030 •		2,400	2,401
Atrium Corp. 1.052% due 04/22/2027 •		1,899	1,899
Babson Euro CLO BV 0.277% due 10/25/2029 •	EUR	415	486
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$82	82
Benefit Street Partners CLO Ltd. 1.003% due 07/18/2027 •		370	370
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,172	1,375
1.288% due 10/03/2029 •		$791	791
Brookside Mill CLO Ltd. 1.043% due 01/17/2028 •		1,591	1,590
Carlyle Global Market Strategies Euro CLO DAC 0.730% due 09/21/2029 •	EUR	222	261
Catamaran CLO Ltd. 1.063% due 01/27/2028 •		$3,133	3,132
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(a)		800	800
CIT Mortgage Loan Trust
1.459% due 10/25/2037 •		351	353
1.609% due 10/25/2037 •		3,400	3,467
Citigroup Mortgage Loan Trust 0.189% due 01/25/2037 •		103	86
Citigroup Mortgage Loan Trust, Inc. 0.359% due 06/25/2037 •		1,660	1,656
College Loan Corp. Trust 0.468% due 01/25/2024 •		800	789
CoreVest American Finance Trust 2.968% due 10/15/2049		244	245
Countrywide Asset-Backed Certificates
0.299% due 11/25/2037 •		3,854	3,687
0.359% due 03/25/2037 •		1,260	1,207
Countrywide Asset-Backed Certificates Trust 0.849% due 08/25/2047 •		193	189
Credit-Based Asset Servicing & Securitization LLC
0.338% due 07/25/2037 •		823	660
1.159% due 06/25/2035 •		386	381
Credit-Based Asset Servicing & Securitization Trust 0.169% due 11/25/2036 •		59	35
Ellington Loan Acquisition Trust 1.209% due 05/25/2037 •		412	413
First Franklin Mortgage Loan Trust 0.814% due 11/25/2036 •		2,400	2,359
Fremont Home Loan Trust 0.244% due 10/25/2036 •		865	795
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		319	239
GSAMP Trust
0.179% due 12/25/2036 •		74	45
0.844% due 09/25/2035 ^•		55	55
1.084% due 03/25/2035 ^•		50	49
Halcyon Loan Advisors Funding Ltd. 1.143% due 04/20/2027 •		481	480
Harvest CLO DAC 0.760% due 07/15/2031 •(a)	EUR	1,400	1,642
Home Equity Asset Trust
0.784% due 02/25/2036 •		$2,200	2,144
0.904% due 07/25/2034 •		178	177

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

HSI Asset Securitization Corp. Trust 0.159% due 10/25/2036 •		5	3
ICG U.S. CLO Ltd. 1.622% due 10/22/2031 •		4,500	4,514
IndyMac Mortgage Loan Trust 0.179% due 07/25/2036 •		631	251
Jamestown CLO Ltd. 1.443% due 01/17/2027 •		1,296	1,298
JP Morgan Mortgage Acquisition Trust 0.319% due 10/25/2036 •		67	66
Jubilee CLO BV
0.258% due 12/15/2029 •	EUR	2,367	2,772
0.290% due 07/12/2028 •		1,068	1,250
KKR CLO Ltd. 1.145% due 07/15/2030 •(a)		$1,100	1,100
KVK CLO Ltd. 1.134% due 01/14/2028 •		348	348
Laurelin DAC 0.720% due 10/20/2031 •(a)	EUR	500	586
LCM LP 1.197% due 07/20/2030 •(a)		$300	300
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		557	563
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		960	806
Lehman XS Trust
0.269% due 05/25/2036 •		963	1,053
5.244% due 06/25/2036 þ		747	760
LoanCore Issuer Ltd. 1.236% due 05/15/2036 •		2,700	2,701
Long Beach Mortgage Loan Trust 0.229% due 08/25/2036 •		1,115	605
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	750	882
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		800	939
Marathon CLO Ltd. 1.052% due 11/21/2027 •		$892	892
Marlette Funding Trust 2.690% due 09/17/2029		142	143
MASTR Asset-Backed Securities Trust 0.859% due 10/25/2035 ^•		61	60
Merrill Lynch Mortgage Investors Trust
0.229% due 02/25/2037 •		280	115
0.269% due 09/25/2037 •		22	13
MidOcean Credit CLO
1.243% due 02/20/2031 •(a)		1,000	1,000
1.474% due 01/20/2029 •		4,400	4,405
Morgan Stanley IXIS Real Estate Capital Trust 0.159% due 11/25/2036 •		9	4
Nassau Ltd. 2.374% due 07/20/2029 •		1,700	1,707
New Century Home Equity Loan Trust 0.874% due 02/25/2035 •		101	100
NovaStar Mortgage Funding Trust 0.814% due 01/25/2036 •		1,834	1,829
OCP CLO Ltd.
1.035% due 10/26/2027 •		781	782
1.041% due 07/15/2027 •		573	573
OZLM Ltd. 1.711% due 04/15/2032 •		4,700	4,703
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	3,800	4,459
Park Place Securities, Inc. 0.814% due 09/25/2035 •		$1,522	1,525
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.844% due 09/25/2035 •		775	769
1.159% due 10/25/2034 •		3,850	3,849
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ		979	983
RAAC Trust 0.619% due 08/25/2036 •		265	270
Renaissance Home Equity Loan Trust 0.869% due 12/25/2032 •		60	58
Residential Asset Securities Corp. Trust
0.389% due 09/25/2036 •		1,300	1,263
0.569% due 06/25/2036 •		3,544	3,468
Saxon Asset Securities Trust 0.419% due 09/25/2037 •		734	716
Securitized Asset-Backed Receivables LLC Trust
0.169% due 12/25/2036 ^•		284	96
0.409% due 07/25/2036 •		217	123
0.429% due 07/25/2036 •		3,019	1,464
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	49	57
0.768% due 10/25/2064 •		$2,650	2,662

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

1.718% due 04/25/2023 •		1,976	1,994
Sound Point CLO Ltd.
1.101% due 01/23/2029 •(a)		500	500
1.161% due 01/23/2029 •		3,600	3,598
Soundview Home Loan Trust
0.169% due 11/25/2036 •		43	18
0.289% due 07/25/2037 •		1,007	970
0.309% due 06/25/2037 •		1,775	1,471
SP-Static CLO Ltd. 1.622% due 07/22/2028 •		2,104	2,108
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		271	272
Steele Creek CLO Ltd. 1.048% due 05/21/2029 •		2,000	2,000
Structured Asset Securities Corp. Mortgage Loan Trust 1.615% due 04/25/2035 •		143	144
Symphony CLO Ltd. 1.184% due 07/14/2026 •		841	842
TCW CLO Ltd. 1.274% due 10/20/2031 •		853	854
Tralee CLO Ltd. 1.254% due 10/20/2027 •		996	996
Venture CLO Ltd.
1.061% due 04/15/2027 •		2,786	2,786
1.076% due 10/20/2028 •		800	800
1.121% due 07/15/2027 •		1,414	1,416
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(a)		500	500
Voya CLO Ltd. 0.938% due 07/25/2026 •		502	502
Wind River CLO Ltd. 1.111% due 10/15/2027 •		158	158
Z Capital Credit Partners CLO Ltd. 1.173% due 07/16/2027 •		1,592	1,593

Total Asset-Backed Securities (Cost $117,624)			119,212

SOVEREIGN ISSUES 9.8%
Argentina Government International Bond
34.109% (BADLARPP) due 10/04/2022 ~	ARS	300	2
36.119% (BADLARPP + 2.000%) due 04/03/2022 ~		16,489	109
Australia Government International Bond
1.250% due 02/21/2022	AUD	7,072	5,527
3.000% due 09/20/2025		11,305	10,206
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	5,916	6,128
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	12,569	16,172
0.250% due 07/25/2024 (c)		7,549	9,542
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		23,705	30,390
1.400% due 05/26/2025 (c)		44,178	55,433
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	1,190,086	10,856
0.100% due 03/10/2029 (c)		1,225,822	11,165
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,820
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	7,103	5,606
3.000% due 09/20/2030		4,621	4,197
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,300	1,608
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,134
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,494

Total Sovereign Issues (Cost $170,184)			175,389

		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		100,000	120
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,332

			1,452

UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)		360,018	9,598

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Preferred Securities (Cost $10,997)		11,050

Total Investments in Securities (Cost $2,165,232)		2,301,473

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	14,862	147

Total Short-Term Instruments (Cost $146)		147

Total Investments in Affiliates (Cost $146)		147

Total Investments 128.0% (Cost $2,165,378)		$2,301,620
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $(3,424))		7,453
Other Assets and Liabilities, net (28.4)%		(510,672)

Net Assets 100.0%		$1,798,401

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$9,664	$9,598	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	(0.020)%	03/16/2021	04/05/2021	$(7,891)	$(7,891)
BOS	0.080	03/29/2021	04/05/2021	(10,429)	(10,429)
BPG	(0.050)	03/23/2021	04/06/2021	(19,270)	(19,270)
0.080	03/25/2021	04/01/2021	(4,581)	(4,581)
0.090	03/01/2021	04/01/2021	(25,812)	(25,814)
GSC	0.070	03/23/2021	04/06/2021	(38,673)	(38,674)
0.090	04/01/2021	04/05/2021	(631,111)	(631,111)
TDL	0.090	02/25/2021	04/08/2021	(414,675)	(414,711)

Total Sale-Buyback Transactions	$(1,152,481)

(g)	Securities with an aggregate market value of $1,145,475 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(462,269) at a weighted average interest rate of 0.109%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(14) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2021	218	$34,533	$8	$20	$(64)
Euro-Bund 10-Year Bond June Futures	06/2021	373	74,921	(154)	123	(271)
Gold 100 oz. June Futures	06/2021	20	3,431	63	59	0
U.S. Treasury 5-Year Note June Futures	06/2021	1,498	184,851	(1,513)	0	(254)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	262	37,646	(212)	0	(104)

$(1,808)	$202	$(693)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2021	14	$(1,245)	$0	$1	$0
Australia Government 10-Year Bond June Futures	06/2021	46	(4,826)	(14)	37	0
Euro-BTP Italy Government Bond June Futures	06/2021	209	(34,560)	38	92	(56)
Euro-Buxl 30-Year Bond June Futures	06/2021	137	(33,102)	39	193	(138)
Euro-OAT France Government 10-Year Bond June Futures	06/2021	4	(760)	2	2	(1)
Euro-Schatz June Futures	06/2021	2,172	(285,530)	0	140	(26)
Japan Government 10-Year Bond June Futures	06/2021	17	(23,208)	(37)	48	0
U.S. Treasury 2-Year Note June Futures	06/2021	140	(30,902)	(1)	7	0
U.S. Treasury 10-Year Note June Futures	06/2021	113	(14,796)	362	28	0
U.S. Treasury 30-Year Bond June Futures	06/2021	616	(95,230)	3,580	269	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2021	228	(41,318)	2,096	286	0
United Kingdom Long Gilt June Futures	06/2021	1	(176)	3	1	0

$6,068	$1,104	$(221)

Total Futures Contracts	$4,260	$1,306	$(914)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.463%	$800	$(45)	$57	$12	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	58,000	$0	$(34)	$(34)	$0	$(14)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	11,800	36	(998)	(962)	65	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(55)	(62)	4	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	118,480	(2)	(17)	(19)	1	0
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	7,300	0	146	146	0	0
Receive	CPTFEMU	0.330	Maturity	07/15/2022	5,100	(1)	112	111	9	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	19,800	(142)	(183)	(325)	0	(76)
Pay	CPURNSA	1.030	Maturity	06/18/2021	$16,400	0	(388)	(388)	0	(70)
Pay	CPURNSA	1.335	Maturity	07/01/2021	4,700	0	(115)	(115)	0	(16)
Pay	CPURNSA	1.690	Maturity	08/07/2021	14,500	(1)	(317)	(318)	0	(34)
Pay	CPURNSA	1.863	Maturity	08/26/2021	5,000	(1)	(88)	(89)	0	(11)
Pay	CPURNSA	1.280	Maturity	11/02/2021	11,900	0	(192)	(192)	0	(18)
Pay	CPURNSA	1.290	Maturity	11/05/2021	18,500	(1)	(293)	(294)	0	(28)
Pay	CPURNSA	2.155	Maturity	01/19/2022	10,200	0	(67)	(67)	0	(6)
Pay	CPURNSA	2.165	Maturity	01/19/2022	11,100	0	(72)	(72)	0	(6)
Pay	CPURNSA	2.180	Maturity	01/19/2022	4,500	0	(29)	(29)	0	(3)
Pay	CPURNSA	2.200	Maturity	01/21/2022	8,100	0	(50)	(50)	0	(4)
Pay	CPURNSA	2.170	Maturity	02/01/2022	2,500	0	(17)	(17)	0	(1)
Pay	CPURNSA	2.155	Maturity	02/04/2022	15,900	0	(106)	(106)	0	(5)
Pay	CPURNSA	2.200	Maturity	02/05/2022	1,100	0	(7)	(7)	0	0
Receive	CPURNSA	2.069	Maturity	07/15/2022	3,700	0	17	17	0	(3)
Receive	CPURNSA	2.500	Maturity	07/15/2022	30,300	(2,696)	(235)	(2,931)	0	(23)
Receive	CPURNSA	2.210	Maturity	02/05/2023	20,900	0	(68)	(68)	0	(16)
Receive	CPURNSA	2.263	Maturity	04/27/2023	14,090	(2)	(117)	(119)	0	(9)
Receive	CPURNSA	2.263	Maturity	05/09/2023	3,250	0	(25)	(25)	0	(2)
Receive	CPURNSA	2.281	Maturity	05/10/2023	4,970	0	(52)	(52)	0	(12)
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	32	32	1	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	10,200	0	61	61	1	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	7,000	0	431	431	3	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	387	387	3	0
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	31	29	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(439)	(439)	0	(9)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(293)	(293)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029	20,100	0	(794)	(794)	0	(8)
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(824)	(835)	0	(6)
Receive	CPURNSA	2.311	Maturity	02/24/2031	21,800	1	439	440	23	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	3,900	0	(76)	(76)	6	0
Pay	UKRPI	3.465	Maturity	02/15/2022	GBP	8,600	0	(4)	(4)	6	0
Pay	UKRPI	3.220	Maturity	03/15/2022	9,800	0	(9)	(9)	6	0
Pay	UKRPI	3.850	Maturity	09/15/2024	10,900	0	766	766	18	0
Pay	UKRPI	3.330	Maturity	01/15/2025	17,800	530	(190)	340	28	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Pay	UKRPI	3.438	Maturity	01/15/2030	5,400	0	(42)	(42)	0	(2)
Pay	UKRPI	3.400	Maturity	06/15/2030	4,400	156	46	202	3	0
Pay	UKRPI	3.325	Maturity	08/15/2030	18,600	132	182	314	1	0
Pay	UKRPI	3.566	Maturity	03/15/2036	1,100	0	(21)	(21)	0	0
Pay	UKRPI	3.580	Maturity	03/15/2036	4,000	(26)	(32)	(58)	0	0

$(2,037)	$(3,599)	$(5,636)	$178	$(384)

Total Swap Agreements	$(2,082)	$(3,542)	$(5,624)	$178	$(384)

(i)	Securities with an aggregate market value of $13,026 and cash of $2,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	GBP	18,701	$26,476	$695	$0
04/2021	$19,003	EUR	16,179	0	(30)
05/2021	EUR	16,179	$19,014	30	0
05/2021	$222	ILS	728	0	(4)
05/2021	10	RUB	720	0	0
BPS	04/2021	AUD	6,486	$5,137	210	0
04/2021	EUR	2,624	3,095	18	0
04/2021	GBP	170	235	1	0
04/2021	NZD	29,698	22,095	1,354	0
04/2021	$9,702	NZD	13,882	0	(7)
05/2021	NZD	13,882	$9,701	7	0
CBK	04/2021	AUD	1,686	1,306	25	0
04/2021	PEN	5,663	1,559	46	0
04/2021	$1,524	PEN	5,663	0	(11)
06/2021	25	RUB	1,897	0	(1)
09/2021	PEN	5,663	$1,522	11	0
DUB	06/2021	MXN	55,105	2,609	0	(68)
GLM	04/2021	AUD	3,023	2,416	120	0
04/2021	$15,269	AUD	20,017	0	(65)
04/2021	11,332	NZD	15,816	0	(286)
04/2021	7	RUB	536	0	0
05/2021	AUD	20,017	$15,270	64	0
05/2021	$5	RUB	384	0	0
06/2021	102	MXN	2,110	0	0
06/2021	160	MYR	650	0	(3)
HUS	04/2021	EUR	14,319	$16,933	141	0
04/2021	$1,390	GBP	997	0	(16)
05/2021	534	ILS	1,739	0	(14)
05/2021	5	RUB	395	0	0
MYI	04/2021	AUD	8,822	$6,986	285	0
04/2021	$909	EUR	764	0	(13)
04/2021	22,377	JPY	2,466,600	0	(99)
05/2021	JPY	2,466,600	$22,384	100	0
RYL	06/2021	$104	MXN	2,122	0	(1)
SCX	04/2021	BRL	945	$175	7	0
04/2021	EUR	92,886	112,837	3,910	0
04/2021	GBP	250	349	4	0
04/2021	$166	BRL	945	2	0
04/2021	24,934	GBP	18,124	51	0
05/2021	EUR	92,886	$109,231	241	0
05/2021	GBP	18,124	24,937	0	(51)
06/2021	$201	IDR	2,927,945	0	(2)
SOG	04/2021	JPY	2,466,600	$23,348	1,070	0
TOR	04/2021	CAD	7,195	5,684	0	(42)
04/2021	$5,725	CAD	7,195	1	0
05/2021	CAD	7,195	$5,725	0	(1)
UAG	04/2021	$18	RUB	1,361	0	0
05/2021	5	396	0	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Forward Foreign Currency Contracts							$8,393	$(714)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	5,600	$4	$909
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	6,530	497	1,058
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	3,370	251	546
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700	08/24/2021	78,100	281	82
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	5,400	394	883

Total Purchased Options							$1,427	$3,478

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	100.000%	06/16/2021	1,000	$(3)	$(3)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	3,400	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	05/19/2021	3,400	(4)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	5,600	(6)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	3,500	(4)	(1)
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	600	(4)	(2)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	2,800	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	2,500	(2)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	5,500	(5)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	2,600	(3)	0
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.375	04/21/2021	3,500	(2)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	04/21/2021	3,500	(5)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	2,600	(3)	0
BRC	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	04/21/2021	3,800	(5)	0
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	2,500	(3)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	06/16/2021	3,100	(3)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	3,300	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	3,300	(4)	(3)
CBK	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	04/21/2021	700	(3)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	2,900	(3)	(1)
DBL	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	1,500	(1)	0
DUB	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	3,900	(4)	(1)
FBF	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	06/16/2021	600	(2)	(1)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	06/16/2021	2,000	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	06/16/2021	2,000	(2)	(1)
GST	Put - OTC CDX.HY-35 5-Year Index		Sell	102.000	06/16/2021	700	(3)	(2)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	04/21/2021	3,200	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	04/21/2021	1,400	(1)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.850	04/21/2021	3,200	(3)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	5,600	(6)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	2,500	(3)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	05/19/2021	2,500	(3)	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.050	05/19/2021	2,300	(2)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	900	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.800	06/16/2021	2,500	(3)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	2,400	(3)	(2)
JPM	Put - OTC CDX.HY-35 5-Year Index		Sell	103.000	05/19/2021	600	(3)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.750	05/19/2021	2,700	(2)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	05/19/2021	2,800	(3)	0
MYC	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	05/19/2021	3,000	(3)	(1)

							$(118)	$(33)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	8,600	$(391)	$(12)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	34,300	(250)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	2,900	(20)	0

							$(661)	$(12)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	16,800	$0	$(824)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	19,530	(484)	(962)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	10,270	(252)	(506)
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	17,910	(122)	(177)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	116,100	(181)	(131)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	200	(1)	(2)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	156,200	(246)	(72)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	20,390	(145)	(202)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	16,200	(393)	(795)

$(1,824)	$(3,671)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	1,800	$(6)	$(37)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.547	05/06/2021	1,000	(6)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	1,500	(8)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.250	05/06/2021	1,000	(4)	(6)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.758	06/07/2021	900	(4)	(3)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.895	06/07/2021	900	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.250	04/07/2021	700	(3)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.117	05/06/2021	1,100	(5)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	2,800	(17)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.512	06/07/2021	1,000	(5)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.586	06/07/2021	1,100	(7)	(7)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.742	06/07/2021	700	(3)	(2)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	900	(3)	(3)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	104.047	06/07/2021	500	(2)	(2)
Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	1,100	(6)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	1,500	(4)	(11)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	800	(2)	(8)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	1,600	(4)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.875	04/07/2021	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.078	04/07/2021	400	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	400	(1)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.875	04/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.078	04/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	1,000	(4)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	400	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	400	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	800	(5)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	400	(2)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	500	(3)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	400	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.750	05/06/2021	1,700	(12)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	400	(2)	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.438	05/06/2021	900	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.914	05/06/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	1,700	(11)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	1,700	(9)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	900	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.391	06/07/2021	300	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	103.391	06/07/2021	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	103.984	05/06/2021	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	104.262	05/06/2021	500	(1)	(2)

$(166)	$(278)

Total Written Options	$(2,769)	$(3,994)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.100%	Maturity	05/11/2021	$80,000	$0	$104	$104	$0

Total Swap Agreements	$0	$104	$104	$0

(k)

Securities with an aggregate market value of $225 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$76	$0	$76
Corporate Bonds & Notes
Banking & Finance	0	37,916	0	37,916
Industrials	0	14,203	0	14,203
Utilities	0	5,116	0	5,116
U.S. Government Agencies	0	113,519	0	113,519
U.S. Treasury Obligations	0	1,757,668	0	1,757,668
Non-Agency Mortgage-Backed Securities	0	67,324	0	67,324
Asset-Backed Securities	0	118,412	800	119,212
Sovereign Issues	0	175,389	0	175,389
Preferred Securities
Banking & Finance	0	1,452	0	1,452
Utilities	0	0	9,598	9,598

$0	$2,291,075	$10,398	$2,301,473
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$147	$0	$0	$147

Total Investments	$147	$2,291,075	$10,398	$2,301,620

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,306	178	0	1,484
Over the counter	0	11,975	0	11,975

$1,306	$12,153	$0	$13,459
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(914)	(384)	0	(1,298)
Over the counter	0	(4,708)	0	(4,708)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

	$(914)	$(5,092)	$0	$(6,006)

Total Financial Derivative Instruments	$392	$7,061	$0	$7,453

Totals	$539	$2,298,136	$10,398	$2,309,073

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$28,244	$149,503	$(177,600)	$1	$(1)	$147	$3	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FBF	Credit Suisse International	RYL	NatWest Markets Plc
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	GST	Goldman Sachs International	TDL	Toronto Dominion Bank London
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	MYR	Malaysian Ringgit
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	RUB	Russian Ruble
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	ICE 3-Month USD LIBOR
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	oz.	Ounce
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1% ¤
CORPORATE BONDS & NOTES 38.3%
BANKING & FINANCE 20.9%
ADCB Finance Cayman Ltd. 1.400% due 06/14/2021	GBP	500	$688
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$1,600	1,637
4.625% due 07/01/2022		200	209
5.000% due 10/01/2021		500	511
AIA Group Ltd. 0.707% (US0003M + 0.520%) due 09/20/2021 ~		1,800	1,798
Air Lease Corp.
2.250% due 01/15/2023		400	411
2.750% due 01/15/2023		700	722
Aircastle Ltd. 5.500% due 02/15/2022		300	312
Ally Financial, Inc. 4.125% due 02/13/2022		800	825
Aozora Bank Ltd. 2.550% due 09/09/2022		700	717
Aviation Capital Group LLC
0.882% (US0003M + 0.670%) due 07/30/2021 ~		1,500	1,499
1.141% (US0003M + 0.950%) due 06/01/2021 ~		200	200
2.875% due 01/20/2022		1,400	1,420
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,396
5.500% due 01/15/2023		500	531
Bank of America Corp. 0.753% due 10/24/2024 •		500	503
Barclays PLC
1.574% (US0003M + 1.380%) due 05/16/2024 ~		3,100	3,145
1.624% (US0003M + 1.430%) due 02/15/2023 ~		200	202
BOC Aviation Ltd.
1.252% (US0003M + 1.050%) due 05/04/2021 ~		2,700	2,699
2.375% due 09/15/2021		700	703
2.750% due 09/18/2022		900	918
3.000% due 05/23/2022		500	508
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~		600	601
Cantor Fitzgerald LP 6.500% due 06/17/2022		600	640
CIT Group, Inc. 5.000% due 08/15/2022		900	949
Citigroup, Inc.
1.214% (US0003M + 1.023%) due 06/01/2024 ~		400	405
1.292% (US0003M + 1.100%) due 05/17/2024 ~		1,100	1,116
1.731% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,500	1,171
CNH Industrial Capital LLC 3.875% due 10/15/2021		$400	407
Credit Agricole S.A. 1.237% (US0003M + 1.050%) due 03/22/2024 ~		1,400	1,418
Credit Suisse Group AG 1.424% (US0003M + 1.240%) due 06/12/2024 ~		1,758	1,776
Danske Bank A/S
1.171% due 12/08/2023 •		800	805
1.244% (US0003M + 1.060%) due 09/12/2023 ~		900	908
3.001% due 09/20/2022 •		1,900	1,920
First Abu Dhabi Bank PJSC 1.176% (US0003M + 0.950%) due 04/16/2022 ~		2,600	2,615
Ford Motor Credit Co. LLC
1.048% (US0003M + 0.810%) due 04/05/2021 ~		3,000	3,000
3.219% due 01/09/2022		500	507
5.596% due 01/07/2022		500	515
5.875% due 08/02/2021		1,300	1,319
GA Global Funding Trust 1.625% due 01/15/2026		400	400
GE Capital Canada Funding Co. 4.600% due 01/26/2022	CAD	500	410
General Motors Financial Co., Inc.
1.075% (US0003M + 0.850%) due 04/09/2021 ~		$3,100	3,100
1.293% (US0003M + 1.100%) due 11/06/2021 ~		500	502
1.509% (US0003M + 1.310%) due 06/30/2022 ~		1,000	1,011
1.784% (US0003M + 1.550%) due 01/14/2022 ~		1,199	1,211

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

4.200% due 11/06/2021		1,000	1,022
Goldman Sachs Group, Inc.
0.801% due 12/09/2026 •		500	500
0.925% (US0003M + 0.750%) due 02/23/2023 ~		600	604
1.969% (US0003M + 1.750%) due 10/28/2027 ~		200	209
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		500	502
ING Groep NV 1.020% (SOFRRATE + 1.010%) due 04/01/2027 ~(a)		700	702
International Bank for Reconstruction & Development 0.850% due 02/10/2027		3,700	3,614
International Lease Finance Corp. 8.625% due 01/15/2022		900	955
JPMorgan Chase & Co.
1.108% (US0003M + 0.890%) due 07/23/2024 ~		400	405
1.276% (US0003M + 1.100%) due 06/07/2021 ~		250	250
KEB Hana Bank
0.938% (US0003M + 0.700%) due 10/02/2022 ~		500	503
1.059% (US0003M + 0.875%) due 09/14/2022 ~		500	504
LeasePlan Corp. NV 2.875% due 10/24/2024		500	526
Lloyds Banking Group PLC 2.907% due 11/07/2023 •		500	518
Mirae Asset Daewoo Co. Ltd. 4.125% due 11/07/2021		300	305
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		400	409
Mizuho Financial Group, Inc.
0.818% (US0003M + 0.630%) due 05/25/2024 ~		1,200	1,206
1.034% (US0003M + 0.850%) due 09/13/2023 ~		1,100	1,109
1.214% (US0003M + 0.990%) due 07/10/2024 ~		1,700	1,722
Nationwide Building Society 3.622% due 04/26/2023 •		500	516
Natwest Group PLC
1.664% (US0003M + 1.470%) due 05/15/2023 ~		3,100	3,136
1.751% (US0003M + 1.550%) due 06/25/2024 ~		800	818
Navient Corp. 6.625% due 07/26/2021		600	612
Nissan Motor Acceptance Corp.
0.883% due 09/28/2022 •		2,100	2,100
1.115% (US0003M + 0.890%) due 01/13/2022 ~		2,300	2,307
1.900% due 09/14/2021		700	703
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,200	2,197
2.648% due 01/16/2025		1,000	1,035
Nordea Bank Abp 1.130% (US0003M + 0.940%) due 08/30/2023 ~		1,000	1,012
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		1,000	1,050
Piper Jaffray Cos.
4.740% due 10/15/2021		200	201
5.200% due 10/15/2023		700	703
QNB Finance Ltd.
1.202% (US0003M + 1.000%) due 05/02/2022 ~		4,200	4,218
1.243% (SOFRRATE + 1.225%) due 02/12/2022 ~		400	401
1.540% (US0003M + 1.350%) due 05/31/2021 ~		1,500	1,502
1.653% (US0003M + 1.450%) due 08/11/2021 ~		600	604
1.793% (US0003M + 1.570%) due 07/18/2021 ~		400	402
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		2,700	2,704
3.373% due 01/05/2024 •		500	523
SL Green Operating Partnership LP 1.174% (US0003M + 0.980%) due 08/16/2021 ~		500	500
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		500	502
3.000% due 07/15/2022		2,500	2,562
3.550% due 04/15/2024		1,000	1,063
Standard Chartered PLC 1.383% (US0003M + 1.200%) due 09/10/2022 ~		500	502
Synchrony Bank 3.650% due 05/24/2021		2,000	2,004
Wells Fargo & Co. 2.094% due 04/25/2022 (d)	CAD	200	162

			97,864

INDUSTRIALS 13.7%
7-Eleven, Inc.
0.625% due 02/10/2023		$800	801
0.800% due 02/10/2024		600	598
Arrow Electronics, Inc. 3.500% due 04/01/2022		600	614
BAT Capital Corp. 3.222% due 08/15/2024		600	640
Bayer U.S. Finance LLC 1.194% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,217

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

Berry Global, Inc. 4.875% due 07/15/2026		1,300	1,377
Boeing Co.
1.433% due 02/04/2024		1,300	1,317
1.875% due 06/15/2023		300	306
2.200% due 10/30/2022		300	306
4.508% due 05/01/2023		3,100	3,319
CenterPoint Energy Resources Corp. 0.684% (US0003M + 0.500%) due 03/02/2023 ~		1,000	1,000
Central Nippon Expressway Co. Ltd.
0.762% (US0003M + 0.560%) due 11/02/2021 ~		4,500	4,510
0.994% due 03/03/2022 •		2,500	2,512
2.567% due 11/02/2021		1,000	1,012
Charter Communications Operating LLC 1.855% (US0003M + 1.650%) due 02/01/2024 ~		4,500	4,625
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021		300	301
Daimler Finance North America LLC
0.865% (US0003M + 0.670%) due 11/05/2021 ~		600	602
1.094% (US0003M + 0.900%) due 02/15/2022 ~		4,000	4,027
2.550% due 08/15/2022		200	205
3.350% due 05/04/2021		1,200	1,203
Delta Air Lines, Inc. 3.400% due 04/19/2021		1,000	1,000
Diamondback Energy, Inc. 0.900% due 03/24/2023		400	400
Energy Transfer Partners LP 5.000% due 10/01/2022		300	315
Equifax, Inc.
1.064% (US0003M + 0.870%) due 08/15/2021 ~		2,450	2,456
2.300% due 06/01/2021		400	401
GATX Corp. 0.915% (US0003M + 0.720%) due 11/05/2021 ~		1,000	1,003
General Mills, Inc. 6.410% due 10/15/2022		600	651
Heathrow Funding Ltd. 4.875% due 07/15/2023		600	606
Hewlett Packard Enterprise Co. 0.958% (US0003M + 0.720%) due 10/05/2021 ~		1,000	1,000
Hyundai Capital America
0.800% due 04/03/2023 (a)		1,000	998
1.150% due 11/10/2022		1,800	1,811
1.174% (US0003M + 0.940%) due 07/08/2021 ~		690	691
1.174% due 07/08/2021 •		400	400
2.375% due 02/10/2023		400	411
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,600	1,692
3.750% due 07/21/2022		1,600	1,653
Kraft Heinz Foods Co. 1.015% (US0003M + 0.820%) due 08/10/2022 ~		300	301
Lennar Corp.
4.125% due 01/15/2022		700	712
4.750% due 11/15/2022		700	736
5.375% due 10/01/2022		200	213
Marriott International, Inc. 3.125% due 10/15/2021		1,000	1,007
MGM Resorts International 7.750% due 03/15/2022		1,000	1,055
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		1,000	1,047
NXP BV 3.875% due 09/01/2022		500	522
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~		3,600	3,563
Reliance Industries Ltd. 5.400% due 02/14/2022		400	416
Reynolds American, Inc. 4.450% due 06/12/2025		1,000	1,110
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		500	519
Saudi Arabian Oil Co. 1.250% due 11/24/2023		200	201
Sutter Health 1.321% due 08/15/2025		100	100
Syngenta Finance NV 3.933% due 04/23/2021		900	902
Valero Energy Corp. 1.334% (US0003M + 1.150%) due 09/15/2023 ~		1,400	1,405
VMware, Inc. 2.950% due 08/21/2022		200	206
Volkswagen Group of America Finance LLC 2.900% due 05/13/2022		750	770
VW Credit Canada, Inc.
2.650% due 06/27/2022 (d)	CAD	1,000	815

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

3.700% due 11/14/2022 (d)		3,000	2,499

			64,079

SPECIALTY FINANCE 0.7%
CIMIC Group Ltd. 0.000% due 07/09/2021 (c)(d)		$2,700	2,672
Lloyds Banking Group PLC 3.870% due 09/02/2021 (d)		400	401

			3,073

UTILITIES 3.0%
AT&T, Inc. 2.850% due 05/25/2024 (d)	CAD	500	416
Atmos Energy Corp.
0.565% (US0003M + 0.380%) due 03/09/2023 ~		$1,600	1,600
0.625% due 03/09/2023		800	800
Israel Electric Corp. Ltd. 6.875% due 06/21/2023		400	451
NextEra Energy Capital Holdings, Inc. 0.650% due 03/01/2023		1,000	1,003
Pacific Gas & Electric Co.
1.573% (US0003M + 1.375%) due 11/15/2021 ~		900	902
1.670% (US0003M + 1.480%) due 06/16/2022 ~		1,500	1,502
1.750% due 06/16/2022		2,800	2,804
3.400% due 08/15/2024		300	318
3.750% due 02/15/2024		400	426
3.850% due 11/15/2023		100	106
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021		500	501
Southern California Edison Co. 0.840% (SOFRRATE + 0.830%) due 04/01/2024 ~(a)		700	701
Sprint Corp.
7.250% due 09/15/2021		700	719
7.875% due 09/15/2023		200	229
Verizon Communications, Inc.
0.800% (SOFRRATE + 0.790%) due 03/20/2026 ~		1,000	1,007
1.230% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	1,000	768

			14,253

Total Corporate Bonds & Notes (Cost $177,635)			179,269

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2017 0.899% (US0001M + 0.780%) due 04/01/2047 ~		$1,300	1,301
Orange Unified School District, California Revenue Bonds, Series 2008 0.965% (US0001M + 0.850%) due 05/01/2043 ~(d)		1,000	1,000

			2,301

LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.498% (US0003M + 0.300%) due 02/15/2036 ~		370	350

Total Municipal Bonds & Notes (Cost $2,652)			2,651

U.S. GOVERNMENT AGENCIES 18.5%
Fannie Mae
0.178% due 12/25/2036 •		3	3
0.229% due 03/25/2034 •		2	2
0.259% due 08/25/2034 •		1	1
0.309% due 02/25/2037 •		31	31
0.459% due 05/25/2042 •		3	3
0.789% due 12/25/2037 •		25	26
0.875% due 12/18/2026		5,000	4,920
1.579% due 03/01/2044 - 07/01/2044 •		9	9
Federal Home Loan Bank
0.750% due 02/24/2026		3,800	3,757
0.830% due 02/10/2027		24,300	23,753
0.850% due 02/17/2027		4,500	4,402
0.900% due 02/26/2027		5,800	5,687
0.920% due 02/26/2027		4,000	3,927
0.960% due 03/05/2026		3,800	3,789
1.000% due 03/23/2026		1,100	1,098
1.020% due 02/24/2027		7,000	6,908
1.115% due 02/26/2027		4,300	4,262
Freddie Mac
0.556% due 09/15/2041 •		11	11
0.600% due 10/15/2025		5,000	4,942
0.750% due 06/23/2026		7,000	6,888
0.800% due 10/27/2026 - 10/28/2026		7,500	7,357

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

0.806% due 02/15/2038 •		19	20
1.459% due 10/25/2044 •		36	37
1.579% due 02/25/2045 •		38	38
1.659% due 07/25/2044 •		13	14
2.156% due 07/15/2035 •		800	811
2.500% due 10/25/2048		366	378
3.000% due 09/25/2045		664	667
Ginnie Mae
0.670% due 04/20/2062 •		135	136
0.720% due 10/20/2065 •		325	327
0.820% due 02/20/2062 •		119	120
0.920% due 01/20/2066 - 05/20/2066 •		450	457
0.970% due 11/20/2066 •		469	478
1.120% due 01/20/2066 - 03/20/2066 •		1,032	1,057
2.500% due 01/20/2049 - 10/20/2049		281	294
3.000% due 02/20/2032 •		2	3
Uniform Mortgage-Backed Security 4.000% due 01/01/2049 - 08/01/2049		100	107

Total U.S. Government Agencies (Cost $88,031)			86,720

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Notes
0.750% due 01/31/2028 (e)		5,900	5,658

Total U.S. Treasury Obligations (Cost $5,799)			5,658

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.8%
ACRES Commercial Realty Corp. 2.608% due 04/17/2037 •		1,759	1,763
AREIT Trust
1.086% due 11/14/2035 •		277	277
1.126% due 09/14/2036 •		1,000	1,004
2.726% due 04/15/2037 •		1,200	1,218
Atrium Hotel Portfolio Trust 1.056% due 06/15/2035 •		700	701
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	2,164	2,989
BAMLL Commercial Mortgage Securities Trust
1.156% due 04/15/2036 •		$400	399
1.306% due 03/15/2034 •		400	401
Bancorp Commercial Mortgage Trust 1.156% due 09/15/2036 •		336	337
Bear Stearns Adjustable Rate Mortgage Trust 2.772% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 3.033% due 09/25/2035 ^~		8	7
Brass PLC 0.894% due 11/16/2066 •		223	224
BX Commercial Mortgage Trust 0.806% due 01/15/2034 •		200	200
CD Mortgage Trust 5.648% due 10/15/2048		323	332
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ		255	256
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •		2	2
COLT Mortgage Loan Trust 1.255% due 09/25/2065 ~		722	726
Commercial Mortgage Trust 0.736% due 03/10/2046 •		24	24
Countrywide Home Loan Reperforming REMIC Trust 0.449% due 06/25/2035 •		5	5
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		2	2
3.214% due 06/25/2033 ~		4	4
Credit Suisse Mortgage Capital Certificates 3.482% due 08/26/2058 ~		429	429
Credit Suisse Mortgage Capital Trust
0.856% due 07/15/2032 •		1,000	997
3.007% due 10/27/2059 ~		649	656
3.322% due 10/25/2058 ~		172	173
Eurohome UK Mortgages PLC 0.230% due 06/15/2044 •	GBP	89	120
European Loan Conduit 1.000% due 02/17/2030 •	EUR	999	1,176
Finsbury Square PLC
1.030% due 09/12/2068 •	GBP	992	1,371
1.048% due 06/16/2069 •		663	917
1.059% due 12/16/2069 •		698	967
GCCFC Commercial Mortgage Trust 0.906% due 02/15/2038 •		$400	400
Gemgarto PLC 0.639% due 12/16/2067 •	GBP	900	1,243
GPMT Ltd. 1.010% due 11/21/2035 •		$63	63

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

GreenPoint Mortgage Funding Trust 0.549% due 06/25/2045 •		13	12
GS Mortgage Securities Trust 3.648% due 01/10/2047		285	296
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,700	2,747
GSR Mortgage Loan Trust 2.929% due 09/25/2035 ~		3	3
HarborView Mortgage Loan Trust 0.550% due 05/19/2035 •		15	15
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	735	1,017
Hawksmoor Mortgages 1.100% due 05/25/2053 •		3,676	5,087
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		$413	416
HPLY Trust 1.106% due 11/15/2036 •		325	326
Impac CMB Trust 0.749% due 03/25/2035 •		117	119
JP Morgan Chase Commercial Mortgage Securities Trust
1.106% due 06/15/2032 •		211	211
1.556% due 12/15/2031 •		471	467
2.410% due 06/15/2035 •		485	486
Lanark Master Issuer PLC 0.952% due 12/22/2069 •		567	568
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		172	173
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.546% due 12/15/2030 •		1	1
MF1 Ltd. 1.239% due 12/25/2034 •		575	578
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •		2,100	2,107
MFA Trust 1.381% due 04/25/2065 ~		1,252	1,264
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		1,432	1,441
2.750% due 08/25/2059 ~		743	770
Morgan Stanley Capital Trust 1.106% due 05/15/2036 •		800	791
MortgageIT Trust 0.749% due 02/25/2035 •		93	96
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,451	2,559
2.750% due 11/25/2059 ~		2,274	2,374
3.500% due 12/25/2057 ~		116	122
4.500% due 05/25/2058 ~		244	264
Nomura Resecuritization Trust 0.604% due 12/26/2036 •		84	83
Permanent Master Issuer PLC 0.791% due 07/15/2058 •		400	401
PFP Ltd.
1.076% due 04/14/2036 •		984	987
1.156% due 04/14/2037 •		2,098	2,106
Polaris RMBS 1.299% due 04/27/2057 •	GBP	590	817
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 «þ		$200	200
Residential Mortgage Securities PLC
1.284% due 09/20/2065 •	GBP	217	299
1.299% due 06/20/2070 •		641	892
RESIMAC Premier 0.842% due 07/10/2052 •		$500	500
Ripon Mortgages PLC 0.860% due 08/20/2056 •	GBP	3,543	4,893
RMAC PLC 0.780% due 06/12/2046 •		351	483
Sequoia Mortgage Trust 0.836% due 02/20/2034 •		$152	140
Silverstone Master Issuer PLC
0.794% due 01/21/2070 •		127	127
0.801% due 01/21/2070 •	GBP	462	643
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •		500	689
Structured Asset Mortgage Investments Trust
0.569% due 05/25/2045 •		$19	19
0.610% due 07/19/2035 •		2	2
0.770% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
0.951% due 07/20/2045 •	GBP	1,505	2,081
1.250% due 02/20/2054 •		521	721
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •		754	1,046
Tower Bridge Funding PLC 1.284% due 12/20/2061 •		688	950

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

Trinity Square PLC 1.178% due 07/15/2051 •		231	319
WaMu Mortgage Pass-Through Certificates Trust
1.259% due 02/25/2046 •		$9	9
1.259% due 08/25/2046 •		10	10
1.459% due 11/25/2042 •		4	4
1.659% due 06/25/2042 •		1	1
Wells Fargo Commercial Mortgage Trust
0.956% due 12/13/2031 •		500	492
4.218% due 07/15/2046 ~		400	427
Wells Fargo-RBS Commercial Mortgage Trust
0.898% due 12/15/2045 •		622	623
1.308% due 06/15/2045 •		1,103	1,101

Total Non-Agency Mortgage-Backed Securities (Cost $62,125)			64,760

ASSET-BACKED SECURITIES 16.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		1,866	1,878
ACE Securities Corp. Home Equity Loan Trust 0.889% due 04/25/2034 •		353	348
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023		345	346
Arbor Realty Commercial Real Estate Notes Ltd. 1.256% due 05/15/2037 •		400	400
Arkansas Student Loan Authority 1.088% due 11/25/2043 •		55	56
Bain Capital Euro DAC 0.000% due 01/20/2032 «•(a)	EUR	1,200	1,408
Bear Stearns Second Lien Trust 1.459% due 01/25/2036 •		$289	289
Cathedral Lake CLO Ltd. 1.049% due 07/15/2029 «•(a)		700	700
Chesapeake Funding LLC
0.870% due 08/16/2032		853	857
1.910% due 08/15/2029		16	16
3.230% due 08/15/2030		368	373
CLNC FL1 Ltd. 1.360% due 08/20/2035 •		1,200	1,200
Commonbond Student Loan Trust 2.550% due 05/25/2041		91	93
Countrywide Asset-Backed Certificates
0.849% due 05/25/2032 •		1	1
1.609% due 10/25/2034 •		829	836
Credit Suisse First Boston Mortgage Securities Corp. 0.849% due 08/25/2032 •		2	2
Dell Equipment Finance Trust 2.260% due 06/22/2022		732	738
Dorchester Park CLO DAC 1.124% due 04/20/2028 •		376	376
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	400	469
ECMC Group Student Loan Trust
0.859% due 02/27/2068 •		$449	450
1.109% due 07/25/2069 •		401	407
Edsouth Indenture LLC 0.839% due 04/25/2039 •		50	50
EFS Volunteer LLC 1.068% due 10/25/2035 •		214	215
Enterprise Fleet Financing LLC 3.140% due 02/20/2024		104	105
Evans Grove CLO Ltd. 1.111% due 05/28/2028 •		1,181	1,182
Figueroa CLO Ltd. 1.141% due 01/15/2027 •		63	63
Finance America Mortgage Loan Trust 0.934% due 08/25/2034 •		198	197
FirstKey Homes Trust 1.266% due 10/19/2037		1,896	1,880
Flagship Credit Auto Trust 2.830% due 10/16/2023		132	133
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	1,140	919
Ford Credit Floorplan Master Owner Trust 0.706% due 09/15/2024 •		$700	705
Fremont Home Loan Trust 0.844% due 01/25/2035 •		316	314
Gallatin CLO Ltd.
1.274% due 01/21/2028 •		1,070	1,071
1.541% (US0003M + 1.050%) due 07/15/2027 ~		1,150	1,150
Golden Credit Card Trust 0.426% due 05/15/2023 •		500	500
GoldentTree Loan Management U.S. CLO Ltd. 1.174% due 04/20/2029 •		1,000	1,000
Greystone Commercial Real Estate Notes Ltd. 1.286% due 09/15/2037 •		500	501

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	500	588
HERA Commercial Mortgage Ltd. 1.170% due 02/18/2038 •		$200	200
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		150	150
KKR CLO Ltd. 1.145% due 07/15/2030 •(a)		1,200	1,200
LCM LP 1.264% due 10/20/2027 •		1,775	1,776
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		318	322
LoanCore Issuer Ltd. 1.236% due 05/15/2036 •		900	900
Long Beach Mortgage Loan Trust 1.084% due 04/25/2035 •		911	914
LP Credit Card ABS Master Trust 1.680% due 08/20/2024 •		612	637
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	2,100	2,470
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		300	352
Marlette Funding Trust
3.130% due 07/16/2029		$334	337
3.710% due 12/15/2028		13	13
Master Credit Card Trust 0.601% due 07/21/2024 •		500	503
MASTR Asset-Backed Securities Trust
0.209% due 11/25/2036 •		2	1
0.809% due 09/25/2034 •		188	184
MidOcean Credit CLO 1.243% due 02/20/2031 •(a)		900	900
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		285	289
Morgan Stanley ABS Capital, Inc. Trust 1.009% due 05/25/2034 •		367	365
Mountain View CLO LLC 1.313% due 10/16/2029 •		800	800
Mountain View CLO Ltd. 1.041% due 10/15/2026 •		210	210
Navient Private Education Loan Trust
1.106% due 04/15/2069 •		2,332	2,343
2.650% due 12/15/2028		61	63
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		564	566
1.310% due 01/15/2069		1,712	1,725
1.690% due 05/15/2069		3,908	3,962
Nelnet Student Loan Trust
0.809% due 09/27/2038 •		1,741	1,737
0.909% due 08/25/2067 •		1,061	1,059
1.009% due 06/27/2067 •		399	401
Northstar Education Finance, Inc. 0.809% due 12/26/2031 •		27	27
NovaStar Mortgage Funding Trust 0.769% due 01/25/2036 •		312	311
Oaktree CLO 1.484% due 05/13/2029 •		2,823	2,827
OneMain Financial Issuance Trust 2.370% due 09/14/2032		44	44
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •		324	324
Palmer Square Loan Funding Ltd. 1.118% due 10/24/2027 •		630	630
Penarth Master Issuer PLC 0.648% due 07/18/2023 •		1,200	1,201
PFS Financing Corp.
0.656% due 04/15/2024 •		1,000	1,002
0.930% due 08/15/2024		500	503
2.230% due 10/15/2024		500	513
Renaissance Home Equity Loan Trust
0.829% due 11/25/2034 •		4	4
0.989% due 08/25/2033 •		3	3
Shackleton CLO Ltd. 1.354% due 10/20/2028 •		1,997	1,996
SLC Student Loan Trust
0.254% due 05/15/2029 •		563	560
0.294% due 03/15/2027 •		496	494
SLM Student Loan Trust
0.559% due 06/25/2043 •		681	675
0.654% due 12/15/2027 •		173	173
1.718% due 04/25/2023 •		552	556
SMB Private Education Loan Trust
0.409% due 09/15/2054 •		489	489
0.959% due 09/15/2054 •		2,400	2,436
1.556% due 02/17/2032 •		90	91
1.600% due 09/15/2054		600	604

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

SoFi Consumer Loan Program LLC 2.500% due 05/26/2026		7	7
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028		193	195
3.010% due 04/25/2028		73	73
3.240% due 02/25/2028		63	63
SoFi Professional Loan Program LLC 2.720% due 10/27/2036		72	73
Sound Point CLO Ltd. 1.161% due 01/23/2029 •		1,500	1,499
Springleaf Funding Trust 2.680% due 07/15/2030		265	266
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		203	204
Towd Point Mortgage Trust
1.109% due 05/25/2058 •		496	501
1.109% due 10/25/2059 •		522	527
1.636% due 04/25/2060 ~		4,101	4,136
2.710% due 01/25/2060 ~		1,475	1,524
3.750% due 05/25/2058 ~		728	767
TPG Real Estate Finance Ltd. 1.258% due 10/15/2034 •		1,300	1,300
Upstart Securitization Trust
2.684% due 01/21/2030		167	168
2.897% due 09/20/2029		94	95
Utah State Board of Regents 0.868% due 01/25/2057 •		1,190	1,194
Venture CLO Ltd.
1.121% due 04/15/2027 •		1,483	1,485
1.166% due 09/07/2030 •		2,500	2,500
1.324% due 01/20/2029 •		700	701

Total Asset-Backed Securities (Cost $78,555)			78,936

SOVEREIGN ISSUES 1.8%
Export-Import Bank of India
1.182% (US0003M + 1.000%) due 08/21/2022 ~		1,200	1,202
1.213% (US0003M + 1.020%) due 03/28/2022 ~(d)		1,000	1,004
Israel Government International Bond
0.750% due 07/31/2022	ILS	3,600	1,087
5.500% due 01/31/2022		10,400	3,253
Qatar Government International Bond 2.375% due 06/02/2021		$1,000	1,004
Saudi Government International Bond 2.375% due 10/26/2021		1,000	1,011

Total Sovereign Issues (Cost $8,634)			8,561

SHORT-TERM INSTRUMENTS 1.0%
ISRAEL TREASURY BILLS 1.0%
(0.026)% due 05/05/2021 - 02/02/2022 (b)(c)	ILS	15,400	4,608

Total Short-Term Instruments (Cost $4,713)			4,608

Total Investments in Securities (Cost $428,144)			431,163

		SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short Asset Portfolio		4,489,323	45,046
PIMCO Short-Term Floating NAV Portfolio III		92,401	911

Total Short-Term Instruments (Cost $45,948)			45,957

Total Investments in Affiliates (Cost $45,948)			45,957

Total Investments 101.9% (Cost $474,092)			$477,120
Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $(172))			1,107
Other Assets and Liabilities, net (2.1)%			(10,030)

Net Assets 100.0%			$468,197

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.	2.850%	05/25/2024	10/05/2020	$395	$416	0.09%
CIMIC Group Ltd.	0.000	07/09/2021	02/23/2021	2,674	2,672	0.57
Export-Import Bank of India	1.213	03/28/2022	12/19/2019	996	1,004	0.22
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	400	401	0.09
Orange Unified School District, California Revenue Bonds, Series 2008	0.965	05/01/2043	11/27/2019	997	1,000	0.21
VW Credit Canada, Inc.	2.650	06/27/2022	10/05/2020	770	815	0.17
VW Credit Canada, Inc.	3.700	11/14/2022	10/13/2020-12/14/2020	2,435	2,499	0.53
Wells Fargo & Co.	2.094	04/25/2022	10/06/2020	152	162	0.04

				$8,819	$8,969	1.92%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

GRE	0.070%	03/26/2021	04/09/2021		$(5,694)	$(5,694)

Total Reverse Repurchase Agreements						$(5,694)

(e)					Securities with an aggregate market value of $5,658 have been pledged as collateral under the terms of master agreements as of March 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(9,869) at a weighted average interest rate of 0.077%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance December Futures	12/2022	48	$9,452	$(35)	$0	$(4)
3-Month Canada Bankers' Acceptance March Futures	03/2023	383	75,274	(405)	0	(34)
U.S. Treasury 2-Year Note June Futures	06/2021	212	46,794	(21)	0	(10)

				$(461)	$0	$(48)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	1,012	$(124,879)	$1,262	$166	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2021	182	(26,151)	583	62	0

$1,845	$228	$0

Total Futures Contracts	$1,384	$228	$(48)

SWAP AGREEMENTS:
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$0	$(7)	$(7)	$2	$0
3-Month USD-LIBOR(1)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	0	(5)	(5)	1	0

Total Swap Agreements	$0	$(12)	$(12)	$3	$0

Cash of $2,008 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2021	GBP	20,596	$29,159	$765	$0
05/2021	ILS	300	91	1	0
BPS	04/2021	$503	GBP	362	0	(4)
CBK	05/2021	149	MXN	3,255	10	0
11/2021	ILS	7,201	$2,214	51	0
01/2022	1,900	582	10	0
02/2022	7,902	2,422	45	0
GLM	01/2022	7,388	2,272	50	0
HUS	04/2021	EUR	272	324	5	0
04/2021	GBP	294	408	3	0
04/2021	$353	EUR	300	0	(2)
05/2021	MXN	3,255	$157	0	(1)
10/2021	$155	MXN	3,255	1	0
01/2022	ILS	1,689	$519	11	0
JPM	08/2022	3,643	1,126	27	0
MYI	04/2021	AUD	2,033	1,585	41	0
05/2021	506	386	1	0
SCX	04/2021	EUR	4,276	5,194	180	0
04/2021	$28,242	GBP	20,528	59	0
05/2021	EUR	4,276	$5,029	11	0
05/2021	GBP	20,528	28,244	0	(58)
TOR	04/2021	CAD	7,510	5,933	0	(44)
04/2021	$5,975	CAD	7,510	1	0
05/2021	CAD	7,510	$5,976	0	(1)

Total Forward Foreign Currency Contracts	$1,272	$(110)

WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	500	$(2)	$(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.547	05/06/2021	800	(5)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	1,600	(8)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.250	05/06/2021	800	(3)	(4)
GSC	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.758	06/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.250	04/07/2021	400	(2)	(10)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	102.117	05/06/2021	700	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	2,200	(13)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.512	06/07/2021	900	(5)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.586	06/07/2021	1,300	(8)	(9)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.742	06/07/2021	500	(2)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	300	(1)	(1)
	Put - OTC Ginnie Mae, TBA 2.000% due 05/01/2051	100.047	05/13/2021	900	(5)	(6)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	400	(1)	(3)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.125	04/14/2021	600	(2)	(6)
	Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	1,200	(3)	(14)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.875	04/07/2021	400	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.078	04/07/2021	400	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	300	(1)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.875	04/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.078	04/07/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	600	(2)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	300	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.391	05/06/2021	400	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.430	05/06/2021	800	(5)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.891	05/06/2021	400	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	800	(4)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	300	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.750	05/06/2021	2,000	(14)	(27)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.391	05/06/2021	400	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.438	05/06/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.891	05/06/2021	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.914	05/06/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	102.250	05/06/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	1,000	(6)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	1,000	(5)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	1,000	(4)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.391	06/07/2021	300	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	103.391	06/07/2021	300	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	103.984	05/06/2021	100	0	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.914	06/07/2021	300	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	98.953	04/07/2021	1,000	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.609	04/07/2021	600	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	99.828	04/07/2021	500	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	100.953	04/07/2021	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.609	04/07/2021	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.828	04/07/2021	700	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.859	04/07/2021	700	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.000	04/07/2021	400	(1)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.688	05/06/2021	1,300	(5)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.391	05/06/2021	500	(3)	(2)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.453	05/06/2021	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	99.375	06/07/2021	600	(5)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.047	06/07/2021	2,000	(11)	(13)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.375	06/07/2021	600	(4)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2051	104.180	05/06/2021	200	(1)	(1)

Total Written Options	$(172)	$(238)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$97,864	$0	$97,864
Industrials	0	64,079	0	64,079
Specialty Finance	0	3,073	0	3,073
Utilities	0	14,253	0	14,253
Municipal Bonds & Notes
California	0	2,301	0	2,301
Louisiana	0	350	0	350
U.S. Government Agencies	0	86,720	0	86,720
U.S. Treasury Obligations	0	5,658	0	5,658
Non-Agency Mortgage-Backed Securities	0	64,560	200	64,760
Asset-Backed Securities	0	76,828	2,108	78,936
Sovereign Issues	0	8,561	0	8,561
Short-Term Instruments
Israel Treasury Bills	0	4,608	0	4,608

$0	$428,855	$2,308	$431,163
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,957	$0	$0	$45,957

Total Investments	$45,957	$428,855	$2,308	$477,120

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	228	3	0	231
Over the counter	0	1,272	0	1,272

$228	$1,275	$0	$1,503
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(48)	0	0	(48)
Over the counter	0	(348)	0	(348)

$(48)	$(348)	$0	$(396)

Total Financial Derivative Instruments	$180	$927	$0	$1,107

Totals	$46,137	$429,782	$2,308	$478,227

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$45,037	$0	$0	$9	$45,046	$37	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$59,225	$167,033	$(225,350)	$12	$(9)	$911	$33	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GRE	NatWest Markets Securities Inc.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	US0001M	ICE 1-Month USD LIBOR	US0003M	ICE 3-Month USD LIBOR
SOFRRATE	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.6% ¤
CORPORATE BONDS & NOTES 33.8%
BANKING & FINANCE 17.4%
AerCap Ireland Capital DAC 3.500% due 05/26/2022		$955	$982
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		9,800	8,924
4.300% due 01/15/2026		11,199	12,519
4.500% due 07/30/2029		4,500	5,181
Ambac LSNI LLC 6.000% due 02/12/2023 •		1,295	1,300
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,757
American Tower Corp.
2.750% due 01/15/2027		13,400	14,002
3.000% due 06/15/2023		1,400	1,474
3.375% due 05/15/2024		5,000	5,364
Aviation Capital Group LLC 4.125% due 08/01/2025		14,600	15,576
Bank of America Corp. 1.197% due 10/24/2026 •		16,700	16,491
Banque Federative du Credit Mutuel S.A. 1.184% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,631
Barclays Bank PLC
7.625% due 11/21/2022 (h)		683	750
10.179% due 06/12/2021		5,700	5,798
Barclays PLC
1.624% (US0003M + 1.430%) due 02/15/2023 ~		1,000	1,008
1.850% (US0003M + 1.625%) due 01/10/2023 ~		21,700	21,891
3.650% due 03/16/2025		500	538
3.684% due 01/10/2023		2,700	2,762
4.610% due 02/15/2023 •		17,900	18,497
7.875% due 03/15/2022 •(g)(h)		1,100	1,158
BBVA USA 2.500% due 08/27/2024		13,300	13,994
BNP Paribas S.A.
4.625% due 02/25/2031 •(g)(h)		1,900	1,893
4.705% due 01/10/2025 •		14,400	15,844
Boston Properties LP 4.500% due 12/01/2028		13,908	15,772
Brixmor Operating Partnership LP 1.255% (US0003M + 1.050%) due 02/01/2022 ~		4,400	4,410
Cantor Fitzgerald LP 6.500% due 06/17/2022		8,200	8,748
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	5,127
Citigroup, Inc.
1.214% (US0003M + 1.023%) due 06/01/2024 ~		16,500	16,717
2.572% due 06/03/2031 •(i)		9,500	9,500
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		17,000	16,620
6.625% due 06/29/2021 •(g)(h)	EUR	2,200	2,620
Credit Agricole S.A. 1.907% due 06/16/2026 •		$11,300	11,464
Credit Suisse AG 6.500% due 08/08/2023 (h)		3,800	4,194
Credit Suisse Group AG
2.593% due 09/11/2025 •		15,200	15,770
6.250% due 12/18/2024 •(g)(h)		400	427
7.500% due 12/11/2023 •(g)(h)		1,800	1,954
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,000	11,010
3.800% due 09/15/2022		3,800	3,959
Deutsche Bank AG
3.300% due 11/16/2022		17,000	17,664
3.547% due 09/18/2031 •		5,000	5,169
3.950% due 02/27/2023		15,415	16,290
3.961% due 11/26/2025 •		25,200	27,309
4.250% due 10/14/2021		11,700	11,919
5.000% due 02/14/2022		9,700	10,044
EPR Properties 3.750% due 08/15/2029		4,300	4,100

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Equinix, Inc. 0.250% due 03/15/2027	EUR	9,600	11,212
ERP Operating LP
2.500% due 02/15/2030		$500	502
3.000% due 07/01/2029		1,500	1,563
3.500% due 03/01/2028		1,000	1,082
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	1,800	2,207
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,976
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	7,139
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	600	703
0.000% due 12/01/2021 •		4,995	5,843
1.104% (US0003M + 0.880%) due 10/12/2021 ~		$8,750	8,709
1.429% (US0003M + 1.235%) due 02/15/2023 ~		13,500	13,371
3.250% due 09/15/2025	EUR	4,900	6,121
3.375% due 11/13/2025		$5,900	6,008
3.377% (US0003M + 3.140%) due 01/07/2022 ~		12,900	13,055
4.535% due 03/06/2025	GBP	1,600	2,357
5.125% due 06/16/2025		$7,700	8,326
5.584% due 03/18/2024		9,200	9,942
5.596% due 01/07/2022		8,100	8,342
GE Capital Funding LLC 4.400% due 05/15/2030		19,000	21,527
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		4,800	5,501
General Motors Financial Co., Inc.
1.075% (US0003M + 0.850%) due 04/09/2021 ~		10,000	10,001
1.293% (US0003M + 1.100%) due 11/06/2021 ~		700	703
1.509% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,820
GLP Capital LP
5.250% due 06/01/2025		3,200	3,595
5.750% due 06/01/2028		7,900	9,136
Goldman Sachs Group, Inc.
1.364% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,515
3.500% due 01/23/2025		3,500	3,780
3.750% due 05/22/2025		11,697	12,776
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	11,910
GSPA Monetization Trust 6.422% due 10/09/2029		6,083	6,595
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		15,600	15,663
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,900
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	1,700	2,176
ING Groep NV
4.625% due 01/06/2026		$4,700	5,332
6.875% due 04/16/2022 •(g)(h)		200	209
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		11,200	10,778
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		19,000	19,220
Kilroy Realty LP 3.050% due 02/15/2030		2,200	2,217
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,630
Lloyds Bank PLC 7.500% due 04/02/2032 þ		15,000	11,529
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,734
7.625% due 06/27/2023 •(g)(h)	GBP	5,200	7,827
Mid-America Apartments LP 2.750% due 03/15/2030		$5,000	5,056
Mitsubishi UFJ Financial Group, Inc.
0.928% (US0003M + 0.740%) due 03/02/2023 ~		12,800	12,910
1.412% due 07/17/2025		6,600	6,600
Mizuho Financial Group, Inc.
1.214% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,414
2.201% due 07/10/2031 •		1,700	1,644
2.226% due 05/25/2026 •		12,600	12,971
Morgan Stanley 3.625% due 01/20/2027		2,270	2,493
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	2,101
Nationwide Building Society 3.960% due 07/18/2030 •		$11,500	12,563
Natwest Group PLC
3.073% due 05/22/2028 •		2,600	2,709
4.519% due 06/25/2024 •		2,200	2,376
8.625% due 08/15/2021 •(g)(h)		10,200	10,465
Nissan Motor Acceptance Corp.
0.817% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,100

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

1.115% (US0003M + 0.890%) due 01/13/2022 ~		2,800	2,808
2.600% due 09/28/2022		10,300	10,554
3.875% due 09/21/2023		7,800	8,322
Nomura Holdings, Inc. 2.679% due 07/16/2030		9,400	9,245
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		13,600	13,512
OneMain Finance Corp. 6.125% due 05/15/2022		18,400	19,320
Oversea-Chinese Banking Corp. Ltd. 0.648% (US0003M + 0.450%) due 05/17/2021 ~		11,600	11,638
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,800	3,970
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,474
Piper Jaffray Cos. 5.200% due 10/15/2023		11,300	11,343
Prologis LP 3.875% due 09/15/2028		2,600	2,895
Public Storage 3.094% due 09/15/2027		12,000	13,014
QNB Finance Ltd. 1.793% (US0003M + 1.570%) due 07/18/2021 ~		16,800	16,862
Realty Income Corp.
3.000% due 01/15/2027		7,300	7,760
3.250% due 06/15/2029		900	954
3.250% due 01/15/2031		4,000	4,229
Regency Centers LP 2.950% due 09/15/2029		600	611
Sabra Health Care LP 4.800% due 06/01/2024		1,500	1,634
Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	12,765
Scentre Group Trust 3.625% due 01/28/2026		15,900	17,187
Service Properties Trust
4.500% due 06/15/2023		4,500	4,580
4.950% due 02/15/2027		13,100	12,985
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,546
Societe Generale S.A.
4.250% due 09/14/2023		16,300	17,621
6.750% due 04/07/2021 •(g)(h)	EUR	700	821
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,600
Standard Chartered PLC 3.785% due 05/21/2025 •		$11,000	11,847
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		6,500	6,510
Synchrony Bank 3.650% due 05/24/2021		17,500	17,538
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,876
UBS Group AG
4.125% due 04/15/2026		10,300	11,509
5.750% due 02/19/2022 •(g)(h)	EUR	2,300	2,808
7.000% due 02/19/2025 •(g)(h)		$300	343
7.125% due 08/10/2021 •(g)(h)		5,200	5,305
UniCredit SpA
2.569% due 09/22/2026 •		13,300	13,364
6.572% due 01/14/2022		14,550	15,170
7.830% due 12/04/2023		18,700	21,807
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,426
VEREIT Operating Partnership LP 4.625% due 11/01/2025		9,600	10,843
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	2,500	2,944
Wells Fargo & Co. 1.741% due 05/04/2030 •		16,600	21,105
Welltower, Inc. 3.100% due 01/15/2030		$7,000	7,205

			1,153,905

INDUSTRIALS 12.9%
AbbVie, Inc.
2.600% due 11/21/2024		2,100	2,218
2.950% due 11/21/2026		6,200	6,606
Activision Blizzard, Inc. 2.500% due 09/15/2050		5,000	4,204
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		14,660	16,090
Amdocs Ltd. 2.538% due 06/15/2030		9,000	8,863

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

American Airlines Pass-Through Trust
3.000% due 04/15/2030	6,739	6,813
3.250% due 04/15/2030	3,451	3,330
3.500% due 08/15/2033	6,526	6,130
American Airlines, Inc. 5.500% due 04/20/2026	7,800	8,127
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050	16,100	18,298
Arrow Electronics, Inc. 3.500% due 04/01/2022	1,700	1,740
Bacardi Ltd. 4.450% due 05/15/2025	12,600	14,020
BAE Systems PLC 1.900% due 02/15/2031	5,300	4,980
Bayer U.S. Finance LLC
1.194% (US0003M + 1.010%) due 12/15/2023 ~	7,700	7,807
4.250% due 12/15/2025	13,200	14,702
Boeing Co.
1.433% due 02/04/2024	13,600	13,774
2.750% due 02/01/2026	19,900	20,498
Broadcom Corp. 3.875% due 01/15/2027	1,703	1,850
Broadcom, Inc.
2.600% due 02/15/2033	16,900	15,759
3.459% due 09/15/2026	17,198	18,466
3.469% due 04/15/2034	1,897	1,913
4.110% due 09/15/2028	18,057	19,772
5.000% due 04/15/2030	2,800	3,195
Centene Corp. 5.375% due 06/01/2026	5,000	5,235
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023	2,600	2,748
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021	6,700	6,750
2.362% due 05/28/2021	800	802
Charter Communications Operating LLC
1.855% (US0003M + 1.650%) due 02/01/2024 ~	4,800	4,933
4.464% due 07/23/2022	1,950	2,034
Chevron Corp. 2.236% due 05/11/2030	15,800	15,733
Cigna Corp. 3.050% due 11/30/2022	1,550	1,610
CVS Health Corp. 4.300% due 03/25/2028	12,013	13,650
Daimler Finance North America LLC
0.750% due 03/01/2024	6,000	5,974
1.032% (US0003M + 0.840%) due 05/04/2023 ~	11,900	12,034
3.700% due 05/04/2023	16,900	17,928
Dell International LLC
5.450% due 06/15/2023	12,600	13,775
5.850% due 07/15/2025	15,150	17,675
Duke University 2.682% due 10/01/2044	18,900	18,476
Emory University 2.143% due 09/01/2030	12,700	12,573
Enbridge, Inc. 0.689% (US0003M + 0.500%) due 02/18/2022 ~	16,000	16,047
Entergy Louisiana LLC 2.350% due 06/15/2032	15,500	15,291
ERAC USA Finance LLC 4.500% due 08/16/2021	3,400	3,451
Expedia Group, Inc. 3.250% due 02/15/2030	15,900	16,020
GATX Corp. 4.850% due 06/01/2021	4,500	4,531
General Electric Co. 0.575% (US0003M + 0.380%) due 05/05/2026 ~	4,000	3,898
General Motors Co.
6.125% due 10/01/2025 (i)	19,900	23,424
6.800% due 10/01/2027 (i)	3,700	4,594
Glencore Finance Canada Ltd. 4.950% due 11/15/2021	5,400	5,552
Global Payments, Inc. 1.200% due 03/01/2026	16,000	15,762
Gray Oak Pipeline LLC 3.450% due 10/15/2027	13,300	13,746
Hyatt Hotels Corp. 3.191% (US0003M + 3.000%) due 09/01/2022 ~	6,000	6,047
Hyundai Capital America 0.800% due 04/03/2023 (b)	16,500	16,474
IHS Markit Ltd.
4.250% due 05/01/2029	1,390	1,568
5.000% due 11/01/2022	3,900	4,114
Imperial Brands Finance PLC
3.125% due 07/26/2024	16,000	16,922
3.875% due 07/26/2029	8,000	8,536

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Japan Tobacco, Inc. 2.000% due 04/13/2021		1,500	1,500
Marathon Oil Corp. 2.800% due 11/01/2022		2,948	3,025
Marriott International, Inc. 4.150% due 12/01/2023		16,800	18,079
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		1,400	1,442
Microchip Technology, Inc. 3.922% due 06/01/2021		10,105	10,164
Micron Technology, Inc. 4.640% due 02/06/2024		3,200	3,526
MPLX LP 4.000% due 03/15/2028		6,900	7,625
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	18,227
Nutrition & Biosciences, Inc. 1.832% due 10/15/2027		15,900	15,561
NXP BV
3.875% due 06/18/2026		12,100	13,337
4.875% due 03/01/2024		6,700	7,450
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	2,691
Occidental Petroleum Corp. 1.644% (US0003M + 1.450%) due 08/15/2022 ~		8,250	8,166
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/26/2021 (e)(g)		5,001	34
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	11,400	13,516
Royalty Pharma PLC 1.200% due 09/02/2025		$3,000	2,941
Ryder System, Inc. 2.875% due 06/01/2022		11,700	11,994
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	3,076
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		175	177
4.738% due 09/20/2029		13,800	14,819
5.152% due 09/20/2029		10,700	12,225
Sutter Health 3.161% due 08/15/2040		13,100	13,079
Syngenta Finance NV 3.933% due 04/23/2021		12,100	12,122
Sysco Corp. 5.650% due 04/01/2025		5,000	5,819
T-Mobile USA, Inc. 2.050% due 02/15/2028		13,000	12,763
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	2,290	2,640
4.500% due 03/01/2025		11,400	14,082
United Airlines Pass-Through Trust 3.100% due 01/07/2030		$815	836
Utah Acquisition Sub, Inc. 3.150% due 06/15/2021		5,000	5,016
VMware, Inc. 2.950% due 08/21/2022		2,333	2,407
Volkswagen Group of America Finance LLC
1.051% (US0003M + 0.860%) due 09/24/2021 ~		5,575	5,595
3.200% due 09/26/2026		16,700	17,949
4.750% due 11/13/2028		16,100	18,671
Walt Disney Co. 2.650% due 01/13/2031		13,000	13,287
Wynn Las Vegas LLC 5.500% due 03/01/2025		18,000	19,039

			859,942

SPECIALTY FINANCE 0.0%
Lloyds Banking Group PLC 3.870% due 09/02/2021 (i)		1,400	1,403

UTILITIES 3.5%
AEP Texas, Inc. 2.400% due 10/01/2022		2,200	2,260
AES Corp. 3.950% due 07/15/2030		6,400	6,854
Alabama Power Co. 1.450% due 09/15/2030		4,800	4,426
AT&T, Inc.
3.300% due 02/01/2052		9,900	8,933
4.500% due 05/15/2035		15,550	17,566
British Telecommunications PLC 4.500% due 12/04/2023		400	438
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,600	6,098

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Edison International 3.125% due 11/15/2022	5,000	5,170
EDP Finance BV 1.710% due 01/24/2028	13,300	12,841
Enel Finance International NV
2.875% due 05/25/2022	10,120	10,381
4.250% due 09/14/2023	17,500	18,952
Evergy, Inc. 2.450% due 09/15/2024	17,000	17,810
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	2,278
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	18,605
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	500	495
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	9,251	3,678
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	524	515
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	4,646	918
Pacific Gas & Electric Co.
1.573% (US0003M + 1.375%) due 11/15/2021 ~	15,200	15,230
1.750% due 06/16/2022	12,800	12,820
2.500% due 02/01/2031	2,790	2,635
2.950% due 03/01/2026	1,900	1,960
3.150% due 01/01/2026	2,400	2,502
3.300% due 03/15/2027	3,100	3,236
3.300% due 12/01/2027	200	209
3.300% due 08/01/2040	4,300	3,906
3.400% due 08/15/2024	5,800	6,149
3.500% due 06/15/2025	3,300	3,502
4.250% due 08/01/2023	1,000	1,067
4.250% due 03/15/2046	1,500	1,441
4.550% due 07/01/2030	8,700	9,443
4.650% due 08/01/2028	2,000	2,205
4.750% due 02/15/2044	1,900	1,950
Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,748
Verizon Communications, Inc. 3.376% due 02/15/2025	18,544	20,125
VTR Comunicaciones SpA 5.125% due 01/15/2028	898	940
WEC Energy Group, Inc. 1.375% due 10/15/2027	5,000	4,836

		234,122

Total Corporate Bonds & Notes (Cost $2,178,083)		2,249,372

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	6,204

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	3,000	3,013

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,517
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	5,142
3.007% due 01/01/2033	2,000	2,060

		8,719

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	825	837

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,916
1.115% due 03/15/2025	2,500	2,502

		6,418

TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,446

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,455	2,466

		4,912

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	7,205

Total Municipal Bonds & Notes (Cost $36,813)		37,308

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.178% due 12/25/2036 - 07/25/2037 •	405	399
0.359% due 05/25/2037 •	28	28
0.433% due 06/25/2055 •	1,885	1,880
0.459% due 03/25/2044 •	334	336
0.519% due 09/25/2035 •	215	217
1.575% due 04/01/2035 •	491	494
1.579% due 06/01/2043 - 07/01/2044 •	477	490
1.779% due 09/01/2040 •	2	2
2.096% due 08/01/2035 •	157	159
2.193% due 08/25/2055 ~(a)	8,407	441
2.251% due 01/25/2031 ~(a)	15,400	2,247
2.310% due 08/01/2022	4,357	4,429
2.314% due 05/25/2035 ~	50	52
2.340% due 09/01/2035 •	16	16
2.378% due 09/01/2039 •	14	14
2.537% due 08/01/2035 •	19	19
2.581% due 05/01/2038 •	4,631	4,900
2.670% due 08/01/2022	669	683
3.575% due 10/01/2032 •	85	89
4.020% due 11/01/2035 •	12	13
4.060% due 12/01/2036 •	80	84
4.930% due 09/01/2034 •	36	38
5.000% due 04/25/2033	288	328
7.000% due 04/25/2023 - 06/01/2032	84	91
Freddie Mac
0.473% due 08/15/2040 - 10/15/2040 •	13,007	13,060
0.556% due 11/15/2030 •	1	1
0.606% due 09/15/2030 •	3	3
0.826% due 05/15/2037 •	334	341
1.216% due 08/25/2022 ~(a)	47,777	684
1.579% due 02/25/2045 •	90	90
3.500% due 03/01/2048	3,325	3,528
4.000% due 04/01/2029 - 01/01/2041	1,692	1,864
4.500% due 03/01/2029 - 04/01/2029	1,008	1,098
5.500% due 10/01/2034 - 07/01/2038	1,112	1,306
6.000% due 02/01/2033 - 05/01/2040	2,150	2,565
6.500% due 04/15/2029 - 10/01/2037	19	21
7.000% due 06/15/2023	42	44
7.500% due 07/15/2030 - 03/01/2032	24	28
8.500% due 08/01/2024	1	1
Ginnie Mae
0.415% due 10/20/2043 •	6,638	6,626
0.570% due 08/20/2066 •	109	109
0.720% due 07/20/2065 - 08/20/2065 •	21,485	21,696
0.770% due 07/20/2063 •	197	197
0.890% due 10/20/2066 •	9,043	9,194
0.920% due 06/20/2066 •	4,994	5,081
0.950% due 08/20/2066 •	13,573	13,830
1.120% due 01/20/2066 •	3,599	3,686
1.586% due 06/20/2067 •	517	525
1.904% due 04/20/2067 •	10,303	10,455
2.125% due 10/20/2029 - 11/20/2029 •	25	26
2.250% due 07/20/2030 •	1	1
2.875% (H15T1Y + 1.500%) due 04/20/2026 ~	9	9
2.875% due 05/20/2030 •	1	1
3.000% due 02/20/2027 - 02/20/2032 •	64	68
3.000% due 03/15/2045 - 08/15/2045	3,639	3,809
3.273% due 09/20/2066 ~	17,223	18,429
4.000% due 06/15/2049 - 03/15/2050	7,020	7,538
4.500% due 04/20/2048 - 05/20/2048	8,849	9,592
5.000% due 07/20/2049	1,533	1,683
6.000% due 12/15/2038 - 11/15/2039	15	18
Ginnie Mae, TBA
2.000% due 05/01/2051	5,800	5,847
4.000% due 04/01/2051	5,000	5,347
Small Business Administration 5.130% due 09/01/2023	2	2
Uniform Mortgage-Backed Security
2.500% due 07/01/2039 - 03/01/2040	2,100	2,160
3.000% due 08/01/2021 - 06/01/2030	31,154	33,193
3.500% due 02/01/2030 - 07/01/2050	41,729	44,449
4.000% due 01/01/2026 - 05/01/2048	24,439	26,348
4.500% due 08/01/2023 - 08/01/2043	3,157	3,455

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

5.000% due 06/01/2025 - 08/01/2044		3,746	4,272
5.500% due 05/01/2022 - 07/01/2041		9,508	11,060
6.000% due 09/01/2021 - 01/01/2039		7,170	8,202
6.500% due 11/01/2034		22	25
Uniform Mortgage-Backed Security, TBA
1.500% due 05/01/2051		20,300	19,579
2.000% due 04/01/2036 - 06/01/2051		862,700	862,999
2.500% due 05/01/2051 - 06/01/2051		78,100	79,905
3.500% due 04/01/2051 - 05/01/2051		75,000	79,257

Total U.S. Government Agencies (Cost $1,339,189)			1,340,756

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
1.375% due 11/15/2040		158,200	134,618
1.375% due 08/15/2050		128,400	100,232
1.625% due 11/15/2050		41,600	34,677
1.875% due 02/15/2041		29,100	27,104
2.000% due 02/15/2050		47,000	42,999
2.500% due 02/15/2045		9,800	10,009
2.750% due 11/15/2042		8,300	8,899
2.875% due 08/15/2045 (l)		10,000	10,923
2.875% due 05/15/2049		31,900	35,043
3.000% due 05/15/2042		4,300	4,804
3.000% due 11/15/2044		155,300	173,202
3.000% due 05/15/2045		41,000	45,721
3.125% due 11/15/2041		20,500	23,362
3.125% due 08/15/2044		35,700	40,641
3.375% due 05/15/2044		63,300	74,964
3.625% due 02/15/2044		2,900	3,566
3.750% due 08/15/2041 (l)		27,700	34,469
U.S. Treasury Notes
1.750% due 09/30/2022 (l)		20,665	21,168
1.750% due 06/30/2024 (l)(n)		47,400	49,432

Total U.S. Treasury Obligations (Cost $978,215)			875,833

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.0%
ACRES Commercial Realty Corp. 2.608% due 04/17/2037 •		7,620	7,638
Alba PLC 0.251% due 03/17/2039 •	GBP	9,074	12,061
American Home Mortgage Investment Trust
2.201% due 02/25/2045 •		$132	134
6.700% due 06/25/2036 þ		11,738	3,152
AREIT Trust 2.726% due 04/15/2037 •		13,300	13,505
Banc of America Funding Trust
3.128% due 05/25/2035 ~		198	200
5.000% due 07/26/2036		18,130	3,336
6.000% due 03/25/2037 ^		2,064	1,862
Banc of America Mortgage Trust 4.403% due 05/25/2033 ~		169	175
BCAP LLC Trust
0.319% due 05/25/2047 •		2,288	2,194
4.852% due 03/26/2037 þ		364	368
BDS Ltd. 1.406% due 09/15/2035 •		13,300	13,374
Bear Stearns Adjustable Rate Mortgage Trust
2.323% due 01/25/2034 ~		162	167
2.370% due 02/25/2036 •		26	27
2.500% due 04/25/2033 ~		22	23
2.519% due 02/25/2033 ~		3	4
2.781% due 11/25/2030 ~		1	1
2.826% due 02/25/2033 ~		7	6
2.851% due 04/25/2034 ~		303	301
2.998% due 01/25/2035 ~		68	69
3.121% due 11/25/2034 ~		811	814
3.488% due 07/25/2034 ~		259	252
4.338% due 01/25/2035 ~		141	147
Bear Stearns ALT-A Trust
2.762% due 05/25/2035 ~		778	795
3.033% due 09/25/2035 ^~		523	416
3.394% due 05/25/2036 ^~		1,690	1,176
Bear Stearns Structured Products, Inc. Trust
2.757% due 01/26/2036 ^~		1,108	956
2.886% due 12/26/2046 ^~		787	685
Business Mortgage Finance PLC 2.056% due 02/15/2041 •	GBP	1,570	2,155
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	6,424
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		7,037	7,625
Chase Mortgage Finance Trust 2.806% due 01/25/2036 ^~		1,306	1,203

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •		63	64
3.258% due 04/25/2066 ~		5,422	5,476
5.500% due 12/25/2035		2,434	1,812
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035 •		2,620	2,739
3.069% due 05/25/2035 ~		303	313
Countrywide Alternative Loan Trust
0.301% due 09/20/2046 •		3,878	3,508
0.489% due 09/25/2046 ^•		10,407	10,081
0.509% due 05/25/2036 •		911	809
1.109% due 08/25/2035 ^•		2,992	1,712
6.000% due 03/25/2035		11,460	11,095
6.000% due 02/25/2037 ^		6,621	4,641
6.000% due 08/25/2037 ^		6,375	5,215
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•		138	122
2.675% due 02/20/2035 ~		241	244
2.769% due 11/25/2034 ~		540	546
Credit Suisse First Boston Mortgage Securities Corp. 4.946% due 06/25/2032 ~		13	14
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	7,770
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.259% due 03/25/2037 ^•		3,558	3,544
0.609% due 02/25/2035 •		174	170
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		2,739	2,784
Eurosail PLC
0.230% due 03/13/2045 •	GBP	1,124	1,527
0.240% due 03/13/2045 •		3,184	4,343
First Horizon Alternative Mortgage Securities Trust 2.687% due 08/25/2035 ^~		$1,600	1,495
First Horizon Mortgage Pass-Through Trust 2.978% due 10/25/2035 ^~		1,155	1,164
Great Hall Mortgages PLC 0.320% due 06/18/2039 •		2,452	2,399
GreenPoint Mortgage Funding Trust 0.289% due 09/25/2046 •		158	154
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	10,661
GS Mortgage Securities Trust
3.120% due 05/10/2050		10,840	11,307
3.602% due 10/10/2049 ~		3,037	2,987
GSR Mortgage Loan Trust
2.873% due 11/25/2035 ~		231	232
2.929% due 09/25/2035 ~		846	863
HarborView Mortgage Loan Trust
0.550% due 05/19/2035 •		201	194
1.610% due 10/19/2035 •		1,808	1,455
3.034% due 12/19/2035 ^~		1,863	1,304
3.418% due 07/19/2035 ^~		720	616
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	52,132	72,142
Hilton USA Trust 2.828% due 11/05/2035		$14,400	14,434
IndyMac Mortgage Loan Trust
0.279% due 01/25/2037 ^•		1,915	1,916
3.222% due 06/25/2036 ~		5,353	4,539
JP Morgan Chase Commercial Mortgage Securities Trust 1.106% due 06/15/2032 •		10,662	10,678
JP Morgan Mortgage Trust
2.398% due 06/25/2035 ~		97	98
3.017% due 08/25/2034 ~		1,209	1,216
3.331% due 12/26/2037 ~		9,050	8,435
3.369% due 10/25/2036 ^~		1,818	1,605
5.750% due 01/25/2036 ^		376	258
JP Morgan Resecuritization Trust 3.063% due 05/26/2036 ~		11,957	9,731
Landmark Mortgage Securities PLC 0.309% due 04/17/2044 •	GBP	16,740	22,127
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		$9,815	9,883
Manhattan West Mortgage Trust 2.130% due 09/10/2039		16,100	16,201
MASTR Adjustable Rate Mortgages Trust
0.999% due 01/25/2047 ^•		1,976	3,756
2.585% due 08/25/2034 ~		2,055	1,849
Merrill Lynch Mortgage Investors Trust 2.055% due 04/25/2035 ~		1,429	1,427
MF1 Multifamily Housing Mortgage Loan Trust 0.958% due 07/15/2036 •		5,000	5,017
MFA Trust 1.479% due 03/25/2065 ~		11,493	11,616
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		2,433	2,540

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

3.557% due 12/15/2047		6,689	7,079
Morgan Stanley Mortgage Capital Holdings LLC 3.397% due 09/13/2039		17,400	18,646
Morgan Stanley Mortgage Loan Trust 2.681% due 07/25/2035 ^~		1,797	1,688
MortgageIT Trust 0.729% due 12/25/2035 •		1,357	1,365
Nomura Resecuritization Trust 0.347% due 11/26/2036 •		10,834	7,980
One New York Plaza Trust 1.056% due 01/15/2026 •		17,300	17,436
Prime Mortgage Trust
0.509% due 02/25/2034 •		40	39
0.609% due 02/25/2035 •		1,854	1,798
RBSSP Resecuritization Trust 2.200% due 12/25/2035 ~		2,673	2,684
Residential Accredit Loans, Inc. Trust
0.209% due 05/25/2037 •		6,159	5,931
1.509% due 08/25/2036 ^•		563	566
3.990% due 12/25/2035 ^~		286	264
6.000% due 09/25/2036		756	714
6.500% due 09/25/2036 ^		4,957	3,443
Residential Asset Securitization Trust 0.559% due 10/25/2035 •		1,190	796
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,671	1,662
Ripon Mortgages PLC 0.860% due 08/20/2056 •	GBP	18,477	25,514
Stratton Mortgage Funding PLC 0.949% due 07/20/2060 •		24,100	33,213
Structured Adjustable Rate Mortgage Loan Trust
0.509% due 04/25/2047 •		$1,337	1,282
2.968% due 01/25/2035 ~		853	866
3.326% due 11/25/2035 ~		5,479	4,456
Structured Asset Mortgage Investments Trust
0.610% due 07/19/2035 •		824	836
0.770% due 09/19/2032 •		10	10
SunTrust Adjustable Rate Mortgage Loan Trust 2.393% due 02/25/2037 ^~		1,184	1,117
Tharaldson Hotel Portfolio Trust 1.004% due 11/11/2034 •		7,939	7,940
Thornburg Mortgage Securities Trust
1.529% due 06/25/2047 ^•		6,552	5,594
1.579% due 03/25/2037 ^•		854	802
Towd Point Mortgage Funding 0.951% due 07/20/2045 •	GBP	51,349	70,988
Towd Point Mortgage Funding PLC 1.058% due 10/20/2051 •		26,747	37,112
Trinity Square PLC 0.899% due 07/15/2059 •		18,200	25,092
Wachovia Mortgage Loan Trust LLC 2.689% due 05/20/2036 ^~		$1,133	1,169
WaMu Mortgage Pass-Through Certificates Trust
0.609% due 02/25/2045 •		7,070	7,182
0.689% due 10/25/2045 •		173	173
2.526% due 12/25/2036 ^~		6,531	6,250
3.173% due 12/25/2036 ^~		205	198
3.275% due 05/25/2037 ^~		2,602	2,329
3.325% due 07/25/2037 ^~		3,268	3,272
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	769
0.999% due 12/21/2049 •		17,273	23,862
1.699% due 12/21/2049 •		2,259	3,125
2.199% due 12/21/2049 •		1,179	1,633
2.699% due 12/21/2049 •		674	932
3.199% due 12/21/2049 •		674	928
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	6,475

Total Non-Agency Mortgage-Backed Securities (Cost $698,740)			729,283

ASSET-BACKED SECURITIES 13.2%
Accredited Mortgage Loan Trust 0.369% due 09/25/2036 •		4,525	4,451
ACE Securities Corp. Home Equity Loan Trust
0.229% due 12/25/2036 •		2,322	1,629
0.259% due 07/25/2036 •		5,266	2,454
0.329% due 08/25/2036 ^•		10,342	3,524
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.814% due 11/25/2035 •		6,405	6,412
1.219% due 03/25/2035 •		9,960	9,979
Anchorage Capital CLO Ltd. 1.601% due 10/20/2031 •		13,300	13,340
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	13,850	16,240

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Argent Securities Trust
0.259% due 07/25/2036 •		$17,560	7,709
0.489% due 03/25/2036 •		5,819	3,988
Atrium Corp. 1.052% due 04/22/2027 •		15,191	15,195
Avery Point CLO Ltd. 1.318% due 04/25/2026 •		126	126
Bear Stearns Asset-Backed Securities Trust
0.259% due 11/25/2036 •		6,407	6,160
0.269% due 08/25/2036 •		835	803
1.234% due 02/25/2035 •		4,492	4,499
Carrington Mortgage Loan Trust 1.453% due 10/17/2029 •		10,000	10,007
Chesapeake Funding LLC 3.230% due 08/15/2030		5,047	5,112
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		3,365	2,381
Countrywide Asset-Backed Certificates
0.249% due 06/25/2047 ^•		2,542	2,422
0.339% due 05/25/2037 •		7,400	7,020
0.449% due 09/25/2036 •		9,763	9,713
0.709% due 06/25/2036 •		6,056	6,005
0.859% due 05/25/2034 •		998	995
1.009% due 09/25/2036 •		2,520	2,397
4.497% due 10/25/2046 þ		8,136	7,441
Countrywide Asset-Backed Certificates Trust 0.909% due 08/25/2047 •		808	805
Credit-Based Asset Servicing & Securitization Trust 0.169% due 11/25/2036 •		346	205
EMC Mortgage Loan Trust 0.858% due 05/25/2040 •		84	83
Evergreen Credit Card Trust 1.900% due 09/16/2024		20,300	20,775
Figueroa CLO Ltd. 1.141% due 01/15/2027 •		1,054	1,055
Ford Credit Floorplan Master Owner Trust
0.386% due 05/15/2023 •		28,800	28,808
2.840% due 03/15/2024		16,200	16,588
Fremont Home Loan Trust
0.169% due 01/25/2037 •		68	38
0.724% due 11/25/2035 •		9,900	9,422
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		7,286	4,241
6.500% due 08/25/2047		10,744	7,430
GSAMP Trust 0.289% due 06/25/2036 •		3,610	2,544
Gulf Stream Meridian Ltd. 1.641% due 10/15/2029 •		9,900	9,911
Halcyon Loan Advisors Funding Ltd. 1.322% due 10/22/2025 •		1,393	1,395
HERA Commercial Mortgage Ltd. 1.177% due 02/18/2038 •		16,000	16,014
Home Equity Loan Trust 0.339% due 04/25/2037 •		14,424	13,898
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	3,600	4,217
Jamestown CLO Ltd. 1.048% due 07/25/2027 •		$2,521	2,521
JMP Credit Advisors CLO Ltd. 1.073% due 01/17/2028 •		11,570	11,582
JP Morgan Mortgage Acquisition Corp.
0.694% due 05/25/2035 •		4,049	4,033
0.724% due 10/25/2035 ^•		6,456	6,361
JP Morgan Mortgage Acquisition Trust
0.219% due 08/25/2036 •		2,611	2,055
0.349% due 08/25/2036 •		1,344	1,078
0.369% due 03/25/2037 •		1,647	1,635
Lehman XS Trust 0.469% due 06/25/2036 •		1,169	1,119
LoanCore Issuer Ltd. 1.236% due 05/15/2028 •		8,030	8,040
Long Beach Mortgage Loan Trust 0.429% due 05/25/2036 •		39,401	17,489
LP Credit Card ABS Master Trust 1.680% due 08/20/2024 •		13,605	14,149
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	13,800	16,345
Marathon CLO Ltd. 1.342% due 04/15/2029 •		$16,146	16,176
MASTR Asset-Backed Securities Trust
0.589% due 03/25/2036 •		4,847	3,937
0.689% due 12/25/2035 •		2,476	2,465
Merrill Lynch Mortgage Investors Trust
0.219% due 07/25/2037 •		2,922	1,595
0.358% due 08/25/2037 •		2,735	1,834
3.794% due 03/25/2037 þ		4,507	1,490

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

MF1 Ltd. 1.806% due 11/15/2035 •	16,700	16,817
MidOcean Credit CLO
1.041% due 04/15/2027 •	1,264	1,267
1.474% due 01/20/2029 •	13,300	13,315
Monarch Grove CLO 1.098% due 01/25/2028 •	6,902	6,900
Morgan Stanley ABS Capital, Inc. Trust
0.289% due 05/25/2037 •	10,252	9,408
0.359% due 08/25/2036 •	12,750	8,348
0.409% due 06/25/2036 •	4,781	3,196
0.409% due 07/25/2036 •	6,896	3,589
Mountain Hawk CLO Ltd. 1.423% due 04/18/2025 •	447	447
Mountain View CLO Ltd. 1.731% due 04/15/2029 •	16,800	16,822
New Century Home Equity Loan Trust 0.994% due 05/25/2034 •	13,874	13,779
NovaStar Mortgage Funding Trust 0.349% due 11/25/2036 •	2,837	1,269
OCP CLO Ltd. 1.041% due 07/15/2027 •	3,321	3,322
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	7,307	7,356
Option One Mortgage Loan Trust
0.249% due 03/25/2037 •	5,822	5,436
0.329% due 05/25/2037 •	10,059	7,435
Option One Mortgage Loan Trust Asset-Backed Certificates 0.799% due 11/25/2035 •	14,900	14,772
Ownit Mortgage Loan Trust
0.329% due 09/25/2037 •	2,522	1,556
0.409% due 05/25/2037 •	23,733	21,393
0.589% due 09/25/2037 •	12,401	7,846
OZLM Ltd. 1.206% due 05/16/2030 •	17,000	17,000
Palmer Square CLO Ltd. 1.044% due 08/15/2026 •	4,345	4,346
Palmer Square Loan Funding Ltd. 1.194% due 04/20/2027 •	9,492	9,495
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.234% due 03/25/2035 •	4,366	4,374
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ	7,738	7,763
RAAC Trust 0.619% due 02/25/2036 •	978	973
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	12,719	6,314
Residential Asset Mortgage Products Trust 1.129% due 04/25/2035 •	7,300	7,277
Residential Asset Securities Corp. Trust
0.349% due 09/25/2036 •	3,823	3,806
0.359% due 04/25/2037 •	1,232	1,228
0.709% due 02/25/2036 •	5,279	5,197
0.778% due 12/25/2035 •	3,333	2,931
RR 10 Ltd. 2.041% due 07/15/2033 •	4,400	4,405
Saxon Asset Securities Trust 0.279% due 10/25/2046 •	12,043	11,778
Securitized Asset-Backed Receivables LLC Trust 0.239% due 05/25/2037 ^•	1,016	868
SG Mortgage Securities Trust 0.649% due 02/25/2036 •	2,351	1,660
SLM Student Loan Trust
0.654% due 12/15/2027 •	3,762	3,764
0.734% due 12/15/2025 •	6,588	6,590
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028	2,352	2,372
Sound Point CLO Ltd.
1.156% due 07/25/2030 •	17,000	17,000
1.161% due 01/23/2029 •	5,620	5,616
1.274% due 10/20/2028 •	16,800	16,823
Soundview Home Loan Trust
0.219% due 02/25/2037 •	8,552	3,191
1.009% due 10/25/2037 •	17,177	15,156
Specialty Underwriting & Residential Finance Trust 0.268% due 11/25/2037 •	14,600	10,443
Starwood Commercial Mortgage Trust 1.186% due 07/15/2038 •	14,500	14,498
Structured Asset Securities Corp. Mortgage Loan Trust 0.559% due 05/25/2037 •	6,117	6,041
Sudbury Mill CLO Ltd.
1.373% due 01/17/2026 •	841	842
1.393% due 01/17/2026 •	841	842
Telos CLO Ltd. 1.493% due 01/17/2027 •	1,778	1,778

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		32,525	34,028
Tralee CLO Ltd. 1.334% due 10/20/2028 •		15,034	15,038
Venture CLO Ltd.
1.061% due 04/15/2027 •		6,180	6,180
1.091% due 01/15/2028 •		6,865	6,866
1.231% due 07/20/2030 •		16,900	16,879
Vibrant CLO Ltd. 1.235% due 09/15/2030 •(b)		16,700	16,700
Voya CLO Ltd. 0.938% due 07/25/2026 •		927	927
Wachovia Mortgage Loan Trust 0.799% due 10/25/2035 •		7,537	7,278
WaMu Asset-Backed Certificates WaMu Trust
0.259% due 01/25/2037 •		3,157	2,010
0.359% due 04/25/2037 •		5,690	2,887
Zais CLO Ltd. 1.391% due 04/15/2028 •		12,007	12,023

Total Asset-Backed Securities (Cost $859,589)			880,795

SOVEREIGN ISSUES 6.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (e)	BRL	1,210,100	210,729
0.000% due 01/01/2022 (e)		249,700	42,893
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	17,419
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,300	13,208
Israel Government International Bond
0.050% (MAKA5DAY) due 11/30/2021 ~	ILS	121,100	36,222
2.750% due 07/03/2030		$17,900	18,773
5.500% due 01/31/2022	ILS	52,000	16,268
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	7,694
Korea International Bond 2.000% due 06/19/2024		$1,200	1,258
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	521
5.940% due 02/12/2029		65,200	19,776
6.350% due 08/12/2028		75,900	23,674
6.950% due 08/12/2031		4,000	1,239
8.200% due 08/12/2026		35,600	12,437
Provincia de Buenos Aires 37.855% due 04/12/2025	ARS	35,575	209
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	13,432
3.875% due 04/23/2023		700	747
4.000% due 03/14/2029		4,000	4,551

Total Sovereign Issues (Cost $447,057)			441,050

		SHARES
PREFERRED SECURITIES 1.2%
BANKING & FINANCE 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		2,800,000	3,293
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,500,000	6,125
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	7,219
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		9,400,000	9,499

			26,136

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		2,136,108	56,949

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Total Preferred Securities (Cost $82,002)			83,085

SHORT-TERM INSTRUMENTS 7.9%
REPURCHASE AGREEMENTS (j) 0.1%			5,900

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
(0.644)% due 06/30/2021 - 09/13/2021 (d)(e)	ARS	54,616	438

ISRAEL TREASURY BILLS 0.2%
(0.052)% due 10/06/2021 (e)(f)	ILS	56,000	16,751

JAPAN TREASURY BILLS 3.9%
(0.105)% due 06/28/2021 (e)(f)	JPY	28,410,000	256,648

U.S. TREASURY BILLS 3.7%
0.054% due 06/03/2021 - 09/02/2021 (d)(e)(l)(n)		$247,200	247,185

Total Short-Term Instruments (Cost $531,316)			526,922

Total Investments in Securities (Cost $7,151,004)			7,164,404

		SHARES
INVESTMENTS IN AFFILIATES 7.2%
SHORT-TERM INSTRUMENTS 7.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.2%
PIMCO Short Asset Portfolio		33,470,883	335,847
PIMCO Short-Term Floating NAV Portfolio III		14,597,801	143,934

Total Short-Term Instruments (Cost $478,314)			479,781

Total Investments in Affiliates (Cost $478,314)			479,781

Total Investments 114.8% (Cost $7,629,318)			$7,644,185
Financial Derivative Instruments (k)(m) 0.3%(Cost or Premiums, net $10,832)			20,294
Other Assets and Liabilities, net (15.1)%			(1,005,684)

Net Assets 100.0%			$6,658,795

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	10/20/2022	09/24/2020		$57,340	$56,949	0.86%
Citigroup, Inc.				2.572	06/03/2031	05/26/2020		9,500	9,500	0.14
General Motors Co.				6.125	10/01/2025	05/07/2020		19,886	23,424	0.35
General Motors Co.				6.800	10/01/2027	05/07/2020		3,692	4,594	0.07
Lloyds Banking Group PLC				3.870	09/02/2021	05/22/2018		1,400	1,403	0.02

								$91,818	$95,870	1.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	0.020%	03/31/2021	04/01/2021	$5,900	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2025			$(6,020)	$5,900	$5,900

Total Repurchase Agreements								$(6,020)	$5,900	$5,900

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.5)%
Uniform Mortgage-Backed Security, TBA						3.500%	04/01/2036	$10,000	$(10,669)	$(10,664)
Uniform Mortgage-Backed Security, TBA						4.000	04/01/2051	143,600	(154,465)	(154,078)

Total Short Sales (2.5)%									$(165,134)	$(164,742)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2021 was $(3,097) at a weighted average interest rate of 0.068%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2021	1,962	$242,108	$(3,216)	$0	$(322)
U.S. Treasury 10-Year Note June Futures	06/2021	6,040	790,863	(19,046)	0	(1,510)

$(22,262)	$0	$(1,832)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond June Futures	06/2021	157	$(37,935)	$(333)	$221	$(158)
U.S. Treasury 30-Year Bond June Futures	06/2021	309	(47,769)	1,926	135	0

$1,593	$356	$(158)

Total Futures Contracts	$(20,669)	$356	$(1,990)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.536%	$2,400	$(61)	$108	$47	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.463	6,100	(428)	519	91	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.511	5,400	(66)	152	86	3	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.611	5,000	(78)	151	73	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	2.256	EUR	14,400	25	(684)	(659)	20	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.535	1,300	(199)	106	(93)	3	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.154	15,000	(732)	922	190	0	0

$(1,539)	$1,274	$(265)	$28	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$32,700	$(2,379)	$(634)	$(3,013)	$0	$(124)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Crossover 34 5-Year Index	5.000%	Quarterly	12/20/2025	EUR	47,656	$6,522	$389	$6,911	$218	$0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	86,600	11,289	901	12,190	595	0
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	134,300	3,458	756	4,214	141	0

$21,269	$2,046	$23,315	$954	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	06/16/2051	GBP	94,400	$(5,225)	$20,998	$15,773	$1,235	$0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		2,300	136	47	183	32	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022	BRL	241,900	(1)	453	452	0	(16)
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		162,000	0	296	296	0	(10)
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		192,700	(4)	364	360	0	(12)
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		54,700	0	100	100	0	(3)
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		87,000	0	158	158	0	(6)
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		65,000	0	116	116	0	(4)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		25,200	0	(30)	(30)	2	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		594,800	(13)	(681)	(694)	38	0
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		3,084,300	592	(1,967)	(1,375)	197	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,102,800	(420)	(575)	(995)	71	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	25,600	28	15	43	0	(8)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023		$66,200	(1,486)	5,545	4,059	0	(22)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	29,950,000	(1,734)	(2,312)	(4,046)	159	0
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026		4,100,000	0	(219)	(219)	0	(25)
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026		2,050,000	0	(106)	(106)	0	(12)
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026		3,410,000	0	(137)	(137)	0	(21)
Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026		5,460,000	(3)	(200)	(203)	0	(33)
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026		2,050,000	0	(78)	(78)	0	(13)
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026		2,050,000	0	(77)	(77)	0	(13)
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026		1,025,000	0	(51)	(51)	0	(6)
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026		2,495,000	3	(140)	(137)	0	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	(740)	(1,115)	68	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		1,700,000	118	(387)	(269)	19	0
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		17,350,000	663	3,191	3,854	0	(211)
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,750,000	(2)	(644)	(646)	33	0
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,870,000	(212)	(561)	(773)	42	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038		1,012,000	0	(470)	(470)	0	(51)
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038		1,012,000	0	(464)	(464)	0	(51)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038		3,838,000	262	(2,631)	(2,369)	249	0
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038		690,000	0	(501)	(501)	38	0
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038		2,050,000	131	(1,304)	(1,173)	114	0
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038		1,050,000	4	(737)	(733)	59	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038		5,544,600	294	(3,807)	(3,513)	313	0
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039		4,060,000	366	(2,056)	(1,690)	0	(232)
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039		2,680,000	71	(1,184)	(1,113)	0	(153)
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039		660,000	0	(296)	(296)	0	(38)
Pay	6-Month JPY-LIBOR	0.430	Semi-Annual	03/19/2041		1,093,000	0	41	41	0	(72)
Pay	6-Month JPY-LIBOR	0.410	Semi-Annual	03/25/2041		188,500	0	0	0	0	(26)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		690,000	1,686	(908)	778	0	(74)
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051		1,889,000	(21)	73	52	176	0
Receive	6-Month JPY-LIBOR	0.520	Semi-Annual	03/16/2051		360,000	0	26	26	42	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		780,000	428	(29)	399	90	0
Receive	6-Month JPY-LIBOR	0.557	Semi-Annual	03/17/2051		1,213,000	0	(27)	(27)	144	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	752,000	0	(42)	(42)	89	0

$(4,714)	$8,062	$3,348	$3,210	$(1,127)

Total Swap Agreements	$12,637	$10,748	$23,385	$4,192	$(1,251)

(l)

Securities with an aggregate market value of $48,244 and cash of $21,326 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $14 and liability of $(17) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2021	EUR	12,186	$14,543	$240	$0
05/2021	GBP	19,974	27,419	0	(120)
05/2021	ILS	489	149	3	0
05/2021	NOK	2,925	346	3	0
05/2021	$1,117	EUR	938	0	(16)
05/2021	2,498	GBP	1,793	0	(26)
BPS	04/2021	BRL	148,400	$26,969	604	0
04/2021	$26,047	BRL	148,400	318	0
05/2021	CZK	825	$39	2	0
05/2021	GBP	25,690	35,669	248	0
06/2021	$14,252	KRW	16,022,643	0	(43)
BRC	04/2021	5,197	PEN	19,245	0	(56)
06/2021	PEN	19,245	$5,196	57	0
06/2021	$16,994	KRW	19,061,820	0	(91)
BSH	04/2021	BRL	555,800	$103,419	4,745	(70)
04/2021	$97,974	BRL	555,800	883	(112)
10/2021	BRL	513,000	$90,227	568	0
01/2022	148,000	25,723	154	0
CBK	04/2021	AUD	2,526	1,956	38	0
04/2021	BRL	206,804	36,299	0	(443)
04/2021	PEN	21,997	6,063	186	0
04/2021	$38,114	BRL	206,804	0	(1,372)
04/2021	523	PEN	1,941	0	(5)
05/2021	EUR	17,876	$21,532	551	0
05/2021	GBP	220,646	306,684	2,463	0
05/2021	PEN	20,293	5,555	134	0
05/2021	$4,017	GBP	2,848	0	(90)
06/2021	PEN	71,475	$19,430	343	0
06/2021	$22,217	CLP	16,214,093	299	0
08/2021	MXN	10,702	$512	0	(5)
08/2021	PEN	7,339	2,018	58	0
09/2021	4,923	1,327	13	0
10/2021	ILS	56,017	16,933	121	0
11/2021	121,136	36,967	572	0
01/2022	54,873	16,880	373	0
GLM	09/2021	PEN	60,268	16,385	298	0
HUS	04/2021	CAD	1,550	1,224	0	(10)
05/2021	CZK	367	17	1	0
05/2021	EUR	111,747	134,831	3,673	0
05/2021	ILS	1,167	358	9	0
05/2021	PEN	32,479	8,833	158	0
05/2021	$5,555	GBP	3,950	0	(108)
06/2021	28,959	MXN	603,808	373	0
JPM	04/2021	BRL	783,800	$139,986	1,935	(1,200)
04/2021	$140,780	BRL	783,800	0	(1,528)
04/2021	219	PEN	811	0	(2)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

05/2021	GBP	6,418	$8,944	95	0
05/2021	$2,231	GBP	1,602	0	(23)
06/2021	PEN	811	$219	2	0
10/2021	BRL	697,100	123,442	1,608	0
01/2022	101,700	17,791	221	0
MYI	05/2021	$2,160	GBP	1,566	0	(1)
05/2021	1,209	JPY	128,500	0	(48)
RBC	06/2021	JPY	8,086,018	$74,380	1,291	0
SCX	06/2021	INR	14,380	193	0	(1)
06/2021	JPY	20,323,982	186,746	3,039	0
06/2021	PEN	1,293	350	5	0
SOG	05/2021	JPY	359,600	3,398	149	0
SSB	04/2021	BRL	206,804	37,262	521	0
04/2021	$36,299	BRL	206,804	443	0
05/2021	37,215	206,804	0	(537)
UAG	05/2021	CZK	409	$19	1	0

Total Forward Foreign Currency Contracts	$26,798	$(5,907)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000%	03/15/2023	14,200	$1,601	$3,150
GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/10/2022	7,300	578	802
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	17,200	1,818	1,900
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/11/2022	7,300	0	803

Total Purchased Options	$3,997	$6,655

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus BRL	BRL	6.250	05/27/2021	9,500	$(151)	$(50)
Call - OTC USD versus BRL	6.000	06/04/2021	17,000	(253)	(217)

$(404)	$(267)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175%	03/15/2023	42,600	$(1,569)	$(3,049)
GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/10/2022	19,700	(562)	(810)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	46,400	(1,764)	(1,922)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/11/2022	19,700	0	(811)

$(3,895)	$(6,592)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	$101.844	04/07/2021	10,000	$(31)	$(206)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.547	05/06/2021	20,000	(102)	(77)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 06/01/2051	101.172	06/07/2021	13,000	(77)	(76)
JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	103.875	06/07/2021	13,600	(50)	(50)
Put - OTC Fannie Mae, TBA 3.000% due 06/01/2051	104.047	06/07/2021	13,000	(50)	(55)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	103.781	04/14/2021	10,100	(24)	(74)
Put - OTC Ginnie Mae, TBA 2.500% due 04/01/2051	104.266	04/14/2021	13,500	(34)	(153)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	101.484	04/07/2021	10,000	(23)	(171)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2051	102.375	04/07/2021	4,800	(20)	(125)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	98.453	05/06/2021	13,000	(91)	(60)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	99.914	05/06/2021	13,000	(73)	(114)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	100.453	05/06/2021	13,000	(67)	(42)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 05/01/2051	101.430	05/06/2021	7,000	(22)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	98.531	06/07/2021	17,000	(106)	(134)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 06/01/2051	100.531	06/07/2021	17,000	(88)	(73)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2051	101.789	05/06/2021	13,000	(56)	(56)

$(914)	$(1,472)

Total Written Options	$(5,213)	$(8,331)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Russia Government International Bond	1.000%	Quarterly	12/20/2024	0.847%	$14,800	$95	$(8)	$87	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.631	15,900	(680)	367	0	(313)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	0.847	300	1	1	2	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.462	100	(5)	4	0	(1)

Total Swap Agreements	$(589)	$364	$89	$(314)

(n)

Securities with an aggregate market value of $894 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,153,905	$0	$1,153,905
Industrials	0	8,59,942	0	859,942
Specialty Finance	0	1,403	0	1,403
Utilities	0	234,122	0	234,122
Municipal Bonds & Notes
California	0	6,204	0	6,204
Florida	0	3,013	0	3,013
Illinois	0	8,719	0	8,719
Iowa	0	837	0	837
New York	0	6,418	0	6,418
Texas	0	4,912	0	4,912
West Virginia	0	7,205	0	7,205
U.S. Government Agencies	0	1,340,756	0	1,340,756
U.S. Treasury Obligations	0	875,833	0	875,833
Non-Agency Mortgage-Backed Securities	0	729,283	0	729,283
Asset-Backed Securities	0	880,795	0	880,795
Sovereign Issues	0	441,050	0	441,050
Preferred Securities
Banking & Finance	0	26,136	0	26,136
Utilities	0	0	56,949	56,949
Short-Term Instruments

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2021 (Unaudited)

Repurchase Agreements	0	5,900	0	5,900
Argentina Treasury Bills	0	438	0	438
Israel Treasury Bills	0	16,751	0	16,751
Japan Treasury Bills	0	256,648	0	256,648
U.S. Treasury Bills	0	247,185	0	247,185

	$0	$7,107,455	$56,949	$7,164,404
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$479,781	$0	$0	$479,781

Total Investments	$479,781	$7,107,455	$56,949	$7,644,185

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(164,742)	$0	$(164,742)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	356	4,192	0	4,548
Over the counter	0	33,542	0	33,542

	$356	$37,734	$0	$38,090
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,990)	(1,251)	0	(3,241)
Over the counter	0	(14,552)	0	(14,552)

	$(1,990)	$(15,803)	$0	$(17,793)

Total Financial Derivative Instruments	$(1,634)	$21,931	$0	$20,297

Totals	$478,147	$6,964,644	$56,949	$7,499,740

There were no significant transfers into or out of Level 3 during the period ended March 31, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of the Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Portfolio or class, by the total number of shares outstanding of the Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolio’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared

Notes to Financial Statements (Cont.)

swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2021, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2021 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$334,744	$802	$0	$0	$301	$335,847	$802	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$285,683	$256,066	$(397,800)	$65	$(80)	$143,934	$166	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
FAR	Wells Fargo Bank National Association	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	KRW	South Korean Won
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	ILS	Israeli Shekel	NOK	Norwegian Krone
CAD	Canadian Dollar	INR	Indian Rupee	PEN	Peruvian New Sol
CLP	Chilean Peso	JPY	Japanese Yen	USD	United States Dollar
CZK	Czech Koruna

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MAKA5DAY	Israel Gilon 5 Day	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation